               As filed with Securities and Exchange Commission on

                                 April 29, 2002

                           Registration Nos. 333-51676
                                    811-8828

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]
                     PRE-EFFECTIVE AMENDMENT NO.       [ ]
                      POST-EFFECTIVE AMENDMENT NO. 1   [X]
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
          AMENDMENT NO. 21                                         [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                501 Boylston Street, Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number: 617-578-2000

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                             Anne M. Goggin, Esquire
                    Senior Vice President and General Counsel
                       New England Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02117



                                    COPY TO:
                            Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415





It is proposed that this filing will become effective (check appropriate box)


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
Title of Securities Being Registered:  Individual Variable Annuity Contracts

================================================================================

                           AMERICAN FORERUNNER SERIES
             Individual Flexible Premium Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office:
       New England Life Insurance Company                       P.O. Box 14594
              501 Boylston Street                         Des Moines, IA 50306-3594
          Boston, Massachusetts 02116
                 (617) 578-2000

     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in these Eligible Funds of the New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust and the American Funds Insurance Series.

NEW ENGLAND ZENITH FUND

State Street Research Money Market Series

Salomon Brothers Strategic Bond Opportunities

  Series
Salomon Brothers U.S. Government Series

State Street Research Bond Income Series

Balanced Series
Alger Equity Growth Series
Davis Venture Value Series

FI Mid Cap Opportunities Series


FI Structured Equity Series


Harris Oakmark Focused Value Series

Loomis Sayles Small Cap Series
MFS Investors Trust Series

MFS Research Managers Series


METROPOLITAN SERIES FUND, INC.

Lehman Brothers(R) Aggregate Bond Index
  Portfolio



Harris Oakmark Large Cap Value Portfolio


Janus Growth Portfolio


MetLife Stock Index Portfolio


Putnam Large Cap Growth Portfolio


State Street Research Investment Trust Portfolio


State Street Research Large Cap Value Portfolio


Janus Mid Cap Portfolio


MetLife Mid Cap Stock Index Portfolio


Neuberger Berman Partners Mid Cap Value

  Portfolio



Franklin Templeton Small Cap Growth Portfolio


Russell 2000(R) Index Portfolio


State Street Research Aurora Portfolio


Morgan Stanley EAFE(R) Index Portfolio


Putnam International Stock Portfolio


MET INVESTORS SERIES TRUST


Lord Abbett Bond Debenture Portfolio


PIMCO Total Return Portfolio


Met/AIM Mid Cap Core Equity Portfolio


Met/AIM Small Cap Growth Portfolio


MFS Mid Cap Growth Portfolio


PIMCO Innovation Portfolio


MFS Research International Portfolio


State Street Research Concentrated International


  Portfolio




AMERICAN FUNDS INSURANCE SERIES


American Funds Growth Fund


American Funds Growth-Income Fund


American Funds Global Small Capitalization Fund



     You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.


     When you purchase your Contract, you must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges. The five available Classes of the Contract are:

     -- Standard Class,


     -- B Plus Class,


     -- C Class,

     -- L Class, and

     -- P Class.

     If you select the B Plus Class, we will add a bonus amount to each purchase payment received in the first Contract Year. The overall expenses for the B Plus Class Contract may be higher than the expenses for a similar Contract that does not pay a bonus. Over time, the value of the bonus could be more than offset by higher expenses.


     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated May 1, 2002. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-70 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 399 Boylston St., Boston, Massachusetts 02116, 1-800-356-5015.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.


     WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.



                                  MAY 1, 2002

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS


                                                                  PAGE
                                                                  ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS...........       A-5
HIGHLIGHTS..................................................       A-6
FEE TABLE...................................................      A-10
HOW THE CONTRACT WORKS......................................      A-24
THE COMPANY.................................................      A-25
THE VARIABLE ACCOUNT........................................      A-25
INVESTMENTS OF THE VARIABLE ACCOUNT.........................      A-25
  Investment Advice.........................................      A-29
  Share Classes of the Eligible Funds.......................      A-30
  Substitution of Investments...............................      A-31
FIXED ACCOUNT...............................................      A-31
THE CONTRACTS...............................................      A-31
  Standard Class............................................      A-31
  B Plus Class..............................................      A-31
  C Class...................................................      A-32
  L Class...................................................      A-32
  P Class...................................................      A-32
  Purchase Payments.........................................      A-32
  Ten Day Right to Review...................................      A-33
  Allocation of Purchase Payments...........................      A-33
  Contract Value and Accumulation Unit Value................      A-33
  Payment on Death Prior to Annuitization...................      A-33
  Standard Death Benefit....................................      A-34
  Annual Step-Up Death Benefit..............................      A-34
  Greater of Annual Step-Up or 5% Annual Increase Death
     Benefit................................................      A-35
  Earnings Preservation Benefit Rider.......................      A-35
  Transfer Privilege........................................      A-38
  Dollar Cost Averaging.....................................      A-39
  Asset Rebalancing.........................................      A-39
  Withdrawals...............................................      A-40
  Systematic Withdrawals....................................      A-41
  Suspension of Payments....................................      A-41
  Inactive Contracts........................................      A-41
  Ownership Rights..........................................      A-41
  Requests and Elections....................................      A-42
  Confirming Transactions...................................      A-43
  State Variations..........................................      A-43
ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER
  DEDUCTIONS................................................      A-43
  Asset-Based Insurance Charge..............................      A-43
  Contract Administrative Fee...............................      A-44
  Withdrawal Charge.........................................      A-44
  Earnings Preservation Benefit Rider.......................      A-46
  Guaranteed Minimum Income Benefit Rider...................      A-46
  Premium and Other Tax Charges.............................      A-46
  Other Expenses............................................      A-47

                                                                  PAGE
                                                                  ----
ANNUITY PAYMENTS............................................      A-47
  Election of Annuity.......................................      A-47
  Annuity Options...........................................      A-47
  Amount of Annuity Payments................................      A-49
GUARANTEED MINIMUM INCOME BENEFIT...........................      A-49
  Ownership.................................................      A-50
  GMIB Annuity Table........................................      A-50
  Exercising the GMIB Rider.................................      A-50
  GMIB Rider Charge.........................................      A-51
  Termination Provisions....................................      A-51
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS..............      A-51
FEDERAL INCOME TAX STATUS...................................      A-52
  Introduction..............................................      A-52
  Taxation of the Company...................................      A-52
  Tax Status of the Contract................................      A-52
  Taxation of Annuities.....................................      A-53
  Qualified Contracts.......................................      A-54
  (i) Plan Contribution Limits..............................      A-55
      TSA Plans.............................................      A-55
      IRAs, SEPs SARSEPs and SIMPLE IRAs....................      A-55
      Roth IRAs.............................................      A-56
      Qualified Plans.......................................      A-56
  (ii) Distributions from the Contract......................      A-56
      Mandatory Withholding on Certain Distributions........      A-56
      Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs,
     SIMPLE IRAs and Roth IRAs..............................      A-56
      Withholding...........................................      A-57
      Possible Changes in Taxation..........................      A-57
      Other Tax Consequences................................      A-58
      General...............................................      A-58
VOTING RIGHTS...............................................      A-58
DISTRIBUTION OF THE CONTRACTS...............................      A-58
THE OPERATION OF THE FIXED ACCOUNT..........................      A-59
  Contract Value and Fixed Account Transactions.............      A-59
INVESTMENT PERFORMANCE INFORMATION..........................      A-60
  Yields....................................................      A-60
  Standard Return...........................................      A-60
  Non-Standard Return.......................................      A-61
  Other Performance.........................................      A-61
FINANCIAL STATEMENTS........................................      A-61
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................      A-61
APPENDIX A: Consumer Tips...................................      A-66
APPENDIX B: Withdrawal Charge...............................      A-67
APPENDIX C: Premium Tax.....................................      A-68
APPENDIX D: Exchanged Contracts.............................      A-69
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....      A-70

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT.  A subaccount of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.


     ANNUITANT.  The natural person on whose life Annuity Payments are based.


     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.


     ANNUITY DATE. A date on which you choose to begin receiving Annuity Payments which must be at least 30 days after issue. If you do not choose a date, the Annuity Date will be no later than the Maturity Date shown on the Contract Schedule.



     ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.


     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the later of (i) the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less), or (ii) 10 years from the issue date.


     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.


     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on full withdrawals or partial withdrawals of the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.


     VARIABLE ANNUITY. An annuity providing for Annuity payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

THE CONTRACTS:

     The American Forerunner Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Amount of Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. Depending on your expectations and preferences, you can choose the Class that best meets your needs.

     Prior to issuance, you must select one of five available Classes of the
Contract:

     -- Standard Class, which imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over 7 years, and an Asset-Based Insurance Charge;


     -- B Plus Class (which may be referred to as the "Bonus Class"), which credits a bonus amount to purchase payments received in the first Contract Year, imposes a higher Withdrawal Charge (maximum 9%) over a longer period of time (9 years), and imposes a relatively higher Asset-Based Insurance Charge during the Withdrawal Charge period;


     -- C Class, which does not impose any Withdrawal Charge on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge;

     -- L Class, which reduces the period of time (3 years) that a Withdrawal
       Charge (maximum 7%) applies on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge; and

     -- P Class, which lengthens the period of time (9 years) that a Withdrawal
       Charge (maximum 8%) is imposed on withdrawals, and imposes a relatively lower Asset-Based Insurance Charge.


     For the B Plus Class, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with the B Plus Class may exceed the bonus amount and any related earnings. You should consider this possibility before purchasing a B Plus Class Contract.

     Your financial representative can help you decide which Class is best for you. The following chart shows in graphic form the relative levels of the Withdrawal Charge and Asset-Based Insurance Charge under each Class:

                                 Relationship of Withdrawal Charges
                                  to Asset-Based Insurance Charges
                                     for Each Class of Contract

                                    [GRAPH]

     For actual expenses of each Class, see the Fee Table below.

PURCHASE PAYMENTS:

     Currently, the minimum initial and subsequent purchase payments are as follows (exceptions may apply):


CLASS                                                     INITIAL              SUBSEQUENT
-----                                                     -------              ----------
Standard, P...................................  $ 5,000(nonqualified plans)       $500
                                                $ 2,000(qualified plans)
C,L...........................................  $25,000                           $500
B Plus........................................  $10,000                           $500



We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date for the Standard Class, nine years for the P Class and the B Plus Class, and three years for the L Class, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91. For joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age 86. (See "Purchase Payments.")


OWNERSHIP:


     A purchaser may be an individual, employer, trust, corporation, partnership, custodian or any entity specified in an eligible employee benefit plan. A contract generally may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. INDIVIDUAL RETIREMENT ACCOUNTS), THE
                                    ----
TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.


     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:


     You may allocate purchase payments to the subaccounts or to the Fixed Account. You can allocate your Contract Value to as many of the accounts as you choose including the Fixed Account at any time. You must allocate a minimum of $500 dollars to each account you select. However, for individual retirement annuities, individual retirement accounts and Roth Individual Retirement Accounts, if purchase payments are less than $2,000, then you may allocate the payment to a maximum of four subaccounts.



     You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without Federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers, but we do apply special limits to "market timing." (See "Transfer Privilege.") The minimum transfer amount is currently $500, unless we have agreed otherwise. Special limits apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.


CHARGES:

     We apply the following charges to your Contract:

     -- premium tax charge, in some states.

     -- asset-based insurance charge at an annual rate ranging from 1.15% to 1.85% of the Variable Account's daily net assets depending upon the Class and death benefit option you select (these amounts increase by .25% for subaccounts investing in the American Funds Insurance Series).

     -- annual contract administrative fee of $30 during the accumulation phase and pro rata at annuitization (if the Contract Value is less than $50,000).

     -- except for C Class, withdrawal charge that varies by Class (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.

     -- for Contracts with a Guaranteed Minimum Income Benefit Rider, a fee of
       0.35% imposed on the Income Base annually in arrears on each Contract Anniversary prior to annuitization.

     -- for Contracts with an Earnings Preservation Benefit Rider, a fee of 0.25% deducted daily from subaccount assets prior to annuitization.


     Certain waivers or reductions may apply. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions.")


     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments).

PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit.

     You will receive the Standard Death Benefit unless you chose to receive one of two enhanced death benefits--the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. Each of these enhanced death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering income taxes payable at death, and a Guaranteed Minimum Income Benefit Rider ("GMIB"), which provides an additional "floor" on annuity payments.

     The Standard Death Benefit equals the greater of the current Contract Value or total purchase payments less a pro rata reduction for partial withdrawals. The Annual Step-Up Death Benefit equals the greater of current Contract Value or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Greater of Annual Step-Up or 5% Annual Increase Rider equals the greatest of: current Contract Value; purchase payments (less prior withdrawals) accumulated at an annual rate of 5%; or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals.

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

     -- If received under an annuity payment option, they are taxed in the same manner as annuity payments.

     -- If distributed in a lump sum, they are taxed in the same manner as a full withdrawal.

WITHDRAWALS:

     Before annuitization you can send us a written request to withdraw all or part of your Contract Value. After a partial withdrawal, the remaining Contract Value must be at least $2,000. Currently, a partial withdrawal must be at least $500. Federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Status.")


     A Withdrawal Charge will apply to certain full and partial withdrawals and certain annuitization transactions for Standard, B Plus, L and P Class Contracts. On full withdrawals the annual contract administrative fee will be deducted. No Withdrawal Charge applies to C Class Contracts. We reserve the right to deduct a premium tax charge on full and partial withdrawals in some states.



     On a Standard, B Plus, L, or P Class Contract in any Contract Year you can make a withdrawal of a portion of your purchase payments free from any Withdrawal Charge (the "free withdrawal amount"). In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.


REPLACEMENT OF CONTRACTS

     Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your registered representative if purchasing a Contract would be advantageous, given the Contract's features, benefits and charges.

                                   FEE TABLE


     The purpose of the Fee Table is to help you understand the various costs and expenses that you will pay directly and indirectly by purchasing a Contract. The Fee Table shows the current expenses for each Class of Contract as well as the actual charges and expenses for each Eligible Fund for the fiscal year ended December 31, 2001.


CONTRACT OWNER TRANSACTION EXPENSES

          Sales Charge Imposed on Purchase Payments.........    None
          Withdrawal Charge (as a percentage of each
          purchase payment)


        IF WITHDRAWN DURING YEAR                 STANDARD CLASS    B PLUS CLASS    L CLASS    P CLASS
        ------------------------                 --------------    ------------    -------    -------
        1......................................         7%               9%            7%        8%
        2......................................         6%               8%            6%        8%
        3......................................         6%               8%            5%        8%
        4......................................         5%               7%            0%        7%
        5......................................         4%               6%            0%        6%
        6......................................         3%               5%            0%        5%
        7......................................         2%               4%            0%        4%
        8......................................         0%               2%            0%        3%
        9......................................         0%               2%            0%        2%
        Thereafter.............................         0%               0%            0%        0%

        Transfer Fee(1)...................................................................      $25



VARIABLE ACCOUNT ANNUAL EXPENSES

(as a percentage of average daily net assets in the subaccounts)

        Asset-Based Insurance Charge for all subaccounts except the American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts*(2)


                                               STANDARD CLASS   B PLUS CLASS**   C CLASS   L CLASS   P CLASS
                                               --------------   --------------   -------   -------   -------
          Standard Death Benefit.............      1.25%            1.60%         1.60%     1.50%     1.15%
          Annual Step-Up Death Benefit.......      1.35%            1.70%         1.70%     1.60%     1.25%
          Greater of Annual Step-Up or 5%
            Annual Increase Death Benefit....      1.50%            1.85%         1.85%     1.75%     1.40%


        Asset-Based Insurance Charge for the American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts*(2)


                                               STANDARD CLASS   B PLUS CLASS**   C CLASS   L CLASS   P CLASS
                                               --------------   --------------   -------   -------   -------
          Standard Death Benefit.............      1.50%            1.85%         1.85%     1.75%     1.40%
          Annual Step-Up Death Benefit.......      1.60%            1.95%         1.95%     1.85%     1.50%
          Greater of Annual Step-Up or 5%
            Annual Increase Death Benefit....      1.75%            2.10%         2.10%     2.00%     1.65%


 *We reserve the right to impose an increased Asset-Based Insurance Charge on other subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

**The Asset-Based Insurance Charge will be reduced on the B Plus Class by
  0.35% after the expiration of the 9-year Withdrawal Charge period.


          Earnings Preservation Benefit Rider(3)............  0.25%
OTHER CONTRACT FEES
          Annual Contract Administrative Fee(4).............    $30
          Guaranteed Minimum Income Benefit(5)..............  0.35%

NOTES:
(1) Currently, we do not charge this fee. We reserve the right to limit the number and dollar amount of transfers and impose a transfer fee of up to $25. We will not restrict transfers to less than 12 per Contract Year.

(2) After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit; except that for the B Plus Class and the P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. (1.50% for the American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts).

(3) The charge for the Earnings Preservation Benefit Rider will not be assessed after annuitization.
(4) We will also deduct this fee on full withdrawal (regardless of contract size) and pro rata on annuitization. This fee will not be deducted during the accumulation period or on annuitization for Contracts with a Contract Value of $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.

(5) The Guaranteed Minimum Income Benefit Rider charge is imposed on the Income Base annually in arrears on each Contract Anniversary. The Income Base is based on the greater of premiums accumulated with interest and the greatest anniversary value for the Contract, subject to certain limitations. The charge for the Guaranteed Minimum Income Benefit will not be assessed after annuitization. See "Guaranteed Minimum Income Benefit" on p. A-49 for more information.

                            NEW ENGLAND ZENITH FUND


OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001


(ANTICIPATED EXPENSES FOR 2002 FOR THE FI MID CAP OPPORTUNITIES SERIES)

(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                            12b-1       OTHER EXPENSES   TOTAL EXPENSES   OTHER EXPENSES   TOTAL EXPENSES
                            MANAGEMENT   DISTRIBUTION       BEFORE           BEFORE           AFTER            AFTER
                              FEES*          FEE        REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
                            ----------   ------------   --------------   --------------   --------------   --------------
State Street Research
  Money Market Series
  Class B(1)..............     .35%          .25%            .07%             .67%             .07%             .67%
Salomon Brothers Strategic
  Bond Opportunities
  Series Class E(1).......     .65%          .15%            .19%             .99%             .19%             .99%
Salomon Brothers U.S.
  Government Series Class
  E(1)(2).................     .55%          .15%            .18%             .88%             .15%             .85%
State Street Research Bond
  Income Series Class
  B(1)....................     .40%          .25%            .09%             .74%             .09%             .74%
Balanced Series Class
  E(1)....................     .70%          .15%            .13%             .98%             .13%             .98%
Alger Equity Growth Series
  Class E(1)..............     .75%          .15%            .09%             .99%             .09%             .99%
Davis Venture Value Series
  Class E(1)(3)...........     .75%          .15%            .08%             .98%             .08%             .98%
FI Mid Cap Opportunities
  Class B (1)(2)..........     .80%          .25%            .50%            1.55%             .15%            1.20%
FI Structured Equity
  Series Class E(1)(3)....     .68%          .15%            .10%             .93%             .10%             .93%
Harris Oakmark Focused
  Value Series Class
  E(1)(3).................     .75%          .15%            .12%            1.02%             .12%            1.02%
Loomis Sayles Small Cap
  Series Class E(1).......     .90%          .15%            .10%            1.15%             .10%            1.15%
MFS Investors Trust Series
  Class E(1)(2)...........     .75%          .15%            .62%            1.52%             .15%            1.05%
MFS Research Managers
  Series Class E(1)(2)....     .75%          .15%            .31%            1.21%             .15%            1.05%


------------

* Our affiliate MetLife Advisers, LLC ("MetLife Advisers"), formerly New England Investment Management, LLC ("NEIM"), is the investment adviser for the Series of the Zenith Fund.

NOTES

(1) The New England Zenith Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus.

(2) MetLife Advisers and the Zenith Fund have entered into an Expense Agreement under which Metlife Advisers will waive management fees and/or pay expenses attributable to certain series of the Zenith Fund (other than brokerage costs, interest, taxes or extraordinary expenses), so that the total annual expenses of these series will not exceed, at any time prior to April 30, 2003, the following percentages: .85% for the Salomon Brothers U.S. Government Series; 1.20% for the FI Mid Cap Opportunities Series; and 1.05% for the MFS Investors Trust and MFS Research Managers Series. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived or expenses paid if, in the future, actual expenses are less than these expense limits.


(3) Total annual expenses do not reflect certain expense reductions due to directed brokerage arrangements. If we included these reductions, total annual expenses would have been .97% for the Davis Venture Value Series; .89% for the FI Structured Equity Series (formerly the Westpeak Growth and Income Series); and .99% for the Harris Oakmark Focused Value Series.

                         METROPOLITAN SERIES FUND, INC.


OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001


  (ANTICIPATED EXPENSES FOR 2002 FOR THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)

  (AS A PERCENTAGE OF NET ASSETS)


                                            12b-1       OTHER EXPENSES   TOTAL EXPENSES   OTHER EXPENSES   TOTAL EXPENSES
                            MANAGEMENT   DISTRIBUTION       BEFORE           BEFORE           AFTER            AFTER
                              FEES*          FEE        REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
                            ----------   ------------   --------------   --------------   --------------   --------------
Lehman Brothers Aggregate
  Bond Index Portfolio
  Class B(1)..............     .25%          .25%            .13%             .63%             .13%             .63%
Harris Oakmark Large Cap
  Value Portfolio Class
  E(1)(4).................     .75%          .15%            .11%            1.01%             .11%            1.01%
Janus Growth Portfolio
  Class B(1)(2)(3)........  .80%...          .25%           1.46%            2.51%             .15%            1.20%
MetLife Stock Index
  Portfolio Class B(1)....     .25%          .25%            .06%             .56%             .06%             .56%
Putnam Large Cap Growth
  Portfolio Class
  E(1)(2).................     .80%          .15%            .32%            1.27%             .20%            1.15%
State Street Research
  Investment Trust
  Portfolio Class
  B(1)(4).................     .48%          .25%            .05%             .78%             .05%             .78%
State Street Research
  Large Cap Value
  Portfolio Class
  E(1)(2).................     .70%          .15%            .86%            1.71%             .15%            1.00%
Janus Mid Cap Portfolio
  Class B(1)..............     .67%          .25%            .07%             .99%             .07%             .99%
MetLife Mid Cap Stock
  Index Portfolio Class
  B(1)(2).................  .25%...          .25%            .27%             .77%             .20%             .70%
Neuberger Berman Partners
  Mid Cap Value Portfolio
  Class B(1)(4)...........  .69%...          .25%            .12%            1.06%             .12%            1.06%
Franklin Templeton Small
  Cap Growth Portfolio
  Class B(1)(2)(3)........     .90%          .25%           1.79%            2.94%             .15%            1.30%
Russell 2000 Index
  Portfolio Class
  B(1)(2).................     .25%          .25%            .31%             .81%             .30%             .80%
State Street Research
  Aurora Portfolio Class
  E(1)....................     .85%          .15%            .13%            1.13%             .13%            1.13%
Morgan Stanley EAFE Index
  Portfolio Class
  B(1)(2).................     .30%          .25%            .52%            1.07%             .45%            1.00%
Putnam International Stock
  Portfolio Class
  E(1)(4).................     .90%          .15%            .26%            1.31%             .26%            1.31%


------------


* Our affiliate, MetLife Advisers, is the investment manager for the Portfolios of the Metropolitan Fund. Prior to May 1, 2001, Metropolitan Life Insurance Company ("MetLife") served as investment manager.


NOTES:

(1) The Metropolitan Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus.

(2) MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios so that total annual expenses of these portfolios will not exceed, at any time prior to April 30, 2003, the following percentages: 1.15% for the Putnam Large Cap Growth Portfolio; .80% for the Russell 2000 Index Portfolio; .70% for the MetLife Mid Cap Stock Index Portfolio; 1.00% for the Morgan Stanley EAFE Index Portfolio; 1.20% for the Janus Growth Portfolio; 1.30% for the Franklin Templeton Small Cap Growth Portfolio; and 1.00% for the State Street Research Large Cap Value Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Janus Growth Portfolio, the Franklin Templeton Small Cap Growth Portfolio and the State Street Research Large Cap Value Portfolio if, in the future, actual expenses of these portfolios are less than these expense limits.



(3) Total Expenses for the Janus Growth and Franklin Templeton Small Cap Growth Portfolios are annualized based on the months the Portfolios were in operation in 2001. Both Portfolios commenced operations on May 1, 2001.



(4) Total Expenses do not reflect certain expense reductions due to directed brokerage arrangements. If we included these reductions, total annual expenses would have been .98% for the Harris Oakmark Large Cap Value Portfolio, .75% for the State Street Research Investment Trust Portfolio, .97% for the Neuberger Berman Partners Mid Cap Value Portfolio and 1.30% for the Putnam International Stock Portfolio.


                           MET INVESTORS SERIES TRUST


OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001


(AS A PERCENTAGE OF NET ASSETS)



                              MANAGEMENT                    OTHER        TOTAL       MANAGE-       OTHER        TOTAL
                                FEES*                      EXPENSES     EXPENSES       MENT       EXPENSES     EXPENSES
                                BEFORE        12b-1         BEFORE       BEFORE     FEE AFTER      AFTER        AFTER
                              REIMBURSE-   DISTRIBUTION   REIMBURSE-   REIMBURSE-   REIMBURSE-   REIMBURSE-   REIMBURSE-
                                 MENT          FEE           MENT         MENT         MENT         MENT         MENT
                              ----------   ------------   ----------   ----------   ----------   ----------   ----------
Lord Abbett Bond Debenture
  Portfolio Class B(1)(2)...      .60%         .25%           .13%         .98%        .57%          .13%         .95%
PIMCO Total Return Portfolio
  Class B(1)(2)(3)..........      .50%         .25%           .65%        1.40%          0%          .65%         .90%
Met/AIM Mid Cap Core Equity
  Portfolio Class
  B(1)(2)(3)................      .75%         .25%          6.18%        7.18%          0%          .90%        1.15%
Met/AIM Small Cap Growth
  Portfolio Class
  B(1)(2)(3)................      .90%         .25%          4.07%        5.22%          0%         1.05%        1.30%
MFS Mid Cap Growth Portfolio
  Class B(1)(2)(3)..........      .65%         .25%          1.70%        2.60%          0%          .80%        1.05%
PIMCO Innovation Portfolio
  Class B(1)(2)(3)..........     1.05%         .25%          2.91%        4.21%          0%         1.10%        1.35%
MFS Research International
  Portfolio Class
  B(1)(2)(3)................      .80%         .25%          4.28%        5.33%          0%         1.00%        1.25%
State Street Research
  Concentrated International
  Portfolio Class E(1)(3)...      .85%         .15%          4.59%        5.59%          0%         1.10%        1.25%


------------

* Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust.

NOTES:

(1) The Met Investors Series Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Portfolio's prospectus.

(2) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses and 12b-1 fees) will not exceed, at any time prior to April 30, 2003, the following percentages: .70% for the Lord Abbett Bond Debenture Portfolio; .65% for the PIMCO Total Return Portfolio; .90% for the Met/AIM Mid Cap Core Equity Portfolio; 1.05% for the Met/AIM Small Cap Growth Portfolio; .80% for the MFS Mid Cap Growth Portfolio; 1.10% for the PIMCO Innovation Portfolio; 1.00% for the MFS Research International Portfolio; and 1.10% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.


(3) Total Expenses for the PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth, MFS Research International, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios are annualized based on the months the Portfolios were in operation in 2001. The PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios commenced operations on February 12, 2001. The Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios commenced operations on October 9, 2001.


                        AMERICAN FUNDS INSURANCE SERIES


OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001

  (AS A PERCENTAGE OF NET ASSETS)


                                             12b-1       OTHER EXPENSES   TOTAL EXPENSES   OTHER EXPENSES   TOTAL EXPENSES
                             MANAGEMENT   DISTRIBUTION       BEFORE           BEFORE           AFTER            AFTER
                               FEES*          FEE        REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
                             ----------   ------------   --------------   --------------   --------------   --------------
American Funds Growth Fund
  Class 2(1)...............      .37%         .25%            .01%              .63%            .01%              .63%
American Funds
  Growth-Income Fund Class
  2(1).....................      .33%         .25%            .02%              .60%            .02%              .60%
American Funds Global Small
  Capitalization Fund Class
  2(1).....................      .80%         .25%            .03%             1.08%            .03%             1.08%


------------
* Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.
NOTES:

(1) The American Funds Insurance Series has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus.

EXAMPLES


     The purpose of the following Examples is to assist you in understanding the expenses that you would pay over time. The Examples (i) are based on the actual charges and expenses for the Variable Account and for each Eligible Fund for the fiscal year ended December 31, 2001 (or anticipated charges for 2002), as stated in the Fee Table(1); (ii) assume that current waivers and reimbursements of fund expenses will remain in effect for the periods shown (these waivers and reimbursements, however, may be terminated at any time); and (iii) assume that the Contract Owner has selected the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Guaranteed Minimum Income Benefit Rider. Examples do not reflect the Earnings Preservation Benefit Rider.


     EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the Standard Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you fully surrender your Contract or elect to annuitize under a period certain option for a specified period of less than 15 years, with applicable withdrawal charges deducted.


     STANDARD CLASS                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
     --------------                                        -------   -------   -------   --------
     State Street Research Money Market..................  $ 96.51   $135.78   $176.21   $301.44
     Salomon Brothers Strategic Bond Opportunities.......    99.71    145.35    192.08    332.57
     Salomon Brothers U.S. Government....................    98.31    141.17    185.17    319.09
     State Street Research Bond Income...................    97.21    137.88    179.71    308.34
     Balanced............................................    99.61    145.05    191.58    331.61
     Alger Equity Growth.................................    99.71    145.35    192.08    332.57
     Davis Venture Value.................................    99.61    145.05    191.58    331.61
     FI Mid Cap Opportunities............................   101.80    151.56    202.32    352.38
     FI Structured Equity................................    99.11    143.56    189.12    326.81
     Harris Oakmark Focused Value........................   100.01    146.24    193.55    335.43
     Loomis Sayles Small Cap.............................   101.30    150.08    199.89    347.70
     MFS Investors Trust.................................   100.31    147.13    195.02    338.27
     MFS Research Managers...............................   100.31    147.13    195.02    338.27
     Lehman Brothers Aggregate Bond Index................    96.11    134.58    174.21    297.47
     Harris Oakmark Large Cap Value......................    99.91    145.94    193.05    334.47
     Janus Growth........................................   101.80    151.56    202.32    352.38
     MetLife Stock Index.................................    95.40    132.47    170.70    290.49
     Putnam Large Cap Growth.............................   101.30    150.08    199.89    347.70
     State Street Research Investment Trust..............    97.61    139.08    181.70    312.26
     State Street Research Large Cap Value...............   100.81    148.62    197.47    343.01
     Janus Mid Cap.......................................    99.71    145.35    192.08    332.57
     MetLife Mid Cap Stock Index.........................    96.81    136.68    177.71    304.40
     Neuberger Berman Partners Mid Cap Value.............   100.41    147.42    195.50    339.22
     Franklin Templeton Small Cap Growth.................   102.80    154.52    207.18    361.68
     Russell 2000 Index..................................    97.81    139.68    182.69    314.22
     State Street Research Aurora........................   101.11    149.50    198.93    345.85
     Morgan Stanley EAFE Index...........................    99.81    145.64    192.56    333.53
     Putnam International Stock..........................   102.90    154.82    207.67    362.61
     Lord Abbett Bond Debenture..........................    99.31    144.15    190.10    328.73
     PIMCO Total Return..................................    98.81    142.67    187.65    323.93
     Met/AIM Mid Cap Core Equity.........................   101.30    150.08    199.89    347.70
     Met/AIM Small Cap Growth............................   102.80    154.52    207.18    361.68
     MFS Mid Cap Growth..................................   100.31    147.13    195.02    338.27
     PIMCO Innovation....................................   103.30    155.99    209.59    366.28
     MFS Research International..........................   102.30    153.05    204.77    357.06
     State Street Research Concentrated International....   102.30    153.05    204.77    357.06
     American Funds Growth...............................    98.61    142.07    186.65    322.00
     American Funds Growth-Income........................    98.31    141.17    185.17    319.10
     American Funds Global Small Capitalization..........   103.10    155.40    208.63    364.44

     EXAMPLE 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the Standard Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you do not surrender your Contract or elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted(2)).


     STANDARD CLASS                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
     --------------                                         ------   -------   -------   --------
     State Street Research Money Market...................  $26.51   $ 81.78   $140.21   $301.44
     Salomon Brothers Strategic Bond Opportunities........   29.71     91.35    156.08    332.57
     Salomon Brothers U.S. Government.....................   28.31     87.17    149.17    319.09
     State Street Research Bond Income....................   27.21     83.88    143.71    308.34
     Balanced.............................................   29.61     91.05    155.58    331.61
     Alger Equity Growth..................................   29.71     91.35    156.08    332.57
     Davis Venture Value..................................   29.61     91.05    155.58    331.61
     FI Mid Cap Opportunities.............................   31.80     97.56    166.32    352.38
     FI Structured Equity.................................   29.11     89.56    153.12    326.81
     Harris Oakmark Focused Value.........................   30.01     92.24    157.55    335.43
     Loomis Sayles Small Cap..............................   31.30     96.08    163.89    347.70
     MFS Investors Trust..................................   30.31     93.13    159.02    338.27
     MFS Research Managers................................   30.31     93.13    159.02    338.27
     Lehman Brothers Aggregate Bond Index.................   26.11     80.58    138.21    297.47
     Harris Oakmark Large Cap Value.......................   29.91     91.94    157.05    334.47
     Janus Growth.........................................   31.80     97.56    166.32    352.38
     MetLife Stock Index..................................   25.40     78.47    134.70    290.49
     Putnam Large Cap Growth..............................   31.30     96.08    163.89    347.70
     State Street Research Investment Trust...............   27.61     85.08    145.70    312.26
     State Street Research Large Cap Value................   30.81     94.62    161.47    343.01
     Janus Mid Cap........................................   29.71     91.35    156.08    332.57
     MetLife Mid Cap Stock Index..........................   26.81     82.68    141.71    304.40
     Neuberger Berman Partners Mid Cap Value..............   30.41     93.42    159.50    339.22
     Franklin Templeton Small Cap Growth..................   32.80    100.52    171.18    361.68
     Russell 2000 Index...................................   27.81     85.68    146.69    314.22
     State Street Research Aurora.........................   31.11     95.50    162.93    345.85
     Morgan Stanley EAFE Index............................   29.81     91.64    156.56    333.53
     Putnam International Stock...........................   32.90    100.82    171.67    362.61
     Lord Abbett Bond Debenture...........................   29.31     90.15    154.10    328.73
     PIMCO Total Return...................................   28.81     88.67    151.65    323.93
     Met/AIM Mid Cap Core Equity..........................   31.30     96.08    163.89    347.70
     Met/AIM Small Cap Growth.............................   32.80    100.52    171.18    361.68
     MFS Mid Cap Growth...................................   30.31     93.13    159.02    338.27
     PIMCO Innovation.....................................   33.30    101.99    173.59    366.28
     MFS Research International...........................   32.30     99.05    168.77    357.06
     State Street Research Concentrated International.....   32.30     99.05    168.77    357.06
     American Funds Growth................................   28.61     88.07    150.65    322.00
     American Funds Growth-Income.........................   28.31     87.17    149.17    319.10
     American Funds Global Small Capitalization...........   33.10    101.40    172.63    364.44

     EXAMPLE 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:


     -- you select the B Plus Class;


     -- the underlying portfolio earns a 5% annual return; and

     -- you fully surrender your Contract or elect to annuitize under a period certain option for a specified period of less than 15 years, with applicable withdrawal charges deducted.


     B PLUS CLASS                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
     ------------                                          -------   -------   -------   --------
     State Street Research Money Market..................  $121.06   $167.47   $217.06   $347.11
     Salomon Brothers Strategic Bond Opportunities.......   124.38    177.31    233.26    378.28
     Salomon Brothers U.S. Government....................   122.93    173.01    226.20    364.77
     State Street Research Bond Income...................   121.79    169.63    220.62    354.01
     Balanced............................................   124.27    176.99    232.74    377.29
     Alger Equity Growth.................................   124.38    177.31    233.26    378.28
     Davis Venture Value.................................   124.27    176.99    232.74    377.29
     FI Mid Cap Opportunities............................   126.55    183.71    243.74    398.13
     FI Structured Equity................................   123.76    175.47    230.23    372.48
     Harris Oakmark Focused Value........................   124.69    178.22    234.75    381.12
     Loomis Sayles Small Cap.............................   126.03    182.19    241.25    393.45
     MFS Investors Trust.................................   125.00    179.15    236.27    384.00
     MFS Research Managers...............................   125.00    179.15    236.27    384.00
     Lehman Brothers Aggregate Bond Index................   120.64    166.22    215.00    343.11
     Harris Oakmark Large Cap Value......................   124.58    177.91    234.24    380.16
     Janus Growth........................................   126.55    183.71    243.74    398.13
     MetLife Stock Index.................................   119.92    164.06    211.43    336.15
     Putnam Large Cap Growth.............................   126.03    182.19    241.25    393.45
     State Street Research Investment Trust..............   122.20    170.86    222.66    357.95
     State Street Research Large Cap Value...............   125.51    180.67    238.76    388.74
     Janus Mid Cap.......................................   124.38    177.31    233.26    378.28
     MetLife Mid Cap Stock Index.........................   121.37    168.39    218.58    350.06
     Neuberger Berman Partners Mid Cap Value.............   125.10    179.45    236.77    384.95
     Franklin Templeton Small Cap Growth.................   124.58    177.91    234.24    380.16
     Russell 2000 Index..................................   122.41    171.47    223.67    359.90
     State Street Research Aurora........................   125.82    181.57    240.24    391.55
     Morgan Stanley EAFE Index...........................   124.48    177.61    233.76    379.22
     Putnam International Stock..........................   127.68    187.05    249.18    408.34
     Lord Abbett Bond Debenture..........................   123.96    176.08    231.24    374.43
     PIMCO Total Return..................................   123.44    174.55    228.72    369.61
     Met/AIM Mid Cap Core Equity.........................   126.03    182.19    241.25    393.45
     Met/AIM Small Cap Growth............................   127.58    186.74    248.68    407.41
     MFS Mid Cap Growth..................................   125.00    179.15    236.27    384.00
     PIMCO Innovation....................................   128.10    188.27    251.16    412.03
     MFS Research International..........................   127.06    185.23    246.21    402.78
     State Street Research Concentrated International....   127.06    185.23    246.21    402.78
     American Funds Growth...............................   123.24    173.93    227.71    367.66
     American Funds Growth-Income........................   122.93    173.01    226.20    364.77
     American Funds Global Small Capitalization..........   127.89    187.66    250.16    410.19

     EXAMPLE 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:


     -- you select the B Plus Class;


     -- the underlying portfolio earns a 5% annual return; and

     -- you do not surrender your Contract or elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted(2)).


     B PLUS CLASS                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------------                                            ------   -------   -------   --------
     State Street Research Money Market....................  $31.06   $95.47    $163.06   $347.11
     Salomon Brothers Strategic Bond Opportunities.........   34.38   105.31     179.26    378.28
     Salomon Brothers U.S. Government......................   32.93   101.01     172.20    364.77
     State Street Research Bond Income.....................   31.79    97.63     166.62    354.01
     Balanced..............................................   34.27   104.99     178.74    377.29
     Alger Equity Growth...................................   34.38   105.31     179.26    378.28
     Davis Venture Value...................................   34.27   104.99     178.74    377.29
     FI Mid Cap Opportunities..............................   36.55   111.71     189.74    398.13
     FI Structured Equity..................................   33.76   103.47     176.23    372.48
     Harris Oakmark Focused Value..........................   34.69   106.22     180.75    381.12
     Loomis Sayles Small Cap...............................   36.03   110.19     187.25    393.45
     MFS Investors Trust...................................   35.00   107.15     182.27    384.00
     MFS Research Managers.................................   35.00   107.15     182.27    384.00
     Lehman Brothers Aggregate Bond Index..................   30.64    94.22     161.00    343.11
     Harris Oakmark Large Cap Value........................   34.58   105.91     180.24    380.16
     Janus Growth..........................................   36.55   111.71     189.74    398.13
     MetLife Stock Index...................................   29.92    92.06     157.43    336.15
     Putnam Large Cap Growth...............................   36.03   110.19     187.25    393.45
     State Street Research Investment Trust................   32.20    98.86     168.66    357.95
     State Street Research Large Cap Value.................   35.51   108.67     184.76    388.74
     Janus Mid Cap.........................................   34.38   105.31     179.26    378.28
     MetLife Mid Cap Stock Index...........................   31.37    96.39     164.58    350.06
     Neuberger Berman Partners Mid Cap Value...............   35.10   107.45     182.77    384.95
     Franklin Templeton Small Cap Growth...................   34.58   105.91     180.24    380.16
     Russell 2000 Index....................................   32.41    99.47     169.67    359.90
     State Street Research Aurora..........................   35.82   109.57     186.24    391.55
     Morgan Stanley EAFE Index.............................   34.48   105.61     179.76    379.22
     Putnam International Stock............................   37.68   115.05     195.18    408.34
     Lord Abbett Bond Debenture............................   33.96   104.08     177.24    374.43
     PIMCO Total Return....................................   33.44   102.55     174.72    369.61
     Met/AIM Mid Cap Core Equity...........................   36.03   110.19     187.25    393.45
     Met/AIM Small Cap Growth..............................   37.58   114.74     194.68    407.41
     MFS Mid Cap Growth....................................   35.00   107.15     182.27    384.00
     PIMCO Innovation......................................   38.10   116.27     197.16    412.03
     MFS Research International............................   37.06   113.23     192.21    402.78
     State Street Research Concentrated International......   37.06   113.23     192.21    402.78
     American Funds Growth.................................   33.24   101.93     173.71    367.66
     American Funds Growth-Income..........................   32.93   101.01     172.20    364.77
     American Funds Global Small Capitalization............   37.89   115.66     196.16    410.19

     EXAMPLE 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the C Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you surrender your Contract, do not surrender your Contract, elect to annuitize, or do not elect to annuitize (no withdrawal charges apply to the C Class).


     C CLASS                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
     -------                                                ------   -------   -------   --------
     State Street Research Money Market...................  $30.01   $ 92.24   $157.55   $335.43
     Salomon Brothers Strategic Bond Opportunities........   33.20    101.70    173.12    365.37
     Salomon Brothers U.S. Government.....................   31.80     97.56    166.32    352.38
     State Street Research Bond Income....................   30.71     94.32    160.98    342.08
     Balanced.............................................   33.10    101.40    172.63    364.44
     Alger Equity Growth..................................   33.20    101.70    173.12    365.37
     Davis Venture Value..................................   33.10    101.40    172.63    364.44
     FI Mid Cap Opportunities.............................   35.28    107.85    183.19    384.44
     FI Structured Equity.................................   32.60     99.93    170.22    359.83
     Harris Oakmark Focused Value.........................   33.50    102.59    174.57    368.12
     Loomis Sayles Small Cap..............................   34.79    106.40    180.81    379.95
     MFS Investors Trust..................................   33.79    103.46    176.01    370.87
     MFS Research Managers................................   33.79    103.46    176.01    370.87
     Lehman Brothers Aggregate Bond Index.................   29.61     91.05    155.58    331.61
     Harris Oakmark Large Cap Value.......................   33.40    102.29    174.08    367.21
     Janus Growth.........................................   35.28    107.85    183.19    384.44
     MetLife Stock Index..................................   28.91     88.96    152.13    324.89
     Putnam Large Cap Growth..............................   34.79    106.40    180.81    379.95
     State Street Research Investment Trust...............   31.11     95.50    162.93    345.85
     State Street Research Large Cap Value................   34.29    104.93    178.41    375.41
     Janus Mid Cap........................................   33.20    101.70    173.12    365.37
     MetLife Mid Cap Stock Index..........................   30.31     93.13    159.02    338.27
     Neuberger Berman Partners Mid Cap Value..............   33.89    103.75    176.48    371.77
     Franklin Templeton Small Cap Growth..................   36.28    110.78    187.96    393.38
     Russell 2000 Index...................................   31.30     96.08    163.89    347.70
     State Street Research Aurora.........................   34.59    105.81    179.85    378.14
     Morgan Stanley EAFE Index............................   33.30    101.99    173.59    366.28
     Putnam International Stock...........................   36.38    111.07    188.43    394.26
     Lord Abbett Bond Debenture...........................   32.80    100.52    171.18    361.68
     PIMCO Total Return...................................   32.30     99.05    168.77    357.06
     Met/AIM Mid Cap Core Equity..........................   34.79    106.40    180.81    379.95
     Met/AIM Small Cap Growth.............................   36.28    106.40    180.81    379.95
     MFS Mid Cap Growth...................................   33.79    103.46    176.01    370.87
     PIMCO Innovation.....................................   36.77    112.22    190.31    397.79
     MFS Research International...........................   35.78    109.31    185.56    388.91
     State Street Research Concentrated International.....   35.78    109.31    185.56    388.91
     American Funds Growth................................   32.10     98.45    167.79    355.19
     American Funds Growth-Income.........................   31.80     97.56    166.32    352.38
     American Funds Global Small Capitalization...........   36.57    111.64    189.37    396.03

     EXAMPLE 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the L Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you fully surrender your Contract or elect to annuitize under a period certain option for a specified period of less than 15 years, with applicable withdrawal charges deducted.


     L CLASS                                               1 YEAR    3 YEARS   5 YEARS   10 YEARS
     -------                                               -------   -------   -------   --------
     State Street Research Money Market..................  $ 99.01   $143.26   $152.62   $325.84
     Salomon Brothers Strategic Bond Opportunities.......   102.20    152.75    168.27    356.11
     Salomon Brothers U.S. Government....................   100.81    148.62    161.47    343.01
     State Street Research Bond Income...................    99.71    145.35    156.08    332.57
     Balanced............................................   102.10    152.45    167.79    355.19
     Alger Equity Growth.................................   102.20    152.75    168.27    356.11
     Davis Venture Value.................................   102.10    152.45    167.79    355.19
     FI Mid Cap Opportunities............................   104.29    158.93    178.41    375.40
     FI Structured Equity................................   101.60    150.98    165.36    350.52
     Harris Oakmark Focused Value........................   102.50    153.63    169.72    358.91
     Loomis Sayles Small Cap.............................   103.79    157.46    176.01    370.87
     MFS Investors Trust.................................   102.80    154.52    171.18    361.68
     MFS Research Managers...............................   102.80    154.52    171.18    361.68
     Lehman Brothers Aggregate Bond Index................    98.61    142.07    150.65    322.00
     Harris Oakmark Large Cap Value......................   102.40    153.34    169.25    357.99
     Janus Growth........................................   104.29    158.93    178.41    375.40
     MetLife Stock Index.................................    97.91    139.98    147.19    315.21
     Putnam Large Cap Growth.............................   103.79    157.46    176.01    370.87
     State Street Research Investment Trust..............   100.11    146.54    158.04    336.38
     State Street Research Large Cap Value...............   103.30    155.99    173.59    366.28
     Janus Mid Cap.......................................   102.20    152.75    168.27    356.11
     MetLife Mid Cap Stock Index.........................    99.31    144.15    154.10    328.73
     Neuberger Berman Partners Mid Cap Value.............   102.90    154.82    171.67    362.61
     Franklin Templeton Small Cap Growth.................   105.28    161.85    183.19    384.44
     Russell 2000 Index..................................   100.31    147.13    159.02    338.27
     State Street Research Aurora........................   103.60    156.87    175.04    369.03
     Morgan Stanley EAFE Index...........................   102.30    153.05    168.77    357.06
     Putnam International Stock..........................   105.38    162.14    183.66    385.33
     Lord Abbett Bond Debenture..........................   101.80    151.56    166.32    352.38
     PIMCO Total Return..................................   101.30    150.08    163.89    347.70
     Met/AIM Mid Cap Core Equity.........................   103.79    157.46    176.01    370.87
     Met/AIM Small Cap Growth............................   105.28    161.85    183.19    384.44
     MFS Mid Cap Growth..................................   102.80    154.52    171.18    361.68
     PIMCO Innovation....................................   105.78    163.31    185.56    388.91
     MFS Research International..........................   104.79    160.40    180.81    379.95
     State Street Research Concentrated International....   104.79    160.40    180.81    379.95
     American Funds Growth...............................   101.11    149.50    162.93    345.85
     American Funds Growth-Income........................   100.81    148.62    161.47    343.01
     American Funds Global Small Capitalization..........   105.58    162.73    184.62    387.13

     EXAMPLE 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the L Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you do not surrender your Contract or elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted(2)).


     L CLASS                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
     -------                                                ------   -------   -------   --------
     State Street Research Money Market...................  $29.01   $ 89.26   $152.62   $325.84
     Salomon Brothers Strategic Bond Opportunities........   32.20     98.75    168.27    356.11
     Salomon Brothers U.S. Government.....................   30.81     94.62    161.47    343.01
     State Street Research Bond Income....................   29.71     91.35    156.08    332.57
     Balanced.............................................   32.10     98.45    167.79    355.19
     Alger Equity Growth..................................   32.20     98.75    168.27    356.11
     Davis Venture Value..................................   32.10     98.45    167.79    355.19
     FI Mid Cap Opportunities.............................   34.29    104.93    178.41    375.40
     FI Structured Equity.................................   31.60     96.98    165.36    350.52
     Harris Oakmark Focused Value.........................   32.50     99.63    169.72    358.91
     Loomis Sayles Small Cap..............................   33.79    103.46    176.01    370.87
     MFS Investors Trust..................................   32.80    100.52    171.18    361.68
     MFS Research Managers................................   32.80    100.52    171.18    361.68
     Lehman Brothers Aggregate Bond Index.................   28.61     88.07    150.65    322.00
     Harris Oakmark Large Cap Value.......................   32.40     99.34    169.25    357.99
     Janus Growth.........................................   34.29    104.93    178.41    375.40
     MetLife Stock Index..................................   27.91     85.98    147.19    315.21
     Putnam Large Cap Growth..............................   33.79    103.46    176.01    370.87
     State Street Research Investment Trust...............   30.11     92.54    158.04    336.38
     State Street Research Large Cap Value................   33.30    101.99    173.59    366.28
     Janus Mid Cap........................................   32.20     98.75    168.27    356.11
     MetLife Mid Cap Stock Index..........................   29.31     90.15    154.10    328.73
     Neuberger Berman Partners Mid Cap Value..............   32.90    100.82    171.67    362.61
     Franklin Templeton Small Cap Growth..................   35.28    107.85    183.19    384.44
     Russell 2000 Index...................................   30.31     93.13    159.02    338.27
     State Street Research Aurora.........................   33.60    102.87    175.04    369.03
     Morgan Stanley EAFE Index............................   32.30     99.05    168.77    357.06
     Putnam International Stock...........................   35.38    108.14    183.66    385.33
     Lord Abbett Bond Debenture...........................   31.80     97.56    166.32    352.38
     PIMCO Total Return...................................   31.30     96.08    163.89    347.70
     Met/AIM Mid Cap Core Equity..........................   33.79    103.46    176.01    370.87
     Met/AIM Small Cap Growth.............................   35.28    107.85    183.19    384.44
     MFS Mid Cap Growth...................................   32.80    100.52    171.18    361.68
     PIMCO Innovation.....................................   35.78    109.31    185.56    388.91
     MFS Research International...........................   34.79    106.40    180.81    379.95
     State Street Research Concentrated International.....   34.79    106.40    180.81    379.95
     American Funds Growth................................   31.11     95.50    162.93    345.85
     American Funds Growth-Income.........................   30.81     94.62    161.47    343.01
     American Funds Global Small Capitalization...........   35.58    108.73    184.62    387.13

     EXAMPLE 8. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the P Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you fully surrender your Contract or elect to annuitize under a period certain option for a specified period of less than 15 years, with applicable withdrawal charges deducted.


     P CLASS                                               1 YEAR    3 YEARS   5 YEARS   10 YEARS
     -------                                               -------   -------   -------   --------
     State Street Research Money Market..................  $105.51   $150.78   $189.21   $291.50
     Salomon Brothers Strategic Bond Opportunities.......   108.71    160.37    205.15    322.96
     Salomon Brothers U.S. Government....................   107.31    156.18    198.20    309.33
     State Street Research Bond Income...................   106.21    152.88    192.71    298.46
     Balanced............................................   108.61    160.07    204.65    322.00
     Alger Equity Growth.................................   108.71    160.37    205.15    322.96
     Davis Venture Value.................................   108.61    160.07    204.65    322.00
     FI Mid Cap Opportunities............................   110.81    166.62    215.47    343.01
     FI Structured Equity................................   108.11    158.58    202.18    317.15
     Harris Oakmark Focused Value........................   109.01    161.26    206.62    325.84
     Loomis Sayles Small Cap.............................   110.31    165.13    213.02    338.27
     MFS Investors Trust.................................   109.31    162.15    208.10    328.73
     MFS Research Managers...............................   109.31    162.15    208.10    328.73
     Lehman Brothers Aggregate Bond Index................   105.10    149.57    187.20    287.49
     Harris Oakmark Large Cap Value......................   108.91    160.96    206.13    324.89
     Janus Growth........................................   110.81    166.62    215.47    343.01
     MetLife Stock Index.................................   104.40    147.45    183.66    280.41
     Putnam Large Cap Growth.............................   110.31    165.13    213.02    338.27
     State Street Research Investment Trust..............   106.61    154.08    194.71    302.43
     State Street Research Large Cap Value...............   109.81    163.64    210.56    333.53
     Janus Mid Cap.......................................   108.71    160.37    205.15    322.96
     MetLife Mid Cap Stock Index.........................   105.81    151.68    190.71    294.49
     Neuberger Berman Partners Mid Cap Value.............   109.41    162.45    208.60    329.71
     Franklin Templeton Small Cap Growth.................   111.80    169.56    220.32    352.38
     Russell 2000 Index..................................   106.81    154.68    195.71    304.40
     State Street Research Aurora........................   110.11    164.54    212.04    336.39
     Morgan Stanley EAFE Index...........................   108.81    160.67    205.65    323.93
     Putnam International Stock..........................   111.90    169.86    220.82    353.32
     Lord Abbett Bond Debenture..........................   108.31    159.17    203.17    319.10
     PIMCO Total Return..................................   107.81    157.68    200.69    314.22
     Met/AIM Mid Cap Core Equity.........................   110.31    165.13    213.02    338.27
     Met/AIM Small Cap Growth............................   111.80    169.56    220.32    352.38
     MFS Mid Cap Growth..................................   109.31    162.15    208.10    328.73
     PIMCO Innovation....................................   112.30    171.05    222.77    357.06
     MFS Research International..........................   111.30    168.08    217.89    347.70
     State Street Research Concentrated International....   111.30    168.08    217.89    347.70
     American Funds Growth...............................   107.61    157.08    199.70    312.26
     American Funds Growth-Income........................   107.31    156.18    198.20    309.33
     American Funds Global Small Capitalization..........   112.10    170.45    221.79    355.19

     EXAMPLE 9. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

     -- you select the P Class;

     -- the underlying portfolio earns a 5% annual return; and

     -- you do not surrender your Contract or elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted(2)).


      P CLASS                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
      -------                                                 ------   -------   -------   --------
      State Street Research Money Market....................  $25.51   $78.78    $135.21   $291.50
      Salomon Brothers Strategic Bond Opportunities.........   28.71    88.37     151.15    322.96
      Salomon Brothers U.S. Government......................   27.31    84.18     144.20    309.33
      State Street Research Bond Income.....................   26.21    80.88     138.71    298.46
      Balanced..............................................   28.61    88.07     150.65    322.00
      Alger Equity Growth...................................   28.71    88.37     151.15    322.96
      Davis Venture Value...................................   28.61    88.07     150.65    322.00
      FI Mid Cap Opportunities..............................   30.81    94.62     161.47    343.01
      FI Structured Equity..................................   28.11    86.58     148.18    317.15
      Harris Oakmark Focused Value..........................   29.01    89.26     152.62    325.84
      Loomis Sayles Small Cap...............................   30.31    93.13     159.02    338.27
      MFS Investors Trust...................................   29.31    90.15     154.10    328.73
      MFS Research Managers.................................   29.31    90.15     154.10    328.73
      Lehman Brothers Aggregate Bond Index..................   25.10    77.57     133.20    287.49
      Harris Oakmark Large Cap Value........................   28.91    88.96     152.13    324.89
      Janus Growth..........................................   30.81    94.62     161.47    343.01
      MetLife Stock Index...................................   24.40    75.45     129.66    280.41
      Putnam Large Cap Growth...............................   30.31    93.13     159.02    338.27
      State Street Research Investment Trust................   26.61    82.08     140.71    302.43
      State Street Research Large Cap Value.................   29.81    91.64     156.56    333.53
      Janus Mid Cap.........................................   28.71    88.37     151.15    322.96
      MetLife Mid Cap Stock Index...........................   25.81    79.68     136.71    294.49
      Neuberger Berman Partners Mid Cap Value...............   29.41    90.45     154.60    329.71
      Franklin Templeton Small Cap Growth...................   31.80    97.56     166.32    352.38
      Russell 2000 Index....................................   26.81    82.68     141.71    304.40
      State Street Research Aurora..........................   30.11    92.54     158.04    336.39
      Morgan Stanley EAFE Index.............................   28.81    88.67     151.65    323.93
      Putnam International Stock............................   31.90    97.86     166.82    353.32
      Lord Abbett Bond Debenture............................   28.31    87.17     149.17    319.10
      PIMCO Total Return....................................   27.81    85.68     146.69    314.22
      Met/AIM Mid Cap Core Equity...........................   30.31    93.13     159.02    338.27
      Met/AIM Small Cap Growth..............................   31.80    97.56     166.32    352.38
      MFS Mid Cap Growth....................................   29.31    90.15     154.10    328.73
      PIMCO Innovation......................................   32.30    99.05     168.77    357.06
      MFS Research International............................   31.30    96.08     163.89    347.70
      State Street Research Concentrated International......   31.30    96.08     163.89    347.70
      American Funds Growth.................................   27.61    85.08     145.70    312.26
      American Funds Growth-Income..........................   27.31    84.18     144.20    309.33
      American Funds Global Small Capitalization............   32.10    98.45     167.79    355.19


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
------------

* Availability is subject to any necessary state insurance department approval.
NOTES:

(1) In these examples, the average Contract Administrative Fee of .08% has been used. (See (4), on p. A-10.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-62).

                             HOW THE CONTRACT WORKS

                                    PURCHASE

- You must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges:

  - Standard Class

  - B Plus Class

  - C Class
  - L Class
  - P Class

- You can make a one-time investment or establish an ongoing investment program, subject to the Company's minimum and maximum purchase payment guidelines, which vary by Class.
                              ADDITIONAL PAYMENTS


- Generally may be made at any time, (subject to Company limits), but no purchase payments allowed: (1) during the seven years immediately preceding the Maturity Date for the Standard Class; nine years for the B Plus Class; three years for the L Class; and nine years for the P Class; or (2) after a Contract Owner (or the Annuitant, if not owned in an individual capacity) reaches age 91. Joint Contract Owners may not make a purchase payment after the older Contract Owner reaches age 86.


- Minimum $500 with certain exceptions (see page A-32).

                                  WITHDRAWALS

- You may make withdrawals from your Contract, subject to imposition of a Withdrawal Charge.

- No Withdrawal Charge applies to Class C. For the other Classes, you may withdraw the free withdrawal amount each Contract Year without incurring the Withdrawal Charge.
- In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments.

- After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year.

- Withdrawals may be taxable to the extent of gain.


- Prior to age 59 1/2 a 10% penalty tax may apply. A 25% penalty tax may apply upon surrender from a SIMPLE IRA within the first 2 years.


- Premium tax charge may apply.

                                 DEATH PROCEEDS

- You will receive the Standard Death Benefit unless you chose to receive one of two enhanced death benefits -- the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit.

- Each of these enhanced death benefits will increase the Asset-Based Insurance Charge applicable to your Contract.

- You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death, and/or the Guaranteed Minimum Income Benefit Rider, which provides a "floor" on annuity payments.

- Your Death Proceeds are guaranteed not to be less than your total purchase payments adjusted for any prior withdrawals (and, where applicable, net of premium tax charges).

- Death proceeds may be taxable.

- Premium tax charge may apply.

                                 CONTRACT VALUE

- You allocate payments to your choice, within limits, of Eligible Funds and/or the Fixed Account.
- The Contract Value reflects purchase payments, investment experience, interest credited on Fixed Account allocations, partial withdrawals and Contract charges.
- The Contract Value invested in the Eligible Funds is not guaranteed.
- Earnings in the Contract are free of any current income taxes (see page A-52).
- You may change the allocation of future payments, within limits, at any time.
- Prior to annuitization, you may transfer Contract Value among accounts, currently free of charge. (Special limits apply to the Fixed Account and to situations that involve "market timing.")

                              RETIREMENT BENEFITS
- Lifetime income options.
- Fixed and/or variable payout options.
- Retirement benefits may be taxable.
- Premium tax charge may apply.

                     DAILY DEDUCTION FROM VARIABLE ACCOUNT

- We deduct an Asset-Based Insurance Charge from the Contract Value daily. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. Asset-Based Insurance Charges (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization are:
  Standard Class -- MINIMUM-1.25%; MAXIMUM-1.50%

  B Plus Class -- MINIMUM-1.60%; MAXIMUM-1.85%

  C Class -- MINIMUM-1.60%; MAXIMUM-1.85%
  L Class -- MINIMUM-1.50%; MAXIMUM-1.75%
  P Class -- MINIMUM-1.15%; MAXIMUM-1.40%
  (These amounts increase by .25% for subaccounts investing in the American Funds Insurance Series)

- We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.


- After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit, except that for the B Plus and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. These amounts increase by .25% for Subaccounts investing in the American Funds Insurance Series.


- Investment advisory fees and operating expenses are deducted from the Eligible Fund assets daily.

                       ANNUAL CONTRACT ADMINISTRATIVE FEE

- We deduct a $30 Contract Administrative Fee from the Contract Value in the Variable Account on each anniversary while the Contract is in-force and on full withdrawal. We deduct a pro rata portion on annuitization. We do not deduct this fee during the accumulation period or on annuitization if the Contract Value is $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.

                               WITHDRAWAL CHARGE

- No Withdrawal Charge applies to Class C.

- For the other Classes, we deduct a Withdrawal Charge (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.

- You may withdraw the free withdrawal amount each Contract Year without incurring the Withdrawal Charge.


- The applicable Withdrawal Charge varies by Class (see pages A-44 to A-46).


                               PREMIUM TAX CHARGE

- Where applicable, we deduct a premium tax charge from the Contract Value when annuity benefits commence.

                              ADDITIONAL BENEFITS

- You pay no taxes on your investment as long as it remains in the Contract.

- You may withdraw your Contract Value at any time, less any applicable Withdrawal Charge, subject to any applicable tax law restrictions.

- We may waive the Withdrawal Charge on evidence of terminal illness, confinement to a nursing home, or permanent and total disability, if this benefit is available in your state.

                                  THE COMPANY


     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, an insurance company whose principal office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.


     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the subaccounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among as many accounts (including the Fixed Account) as you choose at any one time. You must allocate a minimum of $500 to each account you select unless the Company consents to lower amounts. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

     You'll find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     STATE STREET RESEARCH MONEY MARKET SERIES (FORMERLY THE BACK BAY ADVISORS MONEY MARKET SERIES)

     The State Street Research Money Market Series' investment objective is a high level of current income consistent with preservation of capital. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Series.


     During extended periods of low interest rates, the yields of the subaccount investing in the State Street Research Money Market Series may become extremely low and possibly negative.


     SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

     The Salomon Brothers Strategic Bond Opportunities Series' investment objective is a high level of total return consistent with preservation of capital.

     SALOMON BROTHERS U.S. GOVERNMENT SERIES

     The Salomon Brothers U.S. Government Series' investment objective is a high level of current income consistent with preservation of capital and maintenance of liquidity.


     STATE STREET RESEARCH BOND INCOME SERIES (FORMERLY THE BACK BAY ADVISORS BOND INCOME SERIES)



     The State Street Research Bond Income Series' investment objective is a competitive total return primarily from investing in fixed-income securities.



     BALANCED SERIES


     The Balanced Series' investment objective is long-term total return from a combination of capital appreciation and current income.

     ALGER EQUITY GROWTH SERIES

     The Alger Equity Growth Series' investment objective is long-term capital appreciation.

     DAVIS VENTURE VALUE SERIES

     The Davis Venture Value Series' investment objective is growth of capital.


     FI MID CAP OPPORTUNITIES SERIES



     The FI Mid Cap Opportunities Series' investment objective is long-term growth of capital.



     FI STRUCTURED EQUITY SERIES (FORMERLY THE WESTPEAK GROWTH AND INCOME
SERIES)



     The FI Structured Equity Series' investment objective is long-term growth of capital.



     HARRIS OAKMARK FOCUSED VALUE SERIES (FORMERLY THE HARRIS OAKMARK MID CAP VALUE SERIES)


     The Harris Oakmark Mid Cap Value Series' investment objective is long-term capital appreciation.

     LOOMIS SAYLES SMALL CAP SERIES

     The Loomis Sayles Small Cap Series' investment objective is long-term capital growth from investments in common stocks or other equity securities.

     MFS INVESTORS TRUST SERIES (FORMERLY THE MFS INVESTORS SERIES)

     The MFS Investors Trust Series' investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.

     MFS RESEARCH MANAGERS SERIES

     The MFS Research Managers Series' investment objective is long-term growth of capital.

     LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO


     The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.


     HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO



     The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.



     JANUS GROWTH PORTFOLIO



     The Janus Growth Portfolio's investment objective is long-term growth of capital.



     METLIFE STOCK INDEX PORTFOLIO



     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").



     PUTNAM LARGE CAP GROWTH PORTFOLIO



     The Putnam Large Cap Growth Portfolio's investment objective is capital appreciation.



    STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO (FORMERLY THE STATE STREET RESEARCH GROWTH PORTFOLIO)



     The State Street Research Investment Trust Portfolio's investment objective is long-term growth of capital and income.



    STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO



     The State Street Research Large Cap Value Portfolio's investment objective is long-term growth of capital.



     JANUS MID CAP PORTFOLIO



     The Janus Mid Cap Portfolio's investment objective is long-term growth of capital.



     METLIFE MID CAP STOCK INDEX PORTFOLIO



     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Index ("S&P MidCap 400 Index").



     NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO



     The Neuberger Berman Partners Mid Cap Value Portfolio's investment objective is capital growth.



     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO



     The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.



     RUSSELL 2000 INDEX PORTFOLIO



     The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.



    STATE STREET RESEARCH AURORA PORTFOLIO (FORMERLY THE STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIO)



     The State Street Research Aurora Portfolio's investment objective is high total return, consisting principally of capital appreciation.



     MORGAN STANLEY EAFE INDEX PORTFOLIO



     The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of Morgan Stanley Capital International Europe Australasia Far East Index ("MSCI EAFE Index").



     PUTNAM INTERNATIONAL STOCK PORTFOLIO



     The Putnam International Stock Portfolio's investment objective is long-term growth of capital.



     LORD ABBETT BOND DEBENTURE PORTFOLIO



     The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.

     PIMCO TOTAL RETURN PORTFOLIO



     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.



     MET/AIM MID CAP CORE EQUITY PORTFOLIO



     The Met/AIM Mid Cap Core Equity Portfolio's investment objective is long-term growth of capital.



     MET/AIM SMALL CAP GROWTH PORTFOLIO



     The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.



     MFS MID CAP GROWTH PORTFOLIO



     The MFS Mid Cap Growth Portfolio's investment objective is long-term growth of capital.



     PIMCO INNOVATION PORTFOLIO



     The PIMCO Innovation Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.



     MFS RESEARCH INTERNATIONAL PORTFOLIO



     The MFS Research International Portfolio's investment objective is capital appreciation.



     STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO



     The State Street Research Concentrated International Portfolio's investment objective is long-term growth of capital.



     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek capital appreciation and income.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.

INVESTMENT ADVICE


     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Series of the New England Zenith Fund. On May 1, 2001, MetLife Advisers became the Investment Manager to the Portfolios of the Metropolitan Fund. The chart below shows the Sub-Adviser of each Series and the Sub-Investment Manager for each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its sub-advisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Sub-Adviser and Sub-Investment Manager is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



SERIES/PORTFOLIO                                               SUB-ADVISER/SUB-INVESTMENT MANAGER
----------------                                               ----------------------------------
State Street Research Money Market Series..................    State Street Research & Management
                                                               Company*
Salomon Brothers Strategic Bond Opportunities Series**.....    Salomon Brothers Asset Management Inc
Salomon Brothers U.S. Government Series....................    Salomon Brothers Asset Management Inc
State Street Research Bond Income Series...................    State Street Research & Management
                                                               Company*
Balanced Series............................................    Wellington Management Company, LLP.
Alger Equity Growth Series.................................    Fred Alger Management, Inc.
Davis Venture Value Series.................................    Davis Selected Advisers, L.P.***
FI Mid Cap Opportunities Series............................    Fidelity Management & Research Company
FI Structured Equity Series................................    Fidelity Management & Research
                                                               Company****
Harris Oakmark Focused Value Series........................    Harris Associates L.P.
Loomis Sayles Small Cap Series.............................    Loomis Sayles & Company, L.P.
MFS Investors Trust Series.................................    Massachusetts Financial Services Company
MFS Research Managers Series...............................    Massachusetts Financial Services Company
Lehman Brothers Aggregate Bond Index Portfolio.............    Metropolitan Life Insurance Company+
Harris Oakmark Large Cap Value Portfolio...................    Harris Associates L.P.
Janus Growth Portfolio.....................................    Janus Capital Corporation
MetLife Stock Index Portfolio..............................    Metropolitan Life Insurance Company+
Putnam Large Cap Growth Portfolio..........................    Putnam Investment Management, LLC
State Street Research Investment Trust Portfolio...........    State Street Research & Management
                                                               Company
State Street Research Large Cap Value Portfolio............    State Street Research & Management
                                                               Company
Janus Mid Cap Portfolio....................................    Janus Capital Corporation
MetLife Mid Cap Stock Index Portfolio......................    Metropolitan Life Insurance Company+
Neuberger Berman Partners Mid Cap Value Portfolio..........    Neuberger Berman Management Inc.
Franklin Templeton Small Cap Growth Portfolio..............    Franklin Advisers, Inc.
Russell 2000 Index Portfolio...............................    Metropolitan Life Insurance Company+
State Street Research Aurora Portfolio.....................    State Street Research & Management
                                                               Company
Morgan Stanley EAFE Index Portfolio........................    Metropolitan Life Insurance Company+
Putnam International Stock Portfolio.......................    Putnam Investment Management, LLC


------------

   * State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.


  ** The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment sub-advisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc.


 *** Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary of Davis Selected.



**** Fidelity Management & Research Company became the sub-adviser of the FI
     Structured Equity Series on May 1, 2002. Prior to that time Westpeak Investment Advisors, L.P. was the sub-adviser.


   + Metropolitan Life Insurance Company became the sub-investment manager for the Lehman Brothers Aggregate Bond Index, MetLife Stock Index, MetLife Mid Cap Stock Index, Morgan Stanley EAFE Index and Russell 2000 Index Portfolios on May 1, 2001. Prior to that time, Metropolitan Life Insurance Company was the investment manager.

     For more information regarding the investment adviser and the sub-adviser of the Zenith Fund Series or the sub-investment manager of the Metropolitan Fund Portfolios, see the Zenith Fund or the Metropolitan Fund prospectuses attached at the end of this prospectus and their Statements of Additional Information.



     Met Investors Advisory LLC (formerly, Met Investors Advisory Corp.) is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investors Series Trust Portfolios also has an Adviser (i.e. sub-adviser). Lord, Abbett & Co. is the Adviser to the Lord Abbett Bond Debenture Portfolio. Pacific Investment Management Company LLC is the Adviser to the PIMCO Total Return Portfolio. AIM Capital Management, Inc. is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios. Massachusetts Financial Services Company is the Adviser to the MFS Mid Cap Growth and MFS Research International Portfolios. PIMCO Equity Advisors, a division of PIMCO Advisors L.P., is the Adviser to the PIMCO Innovation Portfolio. State Street Research & Management Company is the Adviser to the State Street Research Concentrated International Portfolio. For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.


     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds. For more information about the investment adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Zenith Fund, Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


     An investment adviser or affiliates thereof may compensate the Company and/or certain affiliates for administrative, distribution, or other services relating to the Eligible Funds. This compensation is based on assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. We (or our affiliates) may also be compensated with 12b-1 fees from the Eligible Funds, up to .25% of assets. Some Eligible Funds or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant. New England Securities may also receive brokerage commissions on securities transactions initiated by an investment adviser.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Zenith Fund, we offer Class B shares of State Street Research
       Money Market, State Street Research Bond Income and FI Mid Cap Opportunities Series; and Class E shares of Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, Balanced, Alger Equity Growth, Davis Venture Value, FI Structured Equity Series, Harris Oakmark Focused Value, Loomis Sayles Small Cap, MFS Investors Trust and MFS Research Managers Series;



     -- For the Metropolitan Fund, we offer Class B shares of Lehman Brothers
       Aggregate Bond Index, Janus Growth, Janus Mid Cap, MetLife Mid Cap Stock Index, MetLife Stock Index, Neuberger Berman Partners Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index and State Street Research Investment Trust Portfolios; and Class E shares of Harris Oakmark Large Cap Value, Putnam Large Cap Growth, State Street Research Large Cap Value, Putnam International Stock and State Street Research Aurora Portfolios;



     -- For the Met Investors Series Trust, we offer Class B shares of all
       Portfolios except the State Street Research Concentrated International Portfolio which is Class E; and


     -- For the American Funds Insurance Series, we offer Class 2 shares only.


     Additionally, shares of the Zenith Fund Series and the Metropolitan Fund Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Zenith Fund or the Metropolitan Fund may conflict. The Zenith Fund

Board of Trustees and the Metropolitan Fund Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close subaccounts to allocation of purchase payments or Contract Value, or both, at any time in our sole discretion.

                                 FIXED ACCOUNT

     You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "The Operation of the Fixed Account" for more information.)

                                 THE CONTRACTS


     We will issue the Standard Class, C Class, L Class and P Class Contracts to an individual through the age of 90 in all states except New York. In New York, we will issue the Standard Class to an individual through the age of 82; the L Class through the age of 86; the C Class through the age of 89; and the P Class through the age of 80. We will issue the Standard Class, C Class, L Class and P Class Contracts to joint contract owners through the age of 85 (based on the older contract owner) in all states except New York. In New York, we will issue the Standard Class to joint contract owners through the age of 82; the L Class and C Class through the age of 85; and the P Class through the age of 80. The maximum issue age for the B Plus Class (for an individual or joint contract owners) is through the age of 80 in all states. Unless otherwise noted, information provided in each section is applicable to all contract classes.


     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. THE ASSET-BASED INSURANCE CHARGE AMOUNTS DESCRIBED BELOW WILL INCREASE BY .25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Depending on your expectations and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following five available Classes of the Contract:

STANDARD CLASS

     If you do not select a Class, your Contract will be issued as a Standard Class Contract. The Standard Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing over 7 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.25% to 1.50% during the accumulation period, depending on the death benefit that you select.


B PLUS CLASS



     If you select this Class, we will add a bonus amount to your Contract Value every time you make a purchase payment within the first Contract Year (with certain exceptions). The amount of the bonus is currently 4%. The purchase payment bonus will be allocated among the subaccounts and the Fixed Account in the same manner as your purchase payments.



     The B Plus Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 9% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.60% to 1.85% during the withdrawal charge period, depending on the death benefit that you select. This charge is reduced by 0.35% after the expiration of the withdrawal charge period. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").


     Generally, an annuity with a purchase payment bonus may have higher charges and expenses than a similar annuity without a purchase payment bonus. Or, it may have less advantageous benefits and other features, or some combination of different charges and benefits. Alternatively, the charges and features could be the same, but we could make less profit or pay lower commissions to sales agents, or both. Accordingly, you should always consider the expenses along with the benefits and other features to be sure any annuity or class of annuity meets your financial needs and goals. Additionally, the annuity purchase rates for the B Plus Class Contract are different than for other Classes (see "Amount of Annuity Payments").


     Under certain limited circumstances, we may take back the bonus (i.e., we may recapture it). If you cancel the Contract by returning it during the Free Look Period, we will deduct any bonus amounts from the refund amount. We will take back the premium credit as if it had never been applied if we recapture a purchase payment bonus. However, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.

C CLASS

     The C Class does not impose any Withdrawal Charge on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. This Asset-Based Insurance Charge ranges from 1.60% to 1.85% during the accumulation period, depending on the death benefit that you select.

L CLASS

     The L Class reduces the period of time that a Withdrawal Charge applies on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. Specifically, the L Class imposes a Withdrawal Charge on withdrawals for three years equal to a maximum of 7% of each purchase payment (reducing to 6% in the second year and 5% in the third year). It also imposes an Asset-Based Insurance Charge that ranges from 1.50% to 1.75% during the accumulation period, depending on the death benefit that you select.

P CLASS

     The P Class lengthens the period of time that a Withdrawal Charge is imposed on withdrawals, and imposes a lower Asset-Based Insurance Charge than the Standard Class. Specifically, the P Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 8% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.15% to 1.40% during the accumulation period, depending on the death benefit that you select. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

PURCHASE PAYMENTS


     Currently, the Standard Class and P Class minimum initial purchase payment is $5,000 for non-qualified plans and $2,000 for qualified plans. The minimum subsequent purchase payment for non-qualified or qualified plans is $500 unless we agree otherwise. For the C Class and L Class, the minimum initial investment is $25,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. For the B Plus Class, the minimum initial investment is $10,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise; however, the following exceptions may apply.



     -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), and a Roth IRA under Section 408A of the Code ("Roth IRA") the minimum initial purchase payment we will accept is $2,000, or for the Standard and P Classes only, if you choose to have monthly purchase payments withdrawn from your financial institution account we will accept a minimum of $100.



     -- For all other Contracts, we may accept monthly subsequent purchase payments as low as $100 per month if they are made through the Master Service Account ("MSA"). The minimum initial purchase payment for the selected class must still be met.

     We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment in excess of a maximum of $1,000,000. We may limit purchase payments under a flexible purchase payment contract to three times the amount shown in the application for any given Contract year.


     NO PURCHASE PAYMENTS MAY BE MADE (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE FOR THE STANDARD CLASS; NINE YEARS FOR THE B PLUS CLASS AND THE P CLASS; AND THREE YEARS FOR THE L CLASS OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED BY AN INDIVIDUAL) REACHES AGE
91. FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86.


     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if the application is not complete within five business days unless you agree otherwise. We reserve the right to reject any application.

TEN DAY RIGHT TO REVIEW


     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made. If you have selected the B Plus Class and you return your Contract during this period, we will recapture the bonus credit amount. The amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.


ALLOCATION OF PURCHASE PAYMENTS


     Generally, you may allocate your purchase payments to as many accounts as you select including the Fixed Account. You must allocate a minimum of $500 dollars to each account you select. However, for IRAs and Roth IRAs, if purchase payments are less than $2,000, you may allocate the payments to a maximum of four subaccounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected subaccounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office.


CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value for each Class and subaccount depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.


     The Accumulation Unit Value of each Class of each subaccount was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor is determined for each Class for each subaccount and reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions from the average daily net asset value of the subaccount for the Separate Account annual expenses which vary depending upon the Class, death benefit, and subaccounts you choose. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Sales Deductions.") The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.


     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION


     Prior to annuitization, your Contract's Death Proceeds will be determined as of the end of the business day that we receive, at our Annuity Administration Office, both due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has Joint Owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity and an acceptable election for the payment method. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

     You will receive the Standard Death Benefit unless you chose to receive one of two enhanced death benefits--the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. Each of these enhanced death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death, and/or the Guaranteed Minimum Income Benefit Rider, which provides a "floor" on annuity payments. After annuitization, the charge for the Earnings Preservation Benefit Rider and the Guaranteed Minimum Income Benefit Rider will not be assessed.

STANDARD DEATH BENEFIT

     The Standard Death Benefit at any time will be the greater of:

          (1) the Contract Value; or

          (2) total Purchase Payments, reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse during the accumulation period, the Standard Death Benefit payable when the new Contract Owner dies will be the greater of:

          (1) the Contract Value; or

          (2) the Contract Value as of the effective date of the change of Contract Owner, increased by any purchase payments made and reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals (including any applicable Withdrawal Charge) taken after that date.

ANNUAL STEP-UP DEATH BENEFIT

     If you elect the Annual Step-Up Death Benefit, the death benefit will be the greater of:

          (1) the Contract Value; or

          (2) the Highest Anniversary Value as defined below.

     On the issue date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value as recalculated will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal. On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greatest of:

          (a) (1) above or

          (b) the Contract Value as of the effective date of the change of Contract Owner, increased by purchase payments received after that date and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after that date; or

          (c) the Highest Anniversary Value, except that, on the effective date of the Contract Owner change, the Highest Anniversary Value will be recalculated and set equal to the Contract Value on that date.

     If a non-natural person owns the Contract, then the Annuitant shall be deemed to be Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

     If you elect the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the death benefit will be the greater of:

          (1) the Contract Value; or

          (2) the Enhanced Death Benefit.

     The Enhanced Death Benefit is the greater of (a) or (b) below:

          (a) Highest Anniversary Value (as defined above for the Annual Step-Up
              -------------------------
     Death Benefit).

          (b) Annual Increase Amount: On the Issue Date, the Annual Increase
              -----------------------
     Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii)

             (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

             (ii) Withdrawal Adjustments accumulated at the Annual Increase Rate. A Withdrawal Adjustment is equal to the value of the Annual Increase Amount immediately prior to a withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greater of the Contract Value or the Enhanced Death Benefit; however, for purposes of calculating the Enhanced Death Benefit:

          (a) the Highest Anniversary Value equals your Contract Value as of the date the Contract Owner is changed; and

          (b) the current Annual Increase Amount equals your Contract Value as of the date the Contract Owner is changed. After that date, the Contract Value on the date the Contract Owner is changed will be treated as the initial purchase payment, and purchase payments received and partial withdrawals taken (including any applicable Withdrawal Charge) prior to the changes of Contract Owner will not be taken into account.

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount.

EARNINGS PRESERVATION BENEFIT RIDER


     The Earnings Preservation Benefit Rider is an optional rider that provides an additional death benefit ("Additional Death Benefit") to assist with covering income taxes payable upon death. This rider may not be suitable for all Contract Owners (particularly those approaching age 70 1/2) or in all circumstances. You should discuss with your registered representative whether this rider is appropriate for your needs and circumstances.



     The Additional Death Benefit Amount will be calculated upon the death of the first Owner or Joint Owner. If the spouse is the beneficiary and elects to continue the Contract, then he or she may: (1) continue the rider so that the Additional Death Benefit is payable upon his or her death; or (2) discontinue the rider and have the Additional Death Benefit that would have been payable at the Owner's death added to the Contract Value. The rider terminates, and the rider fee is no longer deducted, upon payment of the Additional Death Benefit.


     Before the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage from the table below times the amount calculated by (a)-(b) below:

          (a) is the death benefit under your Contract; and

          (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract and then against purchase payments.

     On or after the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage times the amount calculated by (a)-(b) below:

          (a) the death benefit amount on the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

          (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract, and then against purchase payments.

                               BENEFIT PERCENTAGE

    ISSUE AGE       PERCENTAGE
    ---------       ----------
Ages 69 or younger      40%
Ages 70-79              25%
Ages 80 and above        0%

     If a non-natural person owns the Contract, then the Annuitant will be treated as Contract Owner in determining the Earnings Preservation Benefit. If Joint Owners are named, the age of the older Contract Owner will be used to determine the Earnings Preservation Benefit.

     WE DEDUCT A DAILY FEE AT THE ANNUAL RATE OF 0.25% OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS FOR THIS RIDER PRIOR TO ANNUITIZATION.



     Options for Death Proceeds.  For non-tax qualified plans, the Code requires
     ---------------------------
that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life expectancy of the beneficiary. See "Tax Status of the Contract--Required Distributions." We will pay the Death Proceeds, reduced by the amount of any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law. For Death Proceeds to be paid other than immediately in lump sum, any portion in the Variable Account remains in the Variable Account until distribution begins. From the time the Death Proceeds are determined until complete distribution is made, any amount in the Variable Account will be subject to investment risk. The beneficiary bears such investment risk.


     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death, at our Annuity Administrative Office, to make an election. If you make no election, your Contract will be continued if permitted under our rules then in effect. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.



     The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF

DEATH, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.


     There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. As noted, we may offer a payment option under which your Beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. For tax qualified plans, if this option is elected, we will issue a new Contract to your Beneficiary in order to facilitate the distribution of payments. The new Contract will be of the same class as your Contract, except if your Contract is a B Plus Class Contract, in which case we will issue a C Class Contract. Your Beneficiary may choose any optional death benefit available under the new Contract, but certain other Contract provisions and programs will not be available. Upon the death of your Beneficiary, the Death Proceeds would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. Moreover, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death). See "Qualified Contracts--Distributions from the Contract."


     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.


     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS A PERMISSIBLE ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.


     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially withdraw his or her portion of the Contract Value, but may not make further purchase payments or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Withdrawal Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death.

     --SPECIAL OPTIONS FOR SPOUSES


     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal Joint Owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office,:


          (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

          (2) to continue the Contract under the Beneficiary Continuation provision; or

          (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     If the surviving spouse elects to continue the Contract under the Spousal Continuation provision, the Contract Value under the continued Contract will be adjusted as of the date we received due proof of death to an amount equal to the death benefit amount that would have been payable at the Contract Owner's death (excluding any amount that would have been payable under the Earnings Preservation Benefit Rider if the surviving spouse elects to continue the

Rider). Any excess of the death benefit amount over the Contract Value will be allocated among the accounts in the same proportion as they had been prior to the continuation.

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

TRANSFER PRIVILEGE

     Currently, you may transfer your Contract Value among subaccounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between subaccounts and/or the Fixed Account. See "Tax Status of the Contract--Diversification."

     We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee of up to $25. We will not restrict transfers to less than 12. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $500 for each transfer unless otherwise agreed. (If a subaccount contains less than $500, that full amount may be transferred to a subaccount in which you already invested, or you may transfer this amount in combination with Contract Value from another subaccount so that the total transferred to the new subaccount is at least $500.)

     During the Annuity Period, you may not make any transfers to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option.

     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request.

     Your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more Contract Owners with interests in the subaccount is, or would be, to the disadvantage of other Contract Owners, including certain "market timing" activities. We may apply any such limitations or modifications to transfers to or from one or more of the subaccounts. These limitations or modifications may include (but are not limited to) any of the following:

     -- the requirement of a minimum time period between each transfer;

     -- not accepting a transfer request from a third party acting under authorization on behalf of more than one Contract Owner;

     -- limiting the dollar amount that may be transferred between the subaccounts by a Contract Owner at any one time; and


     -- requiring that a written transfer request be provided to us at our Annuity Administrative Office, signed by a Contract Owner.


     To the extent permitted by applicable law, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds available through the Variable Account. In addition, in accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.

     In addition, certain Eligible Funds may restrict or refuse purchases or redemptions of their shares as a result of certain market timing activities. You should read the prospectuses of these Eligible Funds for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate of 3%. We will notify you, in advance, if we change the above transfer provisions.

     See "Requests and Elections" for information regarding transfers made by written request and by telephone.


     For special rules regarding transfers involving the Fixed Account, see "The Operation of the Fixed Account." We limit transfers out of the Fixed Account as
                                 ----------------------------------------------
to amount. Special limits may apply on purchase payments and amounts transferred
----------
into the Fixed Account. See the Statement of Additional Information.


     We may distribute your Contract Value among as many subaccounts as you choose (including the Fixed Account) at any time. You must allocate a minimum of $500 dollars per account. We will not process transfer requests not complying with this rule.

DOLLAR COST AVERAGING


     We offer an automated transfer privilege called dollar cost averaging. There is no charge to you for this feature. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 to each account that you select under this feature. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)



     Guaranteed Account.  To the extent allowed by state law, we may credit an
     -------------------
interest rate different from the current Fixed Account rate to eligible payments that you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging (an "enhanced dollar cost averaging option"). The Guaranteed Account is part of our general account. Enhanced dollar cost averaging is available for Standard Class, P Class and L Class Contracts, but is not available for B Plus Class and C Class Contracts. Only one dollar cost averaging program may be in effect at one time. Certain rules and limitations may apply to the purchase payments you can allocate to the Guaranteed Account.


     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. We may in the future offer enhanced dollar cost averaging for a duration of three months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. Subsequent transfers will be made on the same day in subsequent months. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. If the selected day is not a business day, the dollar cost averaging transaction will occur on the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months) generally at the then current rate. The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a first-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. There is no charge to you for this program. Contract Value allocated to the subaccounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the subaccounts periodically (either annually, semi-annually or quarterly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those subaccounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.


     You may select an asset rebalancing program when you apply for the Contract or at a later date by contacting our Annuity Administrative Office. You specify the percentage allocations to which your Contract Value will be reallocated among the subaccounts (excluding the Fixed Account). On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the subaccounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. Asset rebalancing cannot continue beyond the Maturity Date. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.


WITHDRAWALS


     Before annuitization, you may withdraw all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administration Office, reduced by the following amounts:


     -- any applicable Withdrawal Charge and

     -- the Contract Administrative Fee.

     We currently do not impose but reserve the right to deduct a premium tax charge on withdrawals or payment of Death Proceeds in certain states.


     See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" for a description of these charges and when they apply.


     Restrictions.  Federal tax laws, laws relating to employee benefit plans,
     -------------
or the terms of benefit plans for which the Contracts may be purchased may restrict your right to withdraw your Contract Value.


     -- Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial withdrawals and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years.). (See "Federal Income Tax Status.")


     Because a withdrawal may result in adverse tax consequences, you should consult a qualified tax adviser before making the withdrawal. (See "Federal Income Tax Status--Qualified Contracts.")

     How to withdraw all or part of your Contract Value.

     -- You must submit a request to our Annuity Administrative Office. (See
       "Requests and Elections.")


     -- You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Withdrawal Charge waived. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions.")


     -- You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

     -- We have to receive your withdrawal request in our Annuity Administrative
       Office prior to the Maturity Date or Contract Owner's death.

     We will normally pay withdrawal proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.")

     Amount of Withdrawal.  We will base the amount of the withdrawal proceeds
     ---------------------
on the Accumulation Unit Values that are next computed after we receive the completed withdrawal request at our Annuity Administrative Office. However, if you choose to apply the withdrawal proceeds to a payment option, we will base the withdrawal proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial withdrawal is a minimum of $500 unless we consent otherwise. After a partial withdrawal, your remaining Contract Value must be at least $2,000, unless we consent to a lower amount. A partial withdrawal will reduce your Contract

Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

SYSTEMATIC WITHDRAWALS


     Under the Systematic Withdrawal feature you may withdraw equal amounts of your Contract Value automatically on a monthly, quarterly, semi-annual or annual basis prior to annuitization. For all Classes other than the C Class, only monthly withdrawals may be made during the 1st Contract Year. The annualized amount to be withdrawn cannot exceed 10% of total purchase payments, unless we agree otherwise. Currently a withdrawal must be a minimum of $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Withdrawal Charge will apply to amounts you receive under the Systematic Withdrawal program in the same manner as it applies to other partial withdrawals and withdrawals of Contract Value. (See "Withdrawal Charge.")


     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Withdrawal Charge on the withdrawals at the same time that you are making the new purchase payments.


     You may only have one systematic withdrawal program in effect at any time.


     The Federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.

SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists so that it is not practical to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

INACTIVE CONTRACTS

     We may terminate this Contract by paying you the Contract Value in a lump sum if, prior to the date you choose to annuitize, you make no purchase payments for two consecutive Contract Years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000, and the Contract Value on or after the end of such two year period is less than $2,000.

OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

     -- change the Beneficiary

     -- change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

     -- assign the Contract (subject to limitations)

     -- change the payment option

     -- exercise all other rights, benefits, options and privileges allowed by the Contract or us.


     If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.



     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.


     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Status" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax adviser.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Requests for subaccount transfers, address changes or reallocation of future purchase payments may be made:

     -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

     -- Through your Registered Representative

     -- In writing to New England Life Insurance Company, c/o Annuity
       Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

     -- By fax (515) 457-4301


     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone.


     We do not currently offer Internet transactions capability to Contract Owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.


     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone or fax are genuine. Any telephone or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

     Telephone, facsimile, and computer systems may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.


                         ASSET-BASED INSURANCE CHARGE,

                     WITHDRAWAL CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

     -- Asset-Based Insurance Charge

     -- Contract Administrative Fee

     -- Withdrawal Charge

     -- For Contracts with an Earnings Preservation Benefit Rider, an extra fee

     -- For Contracts with a GMIB Rider, an extra fee

     -- Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown on pages A-11 through A-14. The GMIB charge is described under "GMIB Rider Charge" on p. A-51.

ASSET-BASED INSURANCE CHARGE

     We impose an annual Asset-Based Insurance Charge on the Contract Value. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. We deduct this charge daily from the assets in each subaccount.

     This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments that won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making and maintaining subaccounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and Dollar Cost Averaging.

     If the Asset-Based Insurance Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

     The chart below lists the amount of the Asset-Based Insurance Charge (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization.*


                                                      STANDARD   B PLUS
                                                       CLASS     CLASS**   C CLASS   L CLASS   P CLASS
                                                      --------   -------   -------   -------   -------
Standard Death Benefit..............................    1.25%     1.60%     1.60%     1.50%     1.15%
Annual Step-Up Death Benefit........................    1.35%     1.70%     1.70%     1.60%     1.25%
Greater of Annual Step-Up or 5% Annual Increase
  Death Benefit.....................................    1.50%     1.85%     1.85%     1.75%     1.40%


 * We currently impose an additional Asset-Based Insurance Charge of 0.25% of average daily net assets on the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Subaccounts. We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.


** The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.



     We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by ..25% for subaccounts investing in the American Funds Insurance Series.


CONTRACT ADMINISTRATIVE FEE

     The annual Contract Administrative Fee is $30. This fee (along with a portion of the Asset-Based Insurance Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the fee for the prior Contract Year from your Contract Value on each Contract anniversary, if your Contract Value is less than $50,000, and at the time of a full withdrawal regardless of your Contract size, from each subaccount in the ratio that the Contract Value in the subaccounts bears to your total Contract Value (excluding the Fixed Account). We will deduct it, pro rata, at annuitization if your Contract Value is less than $50,000. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Contract Administrative Fee only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

WITHDRAWAL CHARGE


     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Withdrawal Charge may apply on certain events ("withdrawal events"). THIS CHARGE DOES NOT APPLY TO THE C CLASS. Withdrawal events are: (a) a full or partial withdrawal of your Contract (including withdrawals where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or (c) under Contracts issued in New York, the Annuity Date if as of that date a purchase payment has been invested for less than seven years on the Standard Class, nine years on the B Plus and P Class, and three years on the L Class.


     When you make a full withdrawal of your Contract, we take into account the Withdrawal Charge in calculating the proceeds you will receive. On a partial withdrawal, we deduct the Withdrawal Charge from the Contract Value remaining after deduction of the amount you requested. We take the Withdrawal Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value withdrawn.

     The Charge equals a percentage of each purchase payment withdrawn. Each purchase payment is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:


                           STANDARD
IF WITHDRAWN DURING YEAR    CLASS     B PLUS CLASS   L CLASS   P CLASS
------------------------   --------   ------------   -------   -------
     1..................      7%           9%           7%        8%
     2..................      6%           8%           6%        8%
     3..................      6%           8%           5%        8%
     4..................      5%           7%           0%        7%
     5..................      4%           6%           0%        6%
     6..................      3%           5%           0%        5%
     7..................      2%           4%           0%        4%
     8..................      0%           2%           0%        3%
     9..................      0%           2%           0%        2%
Thereafter..............      0%           0%           0%        0%



     On a Standard, B Plus, L, or P Class Contract in any Contract Year you may withdraw the free withdrawal amount without incurring the Withdrawal Charge.


     In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.

     We will attribute a withdrawal first to earnings, then to the free withdrawal amount, and then to remaining purchase payments. All withdrawals of purchase payments (including the free withdrawal amount) will result in the liquidation of purchase payments on a "first-in, first out" basis. That is, we will withdraw your purchase payments in the order you made them.

     If your Contract Value is less than your total purchase payments due to negative investment performance or deduction of the Contract Administrative Fee, we apply the Withdrawal Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Withdrawal Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.


     Waiver of the Withdrawal Charge.  No Withdrawal Charge will apply to the
     --------------------------------
Standard, L, P and B Plus Class:


     -- On the Maturity Date or payment of the Death Proceeds.

     -- If you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to withdrawal. We will base the portion of the Withdrawal Charge which applies on the ratio of
       (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Withdrawal Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Withdrawal Charge would expire. (See example in Appendix B.)


     -- On full or partial withdrawals if you, a Joint Owner, or Annuitant if the Contract is not owned by an individual, become terminally ill (as defined in the Contract), become chronically ill (as defined in the Contract), or are permanently and totally disabled (as defined in the Contract). These benefits are only available if you were not over age 65 (for the disability benefit) or age 80 (for the terminally ill or chronically ill benefit) when we issued the Contract, and may not be available in every state. These waivers are only applicable for the Standard, B Plus, L and P Class Contracts.

     -- On minimum distributions required by tax law. We currently waive the Withdrawal Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract was the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the Contract Year. (See "Federal Income Tax Status--Qualified Contracts.")

     We may also waive the Withdrawal Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate.

     We may sell the Contracts directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and its affiliated companies, and certain family members of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts or any bank affiliated with such a broker-dealer and of any sub-adviser to the Eligible Funds, and certain family members of the foregoing. If consistent with applicable state insurance law, we may sell the Contracts, without compensation, to us or MetLife for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company and its affiliated companies, subject to any restrictions imposed by the terms of such plans, or to persons who obtain their Contracts through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, we may credit the Contracts with an additional percentage of purchase payment to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person. We will not credit any additional purchase payment to Contracts purchased by persons described above in exchange for another variable annuity Contract issued by us or our affiliated companies.

EARNINGS PRESERVATION BENEFIT RIDER

     If you have selected the Earnings Preservation Benefit Rider, we impose a daily fee at the annual rate of 0.25% of average daily net assets in the subaccounts prior to annuitization.


GUARANTEED MINIMUM INCOME BENEFIT RIDER



     If you have selected the Guaranteed Minimum Income Benefit Rider ("GMIB"), we impose a charge of 0.35% of the Income Base at the time the charge is assessed.


PREMIUM AND OTHER TAX CHARGES

     We reserve the right to deduct from the purchase payments or Contract Value any taxes paid by us to any governmental entity relating to this Contract (including without limitation: premium taxes, federal, state and local withholding of income, estate, inheritance and other taxes required by law, and any new or increased state income taxes enacted). We will, at our sole discretion, determine when taxes relate to the Contract, including for example when they have resulted from: the investment experience of the Variable Account; receipt by us of purchase payments; commencement of annuity benefits; payment of death benefits; partial and full withdrawals; and any new or increased taxes which become effective that are imposed on us and which relate to purchase payments, earnings, gains, losses, fees, and charges under the Contract. We may, at our sole discretion, pay taxes when due and make a deduction for such taxes from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

     Most states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Owner when a withdrawal is made or Death Proceeds are paid and to the state of residence of the annuitant when annuity benefits commence. In South Dakota, we reserve the right to deduct the premium tax charge at the earliest of: a full or partial withdrawal of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision).


     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. For contracts sold in California to 408(a) IRA Trusts, the premium tax charge is 2.35%. See Appendix C for a list of premium tax rates.

OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date or at any earlier date you choose to annuitize and provides for payments to be made to the Payee. You may apply your Contract Value to one of the payment options listed below (or a comparable fixed option).

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the later of (i) the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law) or (ii) 10 years from the date of issue. If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract.

     Upon the death of an Annuitant who is not the Owner or Joint Owner, during the Accumulation Period, the Owner automatically becomes the Annuitant, unless the Owner chooses a new Annuitant subject to our underwriting rules in effect at the time of the request for this change. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of an Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).


     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. You can change this annuity payment option at any time prior to annuitization. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, the age of the Payee and, for Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, by the sex of the Payee. (See "Amount of Variable Annuity Payments.")


     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Annuity Date, at full or partial withdrawal, or when death proceeds are payable (some options are not available for death proceeds).


     In addition to the annuity options described below, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Contract Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from Qualified Contracts. See "Qualified Contracts--Distributions from the Contract." We intend to make this payment option available to both tax qualified and non-tax qualified Contracts.


     You select an annuity payment option by written request to us and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable monthly payments for the number of years elected, which may not be more than 30 except with our consent.

          Variable Life Income. We will make variable monthly payments which will continue: while the Payee is living* ; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable monthly payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable monthly payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


     You may be able to purchase the Contract as the beneficiary of a deceased person's Individual Retirement Account. If you do so, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in the Internal Revenue Code and IRS regulations. See "Qualified Contracts--Distributions from the Contract." Under certain circumstances, you may satisfy those requirements by electing an annuity option, but you may only elect an annuity option that is available for Death Proceeds. You may choose any optional death benefit available under the Contract, but certain other Contract provisions and programs will not be available. Upon your death, the Death Proceeds would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.


     The Payee under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option may withdraw the commuted value of the remaining payments. The Payee (or Payees) under the Variable Life Income with Period Certain Option or the Joint and Survivor Variable Life Income, 10 Years Certain Option may withdraw the commuted value of the remaining period certain portion of the payment option. We calculate the commuted value of such payments based on the same assumed interest rate that you selected under your Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See "Amount of Variable Annuity Payments.") Amounts applied to a fixed payment option may not be withdrawn.


     See the section entitled "Asset-Based Insurance Charges, Withdrawal and Other Deductions" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.


     We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. THE ASSET-BASED INSURANCE CHARGE FOR ALL CLASSES INCREASES BY ..25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Charges for the Guaranteed Minimum Income Benefit and the Earnings Preservation Benefit Rider will not be assessed after annuitization.


---------------

* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

AMOUNT OF ANNUITY PAYMENTS

     At the Annuity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, Contract Administrative Fee, and Withdrawal Charges) is applied toward the purchase of monthly annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected. (The Fixed Account is not available under variable payment options.) Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis. You may select one of three assumed interest rates: 0%, 3.5%, or 5%. Your choice of assumed interest rate affects the pattern of your annuity payments.

     We calculate the initial payment using the assumed interest rate you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed interest rate. If the actual net investment rate (annualized) exceeds your assumed interest rate, the payment will increase. Conversely, if the actual rate is less than your assumed interest rate, the annuity payment will decrease.

     When selecting an assumed interest rate, you should keep in mind that a lower assumed interest rate will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed interest rate will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.


     If you own a B Plus Class Contract and choose to annuitize under a fixed or variable payment option during the 9-year withdrawal charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for fixed or variable annuity payments will be different for B Plus Class Contracts than for other Classes. The effect of these different rates would be to lower your annuity payments.


     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                       GUARANTEED MINIMUM INCOME BENEFIT


     You may also elect a Guaranteed Minimum Income Benefit. The GMIB provides a minimum guaranteed lifetime fixed income benefit in the form of a fixed monthly annuity payment. The amount of the benefit is determined by the Income Base when you exercise the rider. The GMIB may be exercised after a 10 year waiting period, up to age 85, within 30 days following a Contract Anniversary. It is only available for annuitants up to age 75, and you must elect the GMIB on your Contract application. This election is irrevocable. If you purchase the GMIB, we will deduct an additional charge of 0.35% of the Income Base (see below) each year in arrears.


     The Income Base is the greater of (a) or (b) below:

          (a) Highest Anniversary Value:  On the Issue Date, the Highest
              --------------------------
     Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

          (b) Annual Increase Amount:  On the Issue Date, the Annual Increase
              -----------------------
     Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

             (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 6% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

             (ii) is Withdrawal Adjustments accumulated at the Annual Increase Rate. Withdrawal Adjustments in a Contract Year are determined according to (1) or (2) as defined below:

                (1) The Withdrawal Adjustment for each partial withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge); or

                (2) If total partial withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the previous Contract Anniversary, the total Withdrawal Adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These Withdrawal Adjustments will replace the Withdrawal Adjustments defined in (1) above and be treated as though the corresponding partial withdrawals occurred at the end of that Contract Year.

     The Income Base does not change on or after the Contract Owner's 81st birthday, except that the Income Base on that date is increased for Purchase Payments made after that birthday, and decreased for partial withdrawals (including any applicable Withdrawal Charge) taken after that birthday.

     THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE RIDER CHARGE.

OWNERSHIP

     While the GMIB Rider is in effect, the Contract Owner (or Joint Owners) and Annuitant (or Joint Annuitants) must be the same. If a non-natural person owns the Contract, then Annuitant shall mean Contract Owner in determining the Income Base and GMIB Payment. If Joint Owners are named, the age of the older will be used to determine the Income Base.

GMIB ANNUITY TABLE

     The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per year. The rate applied will depend upon the Annuity Option elected and the Attained Age and sex of the Annuitant and Joint Annuitant, if applicable.

EXERCISING THE GMIB RIDER

     If you exercise the GMIB Rider, you must elect to receive annuity payments under one of the following Fixed Annuity Options:

          (1) Life Annuity with 10 Years of Annuity Payments Guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

AGE AT ANNUITIZATION           GUARANTEE PERIOD
--------------------           ----------------
     80......................         9
     81......................         8
     82......................         7
     83......................         6
     84 and 85...............         5

          (2) Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed

     These Options are set forth in the Contract. Life Annuity with 10 Years of Annuity Payments Guaranteed will be applied if no election is made under this Rider.

     Partial annuitizations are not permitted under the GMIB Rider. Also, you may only elect an Annuity Date that is within 30 days following any Contract Anniversary and after the expiration of the Waiting Period. The Waiting Period is ten (10) Contract Years from the Issue Date. Applicable Withdrawal Charges on the date that you exercise the Rider will be deducted from the Income Base. We also reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply. If you choose not to receive Annuity Payments as guaranteed under the Rider, you may elect any of the Annuity Options available under the Contract.

GMIB RIDER CHARGE

     Rider charges are 0.35% of the Income Base at the time the charge is assessed. The charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary up to and including the anniversary on or immediately preceding the date the Rider is exercised. Upon full withdrawal or annuitization, a pro rata portion of the Rider charge will be assessed.

     The Rider charge will result in the cancellation of Accumulation Units from each applicable subaccount of the Variable Account and/or a reduction in the Account Value allocated to the Fixed Account in the ratio the Account Value in a subaccount and/or the Fixed Account bears to the total Account Value.

TERMINATION PROVISIONS

     The GMIB Rider will terminate upon the earliest of:

          (a) The date you elect to receive Annuity Payments under the Contract and are not eligible to receive payments under the GMIB Rider;

          (b) The 30th day following the Contract Anniversary immediately after your 85th birthday;

          (c) The date you make a complete withdrawal of your Account Value;


          (d) Death of the Contract Owner (unless the spouse is the beneficiary and elects to continue the Contract and Rider), or death of the Annuitant if a non-natural person owns the Contract; or


          (e) Change of the Contract Owner, for any reason.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:


          1. Plans qualified under Section 401(a) of the Code ("Qualified
     Plans");



          2. Annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by transfers from existing 403(b) plans and which are not otherwise subject to ERISA; and



          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.



     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.


     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Status--Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.


     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                           FEDERAL INCOME TAX STATUS

INTRODUCTION

     The following discussion is a general discussion of Federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.


     The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain plans entitled to special income tax treatment ("Qualified Contracts") under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of this prospectus, Qualified Contracts are Contracts that fund Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs and Roth IRAs. Purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.


TAXATION OF THE COMPANY

     We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from us, and its operations form a part of us, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains arising from the operation of the Variable Account are automatically applied to increase reserves under the Contracts. Under existing Federal income tax law, we believe that the Variable Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.


     Accordingly, we do not anticipate that we will incur any Federal income tax liability attributable to the Variable Account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the Federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the Variable Account, then we may impose a charge against the Variable Account (with respect to some or all Contracts) in order to set aside amounts to pay such taxes.


TAX STATUS OF THE CONTRACT

     We believe that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract's Account Value will not be taxable until amounts are received from the Contract, either in the form of Annuity payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

     Diversification.  Section 817(h) of the Code requires that with respect to
     ----------------
Non-Qualified Contracts, the investments of the Eligible Funds must be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under Federal tax law. The Variable Account, through the Eligible Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Eligible Funds' assets may be invested.

     Owner Control.  In some circumstances, owners of variable annuity contracts
     --------------
may be considered the owners, for Federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

     The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values.

These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.


     Required Distributions.  In order to be treated as an annuity contract for
     -----------------------
Federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the annuity date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the annuity date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.


     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code Section 72(s). Other rules may apply to Qualified Contracts.

     The following discussion is based on the assumption that the Contract qualifies as an annuity contract for Federal income tax purposes.

TAXATION OF ANNUITIES

     In General.  Section 72 of the Code governs taxation of annuities in
     -----------
general. We believe that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., withdrawals or annuity
                                               -----
payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.


     The owner of a Non-Qualified annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and prospective Contract Owners that are not natural persons may wish to discuss these with a competent tax adviser.


     The following discussion generally applies to a Contract owned by a natural person.


     Investment in the Contract.  The "investment in the contract" generally
     ---------------------------
equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. For a Contract issued in connection with a Qualified Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.


     Withdrawals.  In the case of a withdrawal under a Qualified Contract,
     ------------
including Systematic Withdrawals, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan.

     With respect to Non-Qualified Contracts, partial withdrawals, including Systematic Withdrawals, are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Full withdrawals are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

     Annuity Payments.  Although the tax consequences may vary depending on the
     -----------------
annuity payment elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.


     Penalty Tax.  In the case of a distribution pursuant to a Non-Qualified
     ------------
Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an owner; (3) received in substantially equal periodic payments over the owner's life or life expectancy or the joint lives or life expectancies of the owner and a "designated beneficiary". Caution: changes to the payment stream prior to the later of age 59 1/2 or within 5 years (other than by reason of death or disability), causes retroactive imposition of the penalty tax and interest. Other tax penalties may apply to certain distributions from a Qualified Contract.



     Taxation of Death Benefit Proceeds.  Amounts may be distributed from the
     -----------------------------------
Contract because of the death of a Contract Owner (or Annuitant if the Contract Owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above or (3) if distributed in a manner similar to required minimum distributions from Qualified Contracts, they would generally be taxed in the same manner as partial withdrawals, as described above. For these purposes, the investment in the Contract is not affected by the Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.


     Transfers, Assignments, Exchanges and Maturity Dates.  A transfer of
     -----------------------------------------------------
ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


     Multiple Contracts.  All Non-Qualified deferred annuity contracts that are
     -------------------
issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise.



     Separate Account Charges.  It is possible that the IRS may take a position
     -------------------------
that charges for certain optional benefits (e.g., any enhanced death benefit rider providing a death benefit in excess of the Standard Death Benefit, including the Earnings Preservation Benefit Rider), are deemed to be taxable distributions to you. Consult your tax adviser prior to selecting any optional benefit under the Contract.


QUALIFIED CONTRACTS

     The Contract is designed for use with certain retirement plans that qualify for Federal tax benefits. The tax rules applicable to participants and beneficiaries in these retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

     We make no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Contract Owners and participants under retirement plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Adverse tax or other legal consequences to the plan, to the participant or to both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contract Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract under applicable Federal and state tax laws and ERISA.


     The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.



     The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provisions (including the Earnings Preservation Benefit Rider) in the Contract comports with IRA qualification requirements. The Code provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance. The Contract offers death benefits that may exceed the greater of purchase payments or Contract Value. If these death benefits are determined by the IRS as providing life insurance, the Contract may not qualify as an IRA (including a Roth IRA). You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.


(i)  Plan Contribution Limits


     Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions generally are not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.



     TSA PLANS



     Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations. For more information about all the applicable limitations; the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations. Any purchase payments attributable to permissible contributions under Code
Section 403(b) (and earnings thereon) are not taxable to the Annuitant until amounts are distributed from the Contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.



     The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.



     IRAS, SEPS SARSEPS AND SIMPLE IRAS



     The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of a specified annual amount or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is a specified annual amount. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, the deductions are phased out and eventually eliminated, depending on the taxpayer's adjusted gross income. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs, SARSEPs and SIMPLE IRAs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are limited. The maximum salary reduction contribution currently permitted to a SIMPLE IRA is a specified annual amount. In addition, an employer must make a matching or non-elective contribution to a SIMPLE IRA of the employee, unless certain exceptions apply. For more information concerning the contributions to IRAs, SEPs, SARSEPs and SIMPLE IRAs, you should obtain a copy of IRS

Publication 590 on Individual Retirement Accounts. For more information concerning contributions to SEPs, SARSEPs and SIMPLE IRAs, you should obtain a copy of IRS Publication 560 on Retirement Plans for Small Business. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of a "lump sum" distribution (as defined in the Code) from an eligible employer plan.


     ROTH IRAS


     Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of a specified annual amount or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is the specified annual amount. Except in the case of a rollover or a transfer, no more than the specified annual amount can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited depending on the taxpayer's modified adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.



     QUALIFIED PLANS



     Code section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.



     The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.


(ii)  Distributions from the Contract


     MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS



     Distributions called "eligible rollover distributions" from Qualified Plans and from TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form, certain distributions of after-tax contributions, and hardship distributions. Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA, governmental 457 plan or IRA.



     QUALIFIED PLANS, TSA PLANS, IRAS, SEPS, SARSEPS, SIMPLE IRAS AND ROTH IRAS



     Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or SIMPLE IRA are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in withdrawal of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of substantially equal periodic payments over the owner's life or life expectancy or the joint lives or life expectancies of the owner and a "designated beneficiary." Caution: changes to the payment stream prior to the later of age 59 1/2 or within 5 years (other than by reason of death or disability), causes retroactive imposition of the penalty tax and interest; or (iv) when distribution is made pursuant to a qualified domestic relations order. In the case of IRAs, SEPs, SARSEPs and SIMPLE IRAs, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply. Additional exceptions may apply in specified situations. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.


     Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Except under a Roth IRA, if the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the Beneficiary. If the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.


     For TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under Section 403(b) of the Code may be made.



     For a SIMPLE IRA, the 10% penalty tax described above is increased to 25% with respect to withdrawals made during the first two years of participation.



     Except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by the "required beginning date." The required beginning date for IRAs and 5% Owners is April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. The required beginning date otherwise is April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 or retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the Withdrawal Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEPs, SARSEPs and SIMPLE IRAs), Qualified Plans and TSA Plans. Roth IRAs under Section 408A do not require distributions at any time prior to the Contract Owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.



     Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the contracts or under the terms of the plans in respect of which the Contracts are issued.


WITHHOLDING


     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. We are required to withhold taxes from certain distributions under certain qualified contracts.


POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing discussion of the Federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

GENERAL

     At the time the initial purchase payment is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Contract or a Qualified Contract. If the initial premium is derived from an exchange or withdrawal of another annuity contract, we may require that the prospective purchaser provide information with regard to the Federal income tax status of the previous annuity contract. We will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum initial purchase payment stated above. Additional purchase payments under a Contract must qualify for the same Federal income tax treatment as the initial purchase payment under the Contract; we will not accept an additional purchase payment under a Contract if the Federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with New England Securities Corporation ("New England Securities") for the distribution and sale of the Contracts. Pursuant to this agreement, New England Securities serves as principal underwriter for the Contracts. New England Securities, a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, is located at 399 Boylston Street, Boston, Massachusetts 02116. New England Securities is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD").


     New England Securities offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about New England Securities and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with New England Securities are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

     We pay sales commissions for the sale of the Contracts. Sales commissions may vary, but are expected not to exceed 8% of purchase payments. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. We pay compensation either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year.


     New England Securities may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commissions paid to the broker-dealer on behalf of the registered representative are not expected to exceed those described above; selling firms may retain a portion of commissions.

     New England Securities does not retain any override as distributor for the Contracts. However, New England Securities' operating and other expenses are paid for by the Company. Also, New England Securities or an affiliate may receive 12b-1 fees from certain Eligible Funds.

     Because registered representatives of New England Securities are also agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Variable Account.

                       THE OPERATION OF THE FIXED ACCOUNT


     The Contract has a Fixed Account option in states that have approved this option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a Variable Account Contract, allowing you to protect principal and earn a guaranteed rate of interest.


     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the minimum rate required by your state. (For Contracts issued prior to May 1, 2002, this rate will not be less than 3%). We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate.


     Currently, any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, or in the Company's general account (but outside the Fixed Account).

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as in the Variable Account regarding withdrawals and partial withdrawals. Special limits, however, apply to transfers involving the Fixed Account (see below). Unless you request otherwise, any partial withdrawal you make will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account, proportionately.


     We limit the amount of Contract Value which you may transfer from the Fixed Account to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year, except with our consent. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. See the Statement of Additional Information. Amounts you transfer to the subaccounts from the Fixed Account will be on a "last-in, first-out" basis. No transfers to the Fixed Account are allowed for 180 days after the date of a transfer out of the Fixed Account and we reserve the right to restrict purchase payments to the Fixed Account during this period.

     We will deduct the annual Contract Administrative Fee entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

     For more information on the Fixed Account please refer to the Statement of Additional Information.

                       INVESTMENT PERFORMANCE INFORMATION


     We may advertise or include in sales literature (i) current and effective yields for the subaccounts for a Class; (ii) total returns for the subaccounts for a Class, (iii) non-standard returns for the subaccounts for a Class and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the subaccounts for a specified period for a Class. Total returns for the subaccounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a subaccount's performance for a Class compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison. See the Statement of Additional Information. We may reflect bonus amounts in performance relating to the B Plus Class.



YIELDS



     The current yield of the State Street Research Money Market Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.



     The yield of a subaccount (beside the State Street Research Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


STANDARD RETURN

     The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for the stated times. Average annual total return of a subaccount tells you the return you would have experienced if you allocated a $1,000 purchase payment to a subaccount for the specified period. We provide average annual total returns for the subaccounts on a Class-specific basis. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount for that Class (assuming selection of the Greater of Annual Step-Up or 5% Annual Increase Death Benefit), including any Withdrawal Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standard total return for a Class will not reflect charges for any optional additional benefits, including the GMIB or Earnings Preservation Benefit Rider. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the subaccount if any of those periods are not available. See the Statement of Additional Information.

NON-STANDARD RETURN


     "Non-Standard" average annual total return information for a Class may be presented, computed on the same basis as described above, except that deductions will not include the Withdrawal Charge for all Classes other than the B Plus Class. In addition, we may from time to time disclose average annual total return for non-standard periods and cumulative total return for a subaccount. We may also provide non-standard performance that reflects the inclusion or exclusion of various optional riders on a Class-specific basis. Non-standard performance for a Class will be accompanied by standard performance for that Class. See the Statement of Additional Information.



     We may also illustrate on a Class-specific basis what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Withdrawal Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Withdrawal Value reflects the deduction of any Withdrawal Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Withdrawal Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Withdrawal Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Withdrawal Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.


     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments on a Class-specific basis in the same manner as described above based on hypothetical returns.

OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each subaccount on a Class-specific basis to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the subaccounts. Advertising and sales literature may also show the performance rankings of the subaccounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a subaccount on a Class-specific basis to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                              FINANCIAL STATEMENTS

     You may find the financial statements of the Company and the Variable Account in the Statement of Additional Information.


                            ACCUMULATION UNIT VALUES



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION



     The following tables show the Accumulation Unit Values for each Eligible Fund for Contracts with the lowest total Variable Account charge and for Contracts with the highest total Variable Account charge. The first table shows Contracts with the Standard Death Benefit and no riders (1.15% Variable Account charge). The second table shows Contracts with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Earnings Preservation Benefit Rider (2.10% Variable Account charge). All other possible combination of charges for an American Forerunner Series Contract appear in the Statement of Additional Information, which is available upon request by calling 1-800-356-5015.

                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION






                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................     2.316819        2.332723         365,811
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................     1.578946        1.617494         180,096
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................     1.458588        1.504292         871,165
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................     3.967687        4.116171         163,045
Balanced Subaccount
  07/02/01* to 12/31/01...................................     1.524385        1.498780          35,048
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................     3.039302        2.779486         273,278
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................     2.834665        2.692728         574,764
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................     2.652774        2.411373          98,150
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................     2.560091        2.685555         481,964
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................     2.417476        2.290415         145,572
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................     0.899677        0.835084         110,905
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................     0.981512        0.881920          14,318
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................     1.104444        1.137665         214,731
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................     0.952135        0.775990         338,843
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................     3.893357        3.611292         114,642
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................     0.576172        0.494393         357,289
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................     7.405651        6.772549           9,147
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................     1.899424        1.567463         164,995
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................     1.053577        1.033666         118,901



----------------------------------------------------------------------------------------------------------
  * Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
Neuberger Berman Partners Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................     1.561179        1.512601          63,321
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................     0.954129        0.881183         178,826
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................     1.226300        1.193849         176,064
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................     1.432285        1.403202         642,658
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................     0.950882        0.858220          78,621
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................     1.286985        1.177236         302,022
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................     1.380912        1.390395          52,634
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................     1.008542        1.074586       1,136,384
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................     0.931854        0.825545          41,122
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................     0.758624        0.610737         236,284
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................     0.927492        0.849702          93,021
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................    12.984914       11.482368          92,536
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................     8.799275        8.540522         110,485
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................     1.467879        1.354944         174,008



----------------------------------------------------------------------------------------------------------
  * Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION



                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................     1.955288        1.959407          25,825
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................     1.481967        1.510974          29,557
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................     1.368998        1.405225          28,861
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................     3.348569        3.457474           3,908
Balanced Subaccount
  07/02/01* to 12/31/01...................................     1.430755        1.400069           7,944
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................     2.852660        2.596441           9,993
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................     2.660627        2.515437          11,201
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................     2.454584        2.220652          36,187
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................     2.368786        2.473127          33,396
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................     2.258249        2.129423              --
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................     0.881272        0.814128              --
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................     0.961428        0.859781           7,569
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................     1.077024        1.104180           2,711
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................     0.950596        0.771061          54,146
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................     3.501337        3.232291           4,710
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................     0.569784        0.486594              --
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................     6.239924        5.679428           1,315
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................     1.822773        1.497072           2,970
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................     1.043692        1.019119              --



----------------------------------------------------------------------------------------------------------
  * Date on which the Subaccount first became available.

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
Neuberger Berman Partners Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................     1.522434        1.468079              --
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................     0.952586        0.875591           3,862
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................     1.195845        1.158687              --
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................     1.418872        1.383474          49,920
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................     0.927270        0.832943              --
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................     1.168365        1.063666              --
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................     1.314712        1.317483              --
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................     1.004874        1.065251          24,484
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................     0.928441        0.818624              --
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................     0.755846        0.605611           8,411
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................     0.924114        0.842595              --
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................    11.005967        9.686230              --
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................     7.458425        7.204822           6,415
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................     1.424257        1.308440              --



----------------------------------------------------------------------------------------------------------
  * Date on which the Subaccount first became available.

                                   APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are withdrawn will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

    Toll-free telephone service:  --  A recording of daily unit values is available by calling
                                      1-800-333-2501.

                                  --  Fund transfers, address changes and changes of future
                                      purchase payment allocations can be made by calling
                                      1-800-435-4117.

    Written Communications:       --  All communications and inquiries regarding address changes, premium payments, billing, fund transfers, withdrawals,
                                      maturities and any other processing matters relating to your
                                      Contract should be directed to:

                                        New England Life Insurance Company
                                        c/o Annuity Administrative Office
                                        P.O. Box 14594
                                        Des Moines, IA 50306-3594
                                        fax: (515) 457-4301

                                   APPENDIX B

                               WITHDRAWAL CHARGE

     The following example illustrates how the Withdrawal Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Withdrawal Charge," no Withdrawal Charge will apply for any Class of the Contract if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Withdrawal Charge for your Contract Class that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Withdrawal Charge for your Contract Class would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Withdrawal Charge for your Contract Class would expire.

     As an example, assume that you apply $100,000 of Contract Value on a Standard Class Contract (net of any premium tax charge and Contract Administrative fee to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Withdrawal Charge waived when you applied the proceeds to the payment option was $1620. If the Payee surrenders the commuted value of the proceeds under option six months later, the Withdrawal Charge would be $1,458 (representing the $1620 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Withdrawal Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Withdrawal Charge would expire).

     We calculate this amount in the same manner for each Class of Contract that imposes a Withdrawal Charge, using the Withdrawal Charge percentage applicable to that Class.

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


                                                   CONTRACTS USED WITH TAX
JURISDICTION                                      QUALIFIED RETIREMENT PLANS   ALL OTHER CONTRACTS
------------                                      --------------------------   -------------------
California                                                   0.50%*                   2.35%
Maine                                                          --                     2.00%
Nevada                                                         --                     3.50%
Puerto Rico                                                  1.00%                    1.00%
South Dakota                                                   --                     1.25%
West Virginia                                                1.00%                    1.00%
Wyoming                                                        --                     1.00%


---------------


* Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.


See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D



                              EXCHANGED CONTRACTS



     We may offer an exchange program under which you may exchange certain existing annuity contracts issued by New England Life Insurance Company (NELICO) and its affiliates for the Standard Class of the Contract (a "new Contract"). An existing contract is eligible for this exchange if a withdrawal from, or surrender of, the contract would not trigger a contingent deferred sales charge. The contract value of the new Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for enhanced dollar cost averaging. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge. Only additions of at least $10,000 will be eligible for enhanced dollar cost averaging.



     You may exchange your existing NELICO or affiliated company contract for a new Contract if (1) your age does not exceed the maximum issue age for the Standard Class; (2) the contract value of the existing contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum purchase payment for the Standard Class; and (3) you meet our underwriting standards (unless we waive them). As of the date you make the exchange, we will credit the contract value of the existing contract as the initial purchase payment to the new Contract.



     If you are contemplating an exchange, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the new Contract, as well as the investment options offered under your existing contract and the new Contract. Your financial representative can help you decide if exchanging your existing contract would be to your advantage.

                               TABLE OF CONTENTS
                                       OF
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                 PAGE
                                                                ------
THE COMPANY.................................................      II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT...................      II-3
PERFORMANCE COMPARISONS.....................................      II-3
CALCULATION OF PERFORMANCE DATA.............................      II-4
NET INVESTMENT FACTOR.......................................    II-143
ANNUITY PAYMENTS............................................    II-143
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS...............    II-145
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS.................    II-151
THE FIXED ACCOUNT...........................................    II-167
EXPERTS.....................................................    II-189
LEGAL MATTERS...............................................    II-189
APPENDIX A..................................................    II-191
FINANCIAL STATEMENTS........................................       F-1


     If you would like a copy of the Statement of Additional Information, please complete the request form below and mail to:

     New England Securities Corporation
     399 Boylston Street
     Boston, Massachusetts 02116

     Please send a copy of the Statement of Additional Information for New England Variable Annuity Separate Account (American Forerunner Series) to:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Street

--------------------------------------------------------------------------------
City                                  State                                  Zip

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)


                                  MAY 1, 2002



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2002 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.



VA-262-02

                               TABLE OF CONTENTS


                                                               PAGE
                                                              ------
The Company.................................................  II-3
Services Relating to the Variable Account...................  II-3
Performance Comparisons.....................................  II-3
Calculation of Performance Data.............................  II-4
Net Investment Factor.......................................  II-143
Annuity Payments............................................  II-143
Hypothetical Illustrations of Annuity Payouts...............  II-145
Historical Illustrations of Annuity Payouts.................  II-151
Accumulation Unit Values (Condensed Financial
  Information)..............................................  II-167
The Fixed Account...........................................  II-189
Experts.....................................................  II-189
Legal Matters...............................................  II-189
Appendix A..................................................  II-191
Financial Statements........................................  F-1

                                  THE COMPANY

     New England Life Insurance Company ("The Company" or "NELICO") is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

                   SERVICES RELATING TO THE VARIABLE ACCOUNT

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

     Auditors. Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, conducts an annual audit of the Variable Account's financial statements.


     Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities as well as by the Company's life insurance agents and insurance brokers who are registered representatives of New England Securities. The Company pays commissions, none of which are retained by New England Securities, in connection with sales of the Contracts. For the years ended December 31, 1999, 2000 and 2001, the Company paid commissions in the amount of $16,053,475, $15,592,947, and $16,986,480 respectively.


                            PERFORMANCE COMPARISONS


     Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Variable Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in promotional literature. Such literature may refer to personnel of the advisers and/or subadvisers who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.



     The advertising and sales literature for the Contracts and the Variable Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.



     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contract Owners. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

     The tables below illustrate hypothetical average annual total returns for each subaccount on a Class-specific basis for the periods shown, based on the actual investment experience of the subaccounts, the New England Zenith Fund, the Metropolitan Series Fund Inc., the Met Investors Series Trust and the American Funds Insurance Series during those periods. The tables do not represent what may happen in the future.


     The Variable Account was not established until July 1994. The Contracts were not available before June 1, 2001. The following Series of New England Zenith Fund ("Zenith Fund") commenced operations as follows: State Street Research Money Market Series and State Street Research Bond Income Series, August 26, 1983 (formerly Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series, respectively); Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series, October 31, 1994; Harris Oakmark Focused Value Series (formerly the Harris Oakmark Mid Cap Value Series), April 30, 1993; Loomis Sayles Small Cap Series, May 2, 1994; MFS Investors Trust Series and MFS Research Managers Series, April 30, 1999; and FI Structured Equity Series (formerly the Westpeak Growth and Income Series), April 30, 1993. The following Portfolios of Metropolitan Series Fund, Inc. ("Metropolitan Fund") commenced operations as follows: Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios, November 9, 1998; Janus Mid Cap Portfolio, March 3, 1997; MetLife Stock Index Portfolio, May 1, 1990; Neuberger Berman Partners Mid Cap Value Portfolio, November 9, 1998; Putnam Large Cap Growth Portfolio, May 1, 2000; Morgan Stanley EAFE Index Portfolio, November 9, 1998; Putnam International Stock Portfolio, May 1, 1991; Russell 2000 Index Portfolio, November 9, 1998; State Street Research Investment Trust Portfolio, June 24, 1983 (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available). MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios, July 5, 2000. Janus Growth and Franklin Templeton Small Cap Growth Portfolios, May 1, 2001. The following Portfolios of Met Investors Series Trust ("Met Investors Series") commenced operations as follows: Lord Abbett Bond Debenture Portfolio, May 1, 1996; and PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios, February 12, 2001. The following Funds of the American Funds Insurance Series ("American Funds") commenced operations as follows: American Funds Growth Fund and American Funds Growth-Income Fund, February 8, 1984; and American Funds Global Small Capitalization Fund, April 30, 1998.


     We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.


     The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Greater of Annual Step-Up or 5% Annual Increase Death Benefit: 1.50% for the Standard Class; 1.85% for the B Plus Class; 1.85% for the C Class; 1.75% for the L Class; and 1.40% for the P Class. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Contract Administrative Fee from the Contract Value. For purposes of this calculation, the maximum Contract Administrative Fee of $30 is deducted. Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 2001 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Withdrawal Charge and the portion of the $30 Contract Administrative Fee which would be deducted upon withdrawal on December 31, 2001 to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on December 31, 2001. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

     Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund shown is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

STANDARD CLASS
--------------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -4.91%
5 Years.....................................................       2.60%
Since Inception of the Subaccount...........................       3.06%


     For purchase payment allocated to the State Street Research Bond Income Subaccount*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.03%
5 Years.....................................................       4.70%
Since Inception of the Subaccount...........................       5.93%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -1.82%
5 Years.....................................................       3.25%
Since Inception of the Subaccount...........................       6.28%


     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -1.92%
5 Years.....................................................       4.24%
Since Inception of the Subaccount...........................       4.88%



     For purchase payment allocated to the Balanced Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -12.62%
5 Years.....................................................      -0.02%
Since Inception of the Subaccount...........................       4.43%


     For purchase payment allocated to the Alger Equity Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.53%
5 Years.....................................................      11.18%
Since Inception of the Subaccount...........................      14.34%


------------
* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

---------------------------

     For purchase payment allocated to the Davis Venture Value Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -18.73%
5 Years.....................................................       9.40%
Since Inception of the Subaccount...........................      14.09%



     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      18.64%
5 Years.....................................................       8.96%
Since Inception of the Subaccount...........................      12.10%


     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -16.61%
5 Years.....................................................       6.78%
Since Inception of the Subaccount...........................      12.34%


     For purchase payment allocated to the MFS Investors Trust Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.03%
Since Inception of the Subaccount...........................     -10.26%


     For purchase payment allocated to the MFS Research Managers Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.71%
Since Inception of the Subaccount...........................      -9.44%



     For purchase payment allocated to the FI Structured Equity Series
Subaccount*



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.28%
5 Years.....................................................       5.79%
Since Inception of the Subaccount...........................      10.41%


     For purchase payment allocated to the Putnam Large Cap Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -36.72%
Since Inception of the Subaccount...........................     -36.62%


     For purchase payment allocated to the Putnam International Stock Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.41%
Since Inception of the Subaccount...........................     -21.42%


---------------


* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

---------------------------


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -2.78%



     For purchase payment allocated to the Janus Mid Cap Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -44.58%



     For purchase payment allocated to the MetLife Stock Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.14%



     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.54%



     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -28.58%



     For purchase payment allocated to the Russell 2000 Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -8.91%



     For purchase payment allocated to the State Street Research Investment Trust Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -18.55%



     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -8.15%



     For purchase payment allocated to the American Funds Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -21.13%



     For purchase payment allocated to the American Funds Growth-Income
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -10.47%

---------------------------


     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -15.57%



     For purchase payment allocated to the Janus Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -28.06%



     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -18.31%



     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -7.81%



     For purchase payment allocated to the State Street Research Aurora
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       6.19%



     For purchase payment allocated to the PIMCO Total Return Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -0.10%



     For purchase payment allocated to the PIMCO Innovation Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -31.20%



     For purchase payment allocated to the MFS Research International Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -19.02%



     For purchase payment allocated to the MFS Mid Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.03%

B PLUS CLASS
------------


                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -3.20%
5 Years.....................................................       2.74%
Since Inception of the Subaccount...........................       3.08%


     For purchase payment allocated to the State Street Research Bond Income Subaccount*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       1.86%
5 Years.....................................................       4.87%
Since Inception of the Subaccount...........................       5.99%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       0.00%
5 Years.....................................................       3.40%
Since Inception of the Subaccount...........................       6.34%


     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.10%
5 Years.....................................................       4.40%
Since Inception of the Subaccount...........................       4.93%



     For purchase payment allocated to the Balanced Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -11.39%
5 Years.....................................................       0.07%
Since Inception of the Subaccount...........................       4.47%


     For purchase payment allocated to the Alger Equity Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -18.40%
5 Years.....................................................      11.45%
Since Inception of the Subaccount...........................      14.48%


     For purchase payment allocated to the Davis Venture Value Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.59%
5 Years.....................................................       9.64%
Since Inception of the Subaccount...........................      14.24%


------------

* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as the sub-adviser.

------------------------



     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      21.21%
5 Years.....................................................       9.19%
Since Inception of the Subaccount...........................      12.22%


     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -15.44%
5 Years.....................................................       6.98%
Since Inception of the Subaccount...........................      12.47%


     For purchase payment allocated to the MFS Investors Trust Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.95%
Since Inception of the Subaccount...........................      -9.85%


     For purchase payment allocated to the MFS Research Managers Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -26.69%
Since Inception of the Subaccount...........................      -9.02%



     For purchase payment allocated to the FI Structured Equity Subaccount*



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.17%
5 Years.....................................................       5.98%
Since Inception of the Subaccount...........................      10.52%


     For purchase payment allocated to the Putnam Large Cap Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -35.84%
Since Inception of the Subaccount...........................     -36.01%


     For purchase payment allocated to the Putnam International Stock Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -26.39%
Since Inception of the Subaccount...........................     -20.73%



     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -0.97%


---------------

* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

------------------------



     For purchase payment allocated to the Janus Mid Cap Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -43.79%



     For purchase payment allocated to the MetLife Stock Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -21.03%



     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -8.08%



     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -27.56%



     For purchase payment allocated to the Russell 2000 Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -7.47%



     For purchase payment allocated to the State Street Research Investment Trust Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -17.31%



     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -6.53%



     For purchase payment allocated to the American Funds Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -19.92%



     For purchase payment allocated to the American Funds Growth-Income
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.11%



     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -14.29%

------------------------



     For purchase payment allocated to the Janus Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -26.96%



     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -17.06%



     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -6.24%



     For purchase payment allocated to the State Street Research Aurora
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       8.33%



     For purchase payment allocated to the PIMCO Total Return Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       1.96%



     For purchase payment allocated to the PIMCO Innovation Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -30.15%



     For purchase payment allocated to the MFS Research International Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -17.78%



     For purchase payment allocated to the MFS Mid Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -20.84%

C CLASS
-------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       1.73%
5 Years.....................................................       2.88%
Since Inception of the Subaccount...........................       2.92%


     For purchase payment allocated to the State Street Research Bond Income Subaccount*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       6.59%
5 Years.....................................................       4.92%
Since Inception of the Subaccount...........................       5.75%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       4.81%
5 Years.....................................................       3.51%
Since Inception of the Subaccount...........................       6.10%


     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       4.71%
5 Years.....................................................       4.47%
Since Inception of the Subaccount...........................       4.72%



     For purchase payment allocated to the Balanced Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -6.36%
5 Years.....................................................       0.34%
Since Inception of the Subaccount...........................       4.27%


     For purchase payment allocated to the Alger Equity Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -13.77%
5 Years.....................................................      11.26%
Since Inception of the Subaccount...........................      14.06%


     For purchase payment allocated to the Davis Venture Value Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -12.91%
5 Years.....................................................       9.51%
Since Inception of the Subaccount...........................      13.82%


------------

* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as the sub-adviser.

------------------


     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      25.20%
5 Years.....................................................       9.08%
Since Inception of the Subaccount...........................      11.84%


     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -10.64%
5 Years.....................................................       6.95%
Since Inception of the Subaccount...........................      12.09%


     For purchase payment allocated to the MFS Investors Trust Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.52%
Since Inception of the Subaccount...........................      -8.62%


     For purchase payment allocated to the MFS Research Managers Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -22.54%
Since Inception of the Subaccount...........................      -7.78%



     For purchase payment allocated to the FI Structured Equity Subaccount*



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -15.65%
5 Years.....................................................       5.99%
Since Inception of the Subaccount...........................      10.18%


     For purchase payment allocated to the Putnam Large Cap Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -32.20%
Since Inception of the Subaccount...........................     -34.96%


     For purchase payment allocated to the Putnam International Stock Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -22.21%
Since Inception of the Subaccount...........................     -19.18%



     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       3.88%


---------------


* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

------------------


     For purchase payment allocated to the Janus Mid Cap Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -40.60%



     For purchase payment allocated to the MetLife Stock Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -16.56%



     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -2.96%



     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -23.46%



     For purchase payment allocated to the Russell 2000 Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -2.37%



     For purchase payment allocated to the State Street Research Investment Trust Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -12.62%



     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -1.47%



     For purchase payment allocated to the American Funds Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -15.39%



     For purchase payment allocated to the American Funds Growth-Income
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -3.96%



     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.43%

------------------


     For purchase payment allocated to the Janus Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.83%



     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -12.36%



     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -1.20%



     For purchase payment allocated to the State Street Research Aurora
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      12.82%



     For purchase payment allocated to the PIMCO Total Return Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       6.70%



     For purchase payment allocated to the PIMCO Innovation Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -26.20%



     For purchase payment allocated to the MFS Research International Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -13.12%



     For purchase payment allocated to the MFS Mid Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -16.36%

L CLASS
-------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -5.17%
5 Years.....................................................       2.99%
Since Inception of the Subaccount...........................       3.03%


     For purchase payment allocated to the State Street Research Bond Income Subaccount*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.30%
5 Years.....................................................       5.03%
Since Inception of the Subaccount...........................       5.85%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.09%
5 Years.....................................................       3.62%
Since Inception of the Subaccount...........................       6.20%


     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.18%
5 Years.....................................................       4.58%
Since Inception of the Subaccount...........................       4.82%



     For purchase payment allocated to the Balanced Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -12.84%
5 Years.....................................................       0.44%
Since Inception of the Subaccount...........................       4.37%


     For purchase payment allocated to the Alger Equity Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.73%
5 Years.....................................................      11.37%
Since Inception of the Subaccount...........................      14.18%


     For purchase payment allocated to the Davis Venture Value Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -18.93%
5 Years.....................................................       9.62%
Since Inception of the Subaccount...........................      13.93%


------------

* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

-------------------


     For purchase payment allocated to the Harris Oakmark Focused Value Subaccount*



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      18.32%
5 Years.....................................................       9.19%
Since Inception of the Subaccount...........................      11.95%


     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -16.82%
5 Years.....................................................       7.06%
Since Inception of the Subaccount...........................      12.20%


     For purchase payment allocated to the MFS Investors Trust Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.22%
Since Inception of the Subaccount...........................     -10.15%


     For purchase payment allocated to the MFS Research Managers Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.89%
Since Inception of the Subaccount...........................      -9.33%



     For purchase payment allocated to the FI Structured Equity Subaccount*



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.48%
5 Years.....................................................       6.09%
Since Inception of the Subaccount...........................      10.29%


     For purchase payment allocated to the Putnam Large Cap Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -36.88%
Since Inception of the Subaccount...........................     -36.78%


     For purchase payment allocated to the Putnam International Stock Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.59%
Since Inception of the Subaccount...........................     -21.62%



     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -3.03%


------------

* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

-------------------


     For purchase payment allocated to the Janus Mid Cap Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -44.71%



     For purchase payment allocated to the MetLife Stock Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.33%



     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.69%



     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -28.75%



     For purchase payment allocated to the Russell 2000 Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.12%



     For purchase payment allocated to the State Street Research Investment Trust Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -18.69%



     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -8.31%



     For purchase payment allocated to the American Funds Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -21.26%



     For purchase payment allocated to the American Funds Growth-Income
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -10.62%



     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -15.72%

-------------------


     For purchase payment allocated to the Janus Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -28.18%



     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -18.44%



     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -8.03%



     For purchase payment allocated to the State Street Research Aurora
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       5.92%



     For purchase payment allocated to the PIMCO Total Return Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -0.20%



     For purchase payment allocated to the PIMCO Innovation Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -31.32%



     For purchase payment allocated to the MFS Research International Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -19.15%



     For purchase payment allocated to the MFS Mid Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.16%

P CLASS
-------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -5.81%
5 Years.....................................................       2.39%
Since Inception of the Subaccount...........................       2.94%


     For purchase payment allocated to the State Street Research Bond Income Subaccount*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.92%
5 Years.....................................................       4.51%
Since Inception of the Subaccount...........................       5.84%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.72%
5 Years.....................................................       3.04%
Since Inception of the Subaccount...........................       6.20%


     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.81%
5 Years.....................................................       4.04%
Since Inception of the Subaccount...........................       4.78%



     For purchase payment allocated to the Balanced Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -13.47%
5 Years.....................................................      -0.28%
Since Inception of the Subaccount...........................       4.32%


     For purchase payment allocated to the Alger Equity Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.32%
5 Years.....................................................      11.07%
Since Inception of the Subaccount...........................      14.33%


     For purchase payment allocated to the Davis Venture Value Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.52%
5 Years.....................................................       9.27%
Since Inception of the Subaccount...........................      14.08%


------------

* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

-------------------


     For purchase payment allocated to the Harris Oakmark Focused Value Subaccount*



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      17.77%
5 Years.....................................................       8.82%
Since Inception of the Subaccount...........................      12.07%


     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.42%
5 Years.....................................................       6.62%
Since Inception of the Subaccount...........................      12.32%


     For purchase payment allocated to the MFS Investors Trust Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.78%
Since Inception of the Subaccount...........................     -10.84%


     For purchase payment allocated to the MFS Research Managers Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -28.41%
Since Inception of the Subaccount...........................     -10.02%



     For purchase payment allocated to the FI Structured Equity Subaccount*



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -22.05%
5 Years.....................................................       5.62%
Since Inception of the Subaccount...........................      10.37%


     For purchase payment allocated to the Putnam Large Cap Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -37.34%
Since Inception of the Subaccount...........................     -37.19%


     For purchase payment allocated to the Putnam International Stock Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -28.11%
Since Inception of the Subaccount...........................     -22.20%



     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -3.69%


------------

* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisers, L.P. served as sub-adviser.

-------------------


     For purchase payment allocated to the Janus Mid Cap Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -45.12%



     For purchase payment allocated to the MetLife Stock Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.91%



     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -10.45%



     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -29.29%



     For purchase payment allocated to the Russell 2000 Index Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.80%



     For purchase payment allocated to the State Street Research Investment Trust Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -19.37%



     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -9.08%



     For purchase payment allocated to the American Funds Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -21.92%



     For purchase payment allocated to the American Funds Growth-Income
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -11.38%



     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -16.43%

-------------------

     For purchase payment allocated to the Janus Growth Subaccount


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -28.79%



     For purchase payment allocated to the Franklin Templetion Small Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -19.13%



     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -8.71%



     For purchase payment allocated to the State Street Research Aurora
Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................       5.30%



     For purchase payment allocated to the PIMCO Total Return Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -0.98%



     For purchase payment allocated to the PIMCO Innovation Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -31.89%



     For purchase payment allocated to the MFS Research International Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -19.83%



     For purchase payment allocated to the MFS Mid Cap Growth Subaccount



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................     -22.82%

STANDARD CLASS
--------------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Series*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -4.91%
5 Years.....................................................       2.60%
10 Years....................................................       2.83%
Since Inception of the Fund.................................       4.27%


     For purchase payment allocated to the State Street Research Bond Income Series*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.03%
5 Years.....................................................       4.70%
10 Years....................................................       5.83%
Since Inception of the Fund.................................       7.54%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -1.82%
5 Years.....................................................       3.25%
Since Inception of the Fund.................................       6.47%


     For purchase payment allocated to the Salomon Brothers U.S. Government
Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -1.92%
5 Years.....................................................       4.24%
Since Inception of the Fund.................................       5.39%


     For purchase payment allocated to the Balanced Series**


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -12.62%
5 Years.....................................................      -0.02%
Since Inception of the Fund.................................       5.34%


     For purchase payment allocated to the Alger Equity Growth Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.53%
5 Years.....................................................      11.18%
Since Inception of the Fund.................................      14.81%


     For purchase payment allocated to the Davis Venture Value Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -18.73%
5 Years.....................................................       9.40%
Since Inception of the Fund.................................      14.31%


------------

* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

--------------------------


     For purchase payment allocated to the Harris Oakmark Focused Value Series



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      18.64%
5 Years.....................................................       8.96%
Since Inception of the Fund.................................      11.57%


     For purchase payment allocated to the Loomis Sayles Small Cap Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -16.61%
5 Years.....................................................       6.78%
Since Inception of the Fund.................................      10.93%


     For purchase payment allocated to the MFS Investors Trust Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.03%
Since Inception of the Fund.................................      -8.79%


     For purchase payment allocated to the MFS Research Managers Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.71%
Since Inception of the Fund.................................      -6.93%



     For purchase payment allocated to the FI Structured Equity Series*



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.28%
5 Years.....................................................       5.79%
Since Inception of the Fund.................................      10.20%


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.25%
Since Inception of the Fund.................................       2.38%


     For purchase payment allocated to the Janus Mid Cap Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -43.22%
Since Inception of the Fund.................................       8.74%


------------

* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

--------------------------

     For purchase payment allocated to the MetLife Stock Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.88%
5 Years.....................................................       7.44%
10 Years....................................................      10.34%
Since Inception of the Fund.................................      11.14%


     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -10.96%
Since Inception of the Fund.................................      12.45%


     For purchase payment allocated to the Putnam Large Cap Growth Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -36.72%
Since Inception of the Fund.................................     -36.62%


     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -29.10%
Since Inception of the Fund.................................      -6.52%


     For purchase payment allocated to the Putnam International Stock Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.41%
5 Years.....................................................      -2.53%
10 Years....................................................       1.42%
Since Inception of the Fund.................................       1.10%


     For purchase payment allocated to the Russell 2000 Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -8.56%
Since Inception of the Fund.................................       4.02%


     For purchase payment allocated to the State Street Research Investment Trust Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -24.15%
5 Years.....................................................       6.20%
10 Years....................................................       9.78%
Since Inception of the Fund.................................      10.39%

--------------------------

     For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -4.90%
5 Years.....................................................       3.36%
Since Inception of the Fund.................................       5.15%


     For purchase payment allocated to the American Funds Growth Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -25.28%
5 Years.....................................................      16.20%
10 Years....................................................      14.26%
Since Inception of the Fund.................................      14.11%


     For purchase payment allocated to the American Funds Growth-Income Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -6.31%
5 Years.....................................................      10.26%
10 Years....................................................      11.34%
Since Inception of the Fund.................................      12.24%


     For purchase payment allocated to the American Funds Global Small Capitalization Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.44%
Since Inception of the Fund.................................       7.14%



     For purchase payment allocated to the Janus Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -28.06%



     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -18.31%



     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -9.81%
Since Inception of the Fund.................................      -1.84%



     For purchase payment allocated to the State Street Research Aurora
Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       7.10%
Since Inception of the Fund.................................      21.68%


------------

* The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

--------------------------


     For purchase payment allocated to the PIMCO Total Return Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................      -0.01%



     For purchase payment allocated to the PIMCO Innovation Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -43.42%



     For purchase payment allocated to the MFS Research International Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -21.29%



     For purchase payment allocated to the MFS Mid Cap Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -23.52%



     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       9.41%
Since Inception of the Fund.................................       2.98%

B PLUS CLASS
------------


                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Series*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -3.20%
5 Years.....................................................       2.74%
10 Years....................................................       2.91%
Since Inception of the Fund.................................       4.31%


     For purchase payment allocated to the State Street Research Bond Income Series*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       1.86%
5 Years.....................................................       4.87%
10 Years....................................................       5.91%
Since Inception of the Fund.................................       7.59%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       0.00%
5 Years.....................................................       3.40%
Since Inception of the Fund.................................       6.51%


     For purchase payment allocated to the Salomon Brothers U.S. Government
Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.10%
5 Years.....................................................       4.40%
Since Inception of the Fund.................................       5.42%



     For purchase payment allocated to the Balanced Series



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -11.39%
5 Years.....................................................       0.07%
Since Inception of the Fund.................................       5.37%


     For purchase payment allocated to the Alger Equity Growth Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -18.40%
5 Years.....................................................      11.45%
Since Inception of the Fund.................................      14.93%


     For purchase payment allocated to the Davis Venture Value Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.59%
5 Years.....................................................       9.64%
Since Inception of the Fund.................................      14.42%


------------

* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

------------------------



     For purchase payment allocated to the Harris Oakmark Focused Value Series



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      21.21%
5 Years.....................................................       9.19%
Since Inception of the Fund.................................      11.60%


     For purchase payment allocated to the Loomis Sayles Small Cap Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -15.44%
5 Years.....................................................       6.98%
Since Inception of the Fund.................................      10.99%


     For purchase payment allocated to the MFS Investors Trust Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.95%
Since Inception of the Fund.................................      -8.42%


     For purchase payment allocated to the MFS Research Managers Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -26.69%
Since Inception of the Fund.................................      -6.56%



     For purchase payment allocated to the FI Structured Equity Series*



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.17%
5 Years.....................................................       5.98%
Since Inception of the Fund.................................      10.21%


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.45%
Since Inception of the Fund.................................       2.80%


     For purchase payment allocated to the Janus Mid Cap Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -42.42%
Since Inception of the Fund.................................       8.98%


     For purchase payment allocated to the MetLife Stock Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.77%
5 Years.....................................................       7.65%
10 Years....................................................      10.43%
Since Inception of the Fund.................................      11.22%


------------

* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

------------------------


     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -9.71%
Since Inception of the Fund.................................      13.05%


     For purchase payment allocated to the Putnam Large Cap Growth Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -35.84%
Since Inception of the Fund.................................     -36.01%


     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -28.11%
Since Inception of the Fund.................................      -6.25%


     For purchase payment allocated to the Putnam International Stock Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -26.39%
5 Years.....................................................      -2.47%
10 Years....................................................       1.49%
Since Inception of the Fund.................................       1.17%


     For purchase payment allocated to the Russell 2000 Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -7.10%
Since Inception of the Fund.................................       4.48%


     For purchase payment allocated to the State Street Research Investment Trust Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.09%
5 Years.....................................................       6.39%
10 Years....................................................       9.86%
Since Inception of the Fund.................................      10.44%


     For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -3.19%
5 Years.....................................................       3.51%
Since Inception of the Fund.................................       5.27%


     For purchase payment allocated to the American Funds Growth Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -24.23%
5 Years.....................................................      16.52%
10 Years....................................................      14.35%
Since Inception of the Fund.................................      14.16%


------------

* The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

------------------------


     For purchase payment allocated to the American Funds Growth-Income Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -4.65%
5 Years.....................................................      10.51%
10 Years....................................................      11.42%
Since Inception of the Fund.................................      12.29%


     For purchase payment allocated to the American Funds Global Small Capitalization Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.32%
Since Inception of the Fund.................................       7.54%



     For purchase payment allocated to the Janus Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -26.96%



     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -17.06%



     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -8.49%
Since Inception of the Fund.................................      -0.66%



     For purchase payment allocated to the State Street Research Aurora
Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       9.24%
Since Inception of the Fund.................................      23.51%



     For purchase payment allocated to the PIMCO Total Return Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................       1.97%



     For purchase payment allocated to the PIMCO Innovation Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -42.60%



     For purchase payment allocated to the MFS Research International Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -20.14%



     For purchase payment allocated to the MFS Mid Cap Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -22.42%



     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -15.02%
Since Inception of the Fund.................................       3.42%

C CLASS
-------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Series*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       1.73%
5 Years.....................................................       2.88%
10 Years....................................................       2.47%
Since Inception of the Fund.................................       3.90%


     For purchase payment allocated to the State Street Research Bond Income Series*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       6.59%
5 Years.....................................................       4.92%
10 Years....................................................       5.46%
Since Inception of the Fund.................................       7.17%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       4.81%
5 Years.....................................................       3.51%
Since Inception of the Fund.................................       6.09%


     For purchase payment allocated to the Salomon Brothers U.S. Government
Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       4.71%
5 Years.....................................................       4.47%
Since Inception of the Fund.................................       5.03%



     For purchase payment allocated to the Balanced Series



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -6.36%
5 Years.....................................................       0.34%
Since Inception of the Fund.................................       4.97%


     For purchase payment allocated to the Alger Equity Growth Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -13.77%
5 Years.....................................................      11.26%
Since Inception of the Fund.................................      14.41%


     For purchase payment allocated to the Davis Venture Value Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -12.91%
5 Years.....................................................       9.51%
Since Inception of the Fund.................................      13.91%


------------

* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

-------------------


     For purchase payment allocated to the Harris Oakmark Focused Value Series



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      25.20%
5 Years.....................................................       9.08%
Since Inception of the Fund.................................      11.19%


     For purchase payment allocated to the Loomis Sayles Small Cap Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -10.64%
5 Years.....................................................       6.95%
Since Inception of the Fund.................................      10.54%


     For purchase payment allocated to the MFS Investors Trust Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.52%
Since Inception of the Fund.................................      -7.25%


     For purchase payment allocated to the MFS Research Managers Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -22.54%
Since Inception of the Fund.................................      -5.34%



     For purchase payment allocated to the FI Structured Equity Series*



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -15.65%
5 Years.....................................................       5.99%
Since Inception of the Fund.................................       9.81%


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       4.38%
Since Inception of the Fund.................................       3.35%


     For purchase payment allocated to the Janus Mid Cap Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -39.15%
Since Inception of the Fund.................................       8.89%


     For purchase payment allocated to the MetLife Stock Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -15.22%
5 Years.....................................................       7.59%
10 Years....................................................       9.96%
Since Inception of the Fund.................................      10.75%


------------

* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

-------------------

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -7.58%
Since Inception of the Fund.................................      13.15%


     For purchase payment allocated to the Putnam Large Cap Growth Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -32.20%
Since Inception of the Fund.................................     -34.96%


     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -24.03%
Since Inception of the Fund.................................      -5.51%


     For purchase payment allocated to the Putnam International Stock Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -22.21%
5 Years.....................................................      -2.16%
10 Years....................................................       1.06%
Since Inception of the Fund.................................       0.75%


     For purchase payment allocated to the Russell 2000 Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.02%
Since Inception of the Fund.................................       4.95%


     For purchase payment allocated to the State Street Research Investment Trust Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.72%
5 Years.....................................................       6.38%
10 Years....................................................       9.39%
Since Inception of the Fund.................................      10.01%


     For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       1.74%
5 Years.....................................................       3.72%
Since Inception of the Fund.................................       5.16%


---------------


* The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

-------------------

     For purchase payment allocated to the American Funds Growth Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.93%
5 Years.....................................................      16.18%
10 Years....................................................      13.86%
Since Inception of the Fund.................................      13.71%


     For purchase payment allocated to the American Funds Growth-Income Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       0.33%
5 Years.....................................................      10.35%
10 Years....................................................      10.95%
Since Inception of the Fund.................................      11.85%


     For purchase payment allocated to the American Funds Global Small Capitalization Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.74%
Since Inception of the Fund.................................       7.77%



     For purchase payment allocated to the Janus Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -22.83%



     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -12.36%



     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -3.36%
Since Inception of the Fund.................................       1.42%



     For purchase payment allocated to the State Street Research Aurora
Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      13.69%
Since Inception of the Fund.................................      24.51%



     For purchase payment allocated to the PIMCO Total Return Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................       6.70%



     For purchase payment allocated to the PIMCO Innovation Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -39.35%

-------------------


     For purchase payment allocated to the MFS Research International Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -15.62%



     For purchase payment allocated to the MFS Mid Cap Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -18.02%



     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      16.01%
Since Inception of the Fund.................................       3.95%

L CLASS
-------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Series*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -5.17%
5 Years.....................................................       2.99%
10 Years....................................................       2.57%
Since Inception of the Fund.................................       4.01%


     For purchase payment allocated to the State Street Research Bond Income Series*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.30%
5 Years.....................................................       5.03%
10 Years....................................................       5.57%
Since Inception of the Fund.................................       7.28%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.09%
5 Years.....................................................       3.62%
Since Inception of the Fund.................................       6.20%


     For purchase payment allocated to the Salomon Brothers U.S. Government
Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.18%
5 Years.....................................................       4.58%
Since Inception of the Fund.................................       5.13%



     For purchase payment allocated to the Balanced Series



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -12.84%
5 Years.....................................................       0.44%
Since Inception of the Fund.................................       5.08%


     For purchase payment allocated to the Alger Equity Growth Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.73%
5 Years.....................................................      11.37%
Since Inception of the Fund.................................      14.53%


     For purchase payment allocated to the Davis Venture Value Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -18.93%
5 Years.....................................................       9.62%
Since Inception of the Fund.................................      14.02%


------------

* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

-------------------


     For purchase payment allocated to the Harris Oakmark Focused Value Series



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      18.32%
5 Years.....................................................       9.19%
Since Inception of the Fund.................................      11.30%


     For purchase payment allocated to the Loomis Sayles Small Cap Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -16.82%
5 Years.....................................................       7.06%
Since Inception of the Fund.................................      10.65%


     For purchase payment allocated to the MFS Investors Trust Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.22%
Since Inception of the Fund.................................      -8.71%


     For purchase payment allocated to the MFS Research Managers Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.89%
Since Inception of the Fund.................................      -6.84%



     For purchase payment allocated to the FI Structured Equity Series*



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.48%
5 Years.....................................................       6.09%
Since Inception of the Fund.................................       9.92%


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.52%
Since Inception of the Fund.................................       3.46%


     For purchase payment allocated to the Janus Mid Cap Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -43.36%
Since Inception of the Fund.................................       9.00%


     For purchase payment allocated to the MetLife Stock Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.08%
5 Years.....................................................       7.70%
10 Years....................................................      10.07%
Since Inception of the Fund.................................      10.87%


------------

* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

-------------------

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -11.18%
Since Inception of the Fund.................................      13.26%


     For purchase payment allocated to the Putnam Large Cap Growth Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -36.88%
Since Inception of the Fund.................................     -36.78%


     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -29.28%
Since Inception of the Fund.................................      -5.41%


     For purchase payment allocated to the Putnam International Stock Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -27.59%
5 Years.....................................................      -2.06%
10 Years....................................................       1.20%
Since Inception of the Fund.................................       0.85%


     For purchase payment allocated to the Russell 2000 Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -8.79%
Since Inception of the Fund.................................       5.06%


     For purchase payment allocated to the State Street Research Investment Trust Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -24.34%
5 Years.....................................................       6.49%
10 Years....................................................       9.50%
Since Inception of the Fund.................................      10.12%


     For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -5.16%
5 Years.....................................................       3.72%
Since Inception of the Fund.................................       5.26%


------------

* The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

-------------------

     For purchase payment allocated to the American Funds Growth Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -25.47%
5 Years.....................................................      16.30%
10 Years....................................................      13.98%
Since Inception of the Fund.................................      13.83%


     For purchase payment allocated to the American Funds Growth-Income Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -6.57%
5 Years.....................................................      10.46%
10 Years....................................................      11.06%
Since Inception of the Fund.................................      11.96%


     For purchase payment allocated to the American Funds Global Small Capitalization Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.64%
Since Inception of the Fund.................................       7.87%



     For purchase payment allocated to the Janus Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -28.18%



     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -18.44%



     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -10.04%
Since Inception of the Fund.................................      -2.10%



     For purchase payment allocated to the State Street Research Aurora
Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       6.81%
Since Inception of the Fund.................................      21.36%



     For purchase payment allocated to the PIMCO Total Return Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................      -0.18%



     For purchase payment allocated to the PIMCO Innovation Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -43.55%

-------------------


     For purchase payment allocated to the MFS Research International Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -21.46%



     For purchase payment allocated to the MFS Mid Cap Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -23.69%



     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       9.12%
Since Inception of the Fund.................................       4.04%

P CLASS
-------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Series*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -5.81%
5 Years.....................................................       2.39%
10 Years....................................................       2.93%
Since Inception of the Fund.................................       4.37%


     For purchase payment allocated to the State Street Research Bond Income Series*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -0.92%
5 Years.....................................................       4.51%
10 Years....................................................       5.94%
Since Inception of the Fund.................................       7.65%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.72%
5 Years.....................................................       3.04%
Since Inception of the Fund.................................       6.32%


     For purchase payment allocated to the Salomon Brothers U.S. Government
Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -2.81%
5 Years.....................................................       4.04%
Since Inception of the Fund.................................       5.23%



     For purchase payment allocated to the Balanced Series



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -13.47%
5 Years.....................................................      -0.28%
Since Inception of the Fund.................................       5.17%


     For purchase payment allocated to the Alger Equity Growth Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -20.32%
5 Years.....................................................      11.07%
Since Inception of the Fund.................................      14.77%


     For purchase payment allocated to the Davis Venture Value Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -19.52%
5 Years.....................................................       9.27%
Since Inception of the Fund.................................      14.26%


------------

* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

-------------------


     For purchase payment allocated to the Harris Oakmark Focused Value Series



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      17.77%
5 Years.....................................................       8.82%
Since Inception of the Fund.................................      11.60%


     For purchase payment allocated to the Loomis Sayles Small Cap Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -17.42%
5 Years.....................................................       6.62%
Since Inception of the Fund.................................      10.86%


     For purchase payment allocated to the MFS Investors Trust Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -23.78%
Since Inception of the Fund.................................      -9.34%


     For purchase payment allocated to the MFS Research Managers Series


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -28.41%
Since Inception of the Fund.................................      -7.49%



     For purchase payment allocated to the FI Structured Equity Series*



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -22.05%
5 Years.....................................................       5.62%
Since Inception of the Fund.................................      10.21%


     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -3.15%
Since Inception of the Fund.................................       1.94%


     For purchase payment allocated to the Janus Mid Cap Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -43.77%
Since Inception of the Fund.................................       8.58%


     For purchase payment allocated to the MetLife Stock Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.65%
5 Years.....................................................       7.28%
10 Years....................................................      10.45%
Since Inception of the Fund.................................      11.25%


------------

* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

-------------------

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -11.83%
Since Inception of the Fund.................................      12.12%


     For purchase payment allocated to the Putnam Large Cap Growth Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -37.34%
Since Inception of the Fund.................................     -37.19%


     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -29.80%
Since Inception of the Fund.................................      -6.98%


     For purchase payment allocated to the Putnam International Stock Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -28.11%
5 Years.....................................................      -2.79%
10 Years....................................................       1.52%
Since Inception of the Fund.................................       1.20%


     For purchase payment allocated to the Russell 2000 Index Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -9.45%
Since Inception of the Fund.................................       3.60%


     For purchase payment allocated to the State Street Research Investment Trust Portfolio


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -24.89%
5 Years.....................................................       6.03%
10 Years....................................................       9.89%
Since Inception of the Fund.................................      10.50%


     For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio*


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -5.80%
5 Years.....................................................       3.15%
Since Inception of the Fund.................................       5.01%


---------------

* The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

-------------------

     For purchase payment allocated to the American Funds Growth Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -26.01%
5 Years.....................................................      16.13%
10 Years....................................................      14.38%
Since Inception of the Fund.................................      14.23%


     For purchase payment allocated to the American Funds Growth-Income Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................      -7.21%
5 Years.....................................................      10.13%
10 Years....................................................      11.45%
Since Inception of the Fund.................................      12.35%


     For purchase payment allocated to the American Funds Global Small Capitalization Fund


              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -21.22%
Since Inception of the Fund.................................       6.84%



     For purchase payment allocated to the Janus Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -28.79%



     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -19.13%



     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................     -10.69%
Since Inception of the Fund.................................      -2.96%



     For purchase payment allocated to the State Street Research Aurora
Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       6.21%
Since Inception of the Fund.................................      20.71%



     For purchase payment allocated to the PIMCO Total Return Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................      -0.87%



     For purchase payment allocated to the PIMCO Innovation Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -43.98%

-------------------


     For purchase payment allocated to the MFS Research International Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -22.06%



     For purchase payment allocated to the MFS Mid Cap Growth Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................     -24.28%



     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio



              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
1 Year......................................................       8.53%
Since Inception of the Fund.................................       2.55%

     The following chart illustrates what would have been the growth and value of a $10,000 purchase payment for each Class if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds became available: (i) for the following Series of the Zenith Fund:
September 1, 1983 for State Street Research Money Market Series and State Street Research Bond Income Series; November 1, 1994 for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series; May 1, 1993 for Harris Oakmark Focused Value Series; May 2, 1994 for Loomis Sayles Small Cap Series; May 1, 1999 for MFS Investors Trust Series and MFS Research Managers; and May 1, 1993 for FI Structured Equity Series; (ii) for the following Portfolios of the Metropolitan Fund: December 1, 1998 for Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios; March 3, 1997 for Janus Mid Cap Portfolio; May 1, 1990 for MetLife Stock Index Portfolio; December 1, 1998 for Neuberger Berman Partners Mid Cap Value Portfolio; May 1, 2000 for Putnam Large Cap Growth Portfolio; December 1, 1998 for Morgan Stanley EAFE Index Portfolio; May 1, 1991 for Putnam International Stock Portfolio; December 1, 1998 for Russell 2000 Index Portfolio; July 1, 1983 for State Street Research Investment Trust Portfolio (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available); August 1, 2000 for the MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios; and May 1, 2001 for the Janus Growth and Franklin Templeton Small Cap Growth Portfolios;
(iii) for the following Portfolio of Met Investors Series: May 1, 1996 for Lord Abbett Bond Debenture Portfolio; and March 1, 2001 for the PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios; and (iv) for the American Funds: March 1, 1984 for American Funds Growth Fund and American Funds Growth-Income Fund; and May 1, 1998 for American Funds Global Small Capitalization Fund. The figures shown do not reflect the deduction of any premium tax charge on withdrawal. For each Class during the period when the Withdrawal Charge applies, the percentage return on Withdrawal Value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on Withdrawal Value reflects not only investment experience but also the annual reduction in the applicable Withdrawal Charge. In the first two charts, the Contract Value and Withdrawal Value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted on withdrawal.



     In the third and fourth charts, the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year is divided by the beginning Contract Value or Withdrawal Value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or Withdrawal Value and dividing it by $10,000. The annual effective rate of return for each Class in this illustration is calculated in the same manner as the average annual total return described in the preceding illustration, assuming that no premium tax charge is deducted on withdrawal.



     We may also provide similar illustrations based on other purchase payment methods, such as period investment plans, in our sales literature.

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                      INVESTMENT RESULTS -- STANDARD CLASS

                                                         CONTRACT VALUE(1)
                         ----------------------------------------------------------------------------------
                                                          SALOMON
                         STATE STREET   STATE STREET     BROTHERS       SALOMON
                           RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER
                            MONEY           BOND           BOND           U.S.                     EQUITY
                          MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH
                         ------------   ------------   -------------   ----------   ----------   ----------
As of December 31:
  1983.................   $10,245.13     $10,325.28
  1984.................    11,115.91      11,391.80
  1985.................    11,795.04      13,263.14
  1986.................    12,348.61      14,935.51
  1987.................    12,895.94      14,978.69
  1988.................    13,594.41      15,919.97
  1989.................    14,564.96      17,537.51
  1990.................    15,453.05      18,592.51
  1991.................    16,098.14      21,520.44
  1992.................    16,388.89      22,844.72
  1993.................    16,553.11      25,248.68
  1994.................    16,882.34      23,949.87     $ 9,834.48     $10,033.64   $ 9,963.87   $ 9,690.61
  1995.................    17,505.43      28,492.63      11,519.29      11,322.91    12,201.35    14,146.20
  1996.................    18,051.41      29,252.34      12,926.09      11,475.36    14,000.54    15,718.00
  1997.................    18,654.90      31,843.94      14,092.55      12,212.86    15,969.24    19,390.51
  1998.................    19,266.01      34,091.18      14,112.99      12,894.53    17,106.39    28,143.81
  1999.................    19,841.58      33,312.66      14,050.11      12,683.58    15,941.70    37,096.23
  2000.................    20,681.32      35,370.87      14,783.66      13,746.39    15,352.20    31,471.86
  2001.................    21,100.08      37,836.14      15,531.87      14,426.85    14,406.68    27,222.28

                            CONTRACT VALUE(1)
                         -----------------------

                                        HARRIS
                           DAVIS       OAKMARK
                          VENTURE      FOCUSED
                           VALUE        VALUE
                         ----------   ----------
As of December 31:
  1983.................
  1984.................
  1985.................
  1986.................
  1987.................
  1988.................
  1989.................
  1990.................
  1991.................
  1992.................
  1993.................               $11,347.29
  1994.................  $ 9,624.63    11,101.31
  1995.................   13,158.62    14,198.83
  1996.................   16,246.99    16,391.64
  1997.................   21,309.58    18,882.64
  1998.................   23,943.65    17,535.09
  1999.................   27,651.62    17,279.79
  2000.................   29,746.26    20,437.61
  2001.................   25,984.95    25,664.68


                                                                  CONTRACT VALUE(1)
                       --------------------------------------------------------------------------------------------------------
                                                                                                          LEHMAN
                                                                                                         BROTHERS      HARRIS
                         LOOMIS        MFS          MFS           FI          PUTNAM                    AGGREGATE     OAKMARK
                         SAYLES     INVESTORS     RESEARCH    STRUCTURED   INTERNATIONAL     JANUS         BOND      LARGE CAP
                       SMALL CAP      TRUST       MANAGERS    EQUITY(3)        STOCK        MID CAP       INDEX        VALUE
                       ----------   ----------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
  1983...............
  1984...............
  1985...............
  1986...............
  1987...............
  1988...............
  1989...............
  1990...............
  1991...............                                                       $ 9,735.67
  1992...............                                                         8,571.71
  1993...............                                         $11,298.09     12,346.42
  1994...............  $ 9,571.68                              10,949.41     12,814.55
  1995...............   12,095.50                              14,662.03     12,680.80
  1996...............   15,512.31                              16,996.51     12,219.50
  1997...............   19,013.41                              22,277.43     11,706.18     $12,639.04
  1998...............   18,359.24                              27,239.41     14,081.64      16,999.49   $10,002.08   $ 9,803.65
  1999...............   23,752.04   $10,172.13   $11,850.15    29,269.45     16,105.45      37,177.98     9,664.11     8,947.05
  2000...............   24,561.53     9,957.35    11,202.97    27,280.54     14,206.78      25,104.08    10,552.73     9,865.01
  2001...............   22,014.63     8,221.84     8,690.55    23,085.59     11,073.60      15,319.32    11,032.69    11,462.02

                         CONTRACT VALUE(1)
                       ----------------------

                                     PUTNAM
                        METLIFE       LARGE
                         STOCK         CAP
                         INDEX       GROWTH
                       ----------   ---------
As of December 31:
  1983...............
  1984...............
  1985...............
  1986...............
  1987...............
  1988...............
  1989...............
  1990...............  $10,071.88
  1991...............   12,813.12
  1992...............   13,491.39
  1993...............   14,496.44
  1994...............   14,380.65
  1995...............   19,309.09
  1996...............   23,236.68
  1997...............   30,134.64
  1998...............   37,936.19
  1999...............   45,002.24
  2000...............   40,062.94   $7,217.72
  2001...............   34,087.21    4,890.67

                                                                     CONTRACT VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                                NEUBERGER
                         MORGAN                  STATE STREET     BERMAN                                  AMERICAN       AMERICAN
                        STANLEY      RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN      FUNDS       FUNDS GLOBAL
                          EAFE         2000       INVESTMENT     MID CAP         BOND         FUNDS       GROWTH-         SMALL
                         INDEX        INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH       INCOME     CAPITALIZATION
                       ----------   ----------   ------------   ----------   ------------   ----------   ----------   --------------
As of December 31:
  1983...............                             $ 9,644.10
  1984...............                               9,496.66                                $ 9,990.77   $10,685.65
  1985...............                              12,546.30                                 11,725.56    14,339.48
  1986...............                              13,565.82                                 14,949.49    17,133.03
  1987...............                              14,262.41                                 15,807.47    16,860.69
  1988...............                              15,468.99                                 17,719.42    18,860.49
  1989...............                              20,058.58                                 22,738.66    23,135.23
  1990...............                              18,622.29                                 21,269.84    22,048.66
  1991...............                              24,312.05                                 27,744.39    26,766.33
  1992...............                              26,617.74                                 30,087.58    28,272.42
  1993...............                              29,891.98                                 34,261.15    31,074.50
  1994...............                              28,393.54                                 33,716.81    31,052.37
  1995...............                              37,109.49                                 43,998.38    40,435.42
  1996...............                              44,510.44                  $11,167.22     48,845.56    47,010.44
  1997...............                              56,124.87                   12,657.02     62,262.88    57,956.74
  1998...............  $10,541.80   $10,573.93     70,661.30    $10,527.84     13,184.79     82,708.63    67,222.05     $10,127.58
  1999...............   12,909.41    12,722.70     82,225.36     12,137.73     13,370.64    127,781.17    73,420.49      18,996.35
  2000...............   10,816.23    11,994.89     75,777.45     15,260.73     13,215.35    131,159.14    77,855.03      15,559.32
  2001...............    8,222.47    11,771.80     61,830.51     14,593.08     13,473.87    105,447.16    78,422.56      13,295.32



                                                                      CONTRACT VALUE(1)
                            -----------------------------------------------------------------------------------------------------
                             METLIFE       STATE                  FRANKLIN
                             MID CAP       STREET                 TEMPLETON     PIMCO                      MFS           MFS
                              STOCK       RESEARCH      JANUS     SMALL CAP     TOTAL        PIMCO       MID CAP      RESEARCH
                              INDEX        AURORA      GROWTH      GROWTH       RETURN     INNOVATION    GROWTH     INTERNATIONAL
                            ----------   ----------   ---------   ---------   ----------   ----------   ---------   -------------
As of December 31:
  1983....................
  1984....................
  1985....................
  1986....................
  1987....................
  1988....................
  1989....................
  1990....................
  1991....................
  1992....................
  1993....................
  1994....................
  1995....................
  1996....................
  1997....................
  1998....................
  1999....................
  2000....................  $10,449.11   $12,093.26
  2001....................   10,112.53    13,779.38   $7,746.90   $8,797.08   $10,622.09   $7,250.76    $8,939.90     $8,977.59

                                                                    WITHDRAWAL VALUE(1)
                        ------------------------------------------------------------------------------------------------------------
                                                         SALOMON
                        STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                           MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                        ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983................   $ 9,497.97     $ 9,572.51
  1984................    10,545.91      10,821.80
  1985................    11,225.04      12,693.14
  1986................    11,868.61      14,455.51
  1987................    12,505.94      14,588.69
  1988................    13,294.41      15,619.97
  1989................    14,354.96      17,327.51
  1990................    15,423.05      18,562.51
  1991................    16,068.14      21,490.44
  1992................    16,358.89      22,814.72
  1993................    16,523.11      25,218.68                                                                        $10,522.98
  1994................    16,852.34      23,919.87     $ 9,116.06     $9,301.29    $ 9,236.39   $ 8,982.27   $ 8,920.90    10,531.31
  1995................    17,475.43      28,462.63      10,949.29     10,752.91     11,631.35    13,576.20    12,588.62    13,628.83
  1996................    18,021.41      29,222.34      12,356.09     10,905.36     13,430.54    15,148.00    15,676.99    15,911.64
  1997................    18,624.90      31,813.94      13,612.55     11,732.86     15,489.24    18,910.51    20,829.58    18,492.64
  1998................    19,236.01      34,061.18      13,722.99     12,504.53     16,716.39    27,753.81    23,553.65    17,235.09
  1999................    19,811.58      33,282.66      13,750.11     12,383.58     15,641.70    36,796.23    27,351.62    17,069.79
  2000................    20,651.32      35,340.87      14,573.66     13,536.39     15,142.20    31,261.86    29,536.26    20,407.61
  2001................    21,070.08      37,806.14      15,501.87     14,396.85     14,376.68    27,192.28    25,954.95    25,634.68


                                                                 WITHDRAWAL VALUE(1)
                       -------------------------------------------------------------------------------------------------------
                                                                                                         LEHMAN
                         LOOMIS                                                                         BROTHERS      HARRIS
                         SAYLES        MFS         MFS           FI          PUTNAM         JANUS      AGGREGATE     OAKMARK
                         SMALL      INVESTORS    RESEARCH    STRUCTURED   INTERNATIONAL      MID          BOND      LARGE CAP
                          CAP         TRUST      MANAGERS    EQUITY(3)        STOCK          CAP         INDEX        VALUE
                       ----------   ---------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
  1983...............
  1984...............
  1985...............
  1986...............
  1987...............
  1988...............
  1989...............
  1990...............
  1991...............                                                      $ 9,024.17
  1992...............                                                        8,001.71
  1993...............                                        $10,477.23     11,776.42
  1994...............  $ 8,871.66                             10,379.41     12,334.55
  1995...............   11,525.50                             14,092.03     12,290.80
  1996...............   14,942.31                             16,516.51     11,919.50
  1997...............   18,533.41                             21,887.43     11,496.18     $11,809.04
  1998...............   17,969.24                             26,939.41     14,051.64      16,429.49   $ 9,271.94   $ 9,087.40
  1999...............   23,452.04   $9,430.08   $11,020.15    29,059.45     16,075.45      36,607.98     9,094.11     8,377.05
  2000...............   24,351.53    9,387.35    10,632.97    27,250.54     14,176.78      24,624.08     9,982.73     9,295.01
  2001...............   21,984.63    7,651.84     8,210.55    23,055.59     11,043.60      14,929.32    10,522.69    10,982.01

                        WITHDRAWAL VALUE(1)
                       ----------------------

                                     PUTNAM
                        METLIFE       LARGE
                         STOCK         CAP
                         INDEX       GROWTH
                       ----------   ---------
As of December 31:
  1983...............
  1984...............
  1985...............
  1986...............
  1987...............
  1988...............
  1989...............
  1990...............  $ 9,336.85
  1991...............   12,243.12
  1992...............   12,921.39
  1993...............   14,016.44
  1994...............   13,990.65
  1995...............   19,009.09
  1996...............   23,026.68
  1997...............   30,104.64
  1998...............   37,906.19
  1999...............   44,972.24
  2000...............   40,032.94   $6,682.48
  2001...............   34,057.21    4,320.67

                                                     WITHDRAWAL VALUE(1)
                       --------------------------------------------------------------------------------
                                                                NEUBERGER
                         MORGAN                  STATE STREET     BERMAN
                        STANLEY      RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN
                          EAFE         2000       INVESTMENT     MID CAP         BOND          FUNDS
                         INDEX        INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH
                       ----------   ----------   ------------   ----------   ------------   -----------
As of December 31:
  1983...............                             $ 8,939.01
  1984...............                               8,926.66                                $  9,261.42
  1985...............                              11,976.30                                  11,155.56
  1986...............                              13,085.82                                  14,379.49
  1987...............                              13,872.41                                  15,327.47
  1988...............                              15,168.99                                  17,329.42
  1989...............                              19,848.58                                  22,438.66
  1990...............                              18,592.29                                  21,059.84
  1991...............                              24,282.05                                  27,714.39
  1992...............                              26,587.74                                  30,057.58
  1993...............                              29,861.98                                  34,231.15
  1994...............                              28,363.54                                  33,686.81
  1995...............                              37,079.49                                  43,968.38
  1996...............                              44,480.44                  $10,355.51      48,815.56
  1997...............                              56,094.87                   12,087.02      62,232.88
  1998...............  $ 9,773.87   $ 9,803.76     70,631.30    $ 9,760.89     12,614.79      82,678.63
  1999...............   12,339.41    12,152.70     82,195.36     11,567.73     12,890.64     127,751.17
  2000...............   10,246.23    11,424.89     75,747.45     14,690.73     12,825.35     131,129.14
  2001...............    7,742.47    11,291.80     61,800.51     14,113.08     13,173.87     105,417.16

                           WITHDRAWAL VALUE(1)
                       ---------------------------

                        AMERICAN       AMERICAN
                         FUNDS       FUNDS GLOBAL
                        GROWTH-         SMALL
                         INCOME     CAPITALIZATION
                       ----------   --------------
As of December 31:
  1983...............
  1984...............  $ 9,907.66
  1985...............   13,769.48
  1986...............   16,563.03
  1987...............   16,380.69
  1988...............   18,470.49
  1989...............   22,835.23
  1990...............   21,838.66
  1991...............   26,736.33
  1992...............   28,242.42
  1993...............   31,044.50
  1994...............   31,022.37
  1995...............   40,405.42
  1996...............   46,980.44
  1997...............   57,926.74
  1998...............   67,192.05     $ 9,388.65
  1999...............   73,390.49      18,426.35
  2000...............   77,825.03      14,989.32
  2001...............   78,392.56      12,815.32



                                                                      WITHDRAWAL VALUE(1)
                              ---------------------------------------------------------------------------------------------------
                                                                   FRANKLIN
                               METLIFE      STATE                  TEMPLETON
                               MID CAP      STREET                   SMALL       PIMCO                     MFS           MFS
                                STOCK      RESEARCH      JANUS        CAP        TOTAL       PIMCO       MID CAP      RESEARCH
                                INDEX       AURORA      GROWTH      GROWTH      RETURN     INNOVATION    GROWTH     INTERNATIONAL
                              ---------   ----------   ---------   ---------   ---------   ----------   ---------   -------------
As of December 31:
  1983......................
  1984......................
  1985......................
  1986......................
  1987......................
  1988......................
  1989......................
  1990......................
  1991......................
  1992......................
  1993......................
  1994......................
  1995......................
  1996......................
  1997......................
  1998......................
  1999......................
  2000......................  $9,687.67   $11,263.26
  2001......................   9,542.53    13,209.38   $7,174.62   $8,151.28   $9,848.54   $6,713.21    $8,284.11     $8,319.16

                                                            ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................       2.45%          3.25%
  1984................................       8.50          10.33
  1985................................       6.11          16.43
  1986................................       4.69          12.61
  1987................................       4.43           0.29
  1988................................       5.42           6.28
  1989................................       7.14          10.16
  1990................................       6.10           6.02
  1991................................       4.17          15.75
  1992................................       1.81           6.15
  1993................................       1.00          10.52
  1994................................       1.99          -5.14          -1.66%         0.34%      -0.36%     -3.09%   -3.75%
  1995................................       3.69          18.97          17.13         12.85       22.46      45.98    36.72
  1996................................       3.12           2.67          12.21          1.35       14.75      11.11    23.47
  1997................................       3.34           8.86           9.02          6.43       14.06      23.36    31.16
  1998................................       3.28           7.06           0.15          5.58        7.12      45.14    12.36
  1999................................       2.99          -2.28          -0.45         -1.64       -6.81      31.81    15.49
  2000................................       4.23           6.18           5.22          8.38       -3.70     -15.16     7.58
  2001................................       2.02           6.97           5.06          4.95       -6.16     -13.50   -12.64
Cumulative Return.....................     111.00         278.36          55.32         44.27       44.07     172.22   159.85
Annual Effective Rate of Return.......       4.16           7.53           6.34          5.25        5.23      15.00    14.26



                                                               ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                               -----------------------------------------------------------------------------
                                               HARRIS    LOOMIS
                                               OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                               FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                                VALUE     CAP       TRUST     MANAGERS   EQUITY(3)        STOCK        CAP
                                               -------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983.......................................
  1984.......................................
  1985.......................................
  1986.......................................
  1987.......................................
  1988.......................................
  1989.......................................
  1990.......................................
  1991.......................................                                                             -2.64%
  1992.......................................                                                            -11.96
  1993.......................................   13.47%                                      12.98%        44.04
  1994.......................................   -2.17     -4.28%                            -3.09          3.79
  1995.......................................   27.90     26.37                             33.91         -1.04
  1996.......................................   15.44     28.25                             15.92         -3.64
  1997.......................................   15.20     22.57                             31.07         -4.20        26.39%
  1998.......................................   -7.14     -3.44                             22.27         20.29        34.50
  1999.......................................   -1.46     29.37      1.72%      18.50%       7.45         14.37       118.70
  2000.......................................   18.27      3.41     -2.11       -5.46       -6.80        -11.79       -32.48
  2001.......................................   25.58    -10.37    -17.43      -22.43      -15.38        -22.05       -38.98
Cumulative Return............................  156.65    120.15    -17.78      -13.09      130.86         10.74        53.19
Annual Effective Rate of Return..............   11.49     10.84     -7.07       -5.12       10.13          0.96         9.23

                                                        ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                           -------------------------------------------------------------------------------------------------------
                                                                                                          NEUBERGER
                             LEHMAN      HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                            BROTHERS     OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS    LORD ABBETT
                           AGGREGATE    LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP        BOND
                           BOND INDEX     VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE     DEBENTURE(4)
                           ----------   ---------   -------   -------   -------   ------------   ------   ---------   ------------
As of December 31:
  1983...................                                                             -3.56%
  1984...................                                                             -1.53
  1985...................                                                             32.11
  1986...................                                                              8.13
  1987...................                                                              5.13
  1988...................                                                              8.46
  1989...................                                                             29.67
  1990...................                             0.72%                           -7.16
  1991...................                            27.22                            30.55
  1992...................                             5.29                             9.48
  1993...................                             7.45                            12.30
  1994...................                            -0.80                            -5.01
  1995...................                            34.27                            30.70
  1996...................                            20.34                            19.94                              11.67%
  1997...................                            29.69                            26.09                              13.34
  1998...................     0.02%       -1.96%     25.89      5.42%     5.74%       25.90                  5.28%        4.17
  1999...................    -3.38        -8.74      18.63     22.46     20.32        16.37                 15.29         1.41
  2000...................     9.20        10.26     -10.98    -16.21     -5.72        -7.84      -27.82%    25.73        -1.16
  2001...................     4.55        16.19     -14.92    -23.98     -1.86       -18.41      -32.24     -4.37         1.96
Cumulative Return........    10.33        14.62     240.87    -17.78     17.72       518.31      -51.09     45.93        34.74
Annual Effective Rate of
  Return.................     3.24         4.53      11.08     -6.15      5.43        10.35      -34.86     13.05         5.40



                                                            ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                            ------------------------------------------------------------------------------
                                                       AMERICAN      AMERICAN      METLIFE    STATE              FRANKLIN
                                            AMERICAN    FUNDS      FUNDS GLOBAL    MID CAP    STREET             TEMPLETON
                                             FUNDS     GROWTH-        SMALL         STOCK    RESEARCH   JANUS    SMALL CAP
                                             GROWTH     INCOME    CAPITALIZATION    INDEX     AURORA    GROWTH    GROWTH
                                            --------   --------   --------------   -------   --------   ------   ---------
As of December 31:
  1983....................................
  1984....................................    -0.09%      6.86%
  1985....................................    17.36      34.19
  1986....................................    27.49      19.48
  1987....................................     5.74      -1.59
  1988....................................    12.10      11.86
  1989....................................    28.33      22.67
  1990....................................    -6.46      -4.70
  1991....................................    30.44      21.40
  1992....................................     8.45       5.63
  1993....................................    13.87       9.91
  1994....................................    -1.59      -0.07
  1995....................................    30.49      30.22
  1996....................................    11.02      16.26
  1997....................................    27.47      23.28
  1998....................................    32.84      15.99          1.28%
  1999....................................    54.50       9.22         87.57
  2000....................................     2.64       6.04        -18.09         4.49%     20.93%
  2001....................................   -19.60       0.73        -14.55        -3.22      13.94    -22.53%   -12.03%
Cumulative Return.........................   954.47     684.23         32.95         1.13      37.79    -22.53    -12.03
Annual Effective Rate of Return...........    14.12      12.24          8.07         0.79      25.40    -31.74    -17.45

                                                         ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                ------------------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983........................                                                       5.11%      1.79%        4.51%        1.07%
  1984........................                                                       1.35       6.27        14.37         3.95
  1985........................                                                      33.62      31.73        18.06         3.77
  1986........................                                                      27.25      18.66        13.13         1.13
  1987........................                                                       5.55       5.25         3.66         4.41
  1988........................                                                      16.21      16.61         6.67         4.42
  1989........................                                                      32.24      31.69        12.77         4.65
  1990........................                                                      -0.54      -3.10         9.16         6.11
  1991........................                                                      24.25      30.47        14.62         3.06
  1992........................                                                       7.40       7.62         7.17         2.90
  1993........................                                                      16.97      10.08         8.79         2.75
  1994........................                                                       5.02       1.32        -1.93         2.67
  1995........................                                                      36.94      37.58        15.33         2.54
  1996........................                                                      28.91      22.96         4.05         3.32
  1997........................                                                      24.91      33.36         7.87         1.83
  1998........................                                                      18.14      28.52         8.44         1.61
  1999........................                                                      27.21      21.04        -2.15         2.68
  2000........................                                                      -4.51      -9.11        10.12         3.39
  2001........................   6.22%     -27.49%    -10.60%      -10.22%          -5.41     -11.88         8.96         1.72
Cumulative Return.............   6.22      -27.49     -10.60       -10.22        1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return......................   7.49      -31.94     -12.55       -12.11           15.63      14.32         8.95         3.18



                                                           ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................      -5.02%         -4.27%
  1984................................      11.03          13.05
  1985................................       6.44          17.29
  1986................................       5.73          13.88
  1987................................       5.37           0.92
  1988................................       6.30           7.07
  1989................................       7.98          10.93
  1990................................       7.44           7.13
  1991................................       4.18          15.77
  1992................................       1.81           6.16
  1993................................       1.00          10.54
  1994................................       1.99          -5.15          -8.84%        -6.99%      -7.64%    -10.18%  -10.79%
  1995................................       3.70          18.99          20.11         15.61       25.93      51.14    41.11
  1996................................       3.12           2.67          12.85          1.42       15.47      11.58    24.53
  1997................................       3.35           8.87          10.17          7.59       15.33      24.84    32.87
  1998................................       3.28           7.06           0.81          6.58        7.92      46.76    13.08
  1999................................       2.99          -2.29           0.20         -0.97       -6.43      32.58    16.12
  2000................................       4.24           6.18           5.99          9.31       -3.19     -15.04     7.99
  2001................................       2.03           6.98           5.07          6.36       -5.06     -13.02   -12.13
Cumulative Return.....................     110.70         278.06          55.02         43.97       43.77     171.92   159.55
Annual Effective Rate of Return.......       4.15           7.52           6.31          5.22        5.20      14.98    14.24

                                                             ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                              ------------------------------------------------------------------------------
                                               HARRIS    LOOMIS
                                              OAKMARK    SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                              FOCUSED    SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                               VALUE      CAP       TRUST     MANAGERS   EQUITY(3)        STOCK        CAP
                                              --------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983......................................
  1984......................................
  1985......................................
  1986......................................
  1987......................................
  1988......................................
  1989......................................
  1990......................................
  1991......................................                                                              -9.76%
  1992......................................                                                             -11.33
  1993......................................     5.23%                                       4.77%        47.17
  1994......................................     0.08    -11.28%                            -0.93          4.74
  1995......................................    29.41     29.91                             35.77         -0.35
  1996......................................    16.75     29.65                             17.20         -3.02
  1997......................................    16.22     24.03                             32.52         -3.55        18.09%
  1998......................................    -6.80     -3.04                             23.08         22.23        39.13
  1999......................................    -0.96     30.51     -5.70%      10.20%       7.87         14.40       122.82
  2000......................................    19.55      3.84     -0.45       -3.51       -6.22        -11.81       -32.74
  2001......................................    25.61     -9.72    -18.49      -23.63      -15.39        -22.10       -39.37
Cumulative Return...........................   156.35    119.85    -23.48      -18.79      130.56         10.44        49.29
Annual Effective Rate of Return.............    11.47     10.82     -9.54       -7.51       10.12          0.93         8.65



                                                            ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                      -------------------------------------------------------------------------------------------
                                                                                                                        NEUBERGER
                                        LEHMAN      HARRIS               MORGAN              STATE STREET                BERMAN
                                       BROTHERS     OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH      PUTNAM     PARTNERS
                                      AGGREGATE    LARGE CAP    STOCK     EAFE      2000      INVESTMENT    LARGE CAP    MID CAP
                                      BOND INDEX     VALUE      INDEX     INDEX     INDEX       TRUST        GROWTH       VALUE
                                      ----------   ---------   -------   -------   -------   ------------   ---------   ---------
As of December 31:
  1983..............................                                                            -10.61%
  1984..............................                                                             -0.14
  1985..............................                                                             34.16
  1986..............................                                                              9.26
  1987..............................                                                              6.01
  1988..............................                                                              9.35
  1989..............................                                                             30.85
  1990..............................                            -6.63%                           -6.33
  1991..............................                            31.13                            30.60
  1992..............................                             5.54                             9.50
  1993..............................                             8.47                            12.31
  1994..............................                            -0.18                            -5.02
  1995..............................                            35.87                            30.73
  1996..............................                            21.14                            19.96
  1997..............................                            30.74                            26.11
  1998..............................    -7.28%       -9.13%     25.91     -2.26%    -1.96%       25.91                    -2.39%
  1999..............................    -1.92        -7.82      18.64     26.25     23.96        16.37                    18.51
  2000..............................     9.77        10.96     -10.98    -16.96     -5.99        -7.84       -33.18%      27.00
  2001..............................     5.71        18.15     -14.93    -24.44     -1.16       -18.41       -35.34        2.72
Cumulative Return...................     5.53         9.82     240.57    -22.58     12.92       518.01       -56.79       31.74
Annual Effective Rate of Return.....     1.76         3.09      11.07     -7.97      4.02        10.35       -39.53        4.98

                                                           ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                    ---------------------------------------------------------------------------------------------
                                                              AMERICAN      AMERICAN      METLIFE    STATE              FRANKLIN
                                    LORD ABBETT    AMERICAN    FUNDS      FUNDS GLOBAL    MID CAP    STREET             TEMPLETON
                                        BOND        FUNDS     GROWTH-        SMALL         STOCK    RESEARCH   JANUS    SMALL CAP
                                    DEBENTURE(4)    GROWTH     INCOME    CAPITALIZATION    INDEX     AURORA    GROWTH    GROWTH
                                    ------------   --------   --------   --------------   -------   --------   ------   ---------
As of December 31:
  1983............................
  1984............................                   -7.39%     -0.92%
  1985............................                   20.45      38.98
  1986............................                   28.90      20.29
  1987............................                    6.59      -1.10
  1988............................                   13.06      12.76
  1989............................                   29.48      23.63
  1990............................                   -6.14      -4.36
  1991............................                   31.60      22.43
  1992............................                    8.45       5.63
  1993............................                   13.89       9.92
  1994............................                   -1.59      -0.07
  1995............................                   30.52      30.25
  1996............................      3.56%        11.02      16.27
  1997............................     16.72         27.49      23.30
  1998............................      4.37         32.85      15.99         -6.11%
  1999............................      2.19         54.52       9.22         96.26
  2000............................     -0.51          2.64       6.04        -18.65        -3.12%    12.63%
  2001............................      2.72        -19.61       0.73        -14.50        -1.50     17.28     -28.25%   -18.49%
Cumulative Return.................     31.74        954.17     683.93         28.15        -4.57     32.09     -28.25    -18.49
Annual Effective Rate of Return...      4.98         14.12      12.24          7.00        -3.25     21.71     -39.15    -26.34



                                                         ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                 ------------------------------------------------------------------------------------------------
                                                                                                            LEHMAN
                                                                                                         INTERMEDIATE
                                 PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                 TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                 RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                 ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983.........................                                                       5.11%      1.79%        4.51%        1.07%
  1984.........................                                                       1.35       6.27        14.37         3.95
  1985.........................                                                      33.62      31.73        18.06         3.77
  1986.........................                                                      27.25      18.66        13.13         1.13
  1987.........................                                                       5.55       5.25         3.66         4.41
  1988.........................                                                      16.21      16.61         6.67         4.42
  1989.........................                                                      32.24      31.69        12.77         4.65
  1990.........................                                                      -0.54      -3.10         9.16         6.11
  1991.........................                                                      24.25      30.47        14.62         3.06
  1992.........................                                                       7.40       7.62         7.17         2.90
  1993.........................                                                      16.97      10.08         8.79         2.75
  1994.........................                                                       5.02       1.32        -1.93         2.67
  1995.........................                                                      36.94      37.58        15.33         2.54
  1996.........................                                                      28.91      22.96         4.05         3.32
  1997.........................                                                      24.91      33.36         7.87         1.83
  1998.........................                                                      18.14      28.52         8.44         1.61
  1999.........................                                                      27.21      21.04        -2.15         2.68
  2000.........................                                                      -4.51      -9.11        10.12         3.39
  2001.........................  -1.51%     -32.87%    -17.16%      -16.81%          -5.41     -11.88         8.96         1.72
Cumulative Return..............  -1.51      -32.87     -17.16       -16.81        1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return.......................  -1.81      -37.93     -20.17       -19.77           15.63      14.32         8.95         3.18

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT

                       INVESTMENT RESULTS -- B PLUS CLASS



                                                                     CONTRACT VALUE(1)
                        ------------------------------------------------------------------------------------------------------------
                                                         SALOMON
                        STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                           MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                        ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............    $10,642.69     $10,725.95
  1984...............     11,507.83      11,793.47
  1985...............     12,169.26      13,683.89
  1986...............     12,696.78      15,356.41
  1987...............     13,214.01      15,347.78
  1988...............     13,881.73      16,255.96
  1989...............     14,821.57      17,845.84
  1990...............     15,670.55      18,853.41
  1991...............     16,268.05      21,746.60
  1992...............     16,504.10      23,004.18
  1993...............     16,611.38      25,336.28                                                                        $11,773.51
  1994...............     16,882.77      23,949.22     $10,222.07     $10,429.09   $10,356.56   $10,072.54   $10,003.95    11,479.27
  1995...............     17,444.83      28,392.58      11,932.71     11,729.29     12,639.21    14,653.62    13,630.75    14,632.28
  1996...............     17,925.38      29,046.75      13,343.85     11,846.33     14,452.93    16,225.45    16,771.74    16,833.47
  1997...............     18,459.67      31,509.40      14,498.09     12,564.51     16,428.57    19,947.52    21,921.98    19,324.78
  1998...............     18,997.40      33,614.80      14,469.17     13,220.25     17,537.76    28,852.20    24,546.56    17,883.49
  1999...............     19,496.10      32,731.88      14,355.06     12,959.20     16,287.24    37,897.96    28,249.61    17,562.08
  2000...............     20,249.84      34,632.53      15,052.49     13,996.75     15,630.87    32,040.43    30,284.35    20,699.68
  2001...............     20,586.59      36,915.55      15,759.21     14,638.47     14,617.09    27,617.04    26,362.40    25,902.88


                                                                  CONTRACT VALUE(1)
                       --------------------------------------------------------------------------------------------------------
                                                                                                          LEHMAN
                         LOOMIS                                                                          BROTHERS      HARRIS
                         SAYLES        MFS          MFS           FI          PUTNAM                    AGGREGATE     OAKMARK
                         SMALL      INVESTORS     RESEARCH    STRUCTURED   INTERNATIONAL     JANUS         BOND      LARGE CAP
                          CAP         TRUST       MANAGERS    EQUITY(3)        STOCK        MID CAP       INDEX        VALUE
                       ----------   ----------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                       $10,101.41
 1992................                                                         8,863.57
 1993................                                         $11,722.47     12,723.35
 1994................  $ 9,931.47                              11,322.20     13,160.59
 1995................   12,507.75                              15,109.65     12,978.61
 1996................   15,985.67                              17,454.69     12,463.05
 1997................   19,526.29                              22,799.08     11,898.30     $13,106.49
 1998................   18,789.24                              27,780.65     14,263.26      17,568.06   $10,399.17   $10,192.86
 1999................   24,224.40   $10,554.19   $12,295.25    29,747.32     16,256.61      38,289.67    10,013.76    9,270.84
 2000................   24,963.18    10,296.42    11,584.24    27,629.81     14,290.34      25,764.81    10,897.44   10,187.47
 2001................   22,296.30     8,472.78     8,955.50    23,299.19     11,099.64      15,667.58    11,353.94   11,796.02

                          CONTRACT VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $10,450.30
 1991................   13,249.34
 1992................   13,902.88
 1993................   14,887.35
 1994................   14,717.78
 1995................   19,693.77
 1996................   23,616.81
 1997................   30,521.30
 1998................   38,289.22   $10,960.33
 1999................   45,262.72    13,376.27
 2000................   40,154.57    11,169.31
 2001................   34,044.97     8,461.86

                                                                     CONTRACT VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER
                                    STATE STREET     BERMAN                                   AMERICAN       AMERICAN       PUTNAM
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS       FUNDS GLOBAL      LARGE
                          2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-         SMALL           CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   -----------   ----------   --------------   ---------
As of December 31:
  1983...............                $10,012.37
  1984...............                  9,825.83                                $ 10,360.03   $11,080.62
  1985...............                 12,936.95                                  12,117.62    14,818.94
  1986...............                 13,940.18                                  15,396.50    17,645.12
  1987...............                 14,605.44                                  16,223.87    17,304.59
  1988...............                 15,786.40                                  18,123.48    19,290.24
  1989...............                 20,399.51                                  23,176.99    23,580.77
  1990...............                 18,872.67                                  21,604.24    22,394.90
  1991...............                 24,553.36                                  28,082.70    27,092.23
  1992...............                 26,788.05                                  30,348.14    28,516.79
  1993...............                 29,978.32                                  34,437.44    31,233.91
  1994...............                 28,376.35                                  33,772.35    31,103.06
  1995...............                 36,957.85                                  43,917.43    40,360.47
  1996...............                 44,172.29                  $11,586.78      48,583.89    46,758.03
  1997...............                 55,503.76                   13,087.91      61,712.93    57,444.13
  1998...............  $10,993.73     69,634.98    $10,945.81     13,587.01      81,691.63    66,394.54     $10,508.06
  1999...............   13,182.85     80,747.60     12,576.73     13,731.26     125,769.25    72,262.99      19,643.12
  2000...............   12,386.41     74,155.71     15,758.68     13,525.26     128,643.78    76,360.23      16,033.69     $7,488.99
  2001...............   12,114.19     60,293.52     15,017.18     13,742.05     103,059.78    76,645.78      13,653.18      5,057.47



                                                                     CONTRACT VALUE(1)
                           -----------------------------------------------------------------------------------------------------
                            METLIFE       STATE                  FRANKLIN
                            MID CAP       STREET                 TEMPLETON     PIMCO                      MFS           MFS
                             STOCK       RESEARCH      JANUS     SMALL CAP     TOTAL        PIMCO       MID CAP      RESEARCH
                             INDEX        AURORA      GROWTH      GROWTH       RETURN     INNOVATION    GROWTH     INTERNATIONAL
                           ----------   ----------   ---------   ---------   ----------   ----------   ---------   -------------
As of December 31:
  1983...................
  1984...................
  1985...................
  1986...................
  1987...................
  1988...................
  1989...................
  1990...................
  1991...................
  1992...................
  1993...................
  1994...................
  1995...................
  1996...................
  1997...................
  1998...................
  1999...................
  2000...................  $10,851.46   $12,558.96
  2001...................   10,466.04    14,260.75   $8,032.49   $9,121.41   $11,005.30   $7,512.34    $9,262.45     $9,301.58

                                                                   WITHDRAWAL VALUE(1)
                       ------------------------------------------------------------------------------------------------------------
                                                        SALOMON
                       STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                         RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                          MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                        MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                       ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............   $ 9,812.69     $ 9,895.95
  1984...............    10,757.83      11,043.47
  1985...............    11,419.26      12,933.89
  1986...............    12,036.78      14,696.41
  1987...............    12,644.01      14,777.78
  1988...............    13,401.73      15,775.96
  1989...............    14,431.57      17,455.84
  1990...............    15,460.55      18,643.41
  1991...............    16,058.05      21,536.60
  1992...............    16,474.10      22,974.18
  1993...............    16,581.38      25,306.28                                                                        $10,943.51
  1994...............    16,852.77      23,919.22     $ 9,392.07     $9,599.09    $ 9,526.56   $ 9,242.54   $ 9,173.95    10,729.27
  1995...............    17,414.83      28,362.58      11,182.71     10,979.29     11,889.21    13,903.62    12,880.75    13,882.28
  1996...............    17,895.38      29,016.75      12,593.85     11,096.33     13,702.93    15,475.45    16,021.74    16,173.47
  1997...............    18,429.67      31,479.40      13,838.09     11,904.51     15,768.57    19,287.52    21,261.98    18,754.78
  1998...............    18,967.40      33,584.80      13,899.17     12,650.25     16,967.76    28,282.20    23,976.56    17,403.49
  1999...............    19,466.10      32,701.88      13,875.06     12,479.20     15,807.24    37,417.96    27,769.61    17,172.08
  2000...............    20,219.84      34,602.53      14,662.49     13,606.75     15,240.87    31,650.43    29,894.35    20,489.68
  2001...............    20,556.59      36,885.55      15,549.21     14,428.47     14,407.09    27,407.04    26,152.40    25,692.88


                                                                WITHDRAWAL VALUE(1)
                       ------------------------------------------------------------------------------------------------------
                                                                                                         LEHMAN
                         LOOMIS                                                                         BROTHERS     HARRIS
                         SAYLES        MFS         MFS           FI          PUTNAM         JANUS      AGGREGATE     OAKMARK
                         SMALL      INVESTORS    RESEARCH    STRUCTURED   INTERNATIONAL      MID          BOND      LARGE CAP
                          CAP         TRUST      MANAGERS    EQUITY(3)        STOCK          CAP         INDEX        VALUE
                       ----------   ---------   ----------   ----------   -------------   ----------   ----------   ---------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                      $ 9,271.41
 1992................                                                        8,113.57
 1993................                                        $10,892.47     11,973.35
 1994................  $ 9,101.47                             10,572.20     12,500.59
 1995................   11,757.75                             14,359.65     12,408.61
 1996................   15,235.67                             16,794.69     11,983.05
 1997................   18,866.29                             22,229.08     11,508.30     $12,276.49
 1998................   18,219.24                             27,300.65     14,053.26      16,818.06   $ 9,569.17   $9,362.86
 1999................   23,744.40   $9,724.19   $11,465.25    29,357.32     16,046.61      37,539.67     9,263.76    8,520.84
 2000................   24,573.18    9,546.42    10,834.24    27,419.81     14,260.34      25,104.81    10,147.44    9,437.47
 2001................   22,086.30    7,722.78     8,205.50    23,089.19     11,069.64      15,097.58    10,693.94   11,136.02

                         WITHDRAWAL VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $ 9,620.30
 1991................   12,499.34
 1992................   13,152.88
 1993................   14,227.35
 1994................   14,147.78
 1995................   19,213.77
 1996................   23,226.81
 1997................   30,311.30
 1998................   38,079.22   $10,130.33
 1999................   45,232.72    12,626.27
 2000................   40,124.57    10,419.31
 2001................   34,014.97     7,801.86

                                                                   WITHDRAWAL VALUE(1)
                       ------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER
                                    STATE STREET     BERMAN                                  AMERICAN       AMERICAN       PUTNAM
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN      FUNDS       FUNDS GLOBAL      LARGE
                          2000       INVESTMENT     MID CAP         BOND         FUNDS       GROWTH-         SMALL           CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH       INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   ----------   ----------   --------------   ---------
As of December 31:
  1983...............                $ 9,182.37
  1984...............                  9,075.83                                $ 9,530.03   $10,250.62
  1985...............                 12,186.95                                 11,367.62    14,068.94
  1986...............                 13,280.18                                 14,646.50    16,895.12
  1987...............                 14,035.44                                 15,563.87    16,644.59
  1988...............                 15,306.40                                 17,553.48    18,720.24
  1989...............                 20,009.51                                 22,696.99    23,100.77
  1990...............                 18,662.67                                 21,214.24    22,004.90
  1991...............                 24,343.36                                 27,872.70    26,882.23
  1992...............                 26,758.05                                 30,138.14    28,306.79
  1993...............                 29,948.32                                 34,407.44    31,203.91
  1994...............                 28,346.35                                 33,742.35    31,073.06
  1995...............                 36,927.85                                 43,887.43    40,330.47
  1996...............                 44,142.29                  $10,756.78     48,553.89    46,728.03
  1997...............                 55,473.76                   12,337.91     61,682.93    57,414.13
  1998...............  $10,163.73     69,604.98    $10,115.81     12,837.01     81,661.63    66,364.54     $ 9,678.06
  1999...............   12,432.85     80,717.60     11,826.73     13,071.26    125,739.25    72,232.99      18,893.12
  2000...............   11,636.41     74,125.71     15,008.68     12,955.26    128,613.78    76,330.23      15,283.69     $6,784.98
  2001...............   11,454.19     60,263.52     14,357.18     13,262.05    103,029.78    76,615.78      12,993.18      4,307.47



                                                                    WITHDRAWAL VALUE(1)
                           -----------------------------------------------------------------------------------------------------
                            METLIFE       STATE                  FRANKLIN
                            MID CAP       STREET                 TEMPLETON     PIMCO                      MFS           MFS
                             STOCK       RESEARCH      JANUS     SMALL CAP     TOTAL        PIMCO       MID CAP      RESEARCH
                             INDEX        AURORA      GROWTH      GROWTH       RETURN     INNOVATION    GROWTH     INTERNATIONAL
                           ----------   ----------   ---------   ---------   ----------   ----------   ---------   -------------
As of December 31:
  1983..................
  1984..................
  1985..................
  1986..................
  1987..................
  1988..................
  1989..................
  1990..................
  1991..................
  1992..................
  1993..................
  1994..................
  1995..................
  1996..................
  1997..................
  1998..................
  1999..................
  2000..................   $10,021.46   $11,728.96
  2001..................     9,716.04    13,510.75   $7,279.57   $8,291.41   $10,175.30   $6,806.23    $8,432.45     $8,471.58

                                                            ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................       6.43%          7.26%
  1984................................       8.13           9.95
  1985................................       5.75          16.03
  1986................................       4.33          12.22
  1987................................       4.07          -0.06
  1988................................       5.05           5.92
  1989................................       6.77           9.78
  1990................................       5.73           5.65
  1991................................       3.81          15.35
  1992................................       1.45           5.78
  1993................................       0.65          10.14
  1994................................       1.63          -5.47           2.22%         4.29%       3.57%      0.73%    0.04%
  1995................................       3.33          18.55          16.73         12.47       22.04      45.48    36.25
  1996................................       2.75           2.30          11.83          1.00       14.35      10.73    23.04
  1997................................       2.98           8.48           8.65          6.06       13.67      22.94    30.71
  1998................................       2.91           6.68          -0.20          5.22        6.75      44.64    11.97
  1999................................       2.63          -2.63          -0.79         -1.97       -7.13      31.35    15.09
  2000................................       3.87           5.81           4.86          8.01       -4.03     -15.46     7.20
  2001................................       1.66           6.59           4.70          4.58       -6.49     -13.81   -12.95
Cumulative Return.....................     105.87         269.16          57.59         46.38       46.17     176.17   163.62
Annual Effective Rate of Return.......       4.02           7.38           6.55          5.46        5.44      15.23    14.49



                                                               ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                               -----------------------------------------------------------------------------
                                               HARRIS    LOOMIS
                                               OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                               FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                                VALUE     CAP       TRUST     MANAGERS     EQUITY         STOCK        CAP
                                               -------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983.......................................
  1984.......................................
  1985.......................................
  1986.......................................
  1987.......................................
  1988.......................................
  1989.......................................
  1990.......................................
  1991.......................................                                                              1.01%
  1992.......................................                                                            -12.25
  1993.......................................   17.74%                                      17.22%        43.55
  1994.......................................   -2.50     -0.69%                            -3.41          3.44
  1995.......................................   27.47     25.94                             33.45         -1.38
  1996.......................................   15.04     27.81                             15.52         -3.97
  1997.......................................   14.80     22.15                             30.62         -4.53        31.06%
  1998.......................................   -7.46     -3.77                             21.85         19.88        34.04
  1999.......................................   -1.80     28.93      5.54%      22.95%       7.08         13.98       117.95
  2000.......................................   17.87      3.05     -2.44       -5.78       -7.12        -12.10       -32.71
  2001.......................................   25.14    -10.68    -17.71      -22.69      -15.67        -22.33       -39.19
Cumulative Return............................  159.03    122.96    -15.27      -10.44      132.99         11.00        56.68
Annual Effective of Return...................   11.61     11.03     -6.02       -4.05       10.25          0.98         9.74

                                                       ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                  ---------------------------------------------------------------------------------------
                                   LEHMAN                                                                       NEUBERGER
                                  BROTHERS     HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                                  AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS
                                    BOND      LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP
                                    INDEX       VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE
                                  ---------   ---------   -------   -------   -------   ------------   ------   ---------
As of December 31:
  1983..........................                                                             0.12%
  1984..........................                                                            -1.86
  1985..........................                                                            31.66
  1986..........................                                                             7.75
  1987..........................                                                             4.77
  1988..........................                                                             8.09
  1989..........................                                                            29.22
  1990..........................                            4.50%                           -7.48
  1991..........................                           26.78                            30.10
  1992..........................                            4.93                             9.10
  1993..........................                            7.08                            11.91
  1994..........................                           -1.14                            -5.34
  1995..........................                           33.81                            30.24
  1996..........................                           19.92                            19.52
  1997..........................                           29.24                            25.65
  1998..........................     3.99%       1.93%     25.45      9.60%      9.94%      25.46                    9.46%
  1999..........................    -3.71       -9.05      18.21     22.04      19.91       15.96                   14.90
  2000..........................     8.82        9.89     -11.29    -16.50      -6.04       -8.16      -25.11%      25.30
  2001..........................     4.19       15.79     -15.22    -24.24      -2.20      -18.69      -32.47       -4.71
Cumulative Return...............    13.54       17.96     240.45    -15.38      21.14      502.94      -49.43       50.17
Annual Effective of Return......     4.21        5.51      11.07     -5.27       6.42       10.20      -33.54       14.10



                                                      ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                             ------------------------------------------------------------------------------------------------
                                                       AMERICAN      AMERICAN      METLIFE     STATE                FRANKLIN
                             LORD ABBETT    AMERICAN    FUNDS      FUNDS GLOBAL    MID CAP     STREET               TEMPLETON
                                 BOND        FUNDS     GROWTH-        SMALL         STOCK     RESEARCH    JANUS     SMALL CAP
                             DEBENTURE(4)    GROWTH     INCOME    CAPITALIZATION    INDEX      AURORA     GROWTH     GROWTH
                             ------------   --------   --------   --------------   --------   --------   --------   ---------
As of December 31:
  1983.....................
  1984.....................                    3.60%     10.81%
  1985.....................                   16.97      33.74
  1986.....................                   27.06      19.07
  1987.....................                    5.37      -1.93
  1988.....................                   11.71      11.47
  1989.....................                   27.88      22.24
  1990.....................                   -6.79      -5.03
  1991.....................                   29.99      20.97
  1992.....................                    8.07       5.26
  1993.....................                   13.47       9.53
  1994.....................                   -1.93      -0.42
  1995.....................                   30.04      29.76
  1996.....................     15.87%        10.63      15.85
  1997.....................     12.96         27.02      22.85
  1998.....................      3.81         32.37      15.58          5.08%
  1999.....................      1.06         53.96       8.84         86.93
  2000.....................     -1.50          2.29       5.67        -18.38           8.51%    25.59%
  2001.....................      1.60        -19.89       0.37        -14.85          -3.55     13.55      -19.68%     -8.79%
Cumulative Return..........     37.42        930.60     666.46         36.53           4.66     42.61      -19.68      -8.79
Annual Effective of
  Return...................      5.77         13.97      12.10          8.86           3.27     28.48      -27.94     -12.85

                                                         ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                              ---------------------------------------------------------------------------------------------------
                                                                                                            LEHMAN
                                                                                                         INTERMEDIATE
                               PIMCO                    MFS           MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                               TOTAL       PIMCO      MID CAP      RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                               RETURN    INNOVATION    GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                              --------   ----------   --------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983......................                                                          5.11%      1.79%        4.51%        1.07%
  1984......................                                                          1.35       6.27        14.37         3.95
  1985......................                                                         33.62      31.73        18.06         3.77
  1986......................                                                         27.25      18.66        13.13         1.13
  1987......................                                                          5.55       5.25         3.66         4.41
  1988......................                                                         16.21      16.61         6.67         4.42
  1989......................                                                         32.24      31.69        12.77         4.65
  1990......................                                                         -0.54      -3.10         9.16         6.11
  1991......................                                                         24.25      30.47        14.62         3.06
  1992......................                                                          7.40       7.62         7.17         2.90
  1993......................                                                         16.97      10.08         8.79         2.75
  1994......................                                                          5.02       1.32        -1.93         2.67
  1995......................                                                         36.94      37.58        15.33         2.54
  1996......................                                                         28.91      22.96         4.05         3.32
  1997......................                                                         24.91      33.36         7.87         1.83
  1998......................                                                         18.14      28.52         8.44         1.61
  1999......................                                                         27.21      21.04        -2.15         2.68
  2000......................                                                         -4.51      -9.11        10.12         3.39
  2001......................     10.05%     -24.88%      -7.38%       -6.98%         -5.41     -11.88         8.96         1.72
Cumulative Return...........     10.05      -24.88       -7.38        -6.98       1,332.17    1,063.76      381.46        77.42
Annual Effective of
  Return....................     12.15      -28.99       -8.76        -8.30          15.63      14.32         8.95         3.18



                                                        ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                     --------------------------------------------------------------------------------------
                                                                      SALOMON
                                     STATE STREET   STATE STREET     BROTHERS       SALOMON
                                       RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                        MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                      MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                     ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983.............................      -1.87%         -1.04%
  1984.............................       9.63          11.60
  1985.............................       6.15          17.12
  1986.............................       5.41          13.63
  1987.............................       5.04           0.55
  1988.............................       5.99           6.75
  1989.............................       7.68          10.65
  1990.............................       7.13           6.80
  1991.............................       3.86          15.52
  1992.............................       2.59           6.68
  1993.............................       0.65          10.15
  1994.............................       1.64          -5.48          -6.08%        -4.01%      -4.73%     -7.57%   -8.26%
  1995.............................       3.34          18.58          19.07         14.38       24.80      50.43    40.41
  1996.............................       2.76           2.31          12.62          1.07       15.26      11.31    24.39
  1997.............................       2.99           8.49           9.88          7.28       15.07      24.63    32.71
  1998.............................       2.92           6.69           0.44          6.26        7.60      46.63    12.77
  1999.............................       2.63          -2.63          -0.17         -1.35       -6.84      32.30    15.82
  2000.............................       3.87           5.81           5.68          9.04       -3.58     -15.41     7.65
  2001.............................       1.67           6.60           6.05          6.04       -5.47     -13.41   -12.52

Cumulative Return..................     105.57         268.86          55.49         44.28       44.07     174.07   161.52
Annual Effective Rate of Return....       4.01           7.38           6.36          5.25        5.23      15.11    14.36

                                                                ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                                 -----------------------------------------------------------------------------
                                                 HARRIS    LOOMIS
                                                 OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                                 FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                                  VALUE     CAP       TRUST     MANAGERS   EQUITY(3)        STOCK        CAP
                                                 -------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983.........................................
  1984.........................................
  1985.........................................
  1986.........................................
  1987.........................................
  1988.........................................
  1989.........................................
  1990.........................................
  1991.........................................                                                             -7.29%
  1992.........................................                                                            -12.49
  1993.........................................    9.44%                                       8.92%        47.57
  1994.........................................   -1.96     -8.99%                            -2.94          4.40
  1995.........................................   29.39     29.19                             35.82         -0.74
  1996.........................................   16.50     29.58                             16.96         -3.43
  1997.........................................   15.96     23.83                             32.36         -3.96        22.76%
  1998.........................................    7.21     -3.43                             22.82         22.11        36.99
  1999.........................................   -1.33     30.33     -2.76%      14.65%       7.53         14.18       123.21
  2000.........................................   19.32      3.49     -1.83       -5.50       -6.60        -11.13       -33.12
  2001.........................................   25.39    -10.12    -19.10      -24.26      -15.79        -22.37       -39.86
Cumulative Return..............................  156.93    120.86    -22.77      -17.94      130.89         10.70        50.98
Annual Effective Rate of Return................   11.50     10.89     -9.23       -7.14       10.13          0.96         8.90



                                                       ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                            ------------------------------------------------------------------------------------------------------
                             LEHMAN                                                                       NEUBERGER
                            BROTHERS     HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                            AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS    LORD ABBETT
                              BOND      LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP        BOND
                              INDEX       VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE     DEBENTURE(4)
                            ---------   ---------   -------   -------   -------   ------------   ------   ---------   ------------
As of December 31:
  1983....................                                                            -8.18%
  1984....................                                                            -1.16
  1985....................                                                            34.28
  1986....................                                                             8.97
  1987....................                                                             5.69
  1988....................                                                             9.06
  1989....................                                                            30.73
  1990....................                           -3.80%                           -6.73
  1991....................                           29.93                            30.44
  1992....................                            5.23                             9.92
  1993....................                            8.17                            11.92
  1994....................                           -0.56                            -5.35
  1995....................                           35.81                            30.27
  1996....................                           20.89                            19.54                               7.57%
  1997....................                           30.50                            25.67                              14.70
  1998....................    -4.31%      -6.37%     25.63      1.30%     1.64%       25.47                  1.16%        4.05
  1999....................    -3.19       -8.99      18.79     24.64     22.33        15.97                 16.91         1.82
  2000....................     9.54       10.76     -11.29    -17.48     -6.41        -8.17      -32.15%    26.90        -0.89
  2001....................     5.39       18.00     -15.23    -25.12     -1.57       -18.70      -36.51     -4.34         2.37
Cumulative Return.........     6.94       11.36     240.15    -21.98     14.54       502.64      -56.93     43.57        32.62
Annual Effective Rate of
  Return..................     2.20        3.55      11.06     -7.74      4.50        10.20      -39.64     12.45         5.11

                                                           ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                          ---------------------------------------------------------------------------------
                                                     AMERICAN      AMERICAN      METLIFE     STATE                FRANKLIN
                                          AMERICAN    FUNDS      FUNDS GLOBAL    MID CAP     STREET               TEMPLETON
                                           FUNDS     GROWTH-        SMALL         STOCK     RESEARCH    JANUS     SMALL CAP
                                           GROWTH     INCOME    CAPITALIZATION    INDEX      AURORA     GROWTH     GROWTH
                                          --------   --------   --------------   --------   --------   --------   ---------
As of December 31:
  1983..................................
  1984..................................    -4.70%      2.51%
  1985..................................    19.28      37.25
  1986..................................    28.84      20.09
  1987..................................     6.26      -1.48
  1988..................................    12.78      12.47
  1989..................................    29.30      23.40
  1990..................................    -6.53      -4.74
  1991..................................    31.39      22.16
  1992..................................     8.13       5.30
  1993..................................    14.17      10.23
  1994..................................    -1.93      -0.42
  1995..................................    30.07      29.79
  1996..................................    10.63      15.86
  1997..................................    27.04      22.87
  1998..................................    32.39      15.59         -3.22%
  1999..................................    53.98       8.84         95.22
  2000..................................     2.29       5.67        -19.10           0.21%    17.29%
  2001..................................   -19.89       0.37        -14.99          -3.05     15.19      -27.20%    -17.09%
Cumulative Return.......................   930.30     666.16         29.93          -2.84     35.11      -27.20     -17.09
Annual Effective Rate of Return.........    13.97      12.09          7.40          -2.01     23.57      -37.81     -24.44



                                                        ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                              ---------------------------------------------------------------------------------------------------
                                                                                                            LEHMAN
                                                                                                         INTERMEDIATE
                               PIMCO                    MFS           MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                               TOTAL       PIMCO      MID CAP      RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                               RETURN    INNOVATION    GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                              --------   ----------   --------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983......................                                                          5.11%      1.79%        4.51%        1.07%
  1984......................                                                          1.35       6.27        14.37         3.95
  1985......................                                                         33.62      31.73        18.06         3.77
  1986......................                                                         27.25      18.66        13.13         1.13
  1987......................                                                          5.55       5.25         3.66         4.41
  1988......................                                                         16.21      16.61         6.67         4.42
  1989......................                                                         32.24      31.69        12.77         4.65
  1990......................                                                         -0.54      -3.10         9.16         6.11
  1991......................                                                         24.25      30.47        14.62         3.06
  1992......................                                                          7.40       7.62         7.17         2.90
  1993......................                                                         16.97      10.08         8.79         2.75
  1994......................                                                          5.02       1.32        -1.93         2.67
  1995......................                                                         36.94      37.58        15.33         2.54
  1996......................                                                         28.91      22.96         4.05         3.32
  1997......................                                                         24.91      33.36         7.87         1.83
  1998......................                                                         18.14      28.52         8.44         1.61
  1999......................                                                         27.21      21.04        -2.15         2.68
  2000......................                                                         -4.51      -9.11        10.12         3.39
  2001......................      1.75%     -31.94%     -15.68%      -15.28%         -5.41     -11.88         8.96         1.72
Cumulative Return...........      1.75      -31.94      -15.68       -15.28       1,332.17    1,063.76      381.46        77.42
Annual Effective of
  Return....................      2.10      -36.90      -18.46       -18.00          15.63      14.32         8.95         3.18

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                         INVESTMENT RESULTS -- C CLASS


                                                                     CONTRACT VALUE(1)
                        ------------------------------------------------------------------------------------------------------------
                                                         SALOMON
                        STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                           MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                        ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............    $10,233.35     $10,313.41
  1984...............     11,064.04      11,338.64
  1985...............     11,698.78      13,154.92
  1986...............     12,204.73      14,761.61
  1987...............     12,700.74      14,752.13
  1988...............     13,341.33      15,623.88
  1989...............     14,243.39      17,150.74
  1990...............     15,058.06      18,117.85
  1991...............     15,631.02      20,896.90
  1992...............     15,856.65      22,104.17
  1993...............     15,958.54      24,343.85                                                                        $11,320.68
  1994...............     16,218.08      23,009.97     $ 9,828.91     $10,027.97   $ 9,958.23   $ 9,685.13   $ 9,619.18    11,036.58
  1995...............     16,756.81      27,277.84      11,472.57     11,276.99     12,151.89    14,088.89    13,105.30    14,066.63
  1996...............     17,217.21      27,905.09      12,828.12     11,388.35     13,894.47    15,598.95    16,123.97    16,181.50
  1997...............     17,729.20      30,269.72      13,936.58     12,077.60     15,792.58    19,176.13    21,074.10    18,574.97
  1998...............     18,244.45      32,291.06      13,907.59     12,706.77     16,857.61    27,735.07    23,595.90    17,188.66
  1999...............     18,722.18      31,441.71      13,796.73     12,454.69     15,654.44    36,429.25    27,154.29    16,878.66
  2000...............     19,444.79      33,266.24      14,465.84     13,450.65     15,022.42    30,797.68    29,108.96    19,892.85
  2001...............     19,766.96      35,457.99      15,143.86     14,066.18     14,046.90    26,544.61    25,337.97    24,891.95


                                                                  CONTRACT VALUE(1)
                       --------------------------------------------------------------------------------------------------------
                                                                                                          LEHMAN       HARRIS
                         LOOMIS                                                                          BROTHERS     OAKMARK
                         SAYLES        MFS          MFS           FI          PUTNAM         JANUS      AGGREGATE      LARGE
                         SMALL      INVESTORS     RESEARCH    STRUCTURED   INTERNATIONAL      MID          BOND         CAP
                          CAP         TRUST       MANAGERS    EQUITY(3)        STOCK          CAP         INDEX        VALUE
                       ----------   ----------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                       $ 9,712.90
 1992................                                                         8,521.58
 1993................                                         $11,271.60     12,231.15
 1994................  $ 9,549.49                              10,885.57     12,650.38
 1995................   12,025.30                              14,525.56     12,474.27
 1996................   15,367.76                              16,778.67     11,977.64
 1997................   18,770.09                              21,914.64     11,433.78     $12,602.40
 1998................   18,060.57                              26,701.73     13,705.23       9,999.21   $36,795.34   $ 9,800.83
 1999................   23,283.37   $10,148.26   $11,822.36    28,590.85     15,619.29      36,811.38     9,627.47     8,913.11
 2000................   23,992.33     9,899.27    11,137.65    26,554.56     13,729.05      24,769.49    10,475.88     9,793.15
 2001................   21,428.04     8,144.95     8,609.28    22,391.46     10,662.66      15,061.47    10,913.57    11,338.24

                          CONTRACT VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $10,048.37
 1991................   12,738.47
 1992................   13,365.58
 1993................   14,310.77
 1994................   14,146.58
 1995................   18,928.06
 1996................   22,697.25
 1997................   29,331.50
 1998................   10,538.78
 1999................   43,495.48   $12,860.55
 2000................   38,585.72    10,737.50
 2001................   32,713.77     8,133.56

                                                                     CONTRACT VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER                                                 AMERICAN
                                    STATE STREET     BERMAN                                   AMERICAN        FUNDS         PUTNAM
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS          GLOBAL         LARGE
                          2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-         SMALL           CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   -----------   ----------   --------------   ---------
As of December 31:
  1983...............                $ 9,627.28
  1984...............                  9,446.68                                $  9,961.57   $10,654.45
  1985...............                 12,436.48                                  11,650.33    14,247.56
  1986...............                 13,399.80                                  14,801.45    16,963.51
  1987...............                 14,038.30                                  15,595.89    16,635.15
  1988...............                 15,172.21                                  17,420.78    18,542.80
  1989...............                 19,604.57                                  22,276.95    22,665.71
  1990...............                 18,136.22                                  20,764.14    21,524.71
  1991...............                 23,593.85                                  26,989.39    26,038.24
  1992...............                 25,739.89                                  29,165.41    27,406.16
  1993...............                 28,804.07                                  33,094.02    30,016.19
  1994...............                 27,263.67                                  32,453.74    29,889.27
  1995...............                 35,507.38                                  42,201.28    38,783.96
  1996...............                 42,437.39                  $11,141.14      46,684.12    44,930.32
  1997...............                 53,322.57                   12,583.25      59,298.33    55,197.33
  1998...............  $10,570.90     66,897.22    $10,524.81     13,061.95      78,493.90    63,796.40     $10,103.91
  1999...............   12,674.53     77,571.71     12,091.75     13,199.48     120,844.41    69,433.92      18,885.73
  2000...............   11,907.58     71,238.04     15,149.76     13,000.31     123,605.34    73,369.47      15,414.58     $7,200.95
  2001...............   11,644.65     57,920.18     14,435.70     13,207.54      99,022.33    73,642.67      13,124.94      4,862.02



                                                                     CONTRACT VALUE(1)
                           -----------------------------------------------------------------------------------------------------
                            METLIFE       STATE                  FRANKLIN
                            MID CAP       STREET                 TEMPLETON     PIMCO                      MFS           MFS
                             STOCK       RESEARCH      JANUS     SMALL CAP     TOTAL        PIMCO       MID CAP      RESEARCH
                             INDEX        AURORA      GROWTH      GROWTH       RETURN     INNOVATION    GROWTH     INTERNATIONAL
                           ----------   ----------   ---------   ---------   ----------   ----------   ---------   -------------
As of December 31:
  1983...................
  1984...................
  1985...................
  1986...................
  1987...................
  1988...................
  1989...................
  1990...................
  1991...................
  1992...................
  1993...................
  1994...................
  1995...................
  1996...................
  1997...................
  1998...................
  1999...................
  2000...................   10,434.10    12,075.92
  2001...................   10,062.37    13,711.13    7,723.55   8,770.59     10,582.02    7,223.41     8,906.20      8,943.82

                                                                   WITHDRAWAL VALUE(1)
                       ------------------------------------------------------------------------------------------------------------
                                                        SALOMON
                       STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                         RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                          MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                        MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                       ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............   $10,203.35     $10,283.41
  1984...............    11,034.04      11,308.64
  1985...............    11,668.78      13,124.92
  1986...............    12,174.73      14,731.61
  1987...............    12,670.74      14,722.13
  1988...............    13,311.33      15,593.88
  1989...............    14,213.39      17,120.74
  1990...............    15,028.06      18,087.85
  1991...............    15,601.02      20,866.90
  1992...............    15,826.65      22,074.17
  1993...............    15,928.54      24,313.85                                                                        $11,290.68
  1994...............    16,188.08      22,979.97     $ 9,798.91     $9,997.97    $ 9,928.23   $ 9,655.13   $ 9,589.18    11,006.58
  1995...............    16,726.81      27,247.84      11,442.57     11,246.99     12,121.89    14,058.89    13,075.30    14,036.63
  1996...............    17,187.21      27,875.09      12,798.12     11,358.35     13,864.47    15,568.95    16,093.97    16,151.50
  1997...............    17,699.20      30,239.72      13,906.58     12,047.60     15,762.58    19,146.13    21,044.10    18,544.97
  1998...............    18,214.45      32,261.06      13,877.59     12,676.77     16,827.61    27,705.07    23,565.90    17,158.66
  1999...............    18,692.18      31,411.71      13,766.73     12,424.69     15,624.44    36,399.25    27,124.29    16,848.66
  2000...............    19,414.79      33,236.24      14,435.84     13,420.65     14,992.42    30,767.68    29,078.96    19,862.85
  2001...............    19,736.96      35,427.99      15,113.86     14,036.18     14,016.90    26,514.61    25,307.97    24,861.95


                                                                 WITHDRAWAL VALUE(1)
                       --------------------------------------------------------------------------------------------------------
                                                                                                          LEHMAN
                         LOOMIS                                                                          BROTHERS      HARRIS
                         SAYLES        MFS          MFS           FI          PUTNAM         JANUS      AGGREGATE     OAKMARK
                         SMALL      INVESTORS     RESEARCH    STRUCTURED   INTERNATIONAL      MID          BOND      LARGE CAP
                          CAP         TRUST       MANAGERS    EQUITY(3)        STOCK          CAP         INDEX        VALUE
                       ----------   ----------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
  1983...............
  1984...............
  1985...............
  1986...............
  1987...............
  1988...............
  1989...............
  1990...............
  1991...............                                                       $ 9,682.90
  1992...............                                                         8,491.58
  1993...............                                         $11,241.60     12,201.15
  1994...............  $ 9,519.49                              10,855.57     12,620.38
  1995...............   11,995.30                              14,495.56     12,444.27
  1996...............   15,337.76                              16,748.67     11,947.64
  1997...............   18,740.09                              21,884.64     11,403.78     $12,572.40
  1998...............   18,030.57                              26,671.73     13,675.23      16,860.92   $ 9,969.21   $ 9,770.83
  1999...............   23,253.37   $10,118.26   $11,792.36    28,560.85     15,589.29      36,781.38     9,597.47     8,883.11
  2000...............   23,962.33     9,869.27    11,107.65    26,524.56     13,699.05      24,739.49    10,445.88     9,763.15
  2001...............   21,398.04     8,114.95     8,579.28    22,361.46     10,632.66      15,031.47    10,883.57    11,308.24

                         WITHDRAWAL VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
  1983...............
  1984...............
  1985...............
  1986...............
  1987...............
  1988...............
  1989...............
  1990...............  $10,018.37
  1991...............   12,708.47
  1992...............   13,335.58
  1993...............   14,280.77
  1994...............   14,116.58
  1995...............   18,898.06
  1996...............   22,667.25
  1997...............   29,301.50
  1998...............   36,765.34
  1999...............   43,465.48   $12,830.55
  2000...............   38,555.72    10,707.50
  2001...............   32,683.77     8,103.56

                                                                    WITHDRAWAL VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER                                                 AMERICAN
                                    STATE STREET     BERMAN                                   AMERICAN        FUNDS         PUTNAM
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS          GLOBAL         LARGE
                          2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-         SMALL           CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   -----------   ----------   --------------   ---------
As of December 31:
  1983...............                $ 9,597.28
  1984...............                  9,416.68                                $  9,931.57   $10,624.45
  1985...............                 12,406.48                                  11,620.33    14,217.56
  1986...............                 13,369.80                                  14,771.45    16,933.51
  1987...............                 14,008.30                                  15,565.89    16,605.15
  1988...............                 15,142.21                                  17,390.78    18,512.80
  1989...............                 19,574.57                                  22,246.95    22,635.71
  1990...............                 18,106.22                                  20,734.14    21,494.71
  1991...............                 23,563.85                                  26,959.39    26,008.24
  1992...............                 25,709.89                                  29,135.41    27,376.16
  1993...............                 28,774.07                                  33,064.02    29,986.19
  1994...............                 27,233.67                                  32,423.74    29,859.27
  1995...............                 35,477.38                                  42,171.28    38,753.96
  1996...............                 42,407.39                  $11,111.14      46,654.12    44,900.32
  1997...............                 53,292.57                   12,553.25      59,268.33    55,167.33
  1998...............  $10,540.90     66,867.22    $10,494.81     13,031.95      78,463.90    63,766.40     $10,073.91
  1999...............   12,644.53     77,541.71     12,061.75     13,169.48     120,814.41    69,403.92      18,855.73
  2000...............   11,877.58     71,208.04     15,119.76     12,970.31     123,575.34    73,339.47      15,384.58     $7,170.95
  2001...............   11,614.65     57,890.18     14,405.70     13,177.54      98,992.33    73,612.67      13,094.94      4,832.02



                                                                    WITHDRAWAL VALUE(1)
                          -------------------------------------------------------------------------------------------------------
                                                                  FRANKLIN
                           METLIFE                                TEMPLETON
                           MID CAP     STATE STREET                 SMALL       PIMCO                      MFS           MFS
                            STOCK        RESEARCH       JANUS        CAP        TOTAL        PIMCO       MID CAP      RESEARCH
                            INDEX         AURORA       GROWTH      GROWTH       RETURN     INNOVATION    GROWTH     INTERNATIONAL
                          ----------   ------------   ---------   ---------   ----------   ----------   ---------   -------------
As of December 31:
  1983..................
  1984..................
  1985..................
  1986..................
  1987..................
  1988..................
  1989..................
  1990..................
  1991..................
  1992..................
  1993..................
  1994..................
  1995..................
  1996..................
  1997..................
  1998..................
  1999..................
  2000..................  $10,404.10    $12,045.92
  2001..................   10,032.37     13,681.13    $7,693.55   $8,740.59   $10,552.02   $7,193.41    $8,876.20     $8,913.82

                                                            ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................       2.33%          3.13%
  1984................................       8.12           9.94
  1985................................       5.74          16.02
  1986................................       4.32          12.21
  1987................................       4.06          -0.06
  1988................................       5.04           5.91
  1989................................       6.76           9.77
  1990................................       5.72           5.64
  1991................................       3.81          15.34
  1992................................       1.44           5.78
  1993................................       0.64          10.13
  1994................................       1.63          -5.48          -1.71%         0.28%      -0.42%     -3.15%   -3.81%
  1995................................       3.32          18.55          16.72         12.46       22.03      45.47    36.24
  1996................................       2.75           2.30          11.82          0.99       14.34      10.72    23.03
  1997................................       2.97           8.47           8.64          6.05       13.66      22.93    30.70
  1998................................       2.91           6.68          -0.21          5.21        6.74      44.63    11.97
  1999................................       2.62          -2.63          -0.80         -1.98       -7.14      31.35    15.08
  2000................................       3.86           5.80           4.85          8.00       -4.04     -15.46     7.20
  2001................................       1.66           6.59           4.69          4.58       -6.49     -13.81   -12.95
Cumulative Return.....................      97.67         254.58          51.44         40.66       40.47     165.45   153.38
Annual Effective Rate of Return.......       3.79           7.15           5.96          4.88        4.86      14.60    13.86



                                                           ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                           ------------------------------------------------------------------------------
                                            HARRIS    LOOMIS
                                           OAKMARK    SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                           FOCUSED    SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                            VALUE      CAP       TRUST     MANAGERS   EQUITY(3)        STOCK        CAP
                                           --------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983...................................
  1984...................................
  1985...................................
  1986...................................
  1987...................................
  1988...................................
  1989...................................
  1990...................................
  1991...................................                                                              -2.87%
  1992...................................                                                             -12.27
  1993...................................    13.21%                                      12.72%        43.53
  1994...................................    -2.51     -4.51%                            -3.42          3.43
  1995...................................    27.45     25.93                             33.44         -1.39
  1996...................................    15.03     27.80                             15.51         -3.98
  1997...................................    14.79     22.14                             30.61          4.54        26.02%
  1998...................................    -7.46     -3.78                             21.84         19.87        34.03
  1999...................................    -1.80     28.92      1.48%      18.22%       7.07         13.97       117.94
  2000...................................    17.86      3.04     -2.45       -5.79       -7.12        -12.10       -32.71
  2001...................................    25.13    -10.69    -17.72      -22.70      -15.68        -22.34       -39.19
Cumulative Return........................   148.92    114.28    -18.55      -13.91      123.91          6.63        50.61
Annual Effective Rate of Return..........    11.09     10.45     -7.40       -5.46        9.75          0.60         8.85

                                                        ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                            ------------------------------------------------------------------------------------------------------
                             LEHMAN                                                                       NEUBERGER
                            BROTHERS     HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                            AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS    LORD ABBETT
                              BOND      LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP        BOND
                              INDEX       VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE     DEBENTURE(4)
                            ---------   ---------   -------   -------   -------   ------------   ------   ---------   ------------
As of December 31:
  1983....................                                                            -3.73%
  1984....................                                                            -1.88
  1985....................                                                            31.65
  1986....................                                                             7.75
  1987....................                                                             4.76
  1988....................                                                             8.08
  1989....................                                                            29.21
  1990....................                            0.48%                           -7.49
  1991....................                           26.77                            30.09
  1992....................                            4.92                             9.10
  1993....................                            7.07                            11.90
  1994....................                           -1.15                            -5.35
  1995....................                           33.80                            30.24
  1996....................                           19.91                            19.52                              11.41%
  1997....................                           29.23                            25.65                              12.94
  1998....................    -0.01%      -1.99%     25.45      5.39%     5.71%       25.46                  5.25%        3.80
  1999....................    -3.72       -9.06      18.21     22.03     19.90        15.96                 14.89         1.05
  2000....................     8.81        9.87     -11.29    -16.51     -6.05        -8.16      -27.99%    25.29        -1.51
  2001....................     4.18       15.78     -15.22    -24.25     -2.21       -18.69      -32.48     -4.71         1.59
Cumulative Return.........     9.14       13.38     227.14    -18.66     16.45       479.20      -51.38     44.36        32.08
Annual Effective Rate of
  Return..................     2.88        4.16      10.69     -6.48      5.06         9.96      -35.09     12.65         5.03



                                                         ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                         ------------------------------------------------------------------------------
                                                    AMERICAN      AMERICAN      METLIFE    STATE              FRANKLIN
                                         AMERICAN    FUNDS      FUNDS GLOBAL    MID CAP    STREET             TEMPLETON
                                          FUNDS     GROWTH-        SMALL         STOCK    RESEARCH   JANUS    SMALL CAP
                                          GROWTH     INCOME    CAPITALIZATION    INDEX     AURORA    GROWTH    GROWTH
                                         --------   --------   --------------   -------   --------   ------   ---------
As of December 31:
  1983.................................
  1984.................................    -0.38%      6.54%
  1985.................................    16.95      33.72
  1986.................................    27.05      19.06
  1987.................................     5.37      -1.94
  1988.................................    11.70      11.47
  1989.................................    27.88      22.23
  1990.................................    -6.79      -5.03
  1991.................................    29.98      20.97
  1992.................................     8.06       5.25
  1993.................................    13.47       9.52
  1994.................................    -1.93      -0.42
  1995.................................    30.04      29.76
  1996.................................    10.62      15.85
  1997.................................    27.02      22.85
  1998.................................    32.37      15.58          1.04%
  1999.................................    53.95       8.84         86.92
  2000.................................     2.28       5.67        -18.35         4.34%    20.76%
  2001.................................   -19.89       0.37        -14.85        -3.56     13.54     -22.76%   -12.29%
Cumulative Return......................   890.22     636.43         31.25         0.62     37.11     -22.76    -12.29
Annual Effective Rate of Return........    13.72      11.85          7.69         0.44     24.96     -32.05    -17.82

                                                                      WITHDRAWAL VALUE(1)
                                ------------------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983........................                                                       5.11%      1.79%        4.51%        1.07%
  1984........................                                                       1.35       6.27        14.37         3.95
  1985........................                                                      33.62      31.73        18.06         3.77
  1986........................                                                      27.25      18.66        13.13         1.13
  1987........................                                                       5.55       5.25         3.66         4.41
  1988........................                                                      16.21      16.61         6.67         4.42
  1989........................                                                      32.24      31.69        12.77         4.65
  1990........................                                                      -0.54      -3.10         9.16         6.11
  1991........................                                                      24.25      30.47        14.62         3.06
  1992........................                                                       7.40       7.62         7.17         2.90
  1993........................                                                      16.97      10.08         8.79         2.75
  1994........................                                                       5.02       1.32        -1.93         2.67
  1995........................                                                      36.94      37.58        15.33         2.54
  1996........................                                                      28.91      22.96         4.05         3.32
  1997........................                                                      24.91      33.36         7.87         1.83
  1998........................                                                      18.14      28.52         8.44         1.61
  1999........................                                                      27.21      21.04        -2.15         2.68
  2000........................                                                      -4.51      -9.11        10.12         3.39
  2001........................   5.82%     -27.77%    -10.94%      -10.56%          -5.41     -11.88         8.96         1.72
Cumulative Return.............   5.82      -27.77     -10.94       -10.56        1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return......................   7.00      -32.24     -12.94       -12.50           15.63      14.32         8.95         3.18



                                                              ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                           --------------------------------------------------------------------------------------
                                                                            SALOMON
                                           STATE STREET   STATE STREET     BROTHERS       SALOMON
                                             RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                              MONEY           BOND           BOND           U.S.                 EQUITY    VALUE
                                            MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH   VENTURE
                                           ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983...................................       2.03%          2.83%
  1984...................................       8.14           9.97
  1985...................................       5.75          16.06
  1986...................................       4.34          12.24
  1987...................................       4.07          -0.06
  1988...................................       5.06           5.92
  1989...................................       6.78           9.79
  1990...................................       5.73           5.65
  1991...................................       3.81          15.36
  1992...................................       1.45           5.79
  1993...................................       0.64          10.15
  1994...................................       1.63          -5.49          -2.01%        -0.02%      -0.72%     -3.45%   -4.11%
  1995...................................       3.33          18.57          16.77         12.49       22.10      45.61    36.35
  1996...................................       2.75           2.30          11.85          0.99       14.38      10.74    23.09
  1997...................................       2.98           8.48           8.66          6.07       13.69      22.98    30.76
  1998...................................       2.91           6.68          -0.21          5.22        6.76      44.70    11.98
  1999...................................       2.62          -2.63          -0.80         -1.99       -7.15      31.38    15.10
  2000...................................       3.87           5.81           4.86          8.02       -4.05     -15.47     7.21
  2001...................................       1.66           6.59           4.70          4.59       -6.51     -13.82   -12.97
Cumulative Return........................      97.37         254.28          51.14         40.36       40.17     165.15   153.08
Annual Effective Rate of Return..........       3.78           7.14           5.93          4.85        4.83      14.58    13.84

                                                         ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                          ------------------------------------------------------------------------------
                                          HARRIS    LOOMIS
                                          OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM
                                          FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    JANUS
                                           VALUE     CAP       TRUST     MANAGERS   EQUITY(3)        STOCK       MID CAP
                                          -------   ------   ---------   --------   ----------   -------------   -------
As of December 31:
  1983..................................
  1984..................................
  1985..................................
  1986..................................
  1987..................................
  1988..................................
  1989..................................
  1990..................................
  1991..................................                                                             -3.17%
  1992..................................                                                            -12.30
  1993..................................   12.91%                                      12.42%        43.69
  1994..................................   -2.52     -4.81%                            -3.43          3.44
  1995..................................   27.53     26.01                             33.53         -1.40
  1996..................................   15.07     27.86                             15.54         -3.99
  1997..................................   14.82     22.18                             30.66         -4.55        25.72%
  1998..................................   -7.48     -3.79                             21.87         19.92        34.11
  1999..................................   -1.81     28.97      1.18%      17.92%       7.08         14.00       118.15
  2000..................................   17.89      3.05     -2.46       -5.81       -7.13        -12.13       -32.74
  2001..................................   25.17    -10.70    -17.78      -22.76      -15.70        -22.38       -39.24
Cumulative Return.......................  148.62    113.98    -18.85      -14.21      123.61          6.33        50.31
Annual Effective Rate of Return.........   11.08     10.43     -7.53       -5.58        9.73          0.58         8.80



                                                       ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                            ------------------------------------------------------------------------------------------------------
                             LEHMAN                                                                       NEUBERGER
                            BROTHERS     HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                            AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS    LORD ABBETT
                              BOND      LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP        BOND
                              INDEX       VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE     DEBENTURE(4)
                            ---------   ---------   -------   -------   -------   ------------   ------   ---------   ------------
As of December 31:
  1983....................                                                            -4.03%
  1984....................                                                            -1.88
  1985....................                                                            31.75
  1986....................                                                             7.76
  1987....................                                                             4.78
  1988....................                                                             8.09
  1989....................                                                            29.27
  1990....................                            0.18%                           -7.50
  1991....................                           26.85                            30.14
  1992....................                            4.93                             9.11
  1993....................                            7.09                            11.92
  1994....................                           -1.15                            -5.35
  1995....................                           33.87                            30.27
  1996....................                           19.94                            19.53                              11.11%
  1997....................                           29.27                            25.67                              12.98
  1998....................    -0.31%      -2.29%     25.47      5.09%     5.41%       25.47                  4.95%        3.81
  1999....................    -3.73       -9.09      18.22     22.09     19.96        15.96                 14.93         1.06
  2000....................     8.84        9.91     -11.30    -16.55     -6.07        -8.17      -28.29%    25.35        -1.51
  2001....................     4.19       15.83     -15.23    -24.32     -2.21       -18.70      -32.62     -4.72         1.60
Cumulative Return.........     8.84       13.08     226.84    -18.96     16.15       478.90      -51.68     44.06        31.78
Annual Effective Rate of
  Return..................     2.79        4.07      10.68     -6.59      4.98         9.96      -35.33     12.57         4.99

                                                            ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                           ---------------------------------------------------------------------------------
                                                                    AMERICAN
                                                      AMERICAN       FUNDS        METLIFE     STATE                FRANKLIN
                                           AMERICAN    FUNDS         GLOBAL       MID CAP     STREET               TEMPLETON
                                            FUNDS     GROWTH-        SMALL         STOCK     RESEARCH    JANUS     SMALL CAP
                                            GROWTH     INCOME    CAPITALIZATION    INDEX      AURORA     GROWTH     GROWTH
                                           --------   --------   --------------   --------   --------   --------   ---------
As of December 31:
  1983...................................
  1984...................................    -0.68%      6.24%
  1985...................................    17.00      33.82
  1986...................................    27.12      19.10
  1987...................................     5.38      -1.94
  1988...................................    11.72      11.49
  1989...................................    27.92      22.27
  1990...................................    -6.80      -5.04
  1991...................................    30.02      21.00
  1992...................................     8.07       5.26
  1993...................................    13.48       9.53
  1994...................................    -1.94      -0.42
  1995...................................    30.06      29.79
  1996...................................    10.63      15.86
  1997...................................    27.04      22.87
  1998...................................    32.39      15.59          0.74%
  1999...................................    53.97       8.84         87.17
  2000...................................     2.29       5.67        -18.41           4.04%    20.46%
  2001...................................   -19.89       0.37        -14.88          -3.57     13.57      -23.06%    -12.59%
Cumulative Return........................   889.92     636.13         30.95           0.32     36.81      -23.06     -12.59
Annual Effective Rate of Return..........    13.72      11.84          7.63           0.23     24.77      -32.45     -18.24



                                                        ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                ------------------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983........................                                                       5.11%      1.79%        4.51%        1.07%
  1984........................                                                       1.35       6.27        14.37         3.95
  1985........................                                                      33.62      31.73        18.06         3.77
  1986........................                                                      27.25      18.66        13.13         1.13
  1987........................                                                       5.55       5.25         3.66         4.41
  1988........................                                                      16.21      16.61         6.67         4.42
  1989........................                                                      32.24      31.69        12.77         4.65
  1990........................                                                      -0.54      -3.10         9.16         6.11
  1991........................                                                      24.25      30.47        14.62         3.06
  1992........................                                                       7.40       7.62         7.17         2.90
  1993........................                                                      16.97      10.08         8.79         2.75
  1994........................                                                       5.02       1.32        -1.93         2.67
  1995........................                                                      36.94      37.58        15.33         2.54
  1996........................                                                      28.91      22.96         4.05         3.32
  1997........................                                                      24.91      33.36         7.87         1.83
  1998........................                                                      18.14      28.52         8.44         1.61
  1999........................                                                      27.21      21.04        -2.15         2.68
  2000........................                                                      -4.51      -9.11        10.12         3.39
  2001........................   5.52%     -28.07%    -11.24%      -10.86           -5.41     -11.88         8.96         1.72
Cumulative Return.............   5.52      -28.07     -11.24       -10.86        1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return......................   6.64      -32.58     -13.30       -12.86           15.63      14.32         8.95         3.18

L CLASS

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                         INVESTMENT RESULTS -- L CLASS


                                                                    CONTRACT VALUE(1)
                       ------------------------------------------------------------------------------------------------------------
                                                        SALOMON
                       STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                         RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                          MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                        MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                       ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............   $10,236.72     $10,316.80
  1984...............    11,078.84      11,353.80
  1985...............    11,726.21      13,185.75
  1986...............    12,245.67      14,811.09
  1987...............    12,756.21      14,816.52
  1988...............    13,413.17      15,707.92
  1989...............    14,334.55      17,260.39
  1990...............    15,169.89      18,252.23
  1991...............    15,763.11      21,073.21
  1992...............    16,006.96      22,313.31
  1993...............    16,126.24      24,599.06                                                                        $11,328.28
  1994...............    16,405.20      23,274.74     $ 9,830.50     $10,029.59   $ 9,959.84   $ 9,686.70   $ 9,620.74    11,055.04
  1995...............    16,967.43      27,619.61      11,485.90     11,290.09     12,166.00    14,105.24    13,120.51    14,104.28
  1996...............    17,451.60      28,283.64      12,856.04     11,413.14     13,924.70    15,632.88    16,159.02    16,241.27
  1997...............    17,988.97      30,711.48      13,980.97     12,116.10     15,842.86    19,237.15    21,141.12    18,662.37
  1998...............    18,530.75      32,795.57      13,965.98     12,760.14     16,928.33    27,851.26    23,694.75    17,286.95
  1999...............    19,035.51      31,965.41      13,868.66     12,519.67     15,735.99    36,618.61    27,295.49    16,992.32
  2000...............    19,790.46      33,854.60      14,555.95     13,534.51     15,115.93    30,988.84    29,289.67    20,047.02
  2001...............    20,139.15      36,121.96      15,253.74     14,168.32     14,148.78    26,736.52    25,521.19    25,110.36


                                                                  CONTRACT VALUE(1)
                       --------------------------------------------------------------------------------------------------------
                                                                                                          LEHMAN
                         LOOMIS                                                                          BROTHERS      HARRIS
                         SAYLES        MFS          MFS           FI          PUTNAM                    AGGREGATE     OAKMARK
                         SMALL      INVESTORS     RESEARCH    STRUCTURED   INTERNATIONAL     JANUS         BOND      LARGE CAP
                          CAP         TRUST       MANAGERS    EQUITY(3)        STOCK        MID CAP       INDEX        VALUE
                       ----------   ----------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                       $ 9,719.40
 1992................                                                         8,535.87
 1993................                                         $11,279.17     12,263.98
 1994................  $ 9,555.82                              10,903.78     12,697.07
 1995................   12,045.32                              14,564.42     12,532.94
 1996................   15,408.93                              16,840.63     12,046.26
 1997................   18,839.30                              22,017.70     11,510.96     $12,612.86
 1998................   18,145.41                              26,854.28     13,811.75      16,921.87   $10,000.03   $ 9,801.64
 1999................   23,416.34   $10,155.07   $11,830.29    28,783.14     15,756.70      36,915.77     9,637.92     8,922.79
 2000................   24,153.62     9,915.83    11,156.28    26,760.02     13,863.90      24,864.64    10,497.78     9,813.63
 2001................   21,594.05     8,166.85     8,632.43    22,587.66     10,778.51      15,134.70    10,947.47    11,373.47

                          CONTRACT VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $10,055.08
 1991................   12,759.75
 1992................   13,401.41
 1993................   14,363.58
 1994................   14,213.08
 1995................   19,036.17
 1996................   22,850.11
 1997................   29,558.79
 1998................   37,117.80   $10,539.64
 1999................   43,920.82    12,874.49
 2000................   39,002.20    10,759.94
 2001................   33,100.50     8,158.87

                                                                     CONTRACT VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER                                                 AMERICAN
                                    STATE STREET     BERMAN                                   AMERICAN        FUNDS         PUTNAM
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS          GLOBAL         LARGE
                          2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-         SMALL           CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   -----------   ----------   --------------   ---------
As of December 31:
  1983...............                $ 9,632.08
  1984...............                  9,460.93                                $9,969.90...  $10,663.35
  1985...............                 12,467.77                                11,671.77..    14,273.75
  1986...............                 13,447.03                                14,843.59..    17,011.76
  1987...............                 14,101.97                                15,656.04..    16,699.27
  1988...............                 15,256.43                                17,505.56..    18,633.00
  1989...............                 19,733.25                                22,407.87..    22,798.85
  1990...............                 18,273.81                                20,907.36..    21,673.09
  1991...............                 23,796.89                                27,202.93..    26,244.17
  1992...............                 25,987.75                                29,425.91..    27,650.87
  1993...............                 29,110.85                                33,423.30..    30,314.77
  1994...............                 27,581.88                                32,809.63..    30,217.00
  1995...............                 35,958.02                                42,707.01..    39,248.71
  1996...............                 43,019.75                  $11,148.58    47,291.61..    45,514.95
  1997...............                 54,108.80                   12,604.28    60,130.48..    55,971.90
  1998...............  $10,571.76     67,951.95    $10,525.68     13,096.94    79,675.48..    64,756.77     $10,110.66
  1999...............   12,688.28     78,874.05     12,104.87     13,248.16    122,786.64..   70,550.13      18,917.26
  2000...............   11,932.46     72,506.79     15,181.38     13,061.39    125,717.65..   74,623.80      15,455.79     $7,205.74
  2001...............   11,680.85     59,011.70     14,480.50     13,283.10    100,816.64..   74,977.59      13,173.38      4,870.19


                                                           CONTRACT VALUE(1)
                              ---------------------------------------------------------------------------
                               METLIFE                                FRANKLIN
                               MID CAP     STATE STREET               TEMPLETON     PIMCO
                                STOCK        RESEARCH       JANUS     SMALL CAP     TOTAL        PIMCO
                                INDEX         AURORA       GROWTH      GROWTH       RETURN     INNOVATION
                              ----------   ------------   ---------   ---------   ----------   ----------
As of December 31:
  1983......................
  1984......................
  1985......................
  1986......................
  1987......................
  1988......................
  1989......................
  1990......................
  1991......................
  1992......................
  1993......................
  1994......................
  1995......................
  1996......................
  1997......................
  1998......................
  1999......................
  2000......................  $10,438.35    $12,060.88
  2001......................   10,076.68     13,730.59    $7,728.73   $8,776.47   $10,593.91   $7,229.48

                                  CONTRACT VALUE(1)
                              -------------------------

                                 MFS           MFS
                               MID CAP      RESEARCH
                               GROWTH     INTERNATIONAL
                              ---------   -------------
As of December 31:
  1983......................
  1984......................
  1985......................
  1986......................
  1987......................
  1988......................
  1989......................
  1990......................
  1991......................
  1992......................
  1993......................
  1994......................
  1995......................
  1996......................
  1997......................
  1998......................
  1999......................
  2000......................
  2001......................  $8,913.68     $8,951.32

                                                                    WITHDRAWAL VALUE(1)
                        ------------------------------------------------------------------------------------------------------------
                                                         SALOMON
                        STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                           MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                        ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983................   $ 9,490.15     $ 9,564.63
  1984................    10,508.84      10,783.80
  1985................    11,246.21      12,705.75
  1986................    12,215.67      14,781.09
  1987................    12,726.21      14,786.52
  1988................    13,383.17      15,677.92
  1989................    14,304.55      17,230.39
  1990................    15,139.89      18,222.23
  1991................    15,733.11      21,043.21
  1992................    15,976.96      22,283.31
  1993................    16,096.24      24,569.06                                                                        $10,505.30
  1994................    16,375.20      23,244.74     $ 9,112.37     $9,297.52    $ 9,232.65   $ 8,978.63   $ 8,917.28    10,485.04
  1995................    16,937.43      27,589.61      10,915.90     10,720.09     11,596.00    13,535.24    12,550.51    13,624.28
  1996................    17,421.60      28,253.64      12,376.04     10,933.14     13,444.70    15,152.88    15,679.02    16,211.27
  1997................    17,958.97      30,681.48      13,950.97     12,086.10     15,812.86    19,207.15    21,111.12    18,632.37
  1998................    18,500.75      32,765.57      13,935.98     12,730.14     16,898.33    27,821.26    23,664.75    17,256.95
  1999................    19,005.51      31,935.41      13,838.66     12,489.67     15,705.99    36,588.61    27,265.49    16,962.32
  2000................    19,760.46      33,824.60      14,525.95     13,504.51     15,085.93    30,958.84    29,259.67    20,017.02
  2001................    20,109.15      36,091.96      15,223.74     14,138.32     14,118.78    26,706.52    25,491.19    25,080.36


                                                                 WITHDRAWAL VALUE(1)
                       -------------------------------------------------------------------------------------------------------
                                                                                                         LEHMAN
                         LOOMIS                                                                         BROTHERS      HARRIS
                         SAYLES        MFS         MFS           FI          PUTNAM                    AGGREGATE     OAKMARK
                         SMALL      INVESTORS    RESEARCH    STRUCTURED   INTERNATIONAL     JANUS         BOND      LARGE CAP
                          CAP         TRUST      MANAGERS    EQUITY(3)        STOCK        MID CAP       INDEX        VALUE
                       ----------   ---------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                      $ 9,009.04
 1992................                                                        7,965.87
 1993................                                        $10,459.63     11,783.98
 1994................  $ 8,856.92                             10,333.78     12,667.07
 1995................   11,475.32                             14,084.42     12,502.94
 1996................   14,928.93                             16,810.63     12,016.26
 1997................   18,809.30                             21,987.70     11,480.96     $11,782.86
 1998................   18,115.41                             26,824.28     13,781.75      16,351.87   $ 9,270.03   $9,085.52
 1999................   23,386.34   $9,414.22   $11,000.29    28,753.14     15,726.70      36,435.77     9,067.92    8,352.79
 2000................   24,123.62    9,345.83    10,586.28    26,730.02     13,833.90      24,834.64    10,017.78    9,333.63
 2001................   21,564.05    7,686.85     8,152.43    22,557.66     10,748.51      15,104.70    10,917.47   11,343.47

                         WITHDRAWAL VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $ 9,321.23
 1991................   12,189.75
 1992................   12,921.41
 1993................   14,333.58
 1994................   14,183.08
 1995................   19,006.17
 1996................   22,820.11
 1997................   29,528.79
 1998................   37,087.80   $ 9,771.87
 1999................   43,890.82    12,304.49
 2000................   38,972.20    10,279.94
 2001................   33,070.50     8,128.87

                                                                    WITHDRAWAL VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER                                                 AMERICAN
                                    STATE STREET     BERMAN                                   AMERICAN        FUNDS
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS          GLOBAL        PUTNAM
                          2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-         SMALL        LARGE CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   -----------   ----------   --------------   ---------
As of December 31:
  1983...............                $ 8,927.84
  1984...............                  8,890.93                                $  9,242.01   $ 9,886.92
  1985...............                 11,987.77                                  11,101.77    13,703.75
  1986...............                 13,417.03                                  14,363.59    16,531.76
  1987...............                 14,071.97                                  15,626.04    16,669.27
  1988...............                 15,226.43                                  17,475.56    18,603.00
  1989...............                 19,703.25                                  22,377.87    22,768.85
  1990...............                 18,243.81                                  20,877.36    21,643.09
  1991...............                 23,766.89                                  27,172.93    26,214.17
  1992...............                 25,957.75                                  29,395.91    27,620.87
  1993...............                 29,080.85                                  33,393.30    30,284.77
  1994...............                 27,551.88                                  32,779.63    30,187.00
  1995...............                 35,928.02                                  42,677.01    39,218.71
  1996...............                 42,989.75                  $10,338.18      47,261.61    45,484.95
  1997...............                 54,078.80                   12,034.28      60,100.48    55,941.90
  1998...............  $ 9,801.74     67,921.95    $ 9,758.88     12,616.94      79,645.48    64,726.77     $ 9,372.92
  1999...............   12,118.28     78,844.05     11,534.87     13,218.16     122,756.64    70,520.13      18,347.26
  2000...............   11,452.46     72,476.79     14,701.38     13,031.39     125,687.65    74,593.80      14,975.79     $6,671.34
  2001...............   11,650.85     58,981.70     14,450.50     13,253.10     100,786.64    74,947.59      13,143.38      4,300.19



                                                                     WITHDRAWAL VALUE(1)
                             ---------------------------------------------------------------------------------------------------
                                                                  FRANKLIN
                              METLIFE      STATE                  TEMPLETON
                              MID CAP      STREET                   SMALL       PIMCO                     MFS           MFS
                               STOCK      RESEARCH      JANUS        CAP        TOTAL       PIMCO       MID CAP      RESEARCH
                               INDEX       AURORA      GROWTH      GROWTH      RETURN     INNOVATION    GROWTH     INTERNATIONAL
                             ---------   ----------   ---------   ---------   ---------   ----------   ---------   -------------
As of December 31:
  1983.....................
  1984.....................
  1985.....................
  1986.....................
  1987.....................
  1988.....................
  1989.....................
  1990.....................
  1991.....................
  1992.....................
  1993.....................
  1994.....................
  1995.....................
  1996.....................
  1997.....................
  1998.....................
  1999.....................
  2000.....................  $9,677.70   $11,250.88
  2001.....................   9,506.68    13,160.59   $7,157.72   $8,132.12   $9,822.33   $6,693.41    $8,259.72     $8,294.72

                                                           ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                      ---------------------------------------------------------------------------------------
                                                                       SALOMON
                                      STATE STREET   STATE STREET     BROTHERS       SALOMON
                                        RESEARCH       RESEARCH       STRATEGIC      BROTHERS                ALGER     DAVIS
                                         MONEY           BOND           BOND           U.S.                 EQUITY    VENTURE
                                       MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH     VALUE
                                      ------------   ------------   -------------   ----------   --------   -------   -------
As of December 31:
  1983..............................       2.37%          3.17%
  1984..............................       8.23          10.05
  1985..............................       5.84          16.14
  1986..............................       4.43          12.33
  1987..............................       4.17           0.04
  1988..............................       5.15           6.02
  1989..............................       6.87           9.88
  1990..............................       5.83           5.75
  1991..............................       3.91          15.46
  1992..............................       1.55           5.88
  1993..............................       0.75          10.24
  1994..............................       1.73          -5.38          -1.69%          0.30%      -0.40%     -3.13%    -3.79%
  1995..............................       3.43          18.67          16.84          12.57       22.15      45.61     36.38
  1996..............................       2.85           2.40          11.93           1.09       14.46      10.83     23.16
  1997..............................       3.08           8.58           8.75           6.16       13.78      23.06     30.83
  1998..............................       3.01           6.79          -0.11           5.32        6.85      44.78     12.08
  1999..............................       2.72          -2.53          -0.70          -1.88       -7.04      31.48     15.20
  2000..............................       3.97           5.91           4.96           8.11       -3.94     -15.37      7.31
  2001..............................       1.76           6.70           4.79           4.68       -6.40     -13.72    -12.87
Cumulative Return...................     101.39         261.22          52.54          41.68       41.49     167.37    155.21
Annual Effective Rate of Return.....       3.89           7.26           6.07           4.98        4.95      14.71     13.97



                                                              ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                             -------------------------------------------------------------------------------
                                             HARRIS    LOOMIS
                                             OAKMARK   SAYLES       MFS        MFS          FI          PUTNAM        JANUS
                                             FOCUSED    SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL     MID
                                              VALUE      CAP       TRUST     MANAGERS     EQUITY         STOCK         CAP
                                             -------   -------   ---------   --------   ----------   -------------   -------
As of December 31:
  1983.....................................
  1984.....................................
  1985.....................................
  1986.....................................
  1987.....................................
  1988.....................................
  1989.....................................
  1990.....................................
  1991.....................................                                                              -2.81%
  1992.....................................                                                             -12.18
  1993.....................................   13.28%                                       12.79%        43.68
  1994.....................................   -2.41      -4.44%                            -3.33          3.53
  1995.....................................   27.58      26.05                             33.57         -1.29
  1996.....................................   15.15      27.92                             15.63         -3.88
  1997.....................................   14.91      22.26                             30.74         -4.44         26.13%
  1998.....................................   -7.37      -3.68                             21.97         19.99         34.16
  1999.....................................   -1.70      29.05      1.55%      18.30%       7.18         14.08        118.15
  2000.....................................   17.98       3.15     -2.36       -5.70       -7.03        -12.01        -32.64
  2001.....................................   25.26     -10.60    -17.64      -22.62      -15.59        -22.25        -39.13
Cumulative Return..........................  151.10     115.94    -18.33      -13.68      125.88          7.79         51.35
Annual Effective Rate of Return............   11.21      10.56     -7.31       -5.36        9.86          0.71          8.96

                                                        ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                            ------------------------------------------------------------------------------------------------------
                             LEHMAN                                                                       NEUBERGER
                            BROTHERS     HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                            AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS    LORD ABBETT
                              BOND      LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP        BOND
                              INDEX       VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE     DEBENTURE(4)
                            ---------   ---------   -------   -------   -------   ------------   ------   ---------   ------------
As of December 31:
  1983....................                                                            -3.68%
  1984....................                                                            -1.78
  1985....................                                                            31.78
  1986....................                                                             7.85
  1987....................                                                             4.87
  1988....................                                                             8.19
  1989....................                                                            29.34
  1990....................                            0.55%                           -7.40
  1991....................                           26.90                            30.22
  1992....................                            5.03                             9.21
  1993....................                            7.18                            12.02
  1994....................                           -1.05                            -5.25
  1995....................                           33.93                            30.37
  1996....................                           20.04                            19.64                              11.49%
  1997....................                           29.36                            25.78                              13.06
  1998....................     0.00%      -1.98%     25.57      5.40%     5.72%       25.58                  5.26%        3.91
  1999....................    -3.62       -8.97      18.33     22.15     20.02        16.07                 15.00         1.15
  2000....................     8.92        9.98     -11.20    -16.42     -5.96        -8.07      -27.94%    25.42        -1.41
  2001....................     4.28       15.89     -15.13    -24.17     -2.11       -18.61      -32.41     -4.62         1.70
Cumulative Return.........     9.47       13.73     231.01    -18.41     16.81       490.12      -51.30     44.81        32.83
Annual Effective Rate of
  Return..................     2.98        4.26      10.80     -6.39      5.17        10.07      35.03      12.76         5.14



                                                               ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                               ------------------------------------------------------------------------------
                                                                        AMERICAN
                                                          AMERICAN       FUNDS        METLIFE    STATE              FRANKLIN
                                               AMERICAN    FUNDS         GLOBAL       MID CAP    STREET             TEMPLETON
                                                FUNDS     GROWTH-        SMALL         STOCK    RESEARCH   JANUS    SMALL CAP
                                                GROWTH     INCOME    CAPITALIZATION    INDEX     AURORA    GROWTH    GROWTH
                                               --------   --------   --------------   -------   --------   ------   ---------
As of December 31:
  1983.......................................
  1984.......................................    -0.30%      6.63%
  1985.......................................    17.07      33.86
  1986.......................................    27.18      19.18
  1987.......................................     5.47      -1.84
  1988.......................................    11.81      11.58
  1989.......................................    28.00      22.36
  1990.......................................    -6.70      -4.94
  1991.......................................    30.11      21.09
  1992.......................................     8.17       5.36
  1993.......................................    13.58       9.63
  1994.......................................    -1.84      -0.32
  1995.......................................    30.17      29.89
  1996.......................................    10.74      15.97
  1997.......................................    27.15      22.97
  1998.......................................    32.50      15.70          1.11%
  1999.......................................    54.11       8.95         87.10
  2000.......................................     2.39       5.77        -18.30         4.38%    20.61%
  2001.......................................   -19.81       0.47        -14.77        -3.47     13.66     -22.71%   -12.24%
Cumulative Return............................   908.17     649.78         31.73         0.77     37.31     -22.71    -12.24
Annual Effective Rate of Return..............    13.83      11.96          7.80         0.54     25.09     -31.98    -17.74

                                                    ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                -------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983........................                                                       5.11%      1.79%        4.51%        1.07%
  1984........................                                                       1.35       6.27        14.37         3.95
  1985........................                                                      33.62      31.73        18.06         3.77
  1986........................                                                      27.25      18.66        13.13         1.13
  1987........................                                                       5.55       5.25         3.66         4.41
  1988........................                                                      16.21      16.61         6.67         4.42
  1989........................                                                      32.24      31.69        12.77         4.65
  1990........................                                                      -0.54      -3.10         9.16         6.11
  1991........................                                                      24.25      30.47        14.62         3.06
  1992........................                                                       7.40       7.62         7.17         2.90
  1993........................                                                      16.97      10.08         8.79         2.75
  1994........................                                                       5.02       1.32        -1.93         2.67
  1995........................                                                      36.94      37.58        15.33         2.54
  1996........................                                                      28.91      22.96         4.05         3.32
  1997........................                                                      24.91      33.36         7.87         1.83
  1998........................                                                      18.14      28.52         8.44         1.61
  1999........................                                                      27.21      21.04        -2.15         2.68
  2000........................                                                      -4.51      -9.11        10.12         3.39
  2001........................   5.94%     -27.71%    -10.85%      -10.49%          -5.41     -11.88         8.96         1.72
Cumulative Return.............   5.94      -27.71     -10.85       -10.49        1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return......................   7.15      -32.17     -12.86       -12.42           15.63      14.32         8.95         3.18



                                                           ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................      -5.10%         -4.35%
  1984................................      10.73          12.75
  1985................................       7.02          17.82
  1986................................       8.62          16.33
  1987................................       4.18           0.04
  1988................................       5.16           6.03
  1989................................       6.88           9.90
  1990................................       5.84           5.76
  1991................................       3.92          15.48
  1992................................       1.55           5.89
  1993................................       0.75          10.26
  1994................................       1.73          -5.39          -8.88%        -7.02%      -7.67%    -10.21%  -10.83%
  1995................................       3.43          18.69          19.79         15.30       25.60      50.75    40.74
  1996................................       2.86           2.41          13.38          1.99       15.94      11.95    24.93
  1997................................       3.08           8.59          12.73         10.55       17.61      26.76    34.65
  1998................................       3.02           6.79          -0.11          5.33        6.86      44.85    12.10
  1999................................       2.73          -2.53          -0.70         -1.89       -7.06      31.51    15.22
  2000................................       3.97           5.92           4.97          8.13       -3.95     -15.39     7.31
  2001................................       1.76           6.70           4.80          4.69       -6.41     -13.74   -12.88
Cumulative Return.....................     101.09         280.92          52.24         41.35       41.19     167.07   154.91
Annual Effective Rate of Return.......       3.88           7.25           6.04          4.95        4.93      14.70    13.95

                                                          ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                           -----------------------------------------------------------------------------
                                           HARRIS    LOOMIS
                                           OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                           FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                            VALUE     CAP       TRUST     MANAGERS   EQUITY(3)        STOCK        CAP
                                           -------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983...................................
  1984...................................
  1985...................................
  1986...................................
  1987...................................
  1988...................................
  1989...................................
  1990...................................
  1991...................................                                                             -9.91%
  1992...................................                                                            -11.58
  1993...................................    5.05%                                       4.60%        47.93
  1994...................................   -0.19    -11.43%                            -1.20          7.49
  1995...................................   29.94     29.56                             36.29         -1.30
  1996...................................   18.99     30.10                             19.36         -3.89
  1997...................................   14.93     25.99                             30.80         -4.45        17.83%
  1998...................................   -7.38     -3.69                             22.00         20.04        38.78
  1999...................................   -1.71     29.10     -5.86%      10.00%       7.19         14.11       122.82
  2000...................................   18.01      3.15     -0.73       -3.76       -7.04        -12.04       -31.84
  2001...................................   25.30    -10.61    -17.75      -22.99      -15.61        -22.30       -38.15
Cumulative Return........................  150.80    115.64    -23.13      -16.48      125.58          7.49        51.05
Annual Effective Rate of Return..........   11.19     10.54     -9.39       -7.37        9.84          0.68         8.91



                                                       ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                             ----------------------------------------------------------------------------------------------------
                              LEHMAN                                                 STATE               NEUBERGER
                             BROTHERS     HARRIS               MORGAN                STREET     PUTNAM    BERMAN
                             AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL    RESEARCH    LARGE    PARTNERS    LORD ABBETT
                               BOND      LARGE CAP    STOCK     EAFE      2000     INVESTMENT    CAP      MID CAP        BOND
                               INDEX       VALUE      INDEX     INDEX     INDEX      TRUST      GROWTH     VALUE     DEBENTURE(4)
                             ---------   ---------   -------   -------   -------   ----------   ------   ---------   ------------
As of December 31:
  1983.....................                                                          -10.72%
  1984.....................                                                           -0.41
  1985.....................                                                           34.83
  1986.....................                                                           11.92
  1987.....................                                                            4.88
  1988.....................                                                            8.20
  1989.....................                                                           29.40
  1990.....................                           -6.79%                          -7.41
  1991.....................                           30.77                           30.27
  1992.....................                            6.00                            9.22
  1993.....................                           10.93                           12.03
  1994.....................                           -1.05                           -5.26
  1995.....................                           34.01                           30.40
  1996.....................                           20.07                           19.66                              3.38%
  1997.....................                           29.40                           25.79                             16.41
  1998.....................    -7.30%      -9.14%     25.60     -2.28%    -1.98%      25.60                -2.41%        4.84
  1999.....................    -2.18       -8.06      18.34     25.92     23.63       16.08                18.20         4.77
  2000.....................    10.47       11.74     -11.21    -16.45     -5.49       -8.08     -33.29%    27.45        -1.41
  2001.....................     6.98       21.53     -15.14    -20.92      1.73      -18.62     -35.54     -1.71         1.70
Cumulative Return..........     9.17       13.43     230.71    -18.71     16.51      489.62     -57.00     44.51        32.53
Annual Effective Rate of
  Return...................     2.69        4.17      10.79     -6.50      5.08       10.07     -39.70     12.89         5.09

                                                              ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                               ------------------------------------------------------------------------------
                                                                        AMERICAN
                                                          AMERICAN       FUNDS        METLIFE    STATE              FRANKLIN
                                               AMERICAN    FUNDS         GLOBAL       MID CAP    STREET             TEMPLETON
                                                FUNDS     GROWTH-        SMALL         STOCK    RESEARCH   JANUS    SMALL CAP
                                                GROWTH     INCOME    CAPITALIZATION    INDEX     AURORA    GROWTH    GROWTH
                                               --------   --------   --------------   -------   --------   ------   ---------
As of December 31:
  1983.......................................
  1984.......................................    -7.58%     -1.13%
  1985.......................................    20.12      38.60
  1986.......................................    29.38      20.64
  1987.......................................     8.79       0.83
  1988.......................................    11.84      11.60
  1989.......................................    28.05      22.39
  1990.......................................    -6.71      -4.94
  1991.......................................    30.16      21.12
  1992.......................................     8.18       5.37
  1993.......................................    13.60       9.64
  1994.......................................    -1.84      -0.32
  1995.......................................    30.19      29.92
  1996.......................................    10.74      15.98
  1997.......................................    27.17      22.99
  1998.......................................    32.52      15.70         -6.27%
  1999.......................................    54.13       8.95         95.75
  2000.......................................     2.39       5.78        -18.38        -3.22%    12.51%
  2001.......................................   -19.81       0.47        -12.24        -1.77     16.97     -28.42%   -18.68%
Cumulative Return............................   907.87     649.48         31.43        -4.93     31.61     -28.42    -18.68
Annual Effective Rate of Return..............    13.83      11.96          7.74        -3.51     21.40     -39.36    -26.60



                                                        ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                ------------------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983........................                                                       5.11%      1.79%        4.51%        1.07%
  1984........................                                                       1.35       6.27        14.37         3.95
  1985........................                                                      33.62      31.73        18.06         3.77
  1986........................                                                      27.25      18.66        13.13         1.13
  1987........................                                                       5.55       5.25         3.66         4.41
  1988........................                                                      16.21      16.61         6.67         4.42
  1989........................                                                      32.24      31.69        12.77         4.65
  1990........................                                                      -0.54      -3.10         9.16         6.11
  1991........................                                                      24.25      30.47        14.62         3.06
  1992........................                                                       7.40       7.62         7.17         2.90
  1993........................                                                      16.97      10.08         8.79         2.75
  1994........................                                                       5.02       1.32        -1.93         2.67
  1995........................                                                      36.94      37.58        15.33         2.54
  1996........................                                                      28.91      22.96         4.05         3.32
  1997........................                                                      24.91      33.36         7.87         1.83
  1998........................                                                      18.14      28.52         8.44         1.61
  1999........................                                                      27.21      21.04        -2.15         2.68
  2000........................                                                      -4.51      -9.11        10.12         3.39
  2001........................  -1.78%     -33.07%    -17.40%      -17.05%          -5.41     -11.88         8.96         1.72
Cumulative Return.............  -1.78      -33.07     -17.40       -17.05        1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return......................  -2.12      -38.15     -20.45       -20.05           15.63      14.32         8.95         3.18

P CLASS

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                         INVESTMENT RESULTS -- P CLASS


                                                                    CONTRACT VALUE(1)
                       ------------------------------------------------------------------------------------------------------------
                                                        SALOMON
                       STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                         RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                          MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                        MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                       ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............   $10,248.50     $10,337.67
  1984...............    11,130.78      11,445.98
  1985...............    11,822.69      13,372.34
  1986...............    12,390.03      15,111.94
  1987...............    12,952.26      15,209.14
  1988...............    13,667.59      16,221.84
  1989...............    14,658.16      17,933.29
  1990...............    15,567.79      19,081.33
  1991...............    16,234.15      22,162.98
  1992...............    16,544.21      23,611.58
  1993...............    16,727.01      26,189.62                                                                        $11,354.90
  1994...............    17,077.06      24,928.24     $ 9,836.07     $10,035.27   $ 9,965.48   $ 9,692.18   $ 9,626.18    11,119.88
  1995...............    17,725.37      29,762.30      11,532.67     11,336.06     12,215.52    14,162.62    13,173.90    14,236.83
  1996...............    18,297.04      30,666.44      12,954.22     11,500.34     14,031.00    15,752.18    16,282.31    16,452.19
  1997...............    18,928.10      33,501.82      14,137.44     12,251.78     16,020.07    19,452.21    21,377.35    18,971.48
  1998...............    19,568.18      35,992.44      14,172.23     12,948.69     17,178.14    28,261.71    24,043.95    17,635.35
  1999...............    20,173.43      35,296.23      14,123.36     12,749.75     16,024.74    37,289.05    27,795.39    17,396.15
  2000...............    21,048.73      37,611.56      14,875.75     13,832.07     15,447.75    31,667.19    29,930.90    20,595.98
  2001...............    21,497.09      38,562.15      15,644.55     14,531.58     14,511.15    27,419.07    26,172.82    25,889.83


                                                                  CONTRACT VALUE(1)
                       --------------------------------------------------------------------------------------------------------
                                                                                                          LEHMAN
                         LOOMIS                                                                          BROTHERS      HARRIS
                         SAYLES        MFS          MFS           FI          PUTNAM                    AGGREGATE     OAKMARK
                         SMALL      INVESTORS     RESEARCH    STRUCTURED   INTERNATIONAL     JANUS         BOND      LARGE CAP
                          CAP         TRUST       MANAGERS    EQUITY(3)        STOCK        MID CAP       INDEX        VALUE
                       ----------   ----------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                       $ 9,742.19
 1992................                                                         8,586.09
 1993................                                         $11,305.67     12,379.55
 1994................  $ 9,578.03                              10,967.72     12,861.85
 1995................   12,115.63                              14,701.26     12,740.43
 1996................   15,553.86                              17,059.28     12,289.50
 1997................   19,083.51                              22,382.19     11,785.20     $12,649.52
 1998................   18,445.48                              27,395.03     14,191.07      17,030.64   $10,002.91   $ 9,804.46
 1999................   23,887.68   $10,178.97   $11,858.11    29,466.28     16,247.10      37,283.40     9,674.61     8,956.77
 2000................   24,726.63     9,974.00    11,221.71    27,491.59     14,346.30      25,200.52    10,574.79     9,885.64
 2001................   22,185.16     8,243.95     8,713.92    23,287.85     11,193.88      15,393.80    11,066.96    11,497.64

                          CONTRACT VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $10,078.61
 1991................   12,834.54
 1992................   13,527.56
 1993................   14,549.93
 1994................   14,448.24
 1995................   19,419.36
 1996................   23,393.14
 1997................   30,368.13
 1998................   38,268.61   $10,542.66
 1999................   45,442.26    12,923.40
 2000................   40,495.30    10,838.83
 2001................   34,490.10     8,248.05

                                                         CONTRACT VALUE(1)
                          --------------------------------------------------------------------------------
                                                      NEUBERGER
                                       STATE STREET     BERMAN                                   AMERICAN
                           RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS
                             2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-
                            INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME
                          ----------   ------------   ----------   ------------   -----------   ----------
As of December 31:
  1983..................                $ 9,648.91
  1984..................                  9,510.99                                $  9,999.14   $10,694.59
  1985..................                 12,577.86                                  11,747.15    14,365.85
  1986..................                 13,613.63                                  14,992.06    17,181.78
  1987..................                 14,327.10                                  15,868.45    16,925.70
  1988..................                 15,554.85                                  17,805.68    18,952.26
  1989..................                 20,190.22                                  22,872.34    23,271.17
  1990..................                 18,763.55                                  21,416.58    22,200.70
  1991..................                 24,521.24                                  27,963.97    26,978.08
  1992..................                 26,874.01                                  30,356.37    28,524.92
  1993..................                 30,210.28                                  34,602.12    31,383.68
  1994..................                 28,724.86                                  34,086.64    31,392.93
  1995..................                 37,580.35                                  44,525.74    40,920.04
  1996..................                 45,121.08                  $11,174.68      49,481.28    47,622.25
  1997..................                 56,952.19                   12,678.18      63,136.77    58,770.16
  1998..................  $10,574.80     71,775.06    $10,528.70     13,220.11      83,953.84    68,234.13
  1999..................   12,736.50     83,605.43     12,150.90     13,419.95     129,835.18    74,600.93
  2000..................   12,019.96     77,126.66     15,292.58     13,277.44     133,400.87    79,186.21
  2001..................   11,808.38     62,995.37     14,638.37     13,550.95     107,358.17    79,844.29

                              CONTRACT VALUE(1)
                          --------------------------
                             AMERICAN
                              FUNDS         PUTNAM
                              GLOBAL         LARGE
                              SMALL           CAP
                          CAPITALIZATION    GROWTH
                          --------------   ---------
As of December 31:
  1983..................
  1984..................
  1985..................
  1986..................
  1987..................
  1988..................
  1989..................
  1990..................
  1991..................
  1992..................
  1993..................
  1994..................
  1995..................
  1996..................
  1997..................
  1998..................    $10,134.35
  1999..................     19,028.08
  2000..................     15,600.92     $7,222.51
  2001..................     13,344.41      4,898.89


                                                             CONTRACT VALUE(1)
                                 --------------------------------------------------------------------------
                                                 STATE                  FRANKLIN
                                   METLIFE       STREET                 TEMPLETON     PIMCO
                                   MID CAP      RESEARCH      JANUS     SMALL CAP     TOTAL        PIMCO
                                 STOCK INDEX     AURORA      GROWTH      GROWTH       RETURN     INNOVATION
                                 -----------   ----------   ---------   ---------   ----------   ----------
As of December 31:
  1983.........................
  1984.........................
  1985.........................
  1986.........................
  1987.........................
  1988.........................
  1989.........................
  1990.........................
  1991.........................
  1992.........................
  1993.........................
  1994.........................
  1995.........................
  1996.........................
  1997.........................
  1998.........................
  1999.........................
  2000.........................  $10,453.40    $12,098.22
  2001.........................   10,126.91     13,798.94   $7,746.90   $8,797.08   $10,622.09   $7,250.76

                                     CONTRACT VALUE(1)
                                 -------------------------

                                    MFS           MFS
                                  MID CAP      RESEARCH
                                  GROWTH     INTERNATIONAL
                                 ---------   -------------
As of December 31:
  1983.........................
  1984.........................
  1985.........................
  1986.........................
  1987.........................
  1988.........................
  1989.........................
  1990.........................
  1991.........................
  1992.........................
  1993.........................
  1994.........................
  1995.........................
  1996.........................
  1997.........................
  1998.........................
  1999.........................
  2000.........................
  2001.........................  $8,939.90     $8,977.59

                                                                   WITHDRAWAL VALUE(1)
                       ------------------------------------------------------------------------------------------------------------
                                                        SALOMON
                       STATE STREET   STATE STREET     BROTHERS       SALOMON                                              HARRIS
                         RESEARCH       RESEARCH       STRATEGIC      BROTHERS                   ALGER        DAVIS       OAKMARK
                          MONEY           BOND           BOND           U.S.                     EQUITY      VENTURE      FOCUSED
                        MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT    BALANCED      GROWTH       VALUE        VALUE
                       ------------   ------------   -------------   ----------   ----------   ----------   ----------   ----------
As of December 31:
  1983...............   $ 9,418.50     $ 9,507.67
  1984...............    10,380.78      10,695.98
  1985...............    11,072.69      12,622.34
  1986...............    11,730.03      14,451.94
  1987...............    12,382.26      14,639.14
  1988...............    13,187.59      15,741.84
  1989...............    14,268.16      17,543.29
  1990...............    15,267.79      18,781.33
  1991...............    16,024.15      21,952.98
  1992...............    16,514.21      23,581.58
  1993...............    16,697.01      26,159.62                                                                        $10,524.90
  1994...............    17,047.06      24,898.24     $ 9,019.18     $9,205.27    $ 9,138.24   $ 8,886.81   $ 8,826.09    10,369.88
  1995...............    17,695.37      29,732.30      10,782.67     10,586.06     11,465.52    13,412.62    12,423.90    13,486.83
  1996...............    18,267.04      30,636.44      12,204.22     10,750.34     13,281.00    15,002.18    15,532.31    15,792.19
  1997...............    18,898.10      33,471.82      13,477.44     11,591.78     15,360.07    18,792.21    20,717.35    18,401.48
  1998...............    19,538.18      35,962.44      13,602.23     12,378.69     16,608.14    27,691.71    23,473.95    17,155.35
  1999...............    20,143.43      35,266.23      13,643.36     12,269.75     15,544.74    36,809.05    27,315.39    17,006.15
  2000...............    21,018.73      37,581.56      14,485.75     13,442.07     15,057.75    31,277.19    29,540.90    20,295.98
  2001...............    21,467.09      38,532.15      15,344.55     14,231.58     14,211.15    27,119.07    25,872.82    25,679.83


                                                                 WITHDRAWAL VALUE(1)
                       -------------------------------------------------------------------------------------------------------
                                                                                                         LEHMAN
                         LOOMIS                                                                         BROTHERS      HARRIS
                         SAYLES        MFS         MFS           FI          PUTNAM         JANUS      AGGREGATE     OAKMARK
                         SMALL      INVESTORS    RESEARCH    STRUCTURED   INTERNATIONAL      MID          BOND      LARGE CAP
                          CAP         TRUST      MANAGERS    EQUITY(3)        STOCK          CAP         INDEX        VALUE
                       ----------   ---------   ----------   ----------   -------------   ----------   ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................                                                      $ 8,932.81
 1992................                                                        7,836.09
 1993................                                        $10,475.67     11,629.55
 1994................  $ 8,781.79                             10,217.72     12,201.85
 1995................   11,365.63                             13,951.26     12,170.43
 1996................   14,803.86                             16,399.28     11,809.50
 1997................   18,423.51                             21,812.19     11,395.20     $11,819.52
 1998................   17,875.48                             26,915.03     13,891.07      16,280.64   $ 9,172.91   $ 8,990.10
 1999................   23,407.68   $9,348.97   $11,028.11    29,076.28     16,037.10      36,533.40     8,924.61     8,206.77
 2000................   24,336.63    9,224.00    10,471.71    27,191.59     14,316.30      24,540.52     9,824.79     9,135.64
 2001................   21,885.16    7,493.95     7,963.92    23,077.85     11,163.88      14,823.80    10,406.96    10,837.64

                         WITHDRAWAL VALUE(1)
                       -----------------------

                                      MORGAN
                        METLIFE      STANLEY
                         STOCK         EAFE
                         INDEX        INDEX
                       ----------   ----------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................  $ 9,248.61
 1991................   12,084.54
 1992................   12,777.56
 1993................   12,777.56
 1994................   13,878.24
 1995................   18,939.36
 1996................   23,003.14
 1997................   30,068.13
 1998................   38,058.61   $ 9,712.66
 1999................   45,412.26    12,173.40
 2000................   40,465.30    10,088.83
 2001................   34,460.10     7,588.05

                                                                    WITHDRAWAL VALUE(1)
                       -------------------------------------------------------------------------------------------------------------
                                                   NEUBERGER                                                 AMERICAN
                                    STATE STREET     BERMAN                                   AMERICAN        FUNDS         PUTNAM
                        RUSSELL       RESEARCH      PARTNERS    LORD ABBETT     AMERICAN       FUNDS          GLOBAL         LARGE
                          2000       INVESTMENT     MID CAP         BOND          FUNDS       GROWTH-         SMALL           CAP
                         INDEX         TRUST         VALUE      DEBENTURE(4)     GROWTH        INCOME     CAPITALIZATION    GROWTH
                       ----------   ------------   ----------   ------------   -----------   ----------   --------------   ---------
As of December 31:
  1983...............                $ 8,847.00
  1984...............                  8,760.99                                $  9,169.20   $ 9,864.59
  1985...............                 11,827.86                                  10,997.15    13,615.85
  1986...............                 12,953.63                                  14,242.06    16,431.78
  1987...............                 13,757.10                                  15,208.45    16,265.70
  1988...............                 15,074.85                                  17,235.68    18,382.26
  1989...............                 19,800.22                                  22,392.34    22,791.17
  1990...............                 18,463.55                                  21,026.58    21,810.70
  1991...............                 24,311.24                                  27,663.97    26,678.08
  1992...............                 26,844.01                                  30,146.37    28,314.92
  1993...............                 30,180.28                                  34,572.12    31,353.68
  1994...............                 28,694.86                                  34,056.64    31,362.93
  1995...............                 37,550.35                                  44,495.74    40,890.04
  1996...............                 45,091.08                  $10,344.68      49,451.28    47,592.25
  1997...............                 56,922.19                   11,928.18      63,106.77    58,740.16
  1998...............  $ 9,744.80     71,745.06    $ 9,698.70     12,470.11      83,923.84    68,204.13     $ 9,304.35
  1999...............   11,986.50     83,575.43     11,400.90     12,759.95     129,805.18    74,570.93      18,278.08
  2000...............   11,269.96     77,096.66     14,542.58     12,707.44     133,370.87    79,156.21      14,850.92     $6,614.71
  2001...............   11,148.38     62,965.37     13,978.37     13,070.95     107,328.17    79,814.29      12,684.41      4,148.89



                                                                     WITHDRAWAL VALUE(1)
                            -----------------------------------------------------------------------------------------------------
                                            STATE                  FRANKLIN
                              METLIFE       STREET                 TEMPLETON     PIMCO                     MFS           MFS
                              MID CAP      RESEARCH      JANUS     SMALL CAP     TOTAL       PIMCO       MID CAP      RESEARCH
                            STOCK INDEX     AURORA      GROWTH      GROWTH      RETURN     INNOVATION    GROWTH     INTERNATIONAL
                            -----------   ----------   ---------   ---------   ---------   ----------   ---------   -------------
As of December 31:
  1983....................
  1984....................
  1985....................
  1986....................
  1987....................
  1988....................
  1989....................
  1990....................
  1991....................
  1992....................
  1993....................
  1994....................
  1995....................
  1996....................
  1997....................
  1998....................
  1999....................
  2000....................   $9,623.40    $11,268.22
  2001....................    9,376.91     13,048.94   $7,097.15   $8,063.31   $9,792.09   $6,640.70    $8,194.71     $8,229.38

                                                            ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................       2.49%          3.38%
  1984................................       8.61          10.72
  1985................................       6.22          16.83
  1986................................       4.80          13.01
  1987................................       4.54           0.64
  1988................................       5.52           6.66
  1989................................       7.25          10.55
  1990................................       6.21           6.40
  1991................................       4.28          16.15
  1992................................       1.91           6.54
  1993................................       1.10          10.92
  1994................................       2.09          -4.82          -1.64%         0.35%      -0.35%     -3.08%   -3.74%
  1995................................       3.80          19.39          17.25         12.96       22.58      46.12    36.85
  1996................................       3.23           3.04          12.33          1.45       14.86      11.22    23.60
  1997................................       3.45           9.25           9.13          6.53       14.18      23.49    31.29
  1998................................       3.38           7.43           0.25          5.69        7.23      45.29    12.47
  1999................................       3.09          -1.93          -0.34         -1.54       -6.71      31.94    15.60
  2000................................       4.34           6.56           5.33          8.49       -3.60     -15.08     7.68
  2001................................       2.13           2.53           5.17          5.06       -6.06     -13.41   -12.56
Cumulative Return.....................     114.97         285.62          56.45         45.32       45.11     174.19   161.73
Annual Effective Rate of Return.......       4.26           7.64           6.45          5.36        5.33      15.12    14.37



                                                              ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                              -----------------------------------------------------------------------------
                                              HARRIS    LOOMIS
                                              OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                              FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                               VALUE     CAP       TRUST     MANAGERS   EQUITY(3)        STOCK        CAP
                                              -------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983......................................
  1984......................................
  1985......................................
  1986......................................
  1987......................................
  1988......................................
  1989......................................
  1990......................................
  1991......................................                                                             -2.58%
  1992......................................                                                            -11.87
  1993......................................   13.55%                                      13.06%        44.18
  1994......................................   -2.07     -4.22%                            -2.99          3.90
  1995......................................   28.03     26.49                             34.04         -0.94
  1996......................................   15.56     28.38                             16.04         -3.54
  1997......................................   15.31     22.69                             31.20         -4.10        26.50%
  1998......................................   -7.04     -3.34                             22.40         20.41        34.63
  1999......................................   -1.36     29.50      1.79%      18.58%       7.56         14.49       118.92
  2000......................................   18.39      3.51     -2.01       -5.37       -6.70        -11.70       -32.41
  2001......................................   25.70    -10.28    -17.35      -22.35      -15.29        -21.97       -38.91
Cumulative Return...........................  158.90    121.85    -17.56      -12.86      132.88         11.94        53.94
Annual Effective Rate of Return.............   11.60     10.95     -6.98       -5.03       10.24          1.06         9.34

                                                        ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                            ------------------------------------------------------------------------------------------------------
                             LEHMAN                                                                       NEUBERGER
                            BROTHERS     HARRIS               MORGAN              STATE STREET   PUTNAM    BERMAN
                            AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL     RESEARCH     LARGE    PARTNERS    LORD ABBETT
                              BOND      LARGE CAP    STOCK     EAFE      2000      INVESTMENT     CAP      MID CAP        BOND
                              INDEX       VALUE      INDEX     INDEX     INDEX       TRUST       GROWTH     VALUE     DEBENTURE(4)
                            ---------   ---------   -------   -------   -------   ------------   ------   ---------   ------------
As of December 31:
  1983....................                                                            -3.51%
  1984....................                                                            -1.43
  1985....................                                                            32.25
  1986....................                                                             8.23
  1987....................                                                             5.24
  1988....................                                                             8.57
  1989....................                                                            29.80
  1990....................                            0.79%                           -7.07
  1991....................                           27.34                            30.69
  1992....................                            5.40                             9.59
  1993....................                            7.56                            12.41
  1994....................                           -0.70                            -4.92
  1995....................                           34.41                            30.83
  1996....................                           20.46                            20.07                              11.75%
  1997....................                           29.82                            26.22                              13.45
  1998....................     0.03%      -1.96%     26.02      5.43%     5.75%       26.03                  5.29%        4.27
  1999....................    -3.28       -8.65      18.75     22.58     20.44        16.48                 15.41         1.51
  2000....................     9.30       10.37     -10.89    -16.13     -5.63        -7.75      -27.77%    25.86        -1.06
  2001....................     4.65       16.31     -14.83    -23.90     -1.76       -18.32      -32.17     -4.28         2.06
Cumulative Return.........    10.67       14.98     244.90    -17.52     18.08       529.95      -51.01     46.38        35.51
Annual Effective Rate of
  Return..................     3.34        4.63      11.19     -6.06      5.54        10.46      -34.80     13.16         5.51



                                                               ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                               ------------------------------------------------------------------------------
                                                                        AMERICAN
                                                          AMERICAN       FUNDS        METLIFE    STATE              FRANKLIN
                                               AMERICAN    FUNDS         GLOBAL       MID CAP    STREET             TEMPLETON
                                                FUNDS     GROWTH-        SMALL         STOCK    RESEARCH   JANUS    SMALL CAP
                                                GROWTH     INCOME    CAPITALIZATION    INDEX     AURORA    GROWTH    GROWTH
                                               --------   --------   --------------   -------   --------   ------   ---------
As of December 31:
  1983.......................................
  1984.......................................    -0.01%      6.95%
  1985.......................................    17.48      34.33
  1986.......................................    27.62      19.60
  1987.......................................     5.85      -1.49
  1988.......................................    12.21      11.97
  1989.......................................    28.46      22.79
  1990.......................................    -6.36      -4.60
  1991.......................................    30.57      21.52
  1992.......................................     8.56       5.73
  1993.......................................    13.99      10.02
  1994.......................................    -1.49       0.03
  1995.......................................    30.63      30.35
  1996.......................................    11.13      16.38
  1997.......................................    27.60      23.41
  1998.......................................    32.97      16.10          1.34%
  1999.......................................    54.65       9.33         87.76
  2000.......................................     2.75       6.15        -18.01         4.53%    20.98%
  2001.......................................   -19.52       0.83        -14.46        -3.12     14.06     -22.53    -12.03
Cumulative Return............................   973.58     698.44         33.44         1.27     37.99     -22.53    -12.03
Annual Effective Rate of Return..............    14.23      12.35          8.18         0.89     25.53     -31.74    -17.45

                                                         ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                                ------------------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL      PIMCO      MID CAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN   INNOVATION   GROWTH    INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                                ------   ----------   -------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983........................                                                       5.11%      1.79%        4.51%        1.07%
  1984........................                                                       1.35       6.27        14.37         3.95
  1985........................                                                      33.62      31.73        18.06         3.77
  1986........................                                                      27.25      18.66        13.13         1.13
  1987........................                                                       5.55       5.25         3.66         4.41
  1988........................                                                      16.21      16.61         6.67         4.42
  1989........................                                                      32.24      31.69        12.77         4.65
  1990........................                                                      -0.54      -3.10         9.16         6.11
  1991........................                                                      24.25      30.47        14.62         3.06
  1992........................                                                       7.40       7.62         7.17         2.90
  1993........................                                                      16.97      10.08         8.79         2.75
  1994........................                                                       5.02       1.32        -1.93         2.67
  1995........................                                                      36.94      37.58        15.33         2.54
  1996........................                                                      28.91      22.96         4.05         3.32
  1997........................                                                      24.91      33.36         7.87         1.83
  1998........................                                                      18.14      28.52         8.44         1.61
  1999........................                                                      27.21      21.04        -2.15         2.68
  2000........................                                                      -4.51      -9.11        10.12         3.39
  2001........................    6.22     -27.49     -10.60        -10.22          -5.41     -11.88         8.96         1.72
Cumulative Return.............    6.22     -27.49     -10.60        -10.22       1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return......................    7.49     -31.94     -12.55        -12.11          15.63      14.32         8.95         3.18



                                                           ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                        --------------------------------------------------------------------------------------
                                                                         SALOMON
                                        STATE STREET   STATE STREET     BROTHERS       SALOMON
                                          RESEARCH       RESEARCH       STRATEGIC      BROTHERS               ALGER     DAVIS
                                           MONEY           BOND           BOND           U.S.                 EQUITY   VENTURE
                                         MARKET(2)      INCOME(2)     OPPORTUNITIES   GOVERNMENT   BALANCED   GROWTH    VALUE
                                        ------------   ------------   -------------   ----------   --------   ------   -------
As of December 31:
  1983................................      -5.81%         -4.92%
  1984................................      10.22          12.50
  1985................................       6.67          18.01
  1986................................       5.94          14.49
  1987................................       5.56           1.30
  1988................................       6.50           7.53
  1989................................       8.19          11.44
  1990................................       7.01           7.06
  1991................................       4.95          16.89
  1992................................       3.06           7.42
  1993................................       1.11          10.93
  1994................................       2.10          -4.82          -9.81%        -7.95%      -8.62%    -11.13%  -11.74%
  1995................................       3.80          19.42          19.55         15.00       25.47      50.93    40.76
  1996................................       3.23           3.04          13.18          1.55       15.83      11.85    25.02
  1997................................       3.45           9.25          10.43          7.83       15.65      25.26    33.38
  1998................................       3.39           7.44           0.93          6.79        8.13      47.36    13.31
  1999................................       3.10          -1.94           0.30         -0.88       -6.40      32.92    16.36
  2000................................       4.35           6.57           6.17          9.55       -3.13     -15.03     8.15
  2001................................       2.13           2.53           5.93          5.87       -5.62     -13.29   -12.42
Cumulative Return.....................     114.67         285.32          53.45         42.32       42.11     171.19   158.73
Annual Effective Rate of Return.......       4.26           7.64           6.16          5.05        5.03      14.94    14.19

                                                              ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                               -----------------------------------------------------------------------------
                                               HARRIS    LOOMIS
                                               OAKMARK   SAYLES      MFS        MFS          FI          PUTNAM       JANUS
                                               FOCUSED   SMALL    INVESTORS   RESEARCH   STRUCTURED   INTERNATIONAL    MID
                                                VALUE     CAP       TRUST     MANAGERS     EQUITY         STOCK        CAP
                                               -------   ------   ---------   --------   ----------   -------------   ------
As of December 31:
  1983.......................................
  1984.......................................
  1985.......................................
  1986.......................................
  1987.......................................
  1988.......................................
  1989.......................................
  1990.......................................
  1991.......................................                                                            -10.67%
  1992.......................................                                                            -12.28
  1993.......................................    5.25%                                       4.76%        48.41
  1994.......................................   -1.47    -12.18%                            -2.46          4.92
  1995.......................................   30.06     29.42                             36.54         -0.26
  1996.......................................   17.09     30.25                             17.55         -2.97
  1997.......................................   16.52     24.45                             33.01         -3.51        18.20%
  1998.......................................   -6.77     -2.97                             23.39         21.90        37.74
  1999.......................................   -0.87     30.95     -6.51%      10.28%      -8.03         15.45       124.40
  2000.......................................   19.34      3.97     -1.34       -5.05       -6.48        -10.73       -32.83
  2001.......................................   26.53    -10.07    -16.76      -23.95      -15.13        -22.02       -39.59
Cumulative Return............................  156.80    118.85    -25.06      -20.36      130.78         11.64        48.24
Annual Effective Rate of Return..............   11.49     10.76    -10.25       -8.18       10.13          1.04         8.49



                                                       ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                             ----------------------------------------------------------------------------------------------------
                              LEHMAN                                                 STATE               NEUBERGER
                             BROTHERS     HARRIS               MORGAN                STREET     PUTNAM    BERMAN
                             AGGREGATE    OAKMARK    METLIFE   STANLEY   RUSSELL    RESEARCH    LARGE    PARTNERS    LORD ABBETT
                               BOND      LARGE CAP    STOCK     EAFE      2000     INVESTMENT    CAP      MID CAP        BOND
                               INDEX       VALUE      INDEX     INDEX     INDEX      TRUST      GROWTH     VALUE     DEBENTURE(4)
                             ---------   ---------   -------   -------   -------   ----------   ------   ---------   ------------
As of December 31:
  1983.....................                                                          -11.53%
  1984.....................                                                           -0.97
  1985.....................                                                           35.01
  1986.....................                                                            9.52
  1987.....................                                                            6.20
  1988.....................                                                            9.58
  1989.....................                                                           31.35
  1990.....................                           -7.51%                          -6.75
  1991.....................                           30.66                           31.67
  1992.....................                            5.73                           10.42
  1993.....................                            8.71                           12.43
  1994.....................                           -0.08                           -4.92
  1995.....................                           36.47                           30.86
  1996.....................                           21.46                           20.08                              3.45%
  1997.....................                           30.71                           26.24                             15.31
  1998.....................    -8.27%     -10.10%     26.57     -2.87%    -2.55%      26.04                -3.01%        4.54
  1999.....................    -2.71       -8.71      19.32     25.34     23.00       16.49                17.55         2.32
  2000.....................    10.09       11.32     -10.89    -17.12     -5.98       -7.75     -33.85%    27.56        -0.41
  2001.....................     5.93       16.63     -14.84    -24.79     -1.08      -18.33     -37.28     -3.88         2.86
Cumulative Return..........     4.07        6.38     244.60    -24.12     11.48      529.65     -58.51     39.78        30.71
Annual Effective Rate of
  Return...................     1.30        2.64      11.19     -6.57      3.58       10.46     -40.98     11.48         4.84

                                                             ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                                             -------------------------------------------------------------------------------
                                                                      AMERICAN
                                                        AMERICAN       FUNDS        METLIFE     STATE              FRANKLIN
                                             AMERICAN    FUNDS         GLOBAL       MID CAP     STREET             TEMPLETON
                                              FUNDS     GROWTH-        SMALL         STOCK     RESEARCH   JANUS    SMALL CAP
                                              GROWTH     INCOME    CAPITALIZATION    INDEX      AURORA    GROWTH    GROWTH
                                             --------   --------   --------------   --------   --------   ------   ---------
As of December 31:
  1983.....................................
  1984.....................................     -8.31%    -1.35%
  1985.....................................     19.94     38.03
  1986.....................................     29.51     20.68
  1987.....................................      6.79     -1.01
  1988.....................................     13.33     13.01
  1989.....................................     29.92     23.98
  1990.....................................     -6.10     -4.30
  1991.....................................     31.57     22.32
  1992.....................................      8.97      6.14
  1993.....................................     14.68     10.73
  1994.....................................     -1.49      0.03
  1995.....................................     30.65     30.38
  1996.....................................     11.14     16.39
  1997.....................................     27.61     23.42
  1998.....................................     32.99     16.11         -6.96%
  1999.....................................     54.67      9.33         96.45
  2000.....................................      2.75      6.15        -18.75          -3.77%    12.68%
  2001.....................................    -19.53      0.83        -14.59          -2.55     15.80    -29.03%   -19.37%
Cumulative Return..........................    973.28    698.14         26.84          -6.23     30.49    -29.03    -19.37
Annual Effective Rate of Return............     14.23     12.35          6.70          -4.44     20.67    -40.13    -27.53



                                                        ANNUAL PERCENTAGE CHANGE IN WITHDRAWAL VALUE(1)
                               -------------------------------------------------------------------------------------------------
                                                                                                           LEHMAN
                                                                                                        INTERMEDIATE
                                PIMCO                   MFS          MFS        DOW JONES    S&P 500     GOVERNMENT/    CONSUMER
                                TOTAL       PIMCO      MIDCAP     RESEARCH      INDUSTRIAL    STOCK        CREDIT        PRICE
                                RETURN    INNOVATION   GROWTH   INTERNATIONAL   AVERAGE(5)   INDEX(6)   BOND INDEX(7)   INDEX(8)
                               --------   ----------   ------   -------------   ----------   --------   -------------   --------
As of December 31:
  1983.......................                                                        5.11%      1.79%        4.51%        1.07%
  1984.......................                                                        1.35       6.27        14.37         3.95
  1985.......................                                                       33.62      31.73        18.06         3.77
  1986.......................                                                       27.25      18.66        13.13         1.13
  1987.......................                                                        5.55       5.25         3.66         4.41
  1988.......................                                                       16.21      16.61         6.67         4.42
  1989.......................                                                       32.24      31.69        12.77         4.65
  1990.......................                                                       -0.54      -3.10         9.16         6.11
  1991.......................                                                       24.25      30.47        14.62         3.06
  1992.......................                                                        7.40       7.62         7.17         2.90
  1993.......................                                                       16.97      10.08         8.79         2.75
  1994.......................                                                        5.02       1.32        -1.93         2.67
  1995.......................                                                       36.94      37.58        15.33         2.54
  1996.......................                                                       28.91      22.96         4.05         3.32
  1997.......................                                                       24.91      33.36         7.87         1.83
  1998.......................                                                       18.14      28.52         8.44         1.61
  1999.......................                                                       27.21      21.04        -2.15         2.68
  2000.......................                                                       -4.51      -9.11        10.12         3.39
  2001.......................     -2.08%    -33.59%    -16.05%      -17.71%         -5.41     -11.88         8.96         1.72
Cumulative Return............     -2.08     -33.59     -16.05       -17.71       1,332.17    1,063.76      381.46        77.42
Annual Effective Rate of
  Return.....................     -2.48     -38.73     -21.20       -20.80          15.63      14.32         8.95         3.18

------------
NOTES:


(1) The Contract Values, Withdrawal Values, and Annual Percentage Change figures for each Class assume reinvestment of dividends and capital gain distributions. The Contract Values are net of all deductions and expenses other than any applicable Withdrawal Charge or premium tax charge. Each Withdrawal Value equals the Contract Value less any applicable Withdrawal Charge and a pro rata portion of the annual $30 Contract Administrative Fee, but does not reflect a deduction for the premium tax charge. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions.") 1983 figures for State Street Research Money Market Series and State Street Research Bond Income Series are from September 1, 1983 through December 31, 1983; 1994 figures for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series are from November 1, 1994 through December 31, 1994; 1993 figures for Harris Oakmark Focused Value are from May 1, 1993 through December 31, 1993; 1994 figures for Loomis Sayles Small Cap Series are from May 2, 1994 through December 31, 1994; 1999 figures for MFS Investors Trust Series and MFS Research Managers are from May 1, 1999 through December 31, 1999; 1993 figures for FI Structured Equity Series are from May 1, 1993 through December 31, 1993; 1998 figures for Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios are from December 1, 1998 through December 31, 1998; 1997 figures for Janus Mid Cap Portfolio are from March 3, 1997 through December 31, 1997; 1990 figures for MetLife Stock Index Portfolio are from May 1, 1990 through December 31, 1990; 1998 figures for Neuberger Berman Partners Mid Cap Value Portfolio are from December 1, 1998 through December 31, 1998; 2000 figures for Putnam Large Cap Growth Portfolio are from May 1, 2000 through December 31, 2000; 1998 figures for Morgan Stanley EAFE Index Portfolio are December 1, 1998 through December 31, 1998; 1991 figures for Putnam International Stock Portfolio are from May 1, 1991 through December 31, 1991; 1998 figures for Russell 2000 Index Portfolio are from December 1, 1998 through December 31, 1998; 1983 figures for State Street Research Investment Trust Portfolio are from July 1, 1983 through December 31, 1983; 2000 figures for MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios are from August 1, 2000 through December 31, 2000; 2001 figures for the Janus Growth and Franklin Templeton Small Cap Growth Portfolios are from May 1, 2001 through December 31, 2001; 1996 figures for Lord Abbett Bond Debenture Portfolio are from May 1, 1996 through December 31, 1996; 2001 figures for PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios are from March 1, 2001 through December 31, 2001; 1984 figures for American Funds Growth Fund and American Funds Growth-Income Fund are from March 1, 1984 through December 31, 1984; and 1998 figures for American Funds Global Small Capitalization Fund are from May 1, 1998 through December 31, 1998.

(2) State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

(3)Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.


(4) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.


(5) The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The Annual Percentage Change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.


(6) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The Annual Percentage Change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.


(7) The Lehman Intermediate Government/Credit Bond Index is a subset of the Lehman Government/Credit Bond Index covering all issues with maturities between 1 and 10 years which is composed of taxable, publicly-issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman index that is composed of taxable, fixed rate publicly-issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.


(8) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. The examples which follow illustrate this for the one, three, five and ten year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.



     Set forth on the following pages are illustrations for each Class of the percentage change in unit value information and annual effective rate of return information discussed above that may appear in the Variable Account's Annual Report and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.



     We may show daily unit values for each subaccount in advertising and sales literature, including on our website.

STANDARD CLASS

STATE STREET RESEARCH MONEY MARKET SUBACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   118.8%       4.4%        1.000000      2.187558
10 years ended December 31, 2001...............    33.2%       2.9%        1.641696      2.187558
5 years ended December 31, 2001................    17.8%       3.3%        1.857274      2.187558
3 years ended December 31, 2001................    10.0%       3.2%        1.988593      2.187558
1 year ended December 31, 2001.................     2.2%       2.2%        2.141092      2.187558


STATE STREET RESEARCH BOND INCOME SUBACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   286.0%       7.6%        1.000000      3.860036
10 years ended December 31, 2001...............    77.7%       5.9%        2.172811      3.860036
5 years ended December 31, 2001................    29.9%       5.4%        2.970990      3.860036
3 years ended December 31, 2001................    11.3%       3.6%        3.469011      3.860036
1 year ended December 31, 2001.................     7.1%       7.1%        3.605648      3.860036


SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......    57.7%       6.6%        1.000000      1.577404
5 years ended December 31, 2001................    21.4%       4.0%        1.299076      1.577404
3 years ended December 31, 2001................    10.7%       3.5%        1.424509      1.577404
1 year ended December 31, 2001.................     5.3%       5.3%        1.498547      1.577404


SALOMON BROTHERS U.S. GOVERNMENT SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......    46.7%       5.5%        1.000000      1.467006
5 years ended December 31, 2001................    27.2%       4.9%        1.153609      1.467006
3 years ended December 31, 2001................    12.6%       4.0%        1.302524      1.467006
1 year ended December 31, 2001.................     5.2%       5.2%        1.394967      1.467006


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**State Street Research & Management Company became the sub-adviser on July 1,
  2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

BALANCED SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......    46.2%        5.4%       1.000000      1.461629
5 years ended December 31, 2001................     3.9%        0.8%       1.406725      1.461629
3 years ended December 31, 2001................   -15.3%       -5.4%       1.725279      1.461629
1 year ended December 31, 2001.................    -6.0%       -6.0%       1.554221      1.461629


ALGER EQUITY GROWTH SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   171.1%       14.9%       1.000000      2.710594
5 years ended December 31, 2001...............    74.2%       11.7%       1.556003      2.710594
3 years ended December 31, 2001...............    -3.0%       -1.0%       2.794041      2.710594
1 year ended December 31, 2001................   -13.4%      -13.4%       3.130036      2.710594


DAVIS VENTURE VALUE SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   162.6%       14.4%       1.000000      2.626002
5 years ended December 31, 2001...............    60.9%       10.0%       1.631681      2.626002
3 years ended December 31, 2001...............     8.9%        2.9%       2.411441      2.626002
1 year ended December 31, 2001................   -12.5%      -12.5%       3.002366      2.626002



HARRIS OAKMARK FOCUSED VALUE SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001......   160.5%       11.7%       1.000000      2.605249
5 years ended December 31, 2001................    57.8%        9.6%       1.651010      2.605249
3 years ended December 31, 2001................    47.0%       13.7%       1.771919      2.605249
1 year ended December 31, 2001.................    25.7%       25.7%       2.071941      2.605249


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

LOOMIS SAYLES SMALL CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 8 months ended December 31, 2001.....   123.0%       11.0%       1.000000      2.229733
5 years ended December 31, 2001...............    43.0%        7.4%       1.559249      2.229733
3 years ended December 31, 2001...............    20.4%        6.4%       1.851682      2.229733
1 year ended December 31, 2001................   -10.3%      -10.3%       2.484409      2.229733


MFS INVESTORS TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -17.3%       -6.9%       1.000000      0.827301
1 year ended December 31, 2001................   -17.2%      -17.2%       0.998698      0.827301


MFS RESEARCH MANAGERS SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -12.6%       -4.9%       1.000000      0.873698
1 year ended December 31, 2001................   -22.2%      -22.2%       1.122995      0.873698



FI STRUCTURED EQUITY SUBACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001.....   133.9%       10.3%       1.000000      2.339273
5 years ended December 31, 2001...............    36.6%        6.4%       1.711909      2.339273
3 years ended December 31, 2001...............   -15.0%       -5.3%       2.751361      2.339273
1 year ended December 31, 2001................   -15.3%      -15.3%       2.761215      2.339273


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**Fidelity Management & Research Company became the sub-adviser on May 1, 2002.
  Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

LEHMAN BROTHERS AGGREGATE BOND INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   12.5%        3.8%        1.000000      1.125212
3 years ended December 31, 2001................   11.3%        3.6%        1.011297      1.125212
1 year ended December 31, 2001.................    4.8%        4.8%        1.073369      1.125212


JANUS MID CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
4 years, 10 months ended December 31, 2001....    54.1%        9.4%       1.000000      1.541152
3 years ended December 31, 2001...............    -9.5%       -3.3%       1.703728      1.541152
1 year ended December 31, 2001................   -38.9%      -38.9%       2.521847      1.541152



METLIFE STOCK INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
11 years, 8 months ended December 31, 2001....   246.7%       11.2%       1.000000      3.466749
10 years ended December 31, 2001..............   304.2%       15.0%       1.284658      3.466749
5 years ended December 31, 2001...............    47.3%        8.1%       2.353183      3.466749
3 years ended December 31, 2001...............    -9.9%       -3.4%       3.849749      3.466749
1 year ended December 31, 2001................   -14.8%      -14.8%       4.071263      3.466749



NEUBERGER BERMAN PARTNERS MID CAP VALUE SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   49.6%        13.7%       1.000000      1.496043
3 years ended December 31, 2001................   39.6%        11.8%       1.071818      1.496043
1 year ended December 31, 2001.................   -4.2%        -4.2%       1.561153      1.496043


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

PUTNAM LARGE CAP GROWTH SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
1 year, 8 months ended December 31, 2001......   -50.8%      -34.7%       1.000000      0.491505
1 year ended December 31, 2001................   -31.9%      -31.9%       0.721772      0.491505


MORGAN STANLEY EAFE INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001......   -15.1%       -5.1%       1.000000      0.848819
3 years ended December 31, 2001...............   -21.3%       -7.7%       1.078508      0.848819
1 year ended December 31, 2001................   -23.7%      -23.7%       1.112510      0.848819



PUTNAM INTERNATIONAL STOCK SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 years, 8 months ended December 31, 2001....    13.4%        1.8%       1.000000      1.134049
10 years ended December 31, 2001..............    16.5%        1.5%       0.973567      1.134049
5 years ended December 31, 2001...............    -8.4%       -1.7%       1.237870      1.134049
3 years ended December 31, 2001...............   -20.9%       -7.5%       1.433077      1.134049
1 year ended December 31, 2001................   -21.9%      -21.9%       1.451553      1.134049



RUSSELL 2000 INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   18.1%         5.4%       1.000000      1.180772
3 years ended December 31, 2001................   12.2%         3.9%       1.052212      1.180772
1 year ended December 31, 2001.................   -1.6%        -1.6%       1.199917      1.180772


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH INVESTMENT TRUST SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
18 years, 6 months ended December 31, 2001....   534.7%       10.5%       1.000000      6.347276
10 years ended December 31, 2001..............   310.3%       15.2%       2.477815      6.347276
5 years ended December 31, 2001...............    39.2%        6.8%       4.559270      6.347276
3 years ended December 31, 2001...............   -12.4%       -4.3%       7.245249      6.347276
1 year ended December 31, 2001................   -18.4%      -18.4%       7.775550      6.347276



LORD ABBETT BOND DEBENTURE SUBACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
5 years, 8 months ended December 31, 2001......   36.3%         5.6%       1.000000      1.363075
5 years ended December 31, 2001................   22.1%         4.1%       1.116722      1.363075
3 years ended December 31, 2001................    2.9%         0.9%       1.324959      1.363075
1 year ended December 31, 2001.................    2.2%         2.2%       1.333986      1.363075



AMERICAN FUNDS GROWTH SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                              % CHANGE     ANNUAL      BEGINNING        END
                                              IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                               VALUE        RATE       UNIT VALUE    UNIT VALUE
                                              --------    ---------    ----------    ----------
17 years, 10 months ended December 31,
  2001......................................   978.5%       14.2%       1.000000     10.784870
10 years ended December 31, 2001............   536.8%       20.3%       2.876194     10.784870
5 years ended December 31, 2001.............   109.4%       15.9%       5.150063     10.784870
3 years ended December 31, 2001.............    22.9%        7.1%       8.773249     10.784870
1 year ended December 31, 2001..............   -22.9%      -22.9%      13.989887     10.784870


AMERICAN FUNDS GROWTH-INCOME SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
17 years, 10 months ended December 31, 2001....   702.2%       12.3%       1.000000      8.021833
10 years ended December 31, 2001...............   264.9%       13.8%       2.772723      8.021833
5 years ended December 31, 2001................    61.9%       10.1%       4.954644      8.021833
3 years ended December 31, 2001................    12.5%        4.0%       7.128114      8.021833
1 year ended December 31, 2001.................    -3.4%       -3.4%       8.304162      8.021833


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 8 months ended December 31, 2001.....    33.8%        8.2%       1.000000      1.337622
3 years ended December 31, 2001...............    31.9%        9.7%       1.014411      1.337622
1 year ended December 31, 2001................   -14.9%      -14.9%       1.572648      1.337622



JANUS GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -22.6%      -31.8%       1.000000      0.774171



FRANKLIN TEMPLETON SMALL CAP GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -12.1%      -17.5%       1.000000      0.879119



METLIFE MID CAP STOCK INDEX SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......    2.8%         1.9%       1.000000      1.028283
1 year ended December 31, 2001.................   -2.9%        -2.9%       1.059410      1.028283



STATE STREET RESEARCH AURORA SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......   39.6%        25.1%       1.000000      1.395901
1 year ended December 31, 2001.................   14.2%        14.2%       1.222482      1.395901



PIMCO TOTAL RETURN SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
10 months ended December 31, 2001..............    7.1%        8.1%        1.000000      1.070715


---------------

*Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

PIMCO INNOVATION SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -39.1%      -43.0%       1.000000      0.608843



MFS RESEARCH INTERNATIONAL SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -15.3%      -17.1%       1.000000      0.847077



MFS MID CAP GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -17.7%      -19.8%       1.000000      0.822989



HARRIS OAKMARK LARGE CAP VALUE SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   14.5%        4.4%        1.000000      1.145422
3 years ended December 31, 2001................   18.0%        5.7%        0.970663      1.145422
1 year ended December 31, 2001.................   16.5%        5.7%        0.983170      1.145422


---------------

*Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

B PLUS CLASS


STATE STREET RESEARCH MONEY MARKET SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   105.1%       4.2%        1.000000      2.051424
10 years ended December 31, 2001...............    28.7%       2.6%        1.594407      2.051424
5 years ended December 31, 2001................    15.7%       3.0%        1.772453      2.051424
3 years ended December 31, 2001................     8.9%       2.9%        1.884540      2.051424
1 year ended December 31, 2001.................     1.8%       1.8%        2.014928      2.051424


STATE STREET RESEARCH BOND INCOME SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   262.0%       7.7%        1.000000      3.619835
10 years ended December 31, 2001...............    71.5%       5.5%        2.110227      3.619835
5 years ended December 31, 2001................    27.7%       5.0%        2.835316      3.619835
3 years ended December 31, 2001................    10.1%       3.3%        3.287508      3.619835
1 year ended December 31, 2001.................     6.7%       6.7%        3.393193      3.619835



SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......   53.8%        7.2%        1.000000      1.538306
5 years ended December 31, 2001................   19.3%        3.6%        1.289252      1.538306
3 years ended December 31, 2001................    9.6%        3.1%        1.403876      1.538306
1 year ended December 31, 2001.................    4.9%        4.9%        1.466554      1.538306



SALOMON BROTHERS U.S. GOVERNMENT SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......   43.1%        6.0%        1.000000      1.430644
5 years ended December 31, 2001................   25.0%        4.6%        1.144883      1.430644
3 years ended December 31, 2001................   11.5%        3.7%        1.283657      1.430644
1 year ended December 31, 2001.................    4.8%        4.8%        1.365185      1.430644


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**State Street Research & Management Company became the sub-adviser on July 1,
  2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

BALANCED SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......    42.5%        5.9%       1.000000      1.425397
5 years ended December 31, 2001................     2.1%        0.4%       1.396089      1.425397
3 years ended December 31, 2001................   -16.2%       -5.7%       1.700293      1.425397
1 year ended December 31, 2001.................    -6.3%       -6.3%       1.521041      1.425397



ALGER EQUITY GROWTH SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   164.3%       17.1%       1.000000      2.643408
5 years ended December 31, 2001...............    71.2%       11.3%       1.544236      2.643408
3 years ended December 31, 2001...............    -4.0%       -1.4%       2.753588      2.643408
1 year ended December 31, 2001................   -13.7%      -13.7%       3.063233      2.643408



DAVIS VENTURE VALUE SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   156.1%       16.5%       1.000000      2.560928
5 years ended December 31, 2001...............    58.1%        9.6%       1.619346      2.560928
3 years ended December 31, 2001...............     7.8%        2.5%       2.376531      2.560928
1 year ended December 31, 2001................   -12.8%      -12.8%       2.938305      2.560928



HARRIS OAKMARK FOCUSED VALUE SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001......   152.7%       12.8%       1.000000      2.527342
5 years ended December 31, 2001................    55.1%        9.2%       1.629922      2.527342
3 years ended December 31, 2001................    45.5%       13.3%       1.737084      2.527342
1 year ended December 31, 2001.................    25.3%       25.3%       2.017065      2.527342


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

LOOMIS SAYLES SMALL CAP SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 8 months ended December 31, 2001.....   117.1%       12.3%       1.000000      2.170658
5 years ended December 31, 2001...............    40.5%        7.0%       1.544760      2.170658
3 years ended December 31, 2001...............    19.2%        6.0%       1.821681      2.170658
1 year ended December 31, 2001................   -10.6%      -10.6%       2.427131      2.170658



MFS INVESTORS TRUST SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -18.0%      -11.2%       1.000000      0.819591
1 year ended December 31, 2001................   -17.5%      -17.5%       0.992883      0.819591



MFS RESEARCH MANAGERS SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -13.4%       -8.3%       1.000000      0.865552
1 year ended December 31, 2001................   -22.5%      -22.5%       1.116456      0.865552



FI STRUCTURED EQUITY SUBACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001.....   126.9%       11.3%       1.000000      2.269327
5 years ended December 31, 2001...............    34.3%        6.1%       1.690048      2.269327
3 years ended December 31, 2001...............   -15.9%       -5.6%       2.697299      2.269327
1 year ended December 31, 2001................   -15.6%      -15.6%       2.688111      2.269327


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**Fidelity Management & Research Company became the subadviser on May 1, 2002.
  Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

LEHMAN BROTHERS AGGREGATE BOND INDEX SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   11.3%        5.1%        1.000000      1.112895
3 years ended December 31, 2001................   10.1%        3.3%        1.010793      1.112895
1 year ended December 31, 2001.................    4.5%        4.5%        1.065361      1.112895


JANUS MID CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
4 years, 10 months ended December 31, 2001....    51.5%       11.5%       1.000000      1.515283
3 years ended December 31, 2001...............   -10.5%       -3.6%       1.692860      1.515283
1 year ended December 31, 2001................   -39.1%      -39.1%       2.488300      1.515283



METLIFE STOCK INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
11 years, 8 months ended December 31, 2001....   232.8%       11.9%       1.000000      3.327989
10 years ended December 31, 2001..............   160.6%       10.1%       1.277184      3.327989
5 years ended December 31, 2001...............    44.8%        7.7%       2.298885      3.327989
3 years ended December 31, 2001...............   -10.9%       -3.8%       3.734716      3.327989
1 year ended December 31, 2001................   -15.1%      -15.1%       3.922110      3.327989


NEUBERGER BERMAN PARTNERS MID CAP VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   48.0%        20.0%       1.000000      1.479666
3 years ended December 31, 2001................   38.1%        11.4%       1.071284      1.479666
1 year ended December 31, 2001.................   -4.5%        -4.5%       1.549512      1.479666


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

PUTNAM LARGE CAP GROWTH SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
1 year, 8 months ended December 31, 2001......   -51.1%      -65.7%       1.000000      0.488634
1 year ended December 31, 2001................   -32.1%      -32.1%       0.720095      0.488634


MORGAN STANLEY EAFE INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001......   -16.0%       -7.8%       1.000000      0.839521
3 years ended December 31, 2001...............   -22.1%       -8.0%       1.077972      0.839521
1 year ended December 31, 2001................   -24.0%      -24.0%       1.104212      0.839521



PUTNAM INTERNATIONAL STOCK SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 years, 8 months ended December 31, 2001....     9.2%        1.4%       1.000000      1.092445
10 years ended December 31, 2001..............    12.5%        1.2%       0.971290      1.092445
5 years ended December 31, 2001...............   -10.0%       -2.1%       1.213526      1.092445
3 years ended December 31, 2001...............   -21.7%       -7.8%       1.395099      1.092445
1 year ended December 31, 2001................   -22.1%      -22.1%       1.403242      1.092445


RUSSELL 2000 INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   16.8%         7.5%       1.000000      1.167838
3 years ended December 31, 2001................   11.0%         3.6%       1.051688      1.167838
1 year ended December 31, 2001.................   -1.9%        -1.9%       1.190964      1.167838


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH INVESTMENT TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
18 years, 6 months ended December 31, 2001....   494.9%       10.7%       1.000000      5.948701
10 years ended December 31, 2001..............   147.3%        9.5%       2.404996      5.948701
5 years ended December 31, 2001...............    36.8%        6.5%       4.348456      5.948701
3 years ended December 31, 2001...............   -13.3%       -4.6%       6.862077      5.948701
1 year ended December 31, 2001................   -18.7%      -18.7%       7.313042      5.948701


LORD ABBETT BOND DEBENTURE SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
5 years, 8 months ended December 31, 2001......   33.6%        6.4%        1.000000      1.336291
5 years ended December 31, 2001................   19.9%        3.7%        1.114114      1.336291
3 years ended December 31, 2001................    1.8%        0.6%        1.312647      1.336291
1 year ended December 31, 2001.................    1.8%        1.8%        1.312385      1.336291


AMERICAN FUNDS GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                              % CHANGE     ANNUAL      BEGINNING        END
                                              IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                               VALUE        RATE       UNIT VALUE    UNIT VALUE
                                              --------    ---------    ----------    ----------
17 years, 10 months ended December 31,
  2001......................................   913.0%       14.7%       1.000000     10.129730
10 year ended December 31, 2001.............   262.1%       13.7%       2.797769     10.129730
5 years ended December 31, 2001.............   105.8%       15.5%       4.922657     10.129730
3 years ended December 31, 2001.............    21.6%        6.7%       8.327422     10.129730
1 year ended December 31, 2001..............   -23.2%      -23.2%      13.186551     10.129730


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

AMERICAN FUNDS GROWTH-INCOME SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
17 years, 10 months ended December 31, 2001....   653.5%       12.7%       1.000000      7.534636
10 years ended December 31, 2001...............   179.4%       10.8%       2.697132      7.534636
5 years ended December 31, 2001................    59.1%        9.7%       4.735909      7.534636
3 years ended December 31, 2001................    11.4%        3.7%       6.765938      7.534636
1 year ended December 31, 2001.................    -3.7%       -3.7%       7.827350      7.534636


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 8 months ended December 31, 2001.....    32.1%       11.0%       1.000000      1.320522
3 years ended December 31, 2001...............    30.5%        9.3%       1.012030      1.320522
1 year ended December 31, 2001................   -15.2%      -15.2%       1.558035      1.320522



JANUS GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -22.8%      -32.1%       1.000000      0.772355



FRANKLIN TEMPLETON SMALL CAP GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -12.3%      -17.8%       1.000000      0.877059



METLIFE MID CAP STOCK INDEX SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......    2.3%         4.7%       1.000000      1.022927
1 year ended December 31, 2001.................   -3.3%        -3.3%       1.057615      1.022927


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH AURORA SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......   38.9%        95.3%       1.000000      1.388638
1 year ended December 31, 2001.................   13.8%        13.8%       1.220413      1.388638



PIMCO TOTAL RETURN SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............    6.8%        7.7%        1.000000      1.067865



PIMCO INNOVATION SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                               % CHANGE     ANNUAL      BEGINNING        END
                                               IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                VALUE        RATE       UNIT VALUE    UNIT VALUE
                                               --------    ---------    ----------    ----------
10 months ended December 31, 2001............   -39.3%      -43.2%       1.000000      0.606956



MFS RESEARCH INTERNATIONAL SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                               % CHANGE     ANNUAL      BEGINNING        END
                                               IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                VALUE        RATE       UNIT VALUE    UNIT VALUE
                                               --------    ---------    ----------    ----------
10 months ended December 31, 2001............   -15.6%      -17.4%       1.000000      0.844460



MFS MID CAP GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                               % CHANGE     ANNUAL      BEGINNING        END
                                               IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                VALUE        RATE       UNIT VALUE    UNIT VALUE
                                               --------    ---------    ----------    ----------
10 months ended December 31, 2001............   -18.0%      -20.1%       1.000000      0.820440


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

HARRIS OAKMARK LARGE CAP VALUE SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   13.3%         4.0%       1.000000      1.132884
3 years ended December 31, 2001................   16.8%         5.3%       0.970179      1.132884
1 year ended December 31, 2001.................   16.1%        16.1%       0.975836      1.132884


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

C CLASS

STATE STREET RESEARCH MONEY MARKET SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   105.1%       4.2%        1.000000      2.051424
10 years ended December 31, 2001...............    28.7%       2.6%        1.594407      2.051424
5 years ended December 31, 2001................    15.7%       3.0%        1.772453      2.051424
3 years ended December 31, 2001................     8.9%       2.9%        1.884540      2.051424
1 year ended December 31, 2001.................     1.8%       1.8%        2.014928      2.051424


STATE STREET RESEARCH BOND INCOME SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001....   262.0%       7.7%        1.000000      3.619835
10 years ended December 31, 2001..............    71.5%       5.5%        2.110227      3.619835
5 years ended December 31, 2001...............    27.7%       5.0%        2.835316      3.619835
3 years ended December 31, 2001...............    10.1%       3.3%        3.287508      3.619835
1 year ended December 31, 2001................     6.7%       6.7%        3.393193      3.619835


SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......   53.8%        7.2%        1.000000      1.538306
5 years ended December 31, 2001................   19.3%        3.6%        1.289252      1.538306
3 years ended December 31, 2001................    9.6%        3.1%        1.403876      1.538306
1 year ended December 31, 2001.................    4.9%        4.9%        1.466554      1.538306



SALOMON BROTHERS U.S. GOVERNMENT SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......   43.1%        6.0%        1.000000      1.430644
5 years ended December 31, 2001................   25.0%        4.6%        1.144883      1.430644
3 years ended December 31, 2001................   11.5%        3.7%        1.283657      1.430644
1 year ended December 31, 2001.................    4.8%        4.8%        1.365185      1.430644


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**State Street Research & Management Company became the sub-adviser on July 1,
  2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

BALANCED SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......    42.5%        5.9%       1.000000      1.425397
5 years ended December 31, 2001................     2.1%        0.4%       1.396089      1.425397
3 years ended December 31, 2001................   -16.2%       -5.7%       1.700293      1.425397
1 year ended December 31, 2001.................    -6.3%       -6.3%       1.521041      1.425397


ALGER EQUITY GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   164.3%       17.1%       1.000000      2.643408
5 years ended December 31, 2001...............    71.2%       11.3%       1.544236      2.643408
3 years ended December 31, 2001...............    -4.0%       -1.4%       2.753588      2.643408
1 year ended December 31, 2001................   -13.7%      -13.7%       3.063233      2.643408


DAVIS VENTURE VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   156.1%       16.5%       1.000000      2.560928
5 years ended December 31, 2001...............    58.1%        9.6%       1.619346      2.560928
3 years ended December 31, 2001...............     7.8%        2.5%       2.376531      2.560928
1 year ended December 31, 2001................   -12.8%      -12.8%       2.938305      2.560928



HARRIS OAKMARK FOCUSED VALUE SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001......   152.7%       12.8%       1.000000      2.527342
5 years ended December 31, 2001................    55.1%        9.2%       1.629922      2.527342
3 years ended December 31, 2001................    45.5%       13.3%       1.737084      2.527342
1 year ended December 31, 2001.................    25.3%       25.3%       2.017065      2.527342


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

LOOMIS SAYLES SMALL CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 8 months ended December 31, 2001.....   117.1%       12.3%       1.000000      2.170658
5 years ended December 31, 2001...............    40.5%        7.0%       1.544760      2.170658
3 years ended December 31, 2001...............    19.2%        6.0%       1.821681      2.170658
1 year ended December 31, 2001................   -10.6%      -10.6%       2.427131      2.170658


MFS INVESTORS TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -18.0%      -11.2%       1.000000      0.819591
1 year ended December 31, 2001................   -17.5%      -17.5%       0.992883      0.819591



MFS RESEARCH MANAGERS SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -13.4%       -8.3%       1.000000      0.865552
1 year ended December 31, 2001................   -22.5%      -22.5%       1.116456      0.865552



FI STRUCTURED EQUITY SUBACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001.....   126.9%       11.3%       1.000000      2.269327
5 years ended December 31, 2001...............    34.3%        6.1%       1.690048      2.269327
3 years ended December 31, 2001...............   -15.9%       -5.6%       2.697299      2.269327
1 year ended December 31, 2001................   -15.6%      -15.6%       2.688111      2.269327


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**Fidelity Management & Research Company became the sub-adviser on May 1, 2002.
  Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

LEHMAN BROTHERS AGGREGATE BOND INDEX SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   11.3%        5.1%        1.000000      1.112895
3 years ended December 31, 2001................   10.1%        3.3%        1.010793      1.112895
1 year ended December 31, 2001.................    4.5%        4.5%        1.065361      1.112895



JANUS MID CAP SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
4 years, 10 months ended December 31, 2001....    51.5%       11.5%       1.000000      1.515283
3 years ended December 31, 2001...............   -10.5%       -3.6%       1.692860      1.515283
1 year ended December 31, 2001................   -39.1%      -39.1%       2.488300      1.515283



METLIFE STOCK INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
11 years, 8 months ended December 31, 2001....   232.8%       11.9%       1.000000      3.327989
10 years ended December 31, 2001..............   160.6%       10.1%       1.277184      3.327989
5 years ended December 31, 2001...............    44.8%        7.7%       2.298885      3.327989
3 years ended December 31, 2001...............   -10.9%       -3.8%       3.734716      3.327989
1 year ended December 31, 2001................   -15.1%      -15.1%       3.922110      3.327989



NEUBERGER BERMAN PARTNERS MID CAP VALUE SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   48.0%        20.0%       1.000000      1.479666
3 years ended December 31, 2001................   38.1%        11.4%       1.071284      1.479666
1 year ended December 31, 2001.................   -4.5%        -4.5%       1.549512      1.479666


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

PUTNAM LARGE CAP GROWTH SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
1 year, 8 months ended December 31, 2001......   -51.1%      -65.7%       1.000000      0.488634
1 year ended December 31, 2001................   -32.1%      -32.1%       0.720095      0.488634



MORGAN STANLEY EAFE INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001......   -16.0%       -7.8%       1.000000      0.839521
3 years ended December 31, 2001...............   -22.1%       -8.0%       1.077972      0.839521
1 year ended December 31, 2001................   -24.0%      -24.0%       1.104212      0.839521



PUTNAM INTERNATIONAL STOCK SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 years, 8 months ended December 31, 2001....     9.2%        1.4%       1.000000      1.092445
10 years ended December 31, 2001..............    12.5%        1.2%       0.971290      1.092445
5 years ended December 31, 2001...............   -10.0%       -2.1%       1.213526      1.092445
3 years ended December 31, 2001...............   -21.7%       -7.8%       1.395099      1.092445
1 year ended December 31, 2001................   -22.1%      -22.1%       1.403242      1.092445



RUSSELL 2000 INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   16.8%         7.5%       1.000000      1.167838
3 years ended December 31, 2001................   11.0%         3.6%       1.051688      1.167838
1 year ended December 31, 2001.................   -1.9%        -1.9%       1.190964      1.167838


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH INVESTMENT TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
18 years, 6 months ended December 31, 2001....   494.9%       10.7%       1.000000      5.948701
10 years ended December 31, 2001..............   147.3%        9.5%       2.404996      5.948701
5 years ended December 31, 2001...............    36.8%        6.5%       4.348456      5.948701
3 years ended December 31, 2001...............   -13.3%       -4.6%       6.862077      5.948701
1 year ended December 31, 2001................   -18.7%      -18.7%       7.313042      5.948701


LORD ABBETT BOND DEBENTURE SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
5 years, 8 months ended December 31, 2001......   33.6%        6.4%        1.000000      1.336291
5 years ended December 31, 2001................   19.9%        3.7%        1.114114      1.336291
3 years ended December 31, 2001................    1.8%        0.6%        1.312647      1.336291
1 year ended December 31, 2001.................    1.8%        1.8%        1.312385      1.336291


AMERICAN FUNDS GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                              % CHANGE     ANNUAL      BEGINNING        END
                                              IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                               VALUE        RATE       UNIT VALUE    UNIT VALUE
                                              --------    ---------    ----------    ----------
17 years, 10 months ended December 31,
  2001......................................   913.0%       14.7%       1.000000     10.129730
10 years ended December 31, 2001............   262.1%       13.7%       2.797769     10.129730
5 years ended December 31, 2001.............   105.8%       15.5%       4.922657     10.129730
3 years ended December 31, 2001.............    21.6%        6.7%       8.327422     10.129730
1 year ended December 31, 2001..............   -23.2%      -23.2%      13.186551     10.129730


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

AMERICAN FUNDS GROWTH-INCOME SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
17 years, 10 months ended December 31, 2001....   653.5%       12.7%       1.000000      7.534636
10 years ended December 31, 2001...............   179.4%       10.8%       2.697132      7.534636
5 years ended December 31, 2001................    59.1%        9.7%       4.735909      7.534636
3 years ended December 31, 2001................    11.4%        3.7%       6.765938      7.534636
1 year ended December 31, 2001.................    -3.7%       -3.7%       7.827350      7.534636


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 8 months ended December 31, 2001.....    32.1%       11.0%       1.000000      1.320522
3 years ended December 31, 2001...............    30.5%        9.3%       1.012030      1.320522
1 year ended December 31, 2001................   -15.2%      -15.2%       1.558035      1.320522



JANUS GROWTH SUBACCOUNT



        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -22.8%      -32.1%       1.000000      0.772355



FRANKLIN TEMPLETON SMALL CAP GROWTH SUBACCOUNT



        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -12.3%      -17.8%       1.000000      0.877059


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

METLIFE MID CAP STOCK INDEX SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......    2.3%         4.7%       1.000000      1.022927
1 year ended December 31, 2001.................   -3.3%        -3.3%       1.057615      1.022927



STATE STREET RESEARCH AURORA SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......   38.9%        95.3%       1.000000      1.388638
1 year ended December 31, 2001.................   13.8%        13.8%       1.220413      1.388638



PIMCO TOTAL RETURN SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
10 months ended December 31, 2001..............    6.8%        7.7%        1.000000      1.067865



PIMCO INNOVATION SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -39.3%      -43.2%       1.000000      0.606956



MFS RESEARCH INTERNATIONAL SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -15.6%      -17.4%       1.000000      0.844460


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

MFS MID CAP GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -18.0%      -20.1%       1.000000      0.820440



HARRIS OAKMARK LARGE CAP VALUE SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   13.3%         4.0%       1.000000      1.132884
3 years ended December 31, 2001................   16.8%         5.3%       0.970179      1.132884
1 year ended December 31, 2001.................   16.1%        16.1%       0.975836      1.132884


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

L CLASS

STATE STREET RESEARCH MONEY MARKET SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   108.9%       4.3%        1.000000      2.089436
10 years ended December 31, 2001...............    30.0%       2.7%        1.607779      2.089436
5 years ended December 31, 2001................    16.3%       3.1%        1.796287      2.089436
3 years ended December 31, 2001................     9.2%       3.0%        1.913704      2.089436
1 year ended December 31, 2001.................     1.9%       1.9%        2.050200      2.089436


STATE STREET RESEARCH BOND INCOME SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
18 years, 4 months ended December 31, 2001.....   268.7%       7.8%        1.000000      3.686904
10 years ended December 31, 2001...............    73.3%       5.7%        2.127924      3.686904
5 years ended December 31, 2001................    28.3%       5.1%        2.873440      3.686904
3 years ended December 31, 2001................    10.4%       3.4%        3.338381      3.686904
1 year ended December 31, 2001.................     6.8%       6.8%        3.452590      3.686904



SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......   54.9%        7.4%        1.000000      1.549378
5 years ended December 31, 2001................   19.9%        3.7%        1.292052      1.549378
3 years ended December 31, 2001................    9.9%        3.2%        1.409741      1.549378
1 year ended December 31, 2001.................    5.0%        5.0%        1.475626      1.549378


SALOMON BROTHERS U.S. GOVERNMENT SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......   44.1%        6.1%        1.000000      1.440942
5 years ended December 31, 2001................   25.6%        4.7%        1.147370      1.440942
3 years ended December 31, 2001................   11.8%        3.8%        1.289020      1.440942
1 year ended December 31, 2001.................    4.9%        4.9%        1.373630      1.440942


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**State Street Research & Management Company became the sub-adviser on July 1,
  2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

BALANCED SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001......    43.6%        6.0%       1.000000      1.435657
5 years ended December 31, 2001................     2.6%        0.5%       1.399120      1.435657
3 years ended December 31, 2001................   -15.9%       -5.6%       1.707396      1.435657
1 year ended December 31, 2001.................    -6.2%       -6.2%       1.530449      1.435657



ALGER EQUITY GROWTH SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   166.2%       17.2%       1.000000      2.662434
5 years ended December 31, 2001...............    72.0%       11.5%       1.547589      2.662434
3 years ended December 31, 2001...............    -3.7%       -1.3%       2.765087      2.662434
1 year ended December 31, 2001................   -13.6%      -13.6%       3.082175      2.662434



DAVIS VENTURE VALUE SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   157.9%       16.6%       1.000000      2.579356
5 years ended December 31, 2001...............    58.9%        9.7%       1.622861      2.579356
3 years ended December 31, 2001...............     8.1%        2.6%       2.386454      2.579356
1 year ended December 31, 2001................   -12.8%      -12.8%       2.956469      2.579356



HARRIS OAKMARK FOCUSED VALUE SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001......   154.9%       13.0%       1.000000      2.549363
5 years ended December 31, 2001................    55.8%        9.3%       1.635920      2.549363
3 years ended December 31, 2001................    45.9%       13.4%       1.746967      2.549363
1 year ended December 31, 2001.................    25.4%       25.4%       2.032596      2.549363


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

LOOMIS SAYLES SMALL CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 8 months ended December 31, 2001.....   118.7%       12.4%       1.000000      2.187377
5 years ended December 31, 2001...............    41.2%        7.1%       1.548886      2.187377
3 years ended December 31, 2001...............    19.5%        6.1%       1.830204      2.187377
1 year ended December 31, 2001................   -10.5%      -10.5%       2.443362      2.187377



MFS INVESTORS TRUST SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -17.8%      -11.1%       1.000000      0.821787
1 year ended December 31, 2001................   -17.4%      -17.4%       0.994541      0.821787



MFS RESEARCH MANAGERS SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -13.2%       -8.1%       1.000000      0.867872
1 year ended December 31, 2001................   -22.4%      -22.4%       1.118321      0.867872



FI STRUCTURED EQUITY SUBACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001.....   128.9%       11.4%       1.000000      2.289098
5 years ended December 31, 2001...............    34.9%        6.2%       1.696266      2.289098
3 years ended December 31, 2001...............   -15.6%       -5.5%       2.712638      2.289098
1 year ended December 31, 2001................   -15.5%      -15.5%       2.708801      2.289098


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**Fidelity Management & Research Company became the sub-adviser on May 1, 2002.
  Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

LEHMAN BROTHERS AGGREGATE BOND INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   11.6%        5.3%        1.000000      1.116401
3 years ended December 31, 2001................   10.4%        3.4%        1.010937      1.116401
1 year ended December 31, 2001.................    4.6%        4.6%        1.067643      1.116401



JANUS MID CAP SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
4 years, 10 months ended December 31, 2001....    52.3%       11.6%       1.000000      1.522630
3 years ended December 31, 2001...............   -10.2%       -3.5%       1.695959      1.522630
1 year ended December 31, 2001................   -39.0%      -39.0%       2.497840      1.522630



METLIFE STOCK INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
11 years, 8 months ended December 31, 2001....   236.7%       12.0%       1.000000      3.367063
10 years ended December 31, 2001..............   163.2%       10.2%       1.279315      3.367063
5 years ended December 31, 2001...............    45.5%        7.8%       2.314271      3.367063
3 years ended December 31, 2001...............   -10.6%       -3.7%       3.767231      3.367063
1 year ended December 31, 2001................   -15.1%      -15.1%       3.964163      3.367063



NEUBERGER BERMAN PARTNERS MID CAP VALUE SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   48.4%        20.2%       1.000000      1.484327
3 years ended December 31, 2001................   38.5%        11.5%       1.071437      1.484327
1 year ended December 31, 2001.................   -4.4%        -4.4%       1.552829      1.484327


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

PUTNAM LARGE CAP GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
1 year, 8 months ended December 31, 2001......   -51.1%      -65.7%       1.000000      0.489453
1 year ended December 31, 2001................   -32.1%      -32.1%       0.720574      0.489453



MORGAN STANLEY EAFE INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001......   -15.8%       -7.7%       1.000000      0.842168
3 years ended December 31, 2001...............   -21.9%       -7.9%       1.078125      0.842168
1 year ended December 31, 2001................   -23.9%      -23.9%       1.106576      0.842168



PUTNAM INTERNATIONAL STOCK SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 years, 8 months ended December 31, 2001....    10.4%        1.6%       1.000000      1.104175
10 years ended December 31, 2001..............    13.6%        1.3%       0.971940      1.104175
5 years ended December 31, 2001...............    -9.5%       -2.0%       1.220433      1.104175
3 years ended December 31, 2001...............   -21.5%       -7.7%       1.405847      1.104175
1 year ended December 31, 2001................   -22.1%      -22.1%       1.416880      1.104175



RUSSELL 2000 INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   17.2%         7.7%       1.000000      1.171519
3 years ended December 31, 2001................   11.4%         3.7%       1.051838      1.171519
1 year ended December 31, 2001.................   -1.8%        -1.8%       1.193515      1.171519


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH INVESTMENT TRUST SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
18 years, 6 months ended December 31, 2001....   506.0%       10.8%       1.000000      6.059967
10 years ended December 31, 2001..............   149.8%        9.6%       2.425582      6.059967
5 years ended December 31, 2001...............    37.5%        6.6%       4.407680      6.059967
3 years ended December 31, 2001...............   -13.0%       -4.6%       6.969451      6.059967
1 year ended December 31, 2001................   -18.6%      -18.6%       7.442320      6.059967



LORD ABBETT BOND DEBENTURE SUBACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
5 years, 8 months ended December 31, 2001......   34.4%        6.5%        1.000000      1.343890
5 years ended December 31, 2001................   20.5%        3.8%        1.114858      1.343890
3 years ended December 31, 2001................    2.1%        0.7%        1.316154      1.343890
1 year ended December 31, 2001.................    1.9%        1.9%        1.318521      1.343890



AMERICAN FUNDS GROWTH SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                              % CHANGE     ANNUAL      BEGINNING        END
                                              IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                               VALUE        RATE       UNIT VALUE    UNIT VALUE
                                              --------    ---------    ----------    ----------
17 years, 10 months ended December 31,
  2001......................................   931.3%       14.8%       1.000000     10.312695
10 years ended December 31, 2001............   265.7%       13.8%       2.819958     10.312695
5 years ended December 31, 2001.............   106.8%       15.6%       4.986593     10.312695
3 years ended December 31, 2001.............    22.0%        6.9%       8.452451     10.312695
1 year ended December 31, 2001..............   -23.1%      -23.1%      13.411274     10.312695



AMERICAN FUNDS GROWTH-INCOME SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
17 years, 10 months ended December 31, 2001....   667.1%       12.8%       1.000000      7.670699
10 years ended December 31, 2001...............   182.2%       10.9%       2.718519      7.670699
5 years ended December 31, 2001................    59.9%        9.8%       4.797407      7.670699
3 years ended December 31, 2001................    11.7%        3.8%       6.867508      7.670699
1 year ended December 31, 2001.................    -3.6%       -3.6%       7.960732      7.670699


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 8 months ended December 31, 2001.....    32.5%       11.1%       1.000000      1.325384
3 years ended December 31, 2001...............    30.9%        9.4%       1.012709      1.325384
1 year ended December 31, 2001................   -15.2%      -15.2%       1.562197      1.325384



JANUS GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -22.7%      -32.0%       1.000000      0.772873



FRANKLIN TEMPLETON SMALL CAP GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -12.2%      -17.7%       1.000000      0.877647



METLIFE MID CAP STOCK INDEX SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......    2.4%         5.0%       1.000000      1.024455
1 year ended December 31, 2001.................   -3.2%        -3.2%       1.058128      1.024455


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH AURORA SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......   39.1%        95.9%       1.000000      1.390710
1 year ended December 31, 2001.................   13.9%        13.9%       1.221004      1.390710



PIMCO TOTAL RETURN SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
10 months ended December 31, 2001..............    6.9%        7.9%        1.000000      1.069114



PIMCO INNOVATION SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -39.3%      -43.2%       1.000000      0.607494



MFS RESEARCH INTERNATIONAL SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -15.5%      -17.4%       1.000000      0.845207



MFS MID CAP GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -17.9%      -20.0%       1.000000      0.821167


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

HARRIS OAKMARK LARGE CAP VALUE SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   13.6%         4.2%       1.000000      1.136453
3 years ended December 31, 2001................   17.1%         5.4%       0.970317      1.136453
1 year ended December 31, 2001.................   16.2%        16.2%       0.977926      1.136453


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

P CLASS


STATE STREET RESEARCH MONEY MARKET SUBACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL       BEGINNING        END
                                                 IN UNIT     EFFECTIVE     OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE     UNIT VALUE
                                                 --------    ---------    -----------    ----------
18 years, 4 months ended December 31, 2001.....   122.8%       4.7%        1.000000       2.228091
10 years ended December 31, 2001...............    34.6%       3.0%        1.655464       2.228091
5 years ended December 31, 2001................    18.4%       3.4%        1.882247       2.228091
3 years ended December 31, 2001................    10.3%       3.3%        2.019367       2.228091
1 year ended December 31, 2001.................     2.3%       2.3%        2.178573       2.228091



STATE STREET RESEARCH BOND INCOME SUBACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL       BEGINNING        END
                                                 IN UNIT     EFFECTIVE     OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE     UNIT VALUE
                                                 --------    ---------    -----------    ----------
18 years, 4 months ended December 31, 2001.....   293.2%       8.2%        1.000000       3.931555
10 years ended December 31, 2001...............    79.4%       6.0%        2.191032       3.931555
5 years ended December 31, 2001................    30.6%       5.5%        3.010937       3.931555
3 years ended December 31, 2001................    11.6%       3.7%        3.522691       3.931555
1 year ended December 31, 2001.................     7.2%       7.2%        3.668763       3.931555



SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL       BEGINNING        END
                                                 IN UNIT     EFFECTIVE     OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE     UNIT VALUE
                                                 --------    ---------    -----------    ----------
7 years, 2 months ended December 31, 2001......   58.9%        7.8%        1.000000       1.588757
5 years ended December 31, 2001................   22.0%        4.1%        1.301897       1.588757
3 years ended December 31, 2001................   11.1%        3.6%        1.430461       1.588757
1 year ended December 31, 2001.................    5.4%        5.4%        1.507816       1.588757



SALOMON BROTHERS U.S. GOVERNMENT SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL       BEGINNING        END
                                                 IN UNIT     EFFECTIVE     OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE     UNIT VALUE
                                                 --------    ---------    -----------    ----------
7 years, 2 months ended December 31, 2001......   47.8%        6.5%        1.000000       1.477565
5 years ended December 31, 2001................   27.8%        5.0%        1.156114       1.477565
3 years ended December 31, 2001................   13.0%        4.1%        1.307966       1.477565
1 year ended December 31, 2001.................    5.3%        5.3%        1.403596       1.477565


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**State Street Research & Management Company became the sub-adviser on July 1,
  2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

BALANCED SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL       BEGINNING        END
                                                 IN UNIT     EFFECTIVE     OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE     UNIT VALUE
                                                 --------    ---------    -----------    ----------
7 years, 2 months ended December 31, 2001......    47.2%        6.5%       1.000000       1.472150
5 years ended December 31, 2001................     4.4%        0.9%       1.409780       1.472150
3 years ended December 31, 2001................   -15.0%       -5.3%       1.732485       1.472150
1 year ended December 31, 2001.................    -5.9%       -5.9%       1.563834       1.472150



ALGER EQUITY GROWTH SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL       BEGINNING        END
                                                IN UNIT     EFFECTIVE     OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE     UNIT VALUE
                                                --------    ---------    -----------    ----------
7 years, 2 months ended December 31, 2001.....   173.0%       17.7%       1.000000       2.730104
5 years ended December 31, 2001...............    75.1%       11.9%       1.559382       2.730104
3 years ended December 31, 2001...............    -2.7%       -0.9%       2.805709       2.730104
1 year ended December 31, 2001................   -13.3%      -13.3%       3.149391       2.730104


DAVIS VENTURE VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 2 months ended December 31, 2001.....   164.5%       17.1%       1.000000      2.644898
5 years ended December 31, 2001...............    61.7%       10.1%       1.635223      2.644898
3 years ended December 31, 2001...............     9.2%        3.0%       2.421510      2.644898
1 year ended December 31, 2001................   -12.4%      -12.4%       3.020926      2.644898



HARRIS OAKMARK FOCUSED VALUE SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING OF       END
                                                IN UNIT     EFFECTIVE    PERIOD UNIT     OF PERIOD
                                                 VALUE        RATE          VALUE        UNIT VALUE
                                                --------    ---------    ------------    ----------
8 years, 8 months ended December 31, 2001.....   162.8%       13.4%         1.000000      2.627948
5 years ended December 31, 2001...............    58.6%        9.7%         1.657086      2.627948
3 years ended December 31, 2001...............    47.5%       13.8%         1.782000      2.627948
1 year ended December 31, 2001................    25.9%       25.9%         2.087894      2.627948


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

LOOMIS SAYLES SMALL CAP SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
7 years, 8 months ended December 31, 2001.....   124.7%       12.9%       1.000000      2.246907
5 years ended December 31, 2001...............    43.7%        7.5%       1.563414      2.246907
3 years ended December 31, 2001...............    20.8%        6.5%       1.860345      2.246907
1 year ended December 31, 2001................   -10.2%      -10.2%       2.501022      2.246907


MFS INVESTORS TRUST SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -17.0%      -10.6%       1.000000      0.829518
1 year ended December 31, 2001................   -17.1%      -17.1%       1.000365      0.829518



MFS RESEARCH MANAGERS SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
2 years, 8 months ended December 31, 2001.....   -12.4%       -7.6%       1.000000      0.876039
1 year ended December 31, 2001................   -22.1%      -22.1%       1.124870      0.876039



FI STRUCTURED EQUITY SUBACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
8 years, 8 months ended December 31, 2001......   136.0%        11.8%      1.000000      2.359652
5 years ended December 31, 2001................    37.3%         6.6%      1.718207      2.359652
3 years ended December 31, 2001................   -14.7%        -5.2%      2.767006      2.359652
1 year ended December 31, 2001.................   -15.2%       -15.2%      2.782467      2.359652


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**Fidelity Management & Research Company became the sub-adviser on May 1, 2002.
  Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

LEHMAN BROTHERS AGGREGATE BOND INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   12.9%        5.8%        1.000000      1.128756
3 years ended December 31, 2001................   11.6%        3.7%        1.011441      1.128756
1 year ended December 31, 2001.................    4.9%        4.9%        1.075668      1.128756


JANUS MID CAP SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
4 years, 10 months ended December 31, 2001....    54.9%       12.1%       1.000000      1.548625
3 years ended December 31, 2001...............    -9.3%       -3.2%       1.706846      1.548625
1 year ended December 31, 2001................   -38.8%      -38.8%       2.531515      1.548625


METLIFE STOCK INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
11 years, 8 months ended December 31, 2001....   250.7%       12.5%       1.000000      3.507451
10 years ended December 31, 2001..............   172.6%       10.5%       1.286801      3.507451
5 years ended December 31, 2001...............    48.1%        8.2%       2.368932      3.507451
3 years ended December 31, 2001...............    -9.7%       -3.3%       3.883265      3.507451
1 year ended December 31, 2001................   -14.8%      -14.8%       4.114915      3.507451


NEUBERGER BERMAN PARTNERS MID CAP VALUE SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   50.1%        20.8%       1.000000      1.500756
3 years ended December 31, 2001................   40.0%        11.9%       1.071970      1.500756
1 year ended December 31, 2001.................   -4.1%        -4.1%       1.564495      1.500756


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

PUTNAM LARGE CAP GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
1 year, 8 months ended December 31, 2001......   -50.8%      -65.4%       1.000000      0.492328
1 year ended December 31, 2001................   -31.8%      -31.8%       0.722251      0.492328



MORGAN STANLEY EAFE INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001......   -14.9%       -7.2%       1.000000      0.851495
3 years ended December 31, 2001...............   -21.1%       -7.6%       1.078661      0.851495
1 year ended December 31, 2001................   -23.6%      -23.6%       1.114892      0.851495


PUTNAM INTERNATIONAL STOCK SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 years, 8 months ended December 31, 2001....    14.6%        2.2%       1.000000      1.146225
10 years ended December 31, 2001..............    17.7%        1.6%       0.974219      1.146225
5 years ended December 31, 2001...............    -7.9%       -1.6%       1.244916      1.146225
3 years ended December 31, 2001...............   -20.6%       -7.4%       1.444118      1.146225
1 year ended December 31, 2001................   -21.8%      -21.8%       1.465661      1.146225



RUSSELL 2000 INDEX SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   18.4%         8.2%       1.000000      1.184494
3 years ended December 31, 2001................   12.6%         4.0%       1.052362      1.184494
1 year ended December 31, 2001.................   -1.5%        -1.5%       1.202487      1.184494


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

STATE STREET RESEARCH INVESTMENT TRUST SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
18 years, 6 months ended December 31, 2001....   546.6%       11.2%       1.000000      6.465995
10 years ended December 31, 2001..............   158.7%       10.0%       2.499025      6.465995
5 years ended December 31, 2001...............    39.9%        6.9%       4.621364      6.465995
3 years ended December 31, 2001...............   -12.1%       -4.2%       7.358615      6.465995
1 year ended December 31, 2001................   -18.3%      -18.3%       7.913002      6.465995


LORD ABBETT BOND DEBENTURE SUBACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
5 years, 8 months ended December 31, 2001......   37.1%        7.0%        1.000000      1.370826
5 years ended December 31, 2001................   22.7%        4.2%        1.117468      1.370826
3 years ended December 31, 2001................    3.2%        1.1%        1.328498      1.370826
1 year ended December 31, 2001.................    2.3%        2.3%        1.340223      1.370826


AMERICAN FUNDS GROWTH SUBACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                              % CHANGE     ANNUAL      BEGINNING OF       END
                                              IN UNIT     EFFECTIVE    PERIOD UNIT     OF PERIOD
                                               VALUE        RATE          VALUE        UNIT VALUE
                                              --------    ---------    ------------    ----------
17 years, 10 months ended December 31,
  2001......................................   998.0%       15.2%         1.000000     10.979737
10 years ended December 31, 2001............   278.7%       14.2%         2.899005     10.979737
5 years ended December 31, 2001.............   110.5%       16.0%         5.216950     10.979737
3 years ended December 31, 2001.............    23.3%        7.2%         8.904970     10.979737
1 year ended December 31, 2001..............   -22.8%      -22.8%        14.228294     10.979737


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.


**The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

AMERICAN FUNDS GROWTH-INCOME SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
17 years, 10 months ended December 31, 2001...   716.7%       13.2%       1.000000      8.166745
10 years ended December 31, 2001..............   192.2%       11.3%       2.794709      8.166745
5 years ended December 31, 2001...............    62.7%       10.2%       5.018981      8.166745
3 years ended December 31, 2001...............    12.9%        4.1%       7.235119      8.166745
1 year ended December 31, 2001................    -3.3%       -3.3%       8.445667      8.166745



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUBACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
3 years, 8 months ended December 31, 2001.....    34.3%       11.6%       1.000000      1.342549
3 years ended December 31, 2001...............    32.3%        9.8%       1.015092      1.342549
1 year ended December 31, 2001................   -14.9%      -14.9%       1.576849      1.342549



JANUS GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -22.5%      -31.7%       1.000000      0.774690



FRANKLIN TEMPLETON SMALL CAP GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
8 months ended December 31, 2001..............   -12.0%      -17.4%       1.000000      0.879708


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

METLIFE MID CAP STOCK INDEX SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......    3.0%         6.2%       1.000000      1.029818
1 year ended December 31, 2001.................   -2.8%        -2.8%       1.059924      1.029818



STATE STREET RESEARCH AURORA SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
1 year, 5 months ended December 31, 2001.......   39.8%        98.0%       1.000000      1.397984
1 year ended December 31, 2001.................   14.3%        14.3%       1.223074      1.397984



PIMCO TOTAL RETURN SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
10 months ended December 31, 2001..............    7.2%        8.2%        1.000000      1.072133



PIMCO INNOVATION SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -39.1%      -43.0%       1.000000      0.609384



MFS RESEARCH INTERNATIONAL SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -15.2%      -17.1%       1.000000      0.847826


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

MFS MID CAP GROWTH SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............   -17.6%      -19.7%       1.000000      0.823718



HARRIS OAKMARK LARGE CAP VALUE SUBACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                                 % CHANGE     ANNUAL      BEGINNING        END
                                                 IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                  VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                 --------    ---------    ----------    ----------
3 years, 1 month ended December 31, 2001.......   14.9%         4.5%       1.000000      1.149030
3 years ended December 31, 2001................   18.4%         5.8%       0.970802      1.149030
1 year ended December 31, 2001.................   16.6%        16.6%       0.985276      1.149030


------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD


     From time to time, we may quote in advertisements and sales literature the current yield for the State Street Research Money Market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Greater of Annual Step-Up or 5% Annual Increase Death Benefit (1.50% for the Standard Class; 1.85% for the Bonus Class; 1.85% for the C Class; 1.75% for the L Class; and 1.40% for the P Class); and
(2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used. Based on our average contract size and withdrawals, we have assumed the average per unit Contract Administrative Fee to be 0.08%.


     On a Class-specific basis, current yield will be calculated according to the following formula:


                   Current Yield = ((NCF - ES)/UV) x (365/7)


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.


     The current yield for the State Street Research Money Market Subaccount for the 7-day period ended December 31, 2001 for the Standard, B Plus, C, L and P Classes was -0.03%, -0.21%, -0.21%, -0.15%, and 0.01%, respectively.



     We may also quote the effective yield of the State Street Research Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:



                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.


     The effective yield for the State Street Research Money Market Subaccount for the 7-day period ended December 31, 2001 for the Standard, B Plus, C, L and P Classes was -0.03%, -0.21%, -0.21%, -0.15%, and 0.01%, respectively.


     Because of the charges and deductions imposed under the Contract, the yield for the State Street Research Money Market Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the State Street Research Money Market Subaccount normally will fluctuate on a daily basis.

Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the State Street Research Money Market Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS


     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the State Street Research Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by
(2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Greater of Annual Step-Up or 5% Annual Increase Death Benefit (1.50% for the Standard Class; 1.85% for the Bonus Class; 1.85% for the C Class; 1.75% for the L Class; and 1.40% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used. Based on average contract size and withdrawals, we have assumed the average per unit Contract Administrative Fee to be 0.08%.


     On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:


                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)


     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.


     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.



     Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR


     The Company determines the net investment factor ("Net Investment Factor") for each Class of subaccount on each day on which the New York Stock Exchange is open for trading as follows:



          (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;


          (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.


          (4) Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)


                                ANNUITY PAYMENTS


     At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.


     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the annuity payment option involves a life contingency. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option.

     The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

     The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

     The number of annuity units credited under a variable payment option is determined as follows:

          (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

          (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined at least 10 days before the payment is due.


     The value of an annuity unit for the Class of each subaccount depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)


     On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.


     Illustrations of annuity payments under various hypothetical and historical rates appear in the tables below. These illustrations assume that the Guaranteed Minimum Income Benefit Rider was not elected. The monthly equivalents of the hypothetical annual net returns for the Standard Class, Bonus Class and P Class of -2.24%, 3.50%, 3.63%, 5.58% and 7.54% shown in the tables at pages II-146,
II-147, and II-150, respectively are -.19%, .29%, .30%, .45% and .61%. The monthly equivalents of the hypothetical annual net returns for the C Class of -2.58%, 3.50%, 3.27%, 5.22% and 7.16% shown in the table at page II-148 are
-.22%, .29%, .27%, .42% and .58%. The monthly equivalents of the hypothetical annual net returns for the L Class of -2.48%, 3.50%, 3.37%, 5.32% and 7.27% shown in the table at page II-149 are -.21%, .29%, .28%, .43% and .59%.

                 HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS


     The following tables have been prepared to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The tables illustrate on a Class-specific basis how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of: (1) 0%, 5.87%, 6%, 8% or 10% for the Standard, Bonus and P Class; (2) 0%, 6.13%, 6%, 8% or 10% for the L Class; and (3) 0%, 6.24%, 6%, 8% or 10% for the C Class. The values would be different from those shown if the returns averaged: (1) 0%, 5.87%, 6%, 8% or 10% for the Standard, Bonus and P Class; (2) 0%, 6.13%, 6%, 8% or 10% for the L Class; and (3) 0%, 6.24%, 6%, 8% or 10% for the C Class, but fluctuated over and under those averages throughout the years.



     The Class-specific tables reflect the average daily charge to the subaccounts for the applicable Asset-Based Insurance Charge, which would be:
1.27% for the Standard, B Plus and P Classes; 1.62% for the C Class; and 1.52% for the L Class. The amounts shown in the tables also take into account the Eligible Funds' management fees and operating expenses which are assumed to be at an annual rate of .99% of the average daily net assets of the Eligible Funds. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than .99%, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."



     The tables show both the gross rate and the net rate. The difference between gross and net rates represents the applicable Asset-Based Insurance Charges noted above and the assumed .99% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly: 2.26% for the Standard, Bonus and P Classes; 2.61% for the C Class; and 2.51% for the L Class.



     One table follows for each Class. The table assumes that 100% of the Contract Value is allocated to a variable annuity payment option. The illustration assume that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. We may illustrate other annuity payment options such as assuming that 50% of the Contract Value is placed under a fixed annuity payment option, using the fixed crediting rate the Company offered on fixed annuity payment options at the date of the illustration.



     When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.


     These tables show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

STANDARD CLASS
                          ANNUITY PAY-OUT ILLUSTRATION
                             (100% VARIABLE PAYOUT)


ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.5%


VARIABLE MONTHLY ANNUITY PAYMENT ON THE DATE OF THE ILLUSTRATION:  $526.37



MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.



                                         AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                              WITH AN ASSUMED RATE OF RETURN OF:
                                       -------------------------------------------------
                             GROSS       0%       5.87%      6%        8%         10%
PAYMENT  CALENDAR            -----     -------   -------   -------   -------   ---------
 YEAR      YEAR      AGE     NET**     -2.24%     3.50%     3.63%     5.58%      2.54%
-------  --------    ---     -----     -------   -------   -------   -------   ---------
   1       2002      65                $526.37   $526.37   $526.37   $526.37   $  526.37
   2       2003      66                 497.19    526.37    527.02    536.97      546.91
   3       2004      67                 469.63    526.37    527.68    547.78      568.26
   4       2005      68                 443.60    526.37    528.34    558.82      590.44
   5       2006      69                 419.01    526.37    529.00    570.07      613.49
  10       2011      74                 315.06    526.37    532.31    629.84      742.94
  15       2016      79                 236.90    526.37    535.64    695.87      899.71
  20       2021      84                 178.13    526.37    538.99    768.83    1,089.56



IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND, WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.27% Asset-Based Insurance Charge from the Gross Rates of Return.

B PLUS CLASS


                          ANNUITY PAY-OUT ILLUSTRATION
                             (100% VARIABLE PAYOUT)


ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $613.17



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $626.66


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.5%


VARIABLE MONTHLY ANNUITY PAYMENT ON THE DATE OF THE ILLUSTRATION:  $506.12



MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.



                                       AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                            WITH AN ASSUMED RATE OF RETURN OF:
                                     -------------------------------------------------
                           GROSS       0%       5.87%      6%        8%         10%
PAYMENT  CALENDAR          -----     -------   -------   -------   -------   ---------
 YEAR      YEAR     AGE    NET**     -2.24%     3.50%     3.63%     5.58%      7.54%
-------  --------   ---    -----     -------   -------   -------   -------   ---------
   1       2002     65               $506.12   $506.12   $506.12   $506.12   $  506.12
   2       2003     66                478.07    506.12    506.75    516.32      525.88
   3       2004     67                451.57    506.12    507.39    526.72      546.41
   4       2005     68                426.54    506.12    508.02    537.32      567.73
   5       2006     69                402.90    506.12    508.65    548.15      589.89
  10       2011     74                302.95    506.12    511.84    605.62      714.37
  15       2016     79                227.79    506.12    515.04    669.11      865.11
  20       2021     84                171.28    506.12    518.26    739.26    1,047.65



IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.27% Asset-Based Insurance Charge from the Gross Rates of Return.

C CLASS

                          ANNUITY PAY-OUT ILLUSTRATION
                             (100% VARIABLE PAYOUT)


ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.5%


VARIABLE MONTHLY ANNUITY PAYMENT ON THE DATE OF THE ILLUSTRATION:  $526.37



MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.



                                       AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                            WITH AN ASSUMED RATE OF RETURN OF:
                                     -------------------------------------------------
                           GROSS       0%       6.24%      6%        8%         10%
PAYMENT  CALENDAR          -----     -------   -------   -------   -------   ---------
 YEAR      YEAR     AGE    NET**     -2.58%     3.50%     3.27%     5.22%      7.16%
-------  --------   ---    -----     -------   -------   -------   -------   ---------
   1       2002     65               $526.37   $526.37   $526.37   $526.37   $  526.37
   2       2003     66                495.45    526.37    525.18    535.09      545.00
   3       2004     67                466.36    526.37    524.00    543.96      564.30
   4       2005     68                438.97    526.37    522.82    552.98      584.28
   5       2006     69                413.19    526.37    521.65    562.15      604.96
  10       2011     74                305.29    526.37    515.80    610.31      719.91
  15       2016     79                225.57    526.37    510.03    662.60      856.69
  20       2021     84                166.67    526.37    504.32    719.37    1,019.47



IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.62% Asset-Based Insurance Charge from the Gross Rates of Return.

L CLASS

                          ANNUITY PAY-OUT ILLUSTRATION
                             (100% VARIABLE PAYOUT)


ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.5%


VARIABLE MONTHLY ANNUITY PAYMENT ON THE DATE OF THE ILLUSTRATION:  $526.37



MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.



                                       AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                            WITH AN ASSUMED RATE OF RETURN OF:
                                     -------------------------------------------------
                           GROSS       0%       6.13%      6%        8%         10%
PAYMENT  CALENDAR          -----     -------   -------   -------   -------   ---------
 YEAR      YEAR     AGE    NET**      2.48%     3.50%     3.37%     5.32%      7.27%
-------  --------   ---    -----     -------   -------   -------   -------   ---------
   1       2002     65               $526.37   $526.37   $526.37   $526.37   $  526.37
   2       2003     66                495.95    526.37    525.71    535.63      545.55
   3       2004     67                467.29    526.37    525.05    545.05      565.43
   4       2005     68                440.29    526.37    524.39    554.64      586.03
   5       2006     69                414.84    526.37    523.74    564.40      607.39
  10       2011     74                308.05    526.37    520.47    615.83      726.42
  15       2016     79                228.75    526.37    517.22    671.94      868.77
  20       2021     84                169.87    526.37    513.99    733.17    1,039.02



IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.52% Asset-Based Insurance Charge from the Gross Rates of Return.

P CLASS

                          ANNUITY PAY-OUT ILLUSTRATION
                             (100% VARIABLE PAYOUT)


ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.5%


VARIABLE MONTHLY ANNUITY PAYMENT ON THE DATE OF THE ILLUSTRATION:  $526.37



MONTHLY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.



                                       AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                            WITH AN ASSUMED RATE OF RETURN OF:
                                     -------------------------------------------------
                           GROSS        %       5.87%      6%        8%         10%
PAYMENT  CALENDAR          -----     -------   -------   -------   -------   ---------
 YEAR      YEAR     AGE    NET**     -2.24%     3.50%     3.63%     5.58%      7.54%
-------  --------   ---    -----     -------   -------   -------   -------   ---------
   1       2002     65               $526.37   $526.37   $526.37   $526.37   $  526.37
   2       2003     66                497.19    526.37    527.02    536.97      546.91
   3       2004     67                469.63    526.37    527.68    547.78      568.26
   4       2005     68                443.60    526.37    528.34    558.82      590.44
   5       2006     69                419.01    526.37    529.00    570.07      613.49
  10       2011     74                315.06    526.37    532.31    629.84      742.94
  15       2016     79                236.90    526.37    535.64    695.87      899.71
  20       2021     84                178.13    526.37    538.99    768.83    1,089.56



IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.27% Asset-Based Insurance Charge from the Gross Rates of Return.

                  HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     The following tables have been prepared to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity payments vary over time based on fluctuations in annual returns.


     The Class-specific tables reflect the daily charge to the subaccounts for the applicable Asset Based Insurance Charge, which would be: 1.25% for the Standard, B Plus and P Classes; 1.60% for the C Class; and 1.50% for the L Class. These amounts increase by .25% for subaccounts investing in the American Funds Insurance Series. The amounts shown in the tables also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Fee Table" for more complete details. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."



     The following tables assume that 100% of the Contract Value is allocated to a variable annuity payment option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the State Street Research Money Market and State Street Research Bond Income Series, and that the Annuitant's age has increased by the time the other portfolios became available. The historical variable annuity payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity payment and actual performance less than 3.5% per year resulted in a decreased annuity payment. We offer alternative Assumed Interest Rates (AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.



     For each Class, the table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds. Upon request, and when you are considering an annuity payment option, we will furnish a comparable illustration based on your individual circumstances.

STANDARD CLASS

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                             (100% VARIABLE PAYOUT)


ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69; FOR AGE 72:
$718.16; FOR AGE 75: $759.82; FOR AGE 80: $833.72; AND FOR AGE 81: $848.22.



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72; FOR AGE 72: $733.96; FOR AGE 75: $776.53; FOR AGE 80: $852.06; AND FOR AGE 81: $866.89.


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.50%


MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.


               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:


                                                              STANDARD CLASS
                           ------------------------------------------------------------------------------------
                                                    SALOMON
                            STATE      STATE       BROTHERS       SALOMON
                           STREET     STREET       STRATEGIC      BROTHERS                  ALGER       DAVIS
PAYMENT   CALENDAR          MONEY      BOND          BOND           U.S.                   EQUITY      VENTURE
 YEAR       YEAR     AGE   MARKET     INCOME     OPPORTUNITIES   GOVERNMENT   BALANCED     GROWTH       VALUE
-------   --------   ---   -------   ---------   -------------   ----------   ---------   ---------   ---------
  1         1983     65    $526.37   $  526.37
 2          1984     66    533.54       537.72
 3          1985     67    562.23       576.21
 4          1986     68    579.34       651.36
 5          1987     69    588.94       711.92
 6          1988     70    597.14       692.97
 7          1989     71    611.03       714.69
 8          1990     72    635.43       763.92
 9          1991     73    654.31       785.78
 10         1992     74    661.47       882.29
 11         1993     75    653.41       908.29
 12         1994     76    640.40       973.50      $702.52       $702.52     $ 702.52    $  702.52   $  702.52
 13         1995     77    633.76       895.53       687.21        701.13       696.25       677.16      672.55
 14         1996     78    637.62     1,033.07       781.75        768.44       827.94       959.45      892.72
 15         1997     79    637.88     1,028.35       851.62        756.26       922.19     1,034.53    1,069.66
 16         1998     80    639.55     1,085.37       901.26        781.52     1,020.80     1,238.12    1,360.89
 17         1999     81    640.77     1,126.51       876.13        801.10     1,061.11     1,742.83    1,483.12
 18         2000     82    640.17     1,067.20       846.66        765.05       959.59     2,227.15    1,660.93
 19         2001     83    647.20     1,098.40       864.60        804.84       896.73     1,831.55    1,732.24
 20         2002     84    640.49     1,138.99       881.54        819.84       816.84     1,536.34    1,467.55

                                                                 STANDARD CLASS
                      -----------------------------------------------------------------------------------------------------
                                                                                                                   LEHMAN
                       HARRIS      LOOMIS                               FI        PUTNAM    PUTNAM                BROTHERS
PAY-   CALEN-          OAKMARK     SAYLES        MFS        MFS       STRUC-     INTERNA-    LARGE                AGGREGATE
MENT    DAR            FOCUSED      SMALL     INVESTORS   RESEARCH     TURED      TIONAL      CAP       JANUS       BOND
YEAR    YEAR    AGE     VALUE        CAP        TRUST     MANAGERS    EQUITY      STOCK     GROWTH     MID CAP      INDEX
----   ------   ---   ---------   ---------   ---------   --------   ---------   --------   -------   ---------   ---------
 1      1983    65
 2      1984    66
 3      1985    67
 4      1986    68
 5      1987    69
 6      1988    70
 7      1989    71
 8      1990    72
 9      1991    73
10      1992    74
11      1993    75    $  683.54                                      $  683.54
12      1994    76       759.20   $  702.52                             755.91   $737.86
13      1995    77       721.41      673.58                             711.53    743.43
14      1996    78       895.95      826.89                             925.15    714.27
15      1997    79     1,003.71    1,029.36                           1,040.74    668.19              $  760.95
16      1998    80     1,122.01    1,224.45                           1,323.46    621.54                 936.54    $780.44
17      1999    81     1,010.64    1,146.86    $799.62    $799.62     1,569.26    725.75               1,222.80     785.60
18      2000    82       966.21    1,439.61     796.15     927.48     1,634.95    805.64    $818.27    2,594.72     737.49
19      2001    83     1,108.60    1,443.48     757.04     851.26     1,477.39    689.60    578.08     1,697.93     782.20
20      2002    84     1,350.20    1,254.86     607.43     641.50     1,212.35    521.85    381.31     1,005.09     794.25



                                                                 STANDARD CLASS
                      -----------------------------------------------------------------------------------------------------
                                                                                                                  AMERICAN
                                                        STATE      NEUBERGER                                        FUNDS
                                  MORGAN                STREET      BERMAN       LORD                 AMERICAN     GLOBAL
PAY-   CALEN-          METLIFE    STANLEY   RUSSELL    RESEARCH    PARTNERS     ABBETT     AMERICAN     FUNDS       SMALL
MENT    DAR             STOCK      EAFE      2000     INVESTMENT    MID CAP      BOND       FUNDS      GROWTH-    CAPITALI-
YEAR    YEAR    AGE     INDEX      INDEX     INDEX      TRUST        VALUE     DEBENTURE    GROWTH     INCOME      ZATION
----   ------   ---   ---------   -------   -------   ----------   ---------   ---------   --------   ---------   ---------
  1     1983    65                                    $  526.37
 2      1984    66                                       500.55                            $ 539.05   $ 539.05
 3      1985    67                                       479.00                              525.31     561.85
 4      1986    68                                       614.55                              598.79     732.17
 5      1987    69                                       644.99                              741.16     848.97
 6      1988    70                                       657.98                              760.28     810.47
 7      1989    71                                       692.53                              826.85     879.47
 8      1990    72    $  629.52                          871.22                            1,029.37   1,046.54
 9      1991    73       620.61                          784.54                              933.93     967.39
10      1992    74       767.27                          993.55                            1,181.40   1,138.90
11      1993    75       783.74                        1,054.86                            1,242.13   1,166.40
12      1994    76       817.48                        1,148.66                            1,371.39   1,243.05
13      1995    77       787.16                        1,057.93                            1,308.35   1,204.33
14      1996    78     1,025.64                        1,340.47                 $741.35    1,655.08   1,520.39
15      1997    79     1,197.17                        1,558.34                  810.33    1,780.77   1,713.20
16      1998    80     1,505.61   $780.44   $780.44    1,904.35    $ 780.44      891.95    2,199.97   2,047.05    $  780.44
17      1999    81     1,837.47    837.81   817.38     2,323.32      832.61      902.01    2,831.88   2,300.86       773.54
18      2000    82     2,112.82    996.26   955.11     2,619.66      932.31      887.98    4,239.22   2,435.20     1,409.00
19      2001    83     1,822.90    810.72   874.42     2,339.02    1,137.66      851.93    4,215.10   2,502.01     1,119.38
20      2002    84     1,503.52    599.15   833.47     1,849.46    1,056.00      843.19    3,283.28   2,442.09       928.39

                                                                 STANDARD CLASS
                      ----------------------------------------------------------------------------------------------------
                      HARRIS                        FRANKLIN
                      OAKMARK             METLIFE   TEMPLETON     STATE
PAY-   CALEN-          LARGE              MID CAP     SMALL      STREET      PIMCO      MFS                       MFS
MENT    DAR             CAP      JANUS     STOCK       CAP      RESEARCH     TOTAL    MIDCAP      PIMCO        RESEARCH
YEAR    YEAR    AGE    VALUE    GROWTH     INDEX     GROWTH      AURORA     RETURN    GROWTH    INNOVATION   INTERNATIONAL
----   ------   ---   -------   -------   -------   ---------   ---------   -------   -------   ----------   -------------
  1     1983    65
 2      1984    66
 3      1985    67
 4      1986    68
 5      1987    69
 6      1988    70
 7      1989    71
 8      1990    72
 9      1991    73
10      1992    74
11      1993    75
12      1994    76
13      1995    77
14      1996    78
15      1997    79
16      1998    80    $780.44
17      1999    81    754.04
18      2000    82    668.80              $818.27               $ 818.27
19      2001    83    716.47    $836.18   853.33     $836.18      984.68    $836.18   $836.18    $836.18        $836.18
20      2002    84    808.51    633.63    802.27      719.53    1,089.08    875.86    686.75      605.98         713.30



INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE ELIGIBLE FUNDS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: ASSET-BASED INSURANCE CHARGE (1.25%), and MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year.) The following expenses are for the year ended December 31, 2001, after giving effect to expense caps or deferrals: .67% State Street Research Money Market; .74% State Street Research Bond Income; .99% Salomon Brothers Strategic Bond Opportunities; .85% Salomon Brothers U.S. Government; .98% Balanced; .99% Alger Equity Growth; .98% Davis Venture Value; 1.02% Harris Oakmark Focused Value; 1.15% Loomis Sayles Small Cap; 1.05% MFS Investors Trust; 1.05% MFS Research Managers; .93% FI Structured Equity; .63% Lehman Brothers Aggregate Bond Index; 1.01% Harris Oakmark Large Cap Value; 1.20% Janus Growth; .99% Janus Mid Cap; .70% MetLife Mid Cap Stock Index; .56% MetLife Stock Index; 1.06% Neuberger Berman Partners Mid Cap Value; 1.15% Putnam Large Cap Growth; 1.30% Franklin Templeton Small Cap Growth; 1.00% Morgan Stanley EAFE Index; 1.31% Putnam International Stock; .80% Russell 2000 Index; 1.13% State Street Research Aurora; .78% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .90% PIMCO Total Return; 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research International; .63% American Funds Growth; .60% American Funds Growth-Income; 1.08% American Funds Global Small Capitalization.)

------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

B PLUS CLASS


                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                             (100% VARIABLE PAYOUT)


ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $613.17; FOR AGE 72:
$690.54; FOR AGE 75: $730.59; FOR AGE 80: $801.65; AND FOR AGE 81: $815.60.



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $626.66; FOR AGE 72: $705.73; FOR AGE 75: $746.67; FOR AGE 80: $819.29; AND FOR AGE 81: $833.55.


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.50%


MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.


               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:


                                                               BONUS CLASS
                           ------------------------------------------------------------------------------------
                                                    SALOMON
                            STATE      STATE       BROTHERS       SALOMON
                           STREET     STREET       STRATEGIC      BROTHERS                  ALGER       DAVIS
PAYMENT   CALENDAR          MONEY      BOND          BOND           U.S.                   EQUITY      VENTURE
 YEAR       YEAR     AGE   MARKET     INCOME     OPPORTUNITIES   GOVERNMENT   BALANCED     GROWTH       VALUE
-------   --------   ---   -------   ---------   -------------   ----------   ---------   ---------   ---------
  1         1983     65    $506.12   $  506.12
 2          1984     66    513.02       517.04
 3          1985     67    540.60       554.05
 4          1986     68    557.06       626.31
 5          1987     69    566.28       684.54
 6          1988     70    574.17       666.31
 7          1989     71    587.53       687.20
 8          1990     72    610.99       734.54
 9          1991     73    629.14       755.56
 10         1992     74    636.03       848.36
 11         1993     75    628.28       873.36
 12         1994     76    615.77       936.06      $675.50       $675.50     $ 675.50    $  675.50   $  675.50
 13         1995     77    609.39       861.09       660.78        674.16       669.47       651.11      646.68
 14         1996     78    613.09       993.34       751.68        738.88       796.09       922.55      858.38
 15         1997     79    613.35       988.80       818.86        727.17       886.72       994.74    1,028.52
 16         1998     80    614.95     1,043.62       866.60        751.46       981.53     1,190.50    1,308.54
 17         1999     81    616.12     1,083.18       842.43        770.29     1,020.30     1,675.80    1,426.07
 18         2000     82    615.55     1,026.15       814.10        735.63       922.69     2,141.49    1,597.05
 19         2001     83    622.31     1,056.15       831.35        773.89       862.24     1,761.10    1,665.61
 20         2002     84    615.86     1,095.18       847.63        788.31       785.42     1,477.25    1,411.10

                                                                   BONUS CLASS
                      ------------------------------------------------------------------------------------------------------
                                                                                                                    LEHMAN
                       HARRIS      LOOMIS                                          PUTNAM    PUTNAM                BROTHERS
PAY-   CALEN-          OAKMARK     SAYLES        MFS        MFS          FI       INTERNA-    LARGE                AGGREGATE
MENT    DAR            FOCUSED      SMALL     INVESTORS   RESEARCH   STRUCTURED    TIONAL      CAP       JANUS       BOND
YEAR    YEAR    AGE     VALUE        CAP        TRUST     MANAGERS     EQUITY      STOCK     GROWTH     MID CAP      INDEX
----   ------   ---   ---------   ---------   ---------   --------   ----------   --------   -------   ---------   ---------
  1     1983    65
 2      1984    66
 3      1985    67
 4      1986    68
 5      1987    69
 6      1988    70
 7      1989    71
 8      1990    72
 9      1991    73
10      1992    74
11      1993    75    $ 657.25                                       $  657.25
12      1994    76      730.00    $  675.50                             726.83    $709.48
13      1995    77      693.67       647.67                             684.17     714.84
14      1996    78      861.49       795.09                             889.57     686.80
15      1997    79      965.11       989.77                           1,000.71     642.49              $  731.68
16      1998    80    1,078.86     1,177.36                           1,272.56     597.64                 900.52    $750.42
17      1999    81      971.77     1,102.75    $768.86    $768.86     1,508.91     697.84               1,175.77     755.38
18      2000    82      929.05     1,384.24     765.53     891.81     1,572.07     774.66    $786.80    2,494.92     709.13
19      2001    83    1,065.96     1,387.97     727.92     818.52     1,420.56     663.08    555.85     1,632.63     752.12
20      2002    84    1,298.27     1,206.60     584.07     616.83     1,165.72     501.78    366.64       966.43     763.70


                                                               BONUS CLASS
                      ----------------------------------------------------------------------------------------------
                                                            STATE      NEUBERGER
                                   MORGAN                   STREET      BERMAN       LORD                  AMERICAN
PAY-   CALEN-          METLIFE     STANLEY     RUSSELL     RESEARCH    PARTNERS     ABBETT     AMERICAN      FUNDS
MENT    DAR             STOCK       EAFE        2000      INVESTMENT    MID CAP      BOND        FUNDS      GROWTH-
YEAR    YEAR    AGE     INDEX       INDEX       INDEX       TRUST        VALUE     DEBENTURE    GROWTH      INCOME
----   ------   ---   ---------   ---------   ---------   ----------   ---------   ---------   ---------   ---------
 1      1983    65                                        $  506.12
 2      1984    66                                           481.30                            $ 518.32    $ 518.32
 3      1985    67                                           460.58                              505.11      540.24
 4      1986    68                                           590.92                              575.76      704.01
 5      1987    69                                           620.18                              712.65      816.32
 6      1988    70                                           632.67                              731.04      779.30
 7      1989    71                                           665.90                              795.04      845.65
 8      1990    72    $  605.31                              837.71                              989.78    1,006.28
 9      1991    73       596.74                              754.37                              898.01      930.18
10      1992    74       737.76                              955.33                            1,135.96    1,095.10
11      1993    75       753.60                            1,014.29                            1,194.36    1,121.54
12      1994    76       786.04                            1,104.48                            1,318.64    1,195.24
13      1995    77       756.89                            1,017.24                            1,258.03    1,158.01
14      1996    78       986.19                            1,288.91                 $712.83    1,591.42    1,461.91
15      1997    79     1,151.12                            1,498.41                  779.17    1,712.28    1,647.31
16      1998    80     1,447.70   $  750.42   $  750.42    1,831.10    $ 750.42      857.65    2,115.35    1,968.31
17      1999    81     1,766.80      805.59      785.95    2,233.97      800.59      867.32    2,722.97    2,212.36
18      2000    82     2,031.56      957.95      918.37    2,518.91      896.45      853.83    4,076.17    2,341.54
19      2001    83     1,752.79      779.54      840.79    2,249.06    1,093.91      819.17    4,052.98    2,405.78
20      2002    84     1,445.69      576.11      801.41    1,778.32    1,015.39      810.76    3,157.00    2,348.17

       BONUS CLASS
      --------------

         AMERICAN
PAY-   FUNDS GLOBAL
MENT      SMALL
YEAR  CAPITALIZATION
----  --------------
 1
 2
 3
 4
 5
 6
 7
 8
 9
10
11
12
13
14
15
16      $  750.42
17         743.79
18       1,354.81
19       1,076.33
20         892.68

                                                                   BONUS CLASS
                      ------------------------------------------------------------------------------------------------------
                       HARRIS               METLIFE   FRANKLIN      STATE
PAY-   CALEN-          OAKMARK              MID CAP   TEMPLETON    STREET      PIMCO      MFS                       MFS
MENT    DAR           LARGE CAP    JANUS     STOCK    SMALL CAP   RESEARCH     TOTAL    MID CAP     PIMCO        RESEARCH
YEAR    YEAR    AGE     VALUE     GROWTH     INDEX     GROWTH      AURORA     RETURN    GROWTH    INNOVATION   INTERNATIONAL
----   ------   ---   ---------   -------   -------   ---------   ---------   -------   -------   ----------   -------------
 1      1983    65
 2      1984    66
 3      1985    67
 4      1986    68
 5      1987    69
 6      1988    70
 7      1989    71
 8      1990    72
 9      1991    73
10      1992    74
11      1993    75
12      1994    76
13      1995    77
14      1996    78
15      1997    79
16      1998    80     $750.42
17      1999    81      725.03
18      2000    82      643.07              $786.80               $ 786.80
19      2001    83      688.91    $804.02   820.51     $804.02      946.81    $804.02   $804.02    $804.02        $804.02
20      2002    84      777.41    609.26    771.41      691.86    1,047.20    842.17    660.33      582.67         685.87



INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE ELIGIBLE FUNDS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: ASSET-BASED INSURANCE CHARGE (1.25%), and MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year.) The following expenses are for the year ended December 31, 2001, after giving effect to expense caps or deferrals: .67% State Street Research Money Market; .74% State Street Research Bond Income; .99% Salomon Brothers Strategic Bond Opportunities; .85% Salomon Brothers U.S. Government; .98% Balanced; .99% Alger Equity Growth; .98% Davis Venture Value; 1.02% Harris Oakmark Focused Value; 1.15% Loomis Sayles Small Cap; 1.05% MFS Investors Trust; 1.05% MFS Research Managers; .93% FI Structured Equity; .63% Lehman Brothers Aggregate Bond Index; 1.01% Harris Oakmark Large Cap Value; 1.20% Janus Growth; .99% Janus Mid Cap; .70% MetLife Mid Cap Stock Index; .56% MetLife Stock Index; 1.06% Neuberger Berman Partners Mid Cap Value; 1.15% Putnam Large Cap Growth; 1.30% Franklin Templeton Small Cap Growth; 1.00% Morgan Stanley EAFE Index; 1.31% Putnam International Stock; .80% Russell 2000 Index; 1.13% State Street Research Aurora; .78% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .90% PIMCO Total Return; 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research International; .63% American Funds Growth; .60% American Funds Growth-Income; 1.08% American Funds Global Small Capitalization.)

------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

C CLASS

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                             (100% VARIABLE PAYOUT)


ANNUITANT:                          John Doe      GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                                Unisex        DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:            Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:      Monthly



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69; FOR AGE 72:
$718.16; FOR AGE 75: $759.82; FOR AGE 80: $833.72; AND FOR AGE 81: $848.22.



FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72; FOR AGE 72:
$733.96; FOR AGE 75: $776.53; FOR AGE 80: $852.06; AND FOR AGE 81: $866.89.


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%


MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.


               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:


                                                                 C CLASS
                           ------------------------------------------------------------------------------------
                                                    SALOMON
                            STATE      STATE       BROTHERS       SALOMON
                           STREET     STREET       STRATEGIC      BROTHERS                  ALGER       DAVIS
PAYMENT   CALENDAR          MONEY      BOND          BOND           U.S.                   EQUITY      VENTURE
 YEAR       YEAR     AGE   MARKET     INCOME     OPPORTUNITIES   GOVERNMENT   BALANCED     GROWTH       VALUE
-------   --------   ---   -------   ---------   -------------   ----------   ---------   ---------   ---------
  1         1983     65    $526.37   $  526.37
 2          1984     66     532.93      537.10
 3          1985     67     559.61      573.53
 4          1986     68     574.63      646.07
 5          1987     69     582.11      703.66
 6          1988     70     588.15      682.54
 7          1989     71     599.73      701.48
 8          1990     72     621.51      747.18
 9          1991     73     637.73      765.87
 10         1992     74     642.45      856.93
 11         1993     75     632.40      879.09
 12         1994     76     617.65      938.92      $702.52       $702.52     $ 702.52    $  702.52   $  702.52
 13         1995     77     609.11      860.70       686.82        700.73       695.86       676.77      672.17
 14         1996     78     610.68      989.44       778.58        765.33       824.59       955.57      889.11
 15         1997     79     608.79      981.45       845.19        750.54       915.22     1,026.72    1,061.58
 16         1998     80     608.24    1,032.25       891.33        772.91     1,009.55     1,224.47    1,345.90
 17         1999     81     607.28    1,067.63       863.44        789.50     1,045.75     1,717.61    1,461.66
 18         2000     82     604.59    1,007.89       831.49        751.34       942.40     2,187.27    1,631.19
 19         2001     83     609.10    1,033.74       846.15        787.67       877.59     1,792.47    1,695.29
 20         2002     84     600.67    1,068.17       859.70        799.53       796.60     1,498.27    1,431.19

                                                                     C CLASS
                      ------------------------------------------------------------------------------------------------------
                                                                                                                    LEHMAN
                       HARRIS      LOOMIS                                          PUTNAM    PUTNAM                BROTHERS
PAY-   CALEN-          OAKMARK     SAYLES        MFS        MFS          FI       INTERNA-    LARGE                AGGREGATE
MENT    DAR            FOCUSED      SMALL     INVESTORS   RESEARCH   STRUCTURED    TIONAL      CAP       JANUS       BOND
YEAR    YEAR    AGE     VALUE        CAP        TRUST     MANAGERS     EQUITY      STOCK     GROWTH     MID CAP      INDEX
----   ------   ---   ---------   ---------   ---------   --------   ----------   --------   -------   ---------   ---------
  1     1983    65
 2      1984    66
 3      1985    67
 4      1986    68
 5      1987    69
 6      1988    70
 7      1989    71
 8      1990    72
 9      1991    73
10      1992    74
11      1993    75    $  683.54                                      $  683.54
12      1994    76       757.42   $  702.52                             754.13    $730.99
13      1995    77       717.21      672.21                             707.39     733.94
14      1996    78       887.63      822.34                             916.57     702.70
15      1997    79       990.89    1,020.09                           1,027.45     655.05              $  760.95
16      1998    80     1,103.81    1,209.19                           1,302.00     607.19                 933.82    $780.44
17      1999    81       990.77    1,128.60    $799.62    $799.62     1,538.43     706.52               1,215.00     785.21
18      2000    82       943.91    1,411.75     794.28     925.31     1,597.23     781.56    $818.27    2,569.18     734.55
19      2001    83     1,079.24    1,410.61     752.63     846.30     1,438.27     666.65    576.74     1,675.35     776.37
20      2002    84     1,309.82    1,221.97     601.77     635.52     1,176.10     502.71    379.08       988.22     785.55


                                                                 C CLASS
                      ----------------------------------------------------------------------------------------------
                                                            STATE      NEUBERGER
                                   MORGAN                   STREET      BERMAN       LORD                  AMERICAN
PAY-   CALEN-          METLIFE     STANLEY     RUSSELL     RESEARCH    PARTNERS     ABBETT     AMERICAN      FUNDS
MENT    DAR             STOCK       EAFE        2000      INVESTMENT    MID CAP      BOND        FUNDS      GROWTH-
YEAR    YEAR    AGE     INDEX       INDEX       INDEX       TRUST        VALUE     DEBENTURE    GROWTH      INCOME
----   ------   ---   ---------   ---------   ---------   ----------   ---------   ---------   ---------   ---------
  1     1983    65                                        $  526.37
 2      1984    66                                           499.64                            $ 539.05    $ 539.05
 3      1985    67                                           476.46                              523.67      560.09
 4      1986    68                                           609.15                              594.83      727.33
 5      1987    69                                           637.09                              733.68      840.41
 6      1988    70                                           647.64                              749.98      799.49
 7      1989    71                                           679.28                              812.79      864.53
 8      1990    72    $  629.52                              851.57                            1,008.35    1,025.17
 9      1991    73       619.16                              764.15                              911.65      944.31
10      1992    74       762.80                              964.35                            1,149.19    1,107.85
11      1993    75       776.45                            1,020.28                            1,204.03    1,130.63
12      1994    76       807.05                            1,107.12                            1,324.68    1,200.72
13      1995    77       774.41                            1,016.12                            1,259.38    1,159.26
14      1996    78     1,005.52                            1,283.00                 $741.35    1,587.59    1,458.40
15      1997    79     1,169.55                            1,486.29                  808.44    1,702.14    1,637.57
16      1998    80     1,465.74   $  780.44   $  780.44    1,809.95    $ 780.44      886.76    2,095.49    1,949.85
17      1999    81     1,782.57      837.39      816.98    2,200.46      832.20      893.63    2,687.98    2,183.95
18      2000    82     2,042.53      992.29      951.30    2,472.46      928.59      876.66    4,009.76    2,303.40
19      2001    83     1,756.12      804.68      867.90    2,199.89    1,129.18      838.14    3,973.05    2,358.35
20      2002    84     1,443.34      592.59      824.34    1,733.32    1,044.44      826.62    3,083.83    2,293.78

         C CLASS
      --------------
         AMERICAN
          FUNDS
PAY-      GLOBAL
MENT      SMALL
YEAR  CAPITALIZATION
----  --------------
  1
 2
 3
 4
 5
 6
 7
 8
 9
10
11
12
13
14
15
16      $  780.44
17         771.72
18       1,400.79
19       1,108.98
20         916.52

                                                                     C CLASS
                      ------------------------------------------------------------------------------------------------------
                       HARRIS               METLIFE   FRANKLIN      STATE
PAY-   CALEN-          OAKMARK              MID CAP   TEMPLETON    STREET      PIMCO      MFS                       MFS
MENT    DAR           LARGE CAP    JANUS     STOCK    SMALL CAP   RESEARCH     TOTAL    MID CAP     PIMCO        RESEARCH
YEAR    YEAR    AGE     VALUE     GROWTH     INDEX     GROWTH      AURORA     RETURN    GROWTH    INNOVATION   INTERNATIONAL
----   ------   ---   ---------   -------   -------   ---------   ---------   -------   -------   ----------   -------------
 1      1983    65
 2      1984    66
 3      1985    67
 4      1986    68
 5      1987    69
 6      1988    70
 7      1989    71
 8      1990    72
 9      1991    73
10      1992    74
11      1993    75
12      1994    76
13      1995    77
14      1996    78
15      1997    79
16      1998    80     $780.44
17      1999    81      753.66
18      2000    82      666.13              $818.27               $ 818.27
19      2001    83      711.12    $836.18   851.89     $836.18      983.02    $836.18   $836.18    $836.18        $836.18
20      2002    84      799.66    632.15    798.09      717.84    1,083.42    874.19    685.13      604.56         711.63



INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE ELIGIBLE FUNDS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: ASSET-BASED INSURANCE CHARGE (1.60%), and MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year.) The following expenses are for the year ended December 31, 2001, after giving effect to expense caps or deferrals: .67% State Street Research Money Market; .74% State Street Research Bond Income; .99% Salomon Brothers Strategic Bond Opportunities; .85% Salomon Brothers U.S. Government; .98% Balanced; .99% Alger Equity Growth; .98% Davis Venture Value; 1.02% Harris Oakmark Focused Value; 1.15% Loomis Sayles Small Cap; 1.05% MFS Investors Trust; 1.05% MFS Research Managers; .93% FI Structured Equity; .63% Lehman Brothers Aggregate Bond Index; 1.01% Harris Oakmark Large Cap Value; 1.20% Janus Growth; .99% Janus Mid Cap; .70% MetLife Mid Cap Stock Index; .56% MetLife Stock Index; 1.06% Neuberger Berman Partners Mid Cap Value; 1.15% Putnam Large Cap Growth; 1.30% Franklin Templeton Small Cap Growth; 1.00% Morgan Stanley EAFE Index; 1.31% Putnam International Stock; .80% Russell 2000 Index; 1.13% State Street Research Aurora; .78% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .90% PIMCO Total Return; 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research International; .63% American Funds Growth; .60% American Funds Growth-Income; 1.08% American Funds Global Small Capitalization.)

------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

L CLASS

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                             (100% VARIABLE PAYOUT)


ANNUITANT:                      John Doe     GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                            Unisex       DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:        Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:  Monthly



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69; FOR AGE 72:
$718.16; FOR AGE 75: $759.82; FOR AGE 80: $833.72; AND FOR AGE 81: $848.22.



FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72; FOR AGE 72:
$733.96; FOR AGE 75: $776.53; FOR AGE 80: $852.06; AND FOR AGE 81: $866.89.


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:  3.50%


MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.


               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                                                 L CLASS
                           ------------------------------------------------------------------------------------
                                                    SALOMON
                            STATE      STATE       BROTHERS       SALOMON
                           STREET     STREET       STRATEGIC      BROTHERS                  ALGER       DAVIS
PAYMENT   CALENDAR          MONEY      BOND          BOND           U.S.                   EQUITY      VENTURE
 YEAR       YEAR     AGE   MARKET     INCOME     OPPORTUNITIES   GOVERNMENT   BALANCED     GROWTH       VALUE
-------   --------   ---   -------   ---------   -------------   ----------   ---------   ---------   ---------
  1         1983     65    $526.37   $  526.37
 2          1984     66     533.11      537.28
 3          1985     67     560.36      574.30
 4          1986     68     575.97      647.58
 5          1987     69     584.05      706.01
 6          1988     70     590.70      685.50
 7          1989     71     602.94      705.23
 8          1990     72     625.45      751.93
 9          1991     73     642.42      771.51
 10         1992     74     647.83      864.10
 11         1993     75     638.34      887.34
 12         1994     76     624.06      948.67      $702.52       $702.52     $ 702.52    $  702.52   $  702.52
 13         1995     77     616.06      870.51       686.93        700.84       695.97       676.88      672.27
 14         1996     78     618.26    1,001.71       779.48        766.22       825.54       956.68      890.14
 15         1997     79     616.96      994.63       847.02        752.17       917.21     1,028.95    1,063.88
 16         1998     80     617.03    1,047.15       894.16        775.36     1,012.75     1,228.36    1,350.16
 17         1999     81     616.66    1,084.14       867.05        792.80     1,050.12     1,724.78    1,467.76
 18         2000     82     614.55    1,024.49       835.80        755.24       947.28     2,198.59    1,639.63
 19         2001     83     619.75    1,051.82       851.39        792.54       883.02     1,803.55    1,705.77
 20         2002     84     611.79    1,087.95       865.88        805.28       802.33     1,509.05    1,441.49

                                                                     L CLASS
                      ------------------------------------------------------------------------------------------------------
                                                                                                                    LEHMAN
                       HARRIS      LOOMIS                                          PUTNAM    PUTNAM                BROTHERS
PAY-   CALEN-          OAKMARK     SAYLES        MFS        MFS          FI       INTERNA-    LARGE                AGGREGATE
MENT    DAR            FOCUSED      SMALL     INVESTORS   RESEARCH   STRUCTURED    TIONAL      CAP       JANUS       BOND
YEAR    YEAR    AGE     VALUE        CAP        TRUST     MANAGERS     EQUITY      STOCK     GROWTH     MID CAP      INDEX
----   ------   ---   ---------   ---------   ---------   --------   ----------   --------   -------   ---------   ---------
  1     1983    65
 2      1984    66
 3      1985    67
 4      1986    68
 5      1987    69
 6      1988    70
 7      1989    71
 8      1990    72
 9      1991    73
10      1992    74
11      1993    75    $  683.54                                      $  683.54
12      1994    76       757.93   $  702.52                             754.64    $732.95
13      1995    77       718.41      672.60                             708.57     736.64
14      1996    78       890.00      823.63                             919.01     705.99
15      1997    79       994.54    1,022.73                           1,031.23     658.78              $  760.95
16      1998    80     1,108.98    1,213.53                           1,308.10     611.26                 934.60    $780.44
17      1999    81       996.41    1,133.79    $799.62    $799.62     1,547.18     711.96               1,217.22     785.32
18      2000    82       950.23    1,419.66     794.81     925.93     1,607.92     788.36    $818.27    2,576.45     735.39
19      2001    83     1,087.55    1,419.93     753.89     847.71     1,449.34     673.13    577.12     1,681.77     778.03
20      2002    84     1,321.23    1,231.28     603.39     637.22     1,186.35     508.11    379.71       993.01     788.03


                                                                        L CLASS
                      -----------------------------------------------------------------------------------------------------------
                                                        STATE      NEUBERGER                                          AMERICAN
                                  MORGAN                STREET      BERMAN       LORD                  AMERICAN        FUNDS
PAY-   CALEN-          METLIFE    STANLEY   RUSSELL    RESEARCH    PARTNERS     ABBETT     AMERICAN      FUNDS         GLOBAL
MENT    DAR             STOCK      EAFE      2000     INVESTMENT    MID CAP      BOND        FUNDS      GROWTH-        SMALL
YEAR    YEAR    AGE     INDEX      INDEX     INDEX      TRUST        VALUE     DEBENTURE    GROWTH      INCOME     CAPITALIZATION
----   ------   ---   ---------   -------   -------   ----------   ---------   ---------   ---------   ---------   --------------
  1     1983    65                                    $  526.37
 2      1984    66                                       499.90                            $  539.05   $ 539.05
 3      1985    67                                       477.18                               524.14     560.59
 4      1986    68                                       610.69                               595.96     728.71
 5      1987    69                                       639.33                               735.81     842.85
 6      1988    70                                       650.58                               752.91     802.61
 7      1989    71                                       683.04                               816.79     868.78
 8      1990    72    $  629.52                          857.14                             1,014.31   1,031.23
 9      1991    73       619.57                          769.92                               917.96     950.85
10      1992    74       764.07                          972.60                             1,158.30   1,116.64
11      1993    75       778.53                        1,030.04                             1,214.80   1,140.74
12      1994    76       810.02                        1,118.83                             1,337.86   1,212.67
13      1995    77       778.03                        1,027.89                             1,273.18   1,171.96
14      1996    78     1,011.23                        1,299.17                 $741.35     1,606.59   1,475.85
15      1997    79     1,177.37                        1,506.53                  808.98     1,724.25   1,658.83
16      1998    80     1,477.02   $780.44   $780.44    1,836.44    $ 780.44      888.24     2,124.82   1,977.14      $  780.44
17      1999    81     1,798.09    837.51    817.09    2,234.89      832.32      896.02     2,728.33   2,216.74         772.24
18      2000    82     2,062.38    993.43    952.39    2,513.65      929.65      879.88     4,074.03   2,340.32       1,403.13
19      2001    83     1,774.95    806.40    869.76    2,238.78    1,131.60      842.06     4,040.76   2,398.54       1,111.94
20      2002    84     1,460.29    594.46    826.94    1,765.74    1,047.73      831.32     3,139.55   2,335.21         919.90

                                                                     L CLASS
                      ------------------------------------------------------------------------------------------------------
                       HARRIS               METLIFE   FRANKLIN      STATE
PAY-   CALEN-          OAKMARK              MID CAP   TEMPLETON    STREET      PIMCO      MFS                       MFS
MENT    DAR           LARGE CAP    JANUS     STOCK    SMALL CAP   RESEARCH     TOTAL    MID CAP     PIMCO        RESEARCH
YEAR    YEAR    AGE     VALUE     GROWTH     INDEX     GROWTH      AURORA     RETURN    GROWTH    INNOVATION   INTERNATIONAL
----   ------   ---   ---------   -------   -------   ---------   ---------   -------   -------   ----------   -------------
  1     1983    65
 2      1984    66
 3      1985    67
 4      1986    68
 5      1987    69
 6      1988    70
 7      1989    71
 8      1990    72
 9      1991    73
10      1992    74
11      1993    75
12      1994    76
13      1995    77
14      1996    78
15      1997    79
16      1998    80     $780.44
17      1999    81      753.77
18      2000    82      666.89              $818.27               $ 818.27
19      2001    83      712.65    $836.18   852.30     $836.18      983.49    $836.18   $836.18    $836.18        $836.18
20      2002    84      802.18    632.57    799.28      718.33    1,085.03     874.19   685.59      604.96         712.11



INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE ELIGIBLE FUNDS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: ASSET-BASED INSURANCE CHARGE (1.50%) and MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year.) The following expenses are for the year ended December 31, 2001, after giving effect to expense caps or deferrals: .67% State Street Research Money Market; .74% State Street Research Bond Income; .99% Salomon Brothers Strategic Bond Opportunities; .85% Salomon Brothers U.S. Government; .98% Balanced; .99% Alger Equity Growth; .98% Davis Venture Value; 1.02% Harris Oakmark Focused Value; 1.15% Loomis Sayles Small Cap; 1.05% MFS Investors Trust; 1.05% MFS Research Managers; .93% FI Structured Equity; .63% Lehman Brothers Aggregate Bond Index; 1.01% Harris Oakmark Large Cap Value; 1.20% Janus Growth; .99% Janus Mid Cap; .70% MetLife Mid Cap Stock Index; .56% MetLife Stock Index; 1.06% Neuberger Berman Partners Mid Cap Value; 1.15% Putnam Large Cap Growth; 1.30% Franklin Templeton Small Cap Growth; 1.00% Morgan Stanley EAFE Index; 1.31% Putnam International Stock; .80% Russell 2000 Index; 1.13% State Street Research Aurora; .78% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .90% PIMCO Total Return; 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research International; .63% American Funds Growth; .60% American Funds Growth-Income; 1.08% American Funds Global Small Capitalization.)

------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

P CLASS

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                             (100% VARIABLE PAYOUT)


ANNUITANT:                          John Doe      GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                                Unisex        DATE OF ILLUSTRATION:               1/1/02
ANNUITY OPTION SELECTED:            Life Income with 10 Years Certain*
FREQUENCY OF ANNUITY PAYMENTS:      Monthly



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69; FOR AGE 72:
$718.16; FOR AGE 75: $759.82; FOR AGE 80: $833.72; AND FOR AGE 81: $848.22.



FIXED MONTHLY ANNUITY PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72; FOR AGE 72: $733.96; FOR AGE 75: $776.53; FOR AGE 80: $852.06; AND FOR AGE 81: $866.89.


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%


MONTHLY ANNUITY PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.


               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:


                                                                 P CLASS
                           ------------------------------------------------------------------------------------
                                                    SALOMON
                            STATE      STATE       BROTHERS       SALOMON                   ALGER
                           STREET     STREET       STRATEGIC      BROTHERS                 EQUITY       DAVIS
PAYMENT   CALENDAR          MONEY      BOND          BOND           U.S.                   GROWTH      VENTURE
 YEAR       YEAR     AGE   MARKET     INCOME     OPPORTUNITIES   GOVERNMENT   BALANCED     CLASS E      VALUE
-------   --------   ---   -------   ---------   -------------   ----------   ---------   ---------   ---------
  1         1983     65    $526.37   $  526.37
 2          1984     66     533.54      537.72
 3          1985     67     562.23      576.21
 4          1986     68     579.34      651.36
 5          1987     69     588.94      711.92
 6          1988     70     597.14      692.97
 7          1989     71     611.03      714.69
 8          1990     72     635.43      763.92
 9          1991     73     654.31      785.78
 10         1992     74     661.47      882.29
 11         1993     75     653.41      908.29
 12         1994     76     640.40      973.50      $702.52       $702.52     $ 702.52    $  702.52   $  702.52
 13         1995     77     633.76      895.53       687.21        701.13       696.25       677.16      672.55
 14         1996     78     637.62    1,033.07       781.75        768.44       827.94       959.45      892.72
 15         1997     79     637.88    1,028.35       851.62        756.26       922.19     1,034.53    1,069.66
 16         1998     80     639.55    1,085.37       901.26        781.52     1,020.80     1,238.12    1,360.89
 17         1999     81     640.77    1,126.51       876.13        801.10     1,061.11     1,742.83    1,483.12
 18         2000     82     640.17    1,067.20       846.66        765.05       959.59     2,227.15    1,660.93
 19         2001     83     647.20    1,098.40       864.60        804.84       896.73     1,831.55    1,732.24
 20         2002     84     640.49    1,138.99       881.54        819.84       816.84     1,536.34    1,467.55

                                                                     P CLASS
                      ------------------------------------------------------------------------------------------------------
                                                                                                                    LEHMAN
                       HARRIS      LOOMIS                                          PUTNAM    PUTNAM                BROTHERS
PAY-   CALEN-          OAKMARK     SAYLES        MFS        MFS          FI       INTERNA-    LARGE                AGGREGATE
MENT    DAR            FOCUSED      SMALL     INVESTORS   RESEARCH   STRUCTURED    TIONAL      CAP       JANUS       BOND
YEAR    YEAR    AGE     VALUE        CAP        TRUST     MANAGERS     EQUITY      STOCK     GROWTH     MID CAP      INDEX
----   ------   ---   ---------   ---------   ---------   --------   ----------   --------   -------   ---------   ---------
  1     1983    65
 2      1984    66
 3      1985    67
 4      1986    68
 5      1987    69
 6      1988    70
 7      1989    71
 8      1990    72
 9      1991    73
10      1992    74
11      1993    75    $  683.54                                      $  683.54
12      1994    76       759.20   $  702.52                             755.91    $737.86
13      1995    77       721.41      673.58                             711.53     743.43
14      1996    78       895.95      826.89                             925.15     714.27
15      1997    79     1,003.71    1,029.36                           1,040.74     668.19              $  760.95
16      1998    80     1,122.01    1,224.45                           1,323.46     621.54                 936.54    $780.44
17      1999    81     1,010.84    1,146.86    $799.62    $799.62     1,569.26     725.75               1,222.80     785.60
18      2000    82       966.21    1,439.61     796.15     927.48     1,634.95     805.64    $818.27    2,594.72     737.49
19      2001    83     1,108.60    1,443.48     757.04     851.26     1,477.39     689.60    578.08     1,697.93     782.20
20      2002    84     1,350.20    1,254.86     607.43     641.50     1,212.35     521.85    381.31     1,005.09     794.25


                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION


                                                                        P CLASS
                      -----------------------------------------------------------------------------------------------------------
                                                        STATE      NEUBERGER
                                  MORGAN                STREET      BERMAN       LORD                  AMERICAN       AMERICAN
PAY-   CALEN-          METLIFE    STANLEY   RUSSELL    RESEARCH    PARTNERS     ABBETT     AMERICAN      FUNDS         FUNDS
MENT    DAR             STOCK      EAFE      2000     INVESTMENT    MID CAP      BOND        FUNDS      GROWTH-     GLOBAL SMALL
YEAR    YEAR    AGE     INDEX      INDEX     INDEX      TRUST        VALUE     DEBENTURE    GROWTH      INCOME     CAPITALIZATION
----   ------   ---   ---------   -------   -------   ----------   ---------   ---------   ---------   ---------   --------------
  1     1983    65                                    $  526.37
 2      1984    66                                       500.55                            $ 539.05    $ 539.05
 3      1985    67                                       479.00                              525.31      561.85
 4      1986    68                                       614.55                              598.79      732.17
 5      1987    69                                       644.99                              741.16      848.97
 6      1988    70                                       657.98                              760.28      810.47
 7      1989    71                                       692.53                              826.85      879.47
 8      1990    72    $  629.52                          871.22                            1,029.37    1,046.54
 9      1991    73       620.61                          784.54                              933.93      967.39
10      1992    74       767.27                          993.55                            1,181.40    1,138.90
11      1993    75       783.74                        1,054.86                            1,242.13    1,166.40
12      1994    76       817.48                        1,148.66                            1,371.39    1,243.05
13      1995    77       787.16                        1,057.93                            1,308.35    1,204.33
14      1996    78     1,025.64                        1,340.47                 $741.35    1,655.08    1,520.39
15      1997    79     1,197.17                        1,558.34                  810.33    1,780.77    1,713.20
16      1998    80     1,505.61   $780.44   $780.44    1,904.35    $ 780.44      891.95    2,199.97    2,047.05      $  780.44
17      1999    81     1,837.47   837.81    817.38     2,323.32      832.61      902.01    2,831.88    2,300.86         773.54
18      2000    82     2,112.82   996.26    955.11     2,619.66      932.31      887.98    4,239.22    2,435.20       1,409.00
19      2001    83     1,822.90   810.72    874.42     2,339.02    1,137.66      851.93    4,215.10    2,502.01       1,119.38
20      2002    84     1,503.52   599.15    833.47     1,849.46    1,056.00      843.19    3,283.28    2,442.09         928.39

                                                                    P CLASS
                      ----------------------------------------------------------------------------------------------------
                      HARRIS
                      OAKMARK             METLIFE   FRANKLIN      STATE
PAY-   CALEN-          LARGE              MID CAP   TEMPLETON    STREET      PIMCO      MFS                       MFS
MENT    DAR             CAP      JANUS     STOCK    SMALL CAP   RESEARCH     TOTAL    MID CAP     PIMCO        RESEARCH
YEAR    YEAR    AGE    VALUE    GROWTH     INDEX     GROWTH      AURORA     RETURN    GROWTH    INNOVATION   INTERNATIONAL
----   ------   ---   -------   -------   -------   ---------   ---------   -------   -------   ----------   -------------
  1     1983    65
 2      1984    66
 3      1985    67
 4      1986    68
 5      1987    69
 6      1988    70
 7      1989    71
 8      1990    72
 9      1991    73
10      1992    74
11      1993    75
12      1994    76
13      1995    77
14      1996    78
15      1997    79
16      1998    80    $780.44
17      1999    81    754.04
18      2000    82    668.80              $818.27               $ 818.27
19      2001    83    716.47    $836.18   853.33     $836.18      984.68    $836.18   $836.18    $836.18        $836.18
20      2002    84    808.51    633.63    802.27      719.53    1,089.08    875.86    686.75      605.98         713.30



INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE ELIGIBLE FUNDS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: ASSET-BASED INSURANCE CHARGE (1.25%), and MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year.) The following expenses are for the year ended December 31, 2001, after giving effect to expense caps or deferrals: .67% State Street Research Money Market; .74% State Street Research Bond Income; .99% Salomon Brothers Strategic Bond Opportunities; .85% Salomon Brothers U.S. Government; .98% Balanced; .99% Alger Equity Growth; .98% Davis Venture Value; 1.02% Harris Oakmark Focused Value; 1.15% Loomis Sayles Small Cap; 1.05% MFS Investors Trust; 1.05% MFS Research Managers; .93% FI Structured Equity; .63% Lehman Brothers Aggregate Bond Index; 1.01% Harris Oakmark Large Cap Value; 1.20% Janus Growth; .99% Janus Mid Cap; .70% MetLife Mid Cap Stock Index; .56% MetLife Stock Index; 1.06% Neuberger Berman Partners Mid Cap Value; 1.15% Putnam Large Cap Growth; 1.30% Franklin Templeton Small Cap Growth; 1.00% Morgan Stanley EAFE Index; 1.31% Putnam International Stock; .80% Russell 2000 Index; 1.13% State Street Research Aurora; .78% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .90% PIMCO Total Return; 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research International; .63% American Funds Growth; .60% American Funds Growth-Income; 1.08% American Funds Global Small Capitalization.)

------------
* Annuity payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of annuity payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION



                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.275807        2.290287         981,708
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.568445        1.605936         287,447
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.448887        1.493542         847,646
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.897455        4.041296         406,052
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.514247        1.488069         360,833
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    3.019092        2.759624         337,995
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.815820        2.673490         929,183
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.631178        2.390547         138,790
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.539245        2.662359         822,817
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.400198        2.272909         202,579
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.897721        0.832853         120,423
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.979378        0.879562         122,347
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.101525        1.134093         647,303
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951972        0.775470         389,694
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.850101        3.569386         179,083
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.575496        0.493566         404,240
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.273319        6.648203          19,133
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.891206        1.559899         131,929
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.052532        1.032125         223,464
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.557054        1.507851          78,495
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953966        0.880593         333,496


---------------

*Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.223058        1.190097         277,659
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.430867        1.401112       1,221,865
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.948368        0.855523         209,511
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.273950        1.164731         480,562
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.373789        1.382533         122,188
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.008155        1.073335       1,119,475
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.931494        0.824814         342,075
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.758331        0.610195          94,456
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.927136        0.848951         277,020
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.760851       11.278583         168,238
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.647461        8.388980         190,117
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.463224        1.349972         295,927


---------------

* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION



                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.235536        2.248638        869,330
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.558017        1.594464        179,069
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.439254        1.482873        406,922
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.828491        3.967809        217,116
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.504179        1.477438         45,831
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.999024        2.739911        165,746
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.797107        2.654397        441,860
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.609765        2.369909         44,802
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.518576        2.639371        401,779
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.383050        2.255543         52,241
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.895771        0.830628        227,620
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.977250        0.877212         59,840
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.098614        1.130533        229,823
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951810        0.774950        212,536
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.807341        3.527981         64,482
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.574821        0.492741        112,128
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.143398        6.526184         20,628
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.883025        1.552375         61,360
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.051488        1.030586         46,529
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.552941        1.503118         34,558
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953804        0.880003        258,180


---------------

*Date on which the Subaccount first became available.

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.219826        1.186359         69,714
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.429451        1.399026        558,279
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.945862        0.852836         67,835
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.261053        1.152362        239,674
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.366705        1.374718         65,506
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007769        1.072606        654,487
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.931134        0.824083        228,099
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.758038        0.609654         58,620
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926780        0.848201        161,048
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.540653       11.078414         95,874
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.498265        8.240125        126,008
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.458585        1.345018        130,815


---------------

* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION



                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.215661        2.228091         22,885
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.552828        1.588757         32,226
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.434460        1.477565         75,153
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.794455        3.931555         41,262
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.499169        1.472150             --
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.989036        2.730104         15,331
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.787793        2.644898         76,898
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.599120        2.359652          9,164
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.508301        2.627948         57,009
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.374519        2.246907          5,907
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.894797        0.829518         11,890
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.976187        0.876039            857
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.097162        1.128756          9,922
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951729        0.774690         20,766
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.786132        3.507451         17,785
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.574484        0.492328          8,715
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.079287        6.465995          1,703
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.878947        1.548625         10,059
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.050967        1.029818        223,464
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.550889        1.500756          9,241
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953723        0.879708          1,538


---------------

* Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.218212        1.184494          9,068
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.428743        1.397984         79,337
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.944611        0.851495         21,894
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.254650        1.146225         84,462
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.363175        1.370826             --
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007576        1.072133        194,398
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930955        0.823718          1,317
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757892        0.609384          3,655
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926602        0.847826          8,799
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.432061       10.979737         16,988
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.424689        8.166745          9,169
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.456272        1.342549         15,917


---------------

* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION



                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.176439        2.187558        324,274
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.542500        1.577404        191,781
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.424919        1.467006        381,965
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.727288        3.860036        225,528
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.489198        1.461629         58,534
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.969160        2.710594        332,685
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.769260        2.626002        429,539
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.577961        2.339273         45,616
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.487876        2.605249        590,460
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.357548        2.229733         97,823
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.892852        0.827301         69,338
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.974065        0.873698         35,218
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.094262        1.125212        138,917
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951567        0.774171         88,806
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.744067        3.466749         56,920
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.573810        0.491505         65,984
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.952785        6.347276          6,420
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.870817        1.541152         42,264
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.049924        1.028283         35,737
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.546791        1.496043         16,557
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953560        0.879119        120,968
---------------------------------------------------------------------------------------------------------
* Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.214991        1.180772         41,596
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.427329        1.395901        796,821
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.942114        0.848819         61,803
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.241943        1.134049        190,791
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.356144        1.363075        115,521
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007189        1.070715        385,965
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930595        0.822989         35,676
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757599        0.608843        236,284
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926246        0.847077         69,731
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.217535       10.784870         87,006
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.279336        8.021833         93,671
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.451655        1.337622        101,630


---------------

* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION



                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.137911        2.147762       2,305,462
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.532241        1.566131         299,653
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.415442        1.456523         713,433
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.661310        3.789819         381,067
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.479293        1.451183         175,118
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.949416        2.691224         456,780
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.750849        2.607240         953,766
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.556973        2.319069          83,093
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.467618        2.582746         893,806
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.340698        2.212691         302,661
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.890911        0.825091         151,361
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.971947        0.871362         147,273
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.091369        1.121679         576,433
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951406        0.773651         170,013
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.702470        3.426520         432,859
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.573137        0.490683         475,290
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.828543        6.230737          76,773
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.862721        1.533716         284,648
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.048883        1.026749         368,177
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.542704        1.491345         156,452
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953398        0.878529         201,706
---------------------------------------------------------------------------------------------------------
* Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.211779        1.177062         303,150
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.425916        1.393822         871,034
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.939623        0.846152         157,511
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.229365        1.122002         407,797
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.349148        1.355367         163,651
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006803        1.070481       1,449,917
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930236        0.822259         224,552
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757307        0.608303         515,626
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925891        0.846328         279,255
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.006710       10.593460         282,325
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.136490        7.879491         382,342
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.447052        1.332714         225,130


---------------

* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION



                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01..................................    2.118918        2.128151           29,771
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01..................................    1.527141        1.560530            7,228
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01..................................    1.410730        1.451313           13,733
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01..................................    3.628784        3.755216           13,595
Balanced Subaccount
  07/02/01* to 12/31/01..................................    1.474369        1.445992              820
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01..................................    2.939600        2.681597            2,305
Davis Venture Value Subaccount
  07/02/01* to 12/31/01..................................    2.741696        2.597917      892,772,182
FI Structured Equity Subaccount
  07/02/01* to 12/31/01..................................    2.546551        2.309040               --
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01..................................    2.457558        2.571575           31,498
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01..................................    2.332325        2.204225               --
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01..................................    0.889943        0.823989           57,606
MFS Research Managers Subaccount
  07/02/01* to 12/31/01..................................    0.970890        0.870198               --
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01..................................    1.089927        1.119918            2,467
Janus Growth Subaccount
  07/02/01* to 12/31/01..................................    0.951325        0.773392               --
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01..................................    3.681859        3.406595           16,625
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01..................................    0.572801        0.490273               --
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01..................................    6.767301        6.173313               --
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01..................................    1.858690        1.530013            1,405
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01..................................    1.048363        1.025984            2,149
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01..................................    1.540666        1.489003               --
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01..................................    0.953317        0.878235            3,957
--------------------------------------------------------------------------------------------------------
* Date on which the Subaccount first became available.

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01..................................    1.210177        1.175212              607
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01..................................    1.425210        1.392785           12,728
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01..................................    0.938381        0.844822               --
Putnam International Stock Subaccount
  07/02/01* to 12/31/01..................................    1.223128        1.116030           13,915
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01..................................    1.345666        1.351533            7,688
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01..................................    1.006610        1.069348          105,424
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01..................................    0.930056        0.821895               --
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01..................................    0.757161        0.608034               --
MFS Research International Subaccount
  07/02/01* to 12/31/01..................................    0.925713        0.845955            9,503
American Funds Growth Subaccount
  07/02/01* to 12/31/01..................................   11.902664       10.499033            3,986
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01..................................    8.065993        7.809270              117
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01..................................    1.444756        1.330266              535


---------------

* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION



                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.100079        2.108705       1,663,887
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.522054        1.554944         165,060
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.406031        1.446118         353,452
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.596523        3.720903         407,618
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.469458        1.440815         181,947
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.929810        2.671999         160,718
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.732567        2.588620         362,611
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.536164        2.299048          59,189
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.447531        2.560445         334,770
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.323975        2.195785          83,016
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.888975        0.822887          65,241
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.969834        0.869034          20,965
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.088486        1.118158         274,931
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951244        0.773133         124,762
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.661349        3.386771          48,928
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.572465        0.489863         352,657
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.706564        6.116378          35,574
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.854664        1.526317          36,995
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.047843        1.025219          66,365
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.538630        1.486664          20,342
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953235        0.877941          55,533
---------------
* Date on which the Subaccount first became available.

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.208576        1.173364         102,424
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.424505        1.391747         273,428
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.937140        0.843494         226,647
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.216918        1.110087          82,951
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.342191        1.347706          42,359
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006417        1.069231         562,362
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929877        0.821531          71,429
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757014        0.607764          18,155
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925535        0.845581         121,011
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.799521       10.405447          68,458
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.996107        7.739675         100,571
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.442464        1.327823         105,244


---------------

* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION



                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.081408        2.089436          3,726
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.516984        1.549378         38,272
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.401347        1.440942         61,324
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.564549        3.686904         21,660
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.464563        1.435657          1,192
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.920053        2.662434          3,467
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.723469        2.579356         24,718
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.525819        2.289098          2,385
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.437546        2.549363         37,773
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.315655        2.187377         28,649
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.888009        0.821787             --
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.968779        0.867872             --
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.087046        1.116401         62,580
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951163        0.772873         10,431
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.640953        3.367063          1,602
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.572129        0.489453          9,969
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.646372        6.059967             --
Janus Mid Cap Subaccount
  07/02/01** to 12/31/01..................................    1.850647        1.522630          1,120
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.047323        1.024455         11,128
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.536596        1.484327             --
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953154        0.877647          4,721


---------------


 Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.206977        1.171519            179
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.423799        1.390710         20,109
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.935900        0.842168         11,455
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.210739        1.104175          7,748
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.338725        1.343890         38,193
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006224        1.069114         67,026
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929697        0.821167         21,033
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756868        0.607494            541
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925357        0.845207          9,822
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.697271       10.312695          9,898
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.926827        7.670699         15,325
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.440175        1.325384          4,070


---------------

* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION



                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.044562        2.051424        201,503
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.506894        1.538306        103,068
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.392026        1.430644        379,947
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.501451        3.619835         84,982
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.454822        1.425397        123,058
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.900635        2.643408         85,374
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.705362        2.560928        191,591
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.505256        2.269327         85,627
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.417697        2.527342        151,414
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.299104        2.170658         23,355
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.886078        0.819591         40,859
MFS Research Managers Subaccount
  07/02/01** to 12/31/01..................................    0.966673        0.865552          8,533
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.084173        1.112895         40,082
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.951001        0.772355        106,288
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.600500        3.327989         34,007
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.571458        0.488634        124,798
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.527604        5.948701         17,338
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.842639        1.515283         43,023
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.046284        1.022927         59,366
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.532536        1.479666         16,606
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.952992        0.877059         66,878


---------------


 Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.203786        1.167838         49,396
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.422390        1.388638        157,084
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.933426        0.839521         27,550
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.198477        1.092445         16,241
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.331819        1.336291         71,753
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.005838        1.067865        287,549
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929338        0.820440         81,714
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756576        0.606956         95,989
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925002        0.844460         54,060
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.495493       10.129730         22,270
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.790110        7.534636         39,554
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.435610        1.320522         93,775


---------------

* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION



                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01................................    2.008368        2.014105          220,232
Salomon Brothers Strategic Bond Opportunities
  Subaccount
  07/02/01* to 12/31/01................................    1.496872        1.527313           18,898
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01................................    1.382767        1.420421           81,484
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01................................    3.439469        3.553986           59,043
Balanced Subaccount
  07/02/01* to 12/31/01................................    1.445146        1.415210           68,427
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01................................    2.881346        2.624517           12,874
Davis Venture Value Subaccount
  07/02/01* to 12/31/01................................    2.687376        2.542631          121,352
FI Structured Equity Subaccount
  07/02/01* to 12/31/01................................    2.484860        2.249728           46,359
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01................................    2.398010        2.505512           34,665
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01................................    2.282672        2.154067           15,539
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01................................    0.884152        0.817401               --
MFS Research Managers Subaccount
  07/02/01* to 12/31/01................................    0.964571        0.863239           11,616
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01................................    1.081307        1.109401           23,997
Janus Growth Subaccount
  07/02/01* to 12/31/01................................    0.950839        0.771837          107,551
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01................................    3.560497        3.289369           24,005
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01................................    0.570788        0.487817          182,320
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01................................    6.410958        5.839478            4,566
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01................................    1.834666        1.507971               --
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01................................    1.045247        1.021402           58,568
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01................................    1.528486        1.475020            5,550
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01................................    0.952829        0.876471           83,475


---------------


 Date on which the Subaccount first became available.

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01................................    1.200603        1.164168           41,306
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01................................    1.420982        1.386570           30,583
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01................................    0.930958        0.836883            6,859
Putnam International Stock Subaccount
  07/02/01* to 12/31/01................................    1.186338        1.080839           10,065
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01................................    1.324949        1.328735            5,256
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01................................    1.005452        1.066616               --
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01................................    0.928979        0.819713           24,117
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01................................    0.756284        0.606417           16,536
MFS Research International Subaccount
  07/02/01* to 12/31/01................................    0.924647        0.843713            5,957
American Funds Growth Subaccount
  07/02/01* to 12/31/01................................   11.297123        9.949944           16,083
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01................................    7.655703        7.400937            9,338
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01................................    1.431058        1.315676            2,408


---------------

* Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES


           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)



                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                        CONDENSED FINANCIAL INFORMATION



                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    1.990512       1.995700             --
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.491886       1.521846             --
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.378161       1.415336             --
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.408891       3.521512             --
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.440332       1.410144             --
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.871750       2.615123             --
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.678428       2.533532             --
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.474725       2.239991             --
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.388226       2.494667             --
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.274500       2.145819             --
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.883191       0.816308             --
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.963522       0.862084             --
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.079877       1.107657             --
Janus Growth Subaccount
  07/02/01* to 12/31/01...................................    0.950758       0.771578             --
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.540662       3.270228             --
Putnam Large Cap Subaccount
  07/02/01* to 12/31/01...................................    0.570453       0.487409             --
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.353418       5.785620             --
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.830692       1.504328             --
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.044728       1.020640             --
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.526466       1.472702             --
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.952748       0.876178             --


---------------


 Date on which the Subaccount first became available.

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.199015       1.162338             --
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.420278       1.385537             --
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.929727       0.835567             --
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.180315       1.075083             --
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.321527       1.324973             --
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.005260       1.066499             --
MFS Mid Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.928800       0.819350             --
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756138       0.606148             --
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.924469       0.843341             --
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.199225       9.861251          3,221
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.589371       7.334979             --
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.428787       1.313260             --


---------------

* Date on which the Subaccount first became available.

                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account
     --------------------------------------------------------------------------
is limited to the greater of: 25% of the Contract Value in the Fixed Account on
-------------------------------------------------------------------------------
the most recent Contract Anniversary, and the amount of Contract Value that was
-------------------------------------------------------------------------------
transferred from the Fixed Account in the previous Contract Year (amounts
-------------------------------------------------------------------------
transferred under a DCA program are not included), except with our consent.
---------------------------------------------------------------------------
However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to an annual effective rate of 3%; or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us (currently $500,000). (For Contracts issued in Maryland, we reserve the right to restrict such purchase payments and transfers if the total Contract Value in the Fixed Account equals or exceeds $500,000.) In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.

     We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.

                                    EXPERTS


     The financial statements of New England Variable Annuity Separate Account of New England Life Insurance Company ("NELICO") and the consolidated financial statements of NELICO and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                                 LEGAL MATTERS

     Legal matters in connection with the Contracts described in this registration statement have been passed on by Anne Goggin, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.


     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the

Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.



     If mandated under applicable law, we may be required to reject a premium payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

                                   APPENDIX A

                     ADVERTISING AND PROMOTIONAL LITERATURE


     Advertising and promotional literature prepared by NELICO for products it issues or administers may include references to MetLife Advisers, LLC ("MetLife Advisers") or its affiliates, such as State Street Research & Management Company.


     NELICO's advertising and promotional literature may include references to other NELICO affiliates. References may also be made to NELICO's parent company, MetLife and the services it provides to the Metropolitan Series Fund, Inc.


     References to subadvisers unaffiliated with MetLife Advisers or NELICO that perform subadvisory functions on behalf of New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust or the American Funds Insurance Series and their respective fund groups may be contained in NELICO's advertising and promotional literature including, but not limited to, Fred Alger Management Inc., Davis Selected Advisers, L.P., Salomon Brothers Asset Management Inc and Putnam Investment Management, LLC.


     NELICO's advertising and promotional material may include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

      -- Specific and general assessments and forecasts regarding the U.S. economy, world economies, the economics of specific nations and their impact on the Series

      -- Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions

      -- Specific and general investment philosophies, strategies, processes, techniques and types of analysis

      -- Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

      -- The corporate histories, founding dates and names of founders of the entities

      --  Awards, honors and recognition given to the firms

      -- The names of those with ownership interest and the percentage of ownership

      -- The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans

      -- Current capitalization, levels of profitability and other financial and statistical information

      -- Identification of portfolio managers, researchers, economists, principals and other staff members and employees

      -- The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

      --  Current and historical statistics about:

     - total dollar amount of assets managed

     - MetLife Advisers assets managed in total and/or by Series or Portfolio


     - the growth of assets

     - asset types managed
     - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
     - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser

      -- The general and specific strategies applied by the advisers in the management of the Zenith Fund's series and Metropolitan Fund's portfolios including, but not limited to:


      - the pursuit of growth, value, income oriented, risk management or other strategies
      - the manner and degree to which the strategy is pursued
      - whether the strategy is conservative, moderate or extreme and an explanation of other features, attributes
      - the types and characteristics of investments sought and specific portfolio holdings
      - the actual or potential impact and result from strategy implementation
      - through its own areas of expertise and operations, the value added by subadvisers to the management process

      - the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management


      - the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., an advisers' or subadvisers' efforts to identify overvalued and undervalued issues.



      -- Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than the Eligible Funds of the Zenith Fund, Metropolitan Fund, Met Investors Series Trust or American Funds Insurance Series, and those families of funds. Any such references will indicate that the Zenith Fund, Metropolitan Fund, Met Investors Series Trust or American Funds Insurance Series and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of Eligible Funds and other funds managed by the Eligible Funds' adviser and subadvisers, including but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.


     In addition, promotional materials may include:

     New England Securities Corporation an indirect subsidiary of NELICO, may be referenced in Eligible Fund advertising and promotional literature concerning the marketing services it provides.

     Additional information contained in advertising and promotional literature may include: rankings and ratings of the Eligible Funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.


     References to the Eligible Funds may be included in NELICO's advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:



      -- Specific and general reference to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms and other organizations involved in 401(k) and retirement programs with whom NELICO may or may not have a relationship.



      -- Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the NELICO 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.



      -- Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) or retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:


      - past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans.

      - information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs.


      -- Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the NELICO 401(k) or retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:


      - increased employee retention
      - reinforcement or creation of morale
      - deductibility of contributions for participants
      - deductibility of expenses for employers
      - tax deferred growth, including illustrations and charts
      - loan features and exchanges among accounts
      - educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.


      -- Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, the Fund and investment in NELICO's 401(k) and retirement plans, including, but not limited to:



      - the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena

      - broad choice of investment options and competitive fees
      - plan sponsor and participant statements and notices
      - the plan prototype, summary descriptions and board resolutions
      - plan design and customized proposals
      - trusteeship, record keeping and administration
      - the services of State Street Bank, including, but not limited to, trustee services and tax reporting

      - the services of Boston Financial Data Services, including, but not limited to, mutual fund processing support, and participant 800 numbers and participant 401(k) statements

      - the services of Trust Consultants Inc., including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

      -- Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      - access to expertise on investments
      - assistance in interpreting past, present and future market trends and economic events
      - providing information to clients including participants during enrollment and on an ongoing basis after participation
      - promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

To the Contract Owners of New England Variable Annuity Separate Account of New England Life Insurance Company:

We have audited the accompanying statement of assets and liabilities and the related statement of operations of the New England Variable Annuity Separate Account (comprised of the following Sub-Accounts: State Street Research Bond Income, State Street Research Money Market, Harris Oakmark Mid Cap Value, Westpeak Growth and Income, Loomis Sayles Small Cap, Solomon Brothers U.S. Government, Balanced, Alger Equity Growth, Davis Venture Value, Salomon Brothers Strategic Bond Opportunities, MFS Investors, MFS Research Managers, Janus Mid Cap, Janus Growth, Putnam Large Cap Growth, Putnam International Stock, Russell 2000 Index, State Street Research Aurora Small Cap Value, State Street Research Investment Trust, MetLife Stock Index, MetLife Mid Cap Stock Index, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Neuberger Berman Partners Mid Cap, Franklin Templeton Small Cap Growth, Lord Abbett Bond Debenture, PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth, MFS Research International, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization) of New England Life Insurance Company as of and for the year ended December 31, 2001, and the related statements of changes in net assets for each of the two years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position and the results of operations of the respective aforementioned Sub-Accounts comprising the New England Variable Annuity Separate Account of New England Life Insurance Company as of and for the year ended December 31, 2001, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 22, 2002

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                              NEW ENGLAND ZENITH FUND
                                                       ---------------------------------------------------------------------
                                                           BOND          BOND         MONEY          MONEY         MIDCAP
                                                          INCOME        INCOME        MARKET        MARKET         VALUE
                                                         CLASS A       CLASS B       CLASS A        CLASS B       CLASS A
                                                           SUB-          SUB-          SUB-          SUB-           SUB-
                                                         ACCOUNT       ACCOUNT       ACCOUNT        ACCOUNT       ACCOUNT
                                                       ------------   ----------   ------------   -----------   ------------
ASSETS
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $130,591,615   $7,829,574   $106,848,024   $15,238,231   $119,425,858

                                                             SHARES         COST
                                                           ----------   -------------
State Street Research Bond Income Series Class A.........   1,194,472     130,735,634
State Street Research Bond Income Series Class B.........      72,029       7,830,993
State Street Research Money Market Series Class A........   1,068,480     106,848,024
State Street Research Money Market Series Class B........     152,382      15,238,231
Harris Oakmark Midcap Value Series Class A...............     641,764     100,639,962
Harris Oakmark Midcap Value Series Class E...............      54,705       9,571,166
Westpeak Growth and Income Series Class A................     934,776     189,449,770
Westpeak Growth and Income Series Class E................       9,706       1,490,772
Loomis Sayles Small Cap Series Class A...................     754,320     133,989,325
Loomis Sayles Small Cap Series Class E...................      12,102       2,029,018
Salomon Brothers U.S. Government Series Class A..........   4,887,984      56,463,287
Salomon Brothers U.S. Government Series Class E..........     518,790       6,223,647
Balanced Series Class A..................................   7,157,918     104,137,584
Balanced Series Class E..................................     124,363       1,528,487
Alger Equity Growth Series Class A.......................  14,401,096     356,139,152
Alger Equity Growth Series Class E.......................     238,284       4,794,004
Davis Venture Value Series Class A.......................  13,473,459     309,210,387
Davis Venture Value Series Class E.......................     474,732      10,711,876
Solomon Brothers Bond Opportunities Series Class A.......   6,248,785      73,577,618
Solomon Brothers Bond Opportunities Series Class E.......     215,782       2,405,821
MFS Investors Series Class A.............................   1,725,757      17,215,488
MFS Investors Series Class E.............................      82,760         690,879
MFS Research Managers Series Class A.....................   3,037,467      37,874,949
MFS Research Managers Series Class E.....................      41,703         368,780
Janus Mid Cap Portfolio Class B..........................     675,453      11,784,874
Janus Growth Portfolio Class B...........................     358,324       2,860,461
Putnam Large Cap Growth Portfolio Class A................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio Class E................     204,243       1,075,395
Putnam International Stock Portfolio Class A.............   7,010,896      86,198,422
Putnam International Stock Portfolio Class E.............     223,488       2,076,650
Russell 2000 Index Portfolio Class B.....................     585,367       5,838,719
State Street Research Aurora Small Cap Value Portfolio
 Class A.................................................   2,045,173      27,785,864
State Street Research Aurora Small Cap Value Portfolio
 Class E.................................................     466,618       6,069,474
State Street Research Investment Trust Portfolio Class
 B.......................................................      98,381       2,496,847
MetLife Stock Index Portfolio Class B....................     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio Class B............     415,491       4,187,207
Lehman Brothers Aggregate Bond Index Portfolio Class B...   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio Class B..............     406,233       3,767,522
Neuberger Berman Partners Mid Cap Value Portfolio Class
 B.......................................................     143,555       1,985,773
Franklin Templeton Small Cap Growth Portfolio Class B....     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio Class B.............     286,021       3,201,692
PIMCO Total Return Portfolio Class B.....................   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B.......................     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class B.....................     364,807       2,946,734
MFS Research International Portfolio Class B.............     189,919       1,624,178
American Funds Growth Fund Class 2.......................     524,917      23,474,727
American Funds Growth-Income Fund Class 2................     764,471      23,954,298
American Funds Global Small Capitalization Fund Class
 2.......................................................     295,942       3,113,357
                                                                        -------------
     Total...............................................               1,964,740,251
                                                                        =============

                                                                              NEW ENGLAND ZENITH FUND
                                                       ---------------------------------------------------------------------
                                                           BOND          BOND         MONEY          MONEY         MIDCAP
                                                          INCOME        INCOME        MARKET        MARKET         VALUE
                                                         CLASS A       CLASS B       CLASS A        CLASS B       CLASS A
                                                           SUB-          SUB-          SUB-          SUB-           SUB-
                                                         ACCOUNT       ACCOUNT       ACCOUNT        ACCOUNT       ACCOUNT
                                                       ------------   ----------   ------------   -----------   ------------
 Amount due and accrued from contract-related
  transactions, net..................................      (183,254)     101,930        (60,866)      151,055       (387,231)
 Dividends receivable................................            --           --        168,260            --             --
                                                       ------------   ----------   ------------   -----------   ------------
   Total Assets......................................   130,408,361    7,931,504    106,955,418    15,389,286    119,038,627
LIABILITIES
 Due to (from) New England Life Insurance Company....       275,995          472       (727,193)      (17,258)       143,299
                                                       ------------   ----------   ------------   -----------   ------------
NET ASSETS...........................................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328
                                                       ============   ==========   ============   ===========   ============
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................  $126,649,695   $7,931,032   $107,022,134   $15,406,544   $117,324,713
 Annuity Reserves (Note 7)...........................     3,482,671           --        660,477            --      1,570,615
                                                       ------------   ----------   ------------   -----------   ------------
TOTAL NET ASSETS.....................................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328
                                                       ============   ==========   ============   ===========   ============

                       See Notes to Financial Statements


                                              NEW ENGLAND ZENITH FUND
    ------------------------------------------------------------------------------------------------------------
      MIDCAP       GROWTH AND    GROWTH AND                                  U.S.          U.S.
       VALUE         INCOME        INCOME      SMALL CAP     SMALL CAP    GOVERNMENT    GOVERNMENT    BALANCED
      CLASS E       CLASS A       CLASS E       CLASS A       CLASS E       CLASS A      CLASS E       CLASS A
       SUB-           SUB-          SUB-          SUB-          SUB-         SUB-          SUB-         SUB-
      ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT
    -----------   ------------   ----------   ------------   ----------   -----------   ----------   -----------
    $10,129,191   $146,301,801   $1,516,841   $133,710,850   $2,142,488   $58,460,291   $6,209,921   $89,044,499

        155,363        117,726       9,904        (273,688)      (5,664)    (204,075)      83,311           (462)
             --             --          --              --           --           --           --             --
    -----------   ------------   ----------   ------------   ----------   -----------   ----------   -----------
     10,284,554    146,419,527   1,526,745     133,437,162    2,136,824   58,256,216    6,293,232     89,044,037
            286        171,600         417         163,930          561       68,180          216        104,243
    -----------   ------------   ----------   ------------   ----------   -----------   ----------   -----------
    $10,284,268   $146,247,927   $1,526,328   $133,273,232   $2,136,263   $58,188,036   $6,293,016   $88,939,794
    ===========   ============   ==========   ============   ==========   ===========   ==========   ===========
    $10,284,268   $142,427,828   $1,526,328   $131,742,003   $2,136,263   $56,558,544   $6,293,016   $87,155,416
             --      3,820,099          --       1,531,229           --    1,629,492           --      1,784,378
    -----------   ------------   ----------   ------------   ----------   -----------   ----------   -----------
    $10,284,268   $146,247,927   $1,526,328   $133,273,232   $2,136,263   $58,188,036   $6,293,016   $88,939,794
    ===========   ============   ==========   ============   ==========   ===========   ==========   ===========


      NEW ENGLAND ZENITH FUND
     -------------------------
                     EQUITY
      BALANCED       GROWTH
      CLASS E       CLASS A
        SUB-          SUB-
      ACCOUNT       ACCOUNT
     ----------   ------------
     $1,545,828   $298,678,735
         36,862        (25,017)
             --             --
     ----------   ------------
      1,582,690    298,653,718
            532        419,002
     ----------   ------------
     $1,582,158   $298,234,716
     ==========   ============
     $1,582,158   $294,216,835
             --      4,017,881
     ----------   ------------
     $1,582,158   $298,234,716
     ==========   ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                       NEW ENGLAND ZENITH FUND
                                                       -------------------------------------------------------
                                                         EQUITY       VENTURE        VENTURE         BOND
                                                         GROWTH        VALUE          VALUE      OPPORTUNITIES
                                                        CLASS E       CLASS A        CLASS E        CLASS A
                                                          SUB-          SUB-          SUB-           SUB-
                                                        ACCOUNT       ACCOUNT        ACCOUNT        ACCOUNT
                                                       ----------   ------------   -----------   -------------
ASSETS
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $4,918,188   $315,144,204   $11,084,982    $70,111,371


                                                               NEW ENGLAND ZENITH FUND
                                                       ---------------------------------------
                                                           BOND
                                                       OPPORTUNITIES    INVESTORS    INVESTORS
                                                          CLASS E        CLASS A      CLASS E
                                                           SUB-           SUB-         SUB-
                                                          ACCOUNT        ACCOUNT      ACCOUNT
                                                       -------------   -----------   ---------
ASSETS
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................   $2,421,073     $14,789,739   $709,252

                                         SHARES         COST
                                       ----------   -------------
State Street Research Bond Income
 Series Class A......................   1,194,472     130,735,634
State Street Research Bond Income
 Series Class B......................      72,029       7,830,993
State Street Research Money Market
 Series Class A......................   1,068,480     106,848,024
State Street Research Money Market
 Series Class B......................     152,382      15,238,231
Harris Oakmark Midcap Value Series
 Class A.............................     641,764     100,639,962
Harris Oakmark Midcap Value Series
 Class E.............................      54,705       9,571,166
Westpeak Growth and Income Series
 Class A.............................     934,776     189,449,770
Westpeak Growth and Income Series
 Class E.............................       9,706       1,490,772
Loomis Sayles Small Cap Series Class
 A...................................     754,320     133,989,325
Loomis Sayles Small Cap Series Class
 E...................................      12,102       2,029,018
Salomon Brothers U.S. Government
 Series Class A......................   4,887,984      56,463,287
Salomon Brothers U.S. Government
 Series Class E......................     518,790       6,223,647
Balanced Series Class A..............   7,157,918     104,137,584
Balanced Series Class E..............     124,363       1,528,487
Alger Equity Growth Series Class A...  14,401,096     356,139,152
Alger Equity Growth Series Class E...     238,284       4,794,004
Davis Venture Value Series Class A...  13,473,459     309,210,387
Davis Venture Value Series Class E...     474,732      10,711,876
Solomon Brothers Bond Opportunities
 Series Class A......................   6,248,785      73,577,618
Solomon Brothers Bond Opportunities
 Series Class E......................     215,782       2,405,821
MFS Investors Series Class A.........   1,725,757      17,215,488
MFS Investors Series Class E.........      82,760         690,879
MFS Research Managers Series Class
 A...................................   3,037,467      37,874,949
MFS Research Managers Series Class
 E...................................      41,703         368,780
Janus Mid Cap Portfolio Class B......     675,453      11,784,874
Janus Growth Portfolio Class B.......     358,324       2,860,461
Putnam Large Cap Growth Portfolio
 Class A.............................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio
 Class E.............................     204,243       1,075,395
Putnam International Stock Portfolio
 Class A.............................   7,010,896      86,198,422
Putnam International Stock Portfolio
 Class E.............................     223,488       2,076,650
Russell 2000 Index Portfolio Class
 B...................................     585,367       5,838,719
State Street Research Aurora Small
 Cap Value Portfolio Class A.........   2,045,173      27,785,864
State Street Research Aurora Small
 Cap Value Portfolio Class E.........     466,618       6,069,474
State Street Research Investment
 Trust Portfolio Class B.............      98,381       2,496,847
MetLife Stock Index Portfolio Class
 B...................................     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio
 Class B.............................     415,491       4,187,207
Lehman Brothers Aggregate Bond Index
 Portfolio Class B...................   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio
 Class B.............................     406,233       3,767,522
Neuberger Berman Partners Mid Cap
 Value Portfolio Class B.............     143,555       1,985,773
Franklin Templeton Small Cap Growth
 Portfolio Class B...................     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio
 Class B.............................     286,021       3,201,692
PIMCO Total Return Portfolio Class
 B...................................   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B...     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class
 B...................................     364,807       2,946,734
MFS Research International Portfolio
 Class B.............................     189,919       1,624,178
American Funds Growth Fund Class 2...     524,917      23,474,727
American Funds Growth-Income Fund
 Class 2.............................     764,471      23,954,298
American Funds Global Small
 Capitalization Fund Class 2.........     295,942       3,113,357
                                                    -------------
     Total...........................               1,964,740,251
                                                    =============

 Amount due and accrued from contract-related
  transactions, net..................................      75,338       (196,482)      246,201     (260,351)       15,322
 Dividends receivable................................          --             --            --           --            --
                                                       ----------   ------------   -----------   -----------   ----------
   Total Assets......................................   4,993,526    314,947,722    11,331,183   69,851,020     2,436,395
LIABILITIES
 Due to (from) New England Life Insurance Company....         669        426,101           357       83,272           305
                                                       ----------   ------------   -----------   -----------   ----------
NET ASSETS...........................................  $4,992,857   $314,521,621   $11,330,826   $69,767,748   $2,436,090
                                                       ==========   ============   ===========   ===========   ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................  $4,992,857   $309,784,305   $11,330,826   $67,847,195   $2,436,090
 Annuity Reserves (Note 7)...........................          --      4,737,316            --    1,920,553            --
                                                       ----------   ------------   -----------   -----------   ----------
TOTAL NET ASSETS.....................................  $4,992,857   $314,521,621   $11,330,826   $69,767,748   $2,436,090
                                                       ==========   ============   ===========   ===========   ==========

 Amount due and accrued from contract-related
  transactions, net..................................       16,601      9,491
 Dividends receivable................................           --         --
                                                       -----------   --------
   Total Assets......................................   14,806,340    718,743
LIABILITIES
 Due to (from) New England Life Insurance Company....      (87,705)       515
                                                       -----------   --------
NET ASSETS...........................................  $14,894,045   $718,228
                                                       ===========   ========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................  $14,727,261   $718,228
 Annuity Reserves (Note 7)...........................      166,784         --
                                                       -----------   --------
TOTAL NET ASSETS.....................................  $14,894,045   $718,228
                                                       ===========   ========

                       See Notes to Financial Statements


    NEW ENGLAND ZENITH FUND                                 METROPOLITAN SERIES FUND
    ------------------------   ----------------------------------------------------------------------------------
      RESEARCH     RESEARCH                               LARGE CAP    LARGE CAP    INTERNATIONAL   INTERNATIONAL
      MANAGERS     MANAGERS     MID CAP       GROWTH       GROWTH        GROWTH         STOCK           STOCK
      CLASS A       CLASS E     CLASS B      CLASS B       CLASS A      CLASS E        CLASS A         CLASS E
        SUB-         SUB-         SUB-         SUB-         SUB-          SUB-          SUB-            SUB-
      ACCOUNT       ACCOUNT     ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT        ACCOUNT         ACCOUNT
    ------------   ---------   ----------   ----------   -----------   ----------   -------------   -------------
    $27,458,705    $375,745    $9,794,064   $2,802,094   $13,031,271   $1,029,384    $66,463,293     $2,107,492


            METROPOLITAN SERIES FUND
     ---------------------------------------
     RUSSELL 2000     AURORA        AURORA
        INDEX        SMALL CAP    SMALL CAP
       CLASS B        CLASS A      CLASS E
         SUB-          SUB-          SUB-
       ACCOUNT        ACCOUNT      ACCOUNT
     ------------   -----------   ----------
      $6,046,841    $28,898,300   $6,588,645



            40,944          1,137        113,110         4,093         26,450        6,165         168,522         17,300
                --             --             --            --             --           --              --             --
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
        27,499,649        376,882      9,907,174     2,806,187     13,057,721    1,035,549      66,631,815      2,124,792
           135,327          1,020         10,890         2,086         15,028          468          79,944            481
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
       $27,364,322       $375,862     $9,896,284    $2,804,101    $13,042,693   $1,035,081     $66,551,871     $2,124,311
       ===========       ========     ==========    ==========    ===========   ==========     ===========     ==========
       $27,053,091       $375,862     $9,884,085    $2,804,101    $12,903,057   $1,035,081     $65,858,610     $2,124,311
           311,231             --         12,199            --        139,636           --         693,261             --
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
       $27,364,322       $375,862     $9,896,284    $2,804,101    $13,042,693   $1,035,081     $66,551,871     $2,124,311
       ===========       ========     ==========    ==========    ===========   ==========     ===========     ==========

          (2,910)       (12,054)      46,919
              --             --           --
      ----------    -----------   ----------
       6,043,931     28,886,246    6,635,564
           6,620         34,465          631
      ----------    -----------   ----------
      $6,037,311    $28,851,781   $6,634,933
      ==========    ===========   ==========
      $6,035,398    $28,417,704   $6,634,933
           1,913        434,077           --
      ----------    -----------   ----------
      $6,037,311    $28,851,781   $6,634,933
      ==========    ===========   ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                     METROPOLITAN SERIES FUND
                                                       ----------------------------------------------------
                                                       INVESTMENT      STOCK        MID CAP      AGGREGATE
                                                         TRUST         INDEX      STOCK INDEX   BOND INDEX
                                                        CLASS B       CLASS B       CLASS B       CLASS B
                                                          SUB-         SUB-          SUB-          SUB-
                                                        ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT
                                                       ----------   -----------   -----------   -----------
ASSETS
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $2,538,242   $13,878,188   $4,333,570    $13,927,353


                                                             METROPOLITAN SERIES FUND
                                                       ------------------------------------
                                                          EAFE       MID CAP     SMALL CAP
                                                         INDEX        VALUE        GROWTH
                                                        CLASS B      CLASS B      CLASS B
                                                          SUB-         SUB-         SUB-
                                                        ACCOUNT      ACCOUNT      ACCOUNT
                                                       ----------   ----------   ----------
ASSETS
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $3,517,973   $2,027,003   $3,957,174

                                         SHARES         COST
                                       ----------   -------------
State Street Research Bond Income
 Series Class A......................   1,194,472     130,735,634
State Street Research Bond Income
 Series Class B......................      72,029       7,830,993
State Street Research Money Market
 Series Class A......................   1,068,480     106,848,024
State Street Research Money Market
 Series Class B......................     152,382      15,238,231
Harris Oakmark Midcap Value Series
 Class A.............................     641,764     100,639,962
Harris Oakmark Midcap Value Series
 Class E.............................      54,705       9,571,166
Westpeak Growth and Income Series
 Class A.............................     934,776     189,449,770
Westpeak Growth and Income Series
 Class E.............................       9,706       1,490,772
Loomis Sayles Small Cap Series Class
 A...................................     754,320     133,989,325
Loomis Sayles Small Cap Series Class
 E...................................      12,102       2,029,018
Salomon Brothers U.S. Government
 Series Class A......................   4,887,984      56,463,287
Salomon Brothers U.S. Government
 Series Class E......................     518,790       6,223,647
Balanced Series Class A..............   7,157,918     104,137,584
Balanced Series Class E..............     124,363       1,528,487
Alger Equity Growth Series Class A...  14,401,096     356,139,152
Alger Equity Growth Series Class E...     238,284       4,794,004
Davis Venture Value Series Class A...  13,473,459     309,210,387
Davis Venture Value Series Class E...     474,732      10,711,876
Solomon Brothers Bond Opportunities
 Series Class A......................   6,248,785      73,577,618
Solomon Brothers Bond Opportunities
 Series Class E......................     215,782       2,405,821
MFS Investors Series Class A.........   1,725,757      17,215,488
MFS Investors Series Class E.........      82,760         690,879
MFS Research Managers Series Class
 A...................................   3,037,467      37,874,949
MFS Research Managers Series Class
 E...................................      41,703         368,780
Janus Mid Cap Portfolio Class B......     675,453      11,784,874
Janus Growth Portfolio Class B.......     358,324       2,860,461
Putnam Large Cap Growth Portfolio
 Class A.............................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio
 Class E.............................     204,243       1,075,395
Putnam International Stock Portfolio
 Class A.............................   7,010,896      86,198,422
Putnam International Stock Portfolio
 Class E.............................     223,488       2,076,650
Russell 2000 Index Portfolio Class
 B...................................     585,367       5,838,719
State Street Research Aurora Small
 Cap Value Portfolio Class A.........   2,045,173      27,785,864
State Street Research Aurora Small
 Cap Value Portfolio Class E.........     466,618       6,069,474
State Street Research Investment
 Trust Portfolio Class B.............      98,381       2,496,847
MetLife Stock Index Portfolio Class
 B...................................     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio
 Class B.............................     415,491       4,187,207
Lehman Brothers Aggregate Bond Index
 Portfolio Class B...................   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio
 Class B.............................     406,233       3,767,522
Neuberger Berman Partners Mid Cap
 Value Portfolio Class B.............     143,555       1,985,773
Franklin Templeton Small Cap Growth
 Portfolio Class B...................     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio
 Class B.............................     286,021       3,201,692
PIMCO Total Return Portfolio Class
 B...................................   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B...     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class
 B...................................     364,807       2,946,734
MFS Research International Portfolio
 Class B.............................     189,919       1,624,178
American Funds Growth Fund Class 2...     524,917      23,474,727
American Funds Growth-Income Fund
 Class 2.............................     764,471      23,954,298
American Funds Global Small
 Capitalization Fund Class 2.........     295,942       3,113,357
                                                    -------------
     Total...........................               1,964,740,251
                                                    =============

 Amount due and accrued from contract-related
  transactions, net.............................     104,516       189,328        38,089        42,845        33,161        17,246
 Dividends receivable...........................          --            --            --            --            --            --
                                                  ----------    -----------   ----------    -----------   ----------    ----------
   Total Assets.................................   2,642,758    14,067,516     4,371,659    13,970,198     3,551,134     2,044,249
LIABILITIES
 Due to (from) New England Life Insurance
  Company.......................................       2,286        12,879        45,748        14,199         3,922         2,735
                                                  ----------    -----------   ----------    -----------   ----------    ----------
NET ASSETS......................................  $2,640,472    $14,054,637   $4,325,911    $13,955,999   $3,547,212    $2,041,514
                                                  ==========    ===========   ==========    ===========   ==========    ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts.....................................  $2,627,509    $14,052,806   $4,325,911    $13,724,176   $3,512,417    $2,040,804
 Annuity Reserves (Note 7)......................      12,963         1,831            --       231,823        34,795           710
                                                  ----------    -----------   ----------    -----------   ----------    ----------
TOTAL NET ASSETS................................  $2,640,472    $14,054,637   $4,325,911    $13,955,999   $3,547,212    $2,041,514
                                                  ==========    ===========   ==========    ===========   ==========    ==========

 Amount due and accrued from contract-related
  transactions, net.............................       7,965
 Dividends receivable...........................          --
                                                  ----------
   Total Assets.................................   3,965,139
LIABILITIES
 Due to (from) New England Life Insurance
  Company.......................................       3,667
                                                  ----------
NET ASSETS......................................  $3,961,472
                                                  ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts.....................................  $3,961,472
 Annuity Reserves (Note 7)......................          --
                                                  ----------
TOTAL NET ASSETS................................  $3,961,472
                                                  ==========

                       See Notes to Financial Statements


                    MET INVESTORS SERIES TRUST                                    AMERICAN FUNDS
-------------------------------------------------------------------   --------------------------------------   --------------
   BOND                                   MID CAP       RESEARCH                      GROWTH-       GLOBAL
DEBENTURE    TOTAL RETURN   INNOVATION     GROWTH     INTERNATIONAL     GROWTH        INCOME      SMALL CAP
 CLASS B       CLASS B       CLASS B      CLASS B        CLASS B        CLASS 2       CLASS 2      CLASS 2
   SUB-          SUB-          SUB-         SUB-          SUB-           SUB-          SUB-          SUB-
 ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT        ACCOUNT        ACCOUNT       ACCOUNT      ACCOUNT         TOTAL
---------    ------------   ----------   ----------   -------------   -----------   -----------   ----------   --------------
$3,203,436   $15,951,836    $2,430,164   $3,042,493    $1,610,516     $23,138,356   $24,142,003   $3,397,414   $1,832,544,111


    34,293       201,609       (14,896)      (6,211)       47,382         226,734       231,763       41,363        1,026,877
        --            --            --           --            --              --            --           --          168,260
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
 3,237,729    16,153,445     2,415,268    3,036,282     1,657,898      23,365,090    24,373,766    3,438,777    1,833,739,248
     1,579      (183,305)        1,670      (32,983)         (856)         11,541        18,769        1,352        1,217,959
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
$3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============
$3,226,832   $16,275,386    $2,413,598   $3,042,628    $1,626,222     $22,958,495   $24,056,295   $3,199,350   $1,804,263,673
     9,318        61,364           --        26,637        32,532         395,054       298,702      238,075       28,257,616
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
$3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                             NEW ENGLAND ZENITH FUND
                                                ---------------------------------------------------------------------------------
                                                   BOND          BOND         MONEY         MONEY         MIDCAP         MIDCAP
                                                  INCOME        INCOME        MARKET        MARKET         VALUE         VALUE
                                                 CLASS A       CLASS B       CLASS A       CLASS B        CLASS A       CLASS E
                                                   SUB-          SUB-          SUB-          SUB-          SUB-           SUB-
                                                 ACCOUNT      ACCOUNT***     ACCOUNT      ACCOUNT***      ACCOUNT      ACCOUNT***
                                                ----------    ----------    ----------    ----------    -----------    ----------
INCOME
 Dividends....................................  $9,585,023     $     --     $3,623,308     $43,482      $   454,739     $     --
EXPENSES
 Mortality, expense risk and administrative
  charges (Note 3)............................   1,082,226       18,642        893,058      45,863          917,937       23,051
                                                ----------     --------     ----------     -------      -----------     --------
 Net investment income (loss).................   8,502,797      (18,642)     2,730,250      (2,381)        (463,198)     (23,051)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net unrealized appreciation (depreciation) on
  investments:
  Beginning of period.........................    (244,553)          --             --          --       (1,391,796)          --
  End of period...............................    (144,019)      (1,419)            --          --       18,785,896      558,025
                                                ----------     --------     ----------     -------      -----------     --------
 Net change in unrealized appreciation
  (depreciation)..............................     100,534       (1,419)            --          --       20,177,692      558,025
 Net realized gain (loss) on investments......      (2,793)          90             --          --            2,970           --
                                                ----------     --------     ----------     -------      -----------     --------
 Net realized and unrealized gain (loss) on
  investments.................................      97,741       (1,329)            --          --       20,180,662      558,025
                                                ----------     --------     ----------     -------      -----------     --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $8,600,538     $(19,971)    $2,730,250     $(2,381)     $19,717,464     $534,974
                                                ==========     ========     ==========     =======      ===========     ========

 * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements


                                                   NEW ENGLAND ZENITH FUND
------------------------------------------------------------------------------------------------------------------------------
     GROWTH AND    GROWTH AND                                  U.S.         U.S.                                     EQUITY
       INCOME        INCOME      SMALL CAP     SMALL CAP    GOVERNMENT   GOVERNMENT     BALANCED      BALANCED       GROWTH
      CLASS A       CLASS E       CLASS A       CLASS E      CLASS A      CLASS E       CLASS A       CLASS E       CLASS A
        SUB-          SUB-          SUB-          SUB-         SUB-         SUB-          SUB-          SUB-          SUB-
      ACCOUNT      ACCOUNT***     ACCOUNT      ACCOUNT***    ACCOUNT     ACCOUNT***     ACCOUNT      ACCOUNT***     ACCOUNT
    ------------   ----------   ------------   ----------   ----------   ----------   ------------   ----------   ------------
    $  1,553,140    $    --     $ 10,986,881    $     --    $2,954,589    $     --    $  3,856,447    $    --     $ 20,790,431
       1,403,545      3,552        1,188,941       4,742      463,556       16,043         791,695      3,928        2,850,905
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
         149,595     (3,552)       9,797,940      (4,742)   2,491,033      (16,043)      3,064,752     (3,928)      17,939,526
     (15,694,769)        --       26,692,427          --    1,803,686           --      (6,902,524)        --        8,563,117
     (43,147,969)    26,069         (278,475)    113,470    1,997,004      (13,726)    (15,093,085)    17,341      (57,460,417)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
     (27,453,200)    26,069      (26,970,902)    113,470      193,318      (13,726)     (8,190,561)    17,341      (66,023,534)
      (1,220,250)     1,706           30,402      (1,133)        (454)         (83)          3,394         --       (1,188,669)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
     (28,673,450)    27,775      (26,940,500)    112,337      192,864      (13,809)     (8,187,167)    17,341      (67,212,203)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
    $(28,523,855)   $24,223     $(17,142,560)   $107,595    $2,683,897    $(29,852)   $ (5,122,415)   $13,413     $(49,272,677)
    ============    =======     ============    ========    ==========    ========    ============    =======     ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                      NEW ENGLAND ZENITH FUND
                                 -------------------------------------------------------------------------------------------------
                                   EQUITY       VENTURE       VENTURE         BOND            BOND
                                   GROWTH        VALUE         VALUE      OPPORTUNITIES   OPPORTUNITIES    INVESTORS    INVESTORS
                                  CLASS E       CLASS A       CLASS E        CLASS A         CLASS E        CLASS A      CLASS E
                                    SUB-          SUB-          SUB-          SUB-            SUB-           SUB-          SUB-
                                 ACCOUNT***     ACCOUNT      ACCOUNT***      ACCOUNT       ACCOUNT***       ACCOUNT     ACCOUNT***
                                 ----------   ------------   ----------   -------------   -------------   -----------   ----------
INCOME
 Dividends.....................   $     --    $ 35,888,398    $     --     $ 5,544,147       $    --      $    67,295    $    --
EXPENSES
 Mortality, expense risk and
  administrative charges (Note
  3)...........................     12,988       2,802,002      25,250         602,783         6,348          129,806      1,460
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net investment income
  (loss).......................    (12,988)     33,086,396     (25,250)      4,941,364        (6,348)         (62,511)    (1,460)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 Net unrealized appreciation
  (depreciation) on
  investments:
  Beginning of period..........         --      84,058,988          --      (2,368,824)           --          233,969         --
  End of period................    124,184       5,933,817     373,106      (3,466,247)       15,252       (2,425,749)    18,373
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net change in unrealized
  appreciation
  (depreciation)...............    124,184     (78,125,171)    373,106      (1,097,423)       15,252       (2,659,718)    18,373
 Net realized gain (loss) on
  investments..................         --         305,915          --          22,396           (69)         (57,058)       (42)
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net realized and unrealized
  gain (loss) on investments...    124,184     (77,819,256)    373,106      (1,075,027)       15,183       (2,716,776)    18,331
                                  --------    ------------    --------     -----------       -------      -----------    -------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS....................   $111,196    $(44,732,860)   $347,856     $ 3,866,337       $ 8,835      $(2,779,287)   $16,871
                                  ========    ============    ========     ===========       =======      ===========    =======


                                  NEW ENGLAND ZENITH FUND
                                 -------------------------
                                   RESEARCH      RESEARCH
                                   MANAGERS      MANAGERS
                                   CLASS A       CLASS E
                                     SUB-          SUB-
                                   ACCOUNT      ACCOUNT***
                                 ------------   ----------
INCOME
 Dividends.....................  $    325,876     $   --
EXPENSES
 Mortality, expense risk and
  administrative charges (Note
  3)...........................       271,986        951
                                 ------------     ------
 Net investment income
  (loss).......................        53,890       (951)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 Net unrealized appreciation
  (depreciation) on
  investments:
  Beginning of period..........    (2,338,138)        --
  End of period................   (10,416,244)     6,965
                                 ------------     ------
 Net change in unrealized
  appreciation
  (depreciation)...............    (8,078,106)     6,965
 Net realized gain (loss) on
  investments..................      (957,651)       (15)
                                 ------------     ------
 Net realized and unrealized
  gain (loss) on investments...    (9,035,757)     6,950
                                 ------------     ------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS....................  $ (8,981,867)    $5,999
                                 ============     ======

 *For the period January 22, 2001 (Commencement of Operations) through December
  31, 2001.
 **For the period May 1, 2001 (Commencement of Operations) through December 31,
   2001.
***For the period July 2, 2001 (Commencement of Operations) through December 31,
   2001.

                       See Notes to Financial Statements

                                       METROPOLITAN SERIES FUND
------------------------------------------------------------------------------------------------------
                                LARGE CAP    LARGE CAP    INTERNATIONAL   INTERNATIONAL   RUSSELL 2000
      MID CAP       GROWTH       GROWTH        GROWTH         STOCK           STOCK          INDEX
      CLASS B      CLASS B       CLASS A      CLASS E        CLASS A         CLASS E        CLASS B
       SUB-          SUB-         SUB-          SUB-          SUB-            SUB-            SUB-
     ACCOUNT*     ACCOUNT**      ACCOUNT     ACCOUNT***      ACCOUNT       ACCOUNT***       ACCOUNT*
    -----------   ----------   -----------   ----------   -------------   -------------   ------------
    $        --    $     --    $        --    $     --    $  2,881,823       $    --        $  3,822
         64,374       9,079        110,412       2,547         609,513         4,793          31,062
    -----------    --------    -----------    --------    ------------       -------        --------
        (64,374)     (9,079)      (110,412)     (2,547)      2,272,310        (4,793)        (27,240)
             --          --     (3,072,866)         --         438,237            --              --
     (1,990,810)    (58,367)    (7,457,265)    (46,011)    (19,735,129)       30,842         208,122
    -----------    --------    -----------    --------    ------------       -------        --------
     (1,990,810)    (58,367)    (4,384,399)    (46,011)    (20,173,366)       30,842         208,122
        (16,217)       (885)       (55,965)        502        (945,242)           --          (4,807)
    -----------    --------    -----------    --------    ------------       -------        --------
     (2,007,027)    (59,252)    (4,440,364)    (45,509)    (21,118,608)       30,842         203,315
    -----------    --------    -----------    --------    ------------       -------        --------
    $(2,071,401)   $(68,331)   $(4,550,776)   $(48,056)   $(18,846,298)      $26,049        $176,075
    ===========    ========    ===========    ========    ============       =======        ========

           METROPOLITAN SERIES FUND
---  ------------------------------------
       AURORA       AURORA     INVESTMENT
     SMALL CAP    SMALL CAP      TRUST
      CLASS A      CLASS E      CLASS B
        SUB-         SUB-         SUB-
      ACCOUNT*    ACCOUNT***   ACCOUNT**
     ----------   ----------   ----------
     $   44,510    $     --     $     --
        171,199      15,189        7,215
     ----------    --------     --------
       (126,689)    (15,189)      (7,215)
             --          --           --
      1,112,436     519,171       41,395
     ----------    --------     --------
      1,112,436     519,171       41,395
        (16,357)        (26)     (13,933)
     ----------    --------     --------
      1,096,079     519,145       27,462
     ----------    --------     --------
     $  969,390    $503,956     $ 20,247
     ==========    ========     ========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                              METROPOLITAN SERIES FUND
                                                    -----------------------------------------------------------------------------
                                                      STOCK        MID CAP      AGGREGATE       EAFE        MID CAP     SMALL CAP
                                                      INDEX      STOCK INDEX    BOND INDEX      INDEX        VALUE       GROWTH
                                                     CLASS B       CLASS B       CLASS B       CLASS B      CLASS B      CLASS B
                                                      SUB-          SUB-           SUB-         SUB-         SUB-         SUB-
                                                    ACCOUNT*      ACCOUNT*       ACCOUNT*     ACCOUNT*     ACCOUNT**    ACCOUNT**
                                                    ---------    -----------    ----------    ---------    ---------    ---------
INCOME
 Dividends........................................  $  50,651     $  3,596       $ 49,965     $   3,456     $    --     $     --
EXPENSES
 Mortality, expense risk and administrative
  charges (Note 3)................................     69,775       21,007         71,452        18,428       8,640       13,833
                                                    ---------     --------       --------     ---------     -------     --------
 Net investment income (loss).....................    (19,124)     (17,411)       (21,487)      (14,972)     (8,640)     (13,833)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net unrealized appreciation (depreciation) on
  investments:
  Beginning of period.............................         --           --             --            --          --           --
  End of period...................................   (412,123)     146,363        229,132      (249,549)     41,230      119,547
                                                    ---------     --------       --------     ---------     -------     --------
 Net change in unrealized appreciation
  (depreciation)..................................   (412,123)     146,363        229,132      (249,549)     41,230      119,547
 Net realized gain (loss) on investments..........     (4,563)      (2,078)         1,320        (4,506)       (587)         (24)
                                                    ---------     --------       --------     ---------     -------     --------
 Net realized and unrealized gain (loss) on
  investments.....................................   (416,686)     144,285        230,452      (254,055)     40,643      119,523
                                                    ---------     --------       --------     ---------     -------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................  $(435,810)    $126,874       $208,965     $(269,027)    $32,003     $105,690
                                                    =========     ========       ========     =========     =======     ========

 *For the period January 22, 2001 (Commencement of Operations) through December
  31, 2001.
 **For the period May 1, 2001 (Commencement of Operations) through December 31,
   2001.
***For the period July 2, 2001 (Commencement of Operations) through December 31,
   2001.

                       See Notes to Financial Statements


                        MET INVESTORS SERIES TRUST                                AMERICAN FUNDS
    ------------------------------------------------------------------   ---------------------------------   -------------
      BOND                                    MID CAP      RESEARCH                   GROWTH-     GLOBAL
    DEBENTURE   TOTAL RETURN   INNOVATION     GROWTH     INTERNATIONAL    GROWTH      INCOME     SMALL CAP
     CLASS B      CLASS B        CLASS B      CLASS B       CLASS B       CLASS 2     CLASS 2     CLASS 2
      SUB-          SUB-          SUB-         SUB-          SUB-          SUB-        SUB-        SUB-
    ACCOUNT**    ACCOUNT**      ACCOUNT**    ACCOUNT**     ACCOUNT**     ACCOUNT**   ACCOUNT**   ACCOUNT**       TOTAL
    ---------   ------------   -----------   ---------   -------------   ---------   ---------   ---------   -------------
     $33,159     $ 128,906      $      --    $     --      $     --      $657,039    $304,796    $ 15,380    $  99,850,859
      11,048        50,380         10,550      10,832         4,793        89,809     101,500      12,923       15,081,611
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
      22,111        78,526        (10,550)    (10,832)       (4,793)      567,230     203,296       2,457       84,769,248
          --            --             --          --            --            --          --          --       89,776,954
       1,744      (180,844)      (255,664)     95,759       (13,662)     (336,371)    187,705     284,057     (132,196,140)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
       1,744      (180,844)      (255,664)     95,759       (13,662)     (336,371)    187,705     284,057     (221,973,094)
          95           123         (2,455)      3,143        (2,145)      (10,238)      2,631      (3,195)      (4,136,753)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
       1,839      (180,721)      (258,119)     98,902       (15,807)     (346,609)    190,336     280,862     (226,109,847)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
     $23,950     $(102,195)     $(268,669)   $ 88,070      $(20,600)     $220,621    $393,632    $283,319    $(141,340,599)
     =======     =========      =========    ========      ========      =========   ========    ========    =============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                               NEW ENGLAND ZENITH FUND
                                 -----------------------------------------------------------------------------------
                                     BOND          BOND         MONEY          MONEY         MIDCAP        MIDCAP
                                    INCOME        INCOME        MARKET        MARKET         VALUE          VALUE
                                   CLASS A       CLASS B       CLASS A        CLASS B       CLASS A        CLASS E
                                     SUB-          SUB-          SUB-          SUB-           SUB-          SUB-
                                   ACCOUNT      ACCOUNT***     ACCOUNT      ACCOUNT***      ACCOUNT      ACCOUNT***
                                 ------------   ----------   ------------   -----------   ------------   -----------
FROM OPERATING ACTIVITIES
 Net investment income
   (loss)......................  $  8,502,797   $  (18,642)  $  2,730,250   $    (2,381)  $   (463,198)  $   (23,051)
 Net realized and unrealized
   gain (loss) on
   investments.................        97,741       (1,329)            --            --     20,180,662       558,025
                                 ------------   ----------   ------------   -----------   ------------   -----------
   Net increase (decrease) in
    net assets resulting from
    operations.................     8,600,538      (19,971)     2,730,250        (2,381)    19,717,464       534,974
FROM CONTRACT-RELATED
 TRANSACTIONS
 Purchase payments transferred
   from New England Life
 Insurance Company.............    15,003,606    5,935,921     36,031,482    20,491,103     17,293,208     6,815,774
 Net transfers (to) from other
   sub-accounts................    10,918,336           --     10,220,643            --     26,013,400            --
 Net transfers to New England
   Life Insurance Company......    (7,244,982)   2,015,082    (20,581,394)   (5,082,178)    (2,052,691)    2,933,520
                                 ------------   ----------   ------------   -----------   ------------   -----------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............    18,676,960    7,951,003     25,670,731    15,408,925     41,253,917     9,749,294
                                 ------------   ----------   ------------   -----------   ------------   -----------
 Net increase in net assets....    27,277,498    7,931,032     28,400,981    15,406,544     60,971,381    10,284,268
NET ASSETS, AT BEGINNING OF THE
 PERIOD........................   102,854,868           --     79,281,630            --     57,923,947            --
                                 ------------   ----------   ------------   -----------   ------------   -----------
NET ASSETS, AT END OF THE
 PERIOD........................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328   $10,284,268
                                 ============   ==========   ============   ===========   ============   ===========

 * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements


                                                 NEW ENGLAND ZENITH FUND
--------------------------------------------------------------------------------------------------------------------------
 GROWTH AND    GROWTH AND                                  U.S.          U.S.                                    EQUITY
   INCOME        INCOME      SMALL CAP     SMALL CAP    GOVERNMENT    GOVERNMENT    BALANCED      BALANCED       GROWTH
  CLASS A       CLASS E       CLASS A       CLASS E       CLASS A      CLASS E       CLASS A      CLASS E       CLASS A
    SUB-          SUB-          SUB-          SUB-         SUB-          SUB-         SUB-          SUB-          SUB-
  ACCOUNT      ACCOUNT***     ACCOUNT      ACCOUNT***     ACCOUNT     ACCOUNT***     ACCOUNT     ACCOUNT***     ACCOUNT
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
$    149,595   $   (3,552)  $  9,797,940   $   (4,742)  $ 2,491,033   $ (16,043)   $ 3,064,752   $   (3,928)  $ 17,939,526
 (28,673,450)      27,775    (26,940,500)     112,337       192,864     (13,809)    (8,187,167)      17,341    (67,212,203)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (28,523,855)      24,223    (17,142,560)     107,595     2,683,897     (29,852)    (5,122,415)      13,413    (49,272,677)
  11,642,730    1,275,073     11,419,245    1,567,052     8,777,844   4,279,383     10,206,112    1,280,466     33,568,288
 (19,971,658)          --    (21,176,322)          --     7,088,735          --     (5,153,032)          --    (39,121,453)
 (15,267,004)     227,032     (7,503,478)     461,616      (369,929)  2,043,485     (7,755,695)     288,279    (24,515,013)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (23,595,932)   1,502,105    (17,260,555)   2,028,668    15,496,650   6,322,868     (2,702,615)   1,568,745    (30,068,178)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (52,119,787)   1,526,328    (34,403,115)   2,136,263    18,180,547   6,293,016     (7,825,030)   1,582,158    (79,340,855)
 198,367,714           --    167,676,347           --    40,007,489          --     96,764,824           --    377,575,571
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
$146,247,927   $1,526,328   $133,273,232   $2,136,263   $58,188,036   $6,293,016   $88,939,794   $1,582,158   $298,234,716
============   ==========   ============   ==========   ===========   ==========   ===========   ==========   ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                      NEW ENGLAND ZENITH FUND
                                 --------------------------------------------------------------------------------------------------
                                   EQUITY       VENTURE        VENTURE         BOND            BOND
                                   GROWTH        VALUE          VALUE      OPPORTUNITIES   OPPORTUNITIES    INVESTORS    INVESTORS
                                  CLASS E       CLASS A        CLASS E        CLASS A         CLASS E        CLASS A      CLASS E
                                    SUB-          SUB-          SUB-           SUB-            SUB-           SUB-          SUB-
                                 ACCOUNT***     ACCOUNT      ACCOUNT***       ACCOUNT       ACCOUNT***       ACCOUNT     ACCOUNT***
                                 ----------   ------------   -----------   -------------   -------------   -----------   ----------
FROM OPERATING ACTIVITIES
 Net investment income
   (loss)......................  $  (12,988)  $ 33,086,396   $   (25,250)   $ 4,941,364     $   (6,348)    $   (62,511)   $ (1,460)
 Net realized and unrealized
   gain (loss) on
   investments.................     124,184    (77,819,256)      373,106     (1,075,027)        15,183      (2,716,776)     18,331
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
   Net increase (decrease) in
    net assets resulting from
    operations.................     111,196    (44,732,860)      347,856      3,866,337          8,835      (2,779,287)     16,871
FROM CONTRACT-RELATED
 TRANSACTIONS
 Purchase payments transferred
   from New England Life
   Insurance Company...........   3,888,107     36,965,466     8,004,550      8,067,258      1,702,387       3,757,581     541,480
 Net transfers (to) from other
   sub-accounts................          --    (20,221,280)           --        364,004             --        (738,983)         --
 Net transfers to New England
   Life Insurance Company......     993,554    (20,223,444)    2,978,420     (6,609,863)       724,868        (353,567)    159,877
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............   4,881,661     (3,479,258)   10,982,970      1,821,399      2,427,255       2,665,031     701,357
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
 Net increase in net assets....   4,992,857    (48,212,118)   11,330,826      5,687,736      2,436,090        (114,256)    718,228
NET ASSETS, AT BEGINNING OF THE
 PERIOD........................          --    362,733,739            --     64,080,012             --      15,008,301          --
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
NET ASSETS, AT END OF THE
 PERIOD........................  $4,992,857   $314,521,621   $11,330,826    $69,767,748     $2,436,090     $14,894,045    $718,228
                                 ==========   ============   ===========    ===========     ==========     ===========    ========


                                  NEW ENGLAND ZENITH FUND
                                 -------------------------
                                   RESEARCH      RESEARCH
                                   MANAGERS      MANAGERS
                                   CLASS A       CLASS E
                                     SUB-          SUB-
                                   ACCOUNT      ACCOUNT***
                                 ------------   ----------
FROM OPERATING ACTIVITIES
 Net investment income
   (loss)......................  $     53,890    $   (951)
 Net realized and unrealized
   gain (loss) on
   investments.................    (9,035,757)      6,950
                                 ------------    --------
   Net increase (decrease) in
    net assets resulting from
    operations.................    (8,981,867)      5,999
FROM CONTRACT-RELATED
 TRANSACTIONS
 Purchase payments transferred
   from New England Life
   Insurance Company...........     5,761,714     293,215
 Net transfers (to) from other
   sub-accounts................    (8,516,506)         --
 Net transfers to New England
   Life Insurance Company......    (1,692,049)     76,648
                                 ------------    --------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............    (4,446,841)    369,863
                                 ------------    --------
 Net increase in net assets....   (13,428,708)    375,862
NET ASSETS, AT BEGINNING OF THE
 PERIOD........................    40,793,030          --
                                 ------------    --------
NET ASSETS, AT END OF THE
 PERIOD........................  $ 27,364,322    $375,862
                                 ============    ========

 *For the period January 22, 2001 (Commencement of Operations) through December
  31, 2001.
 **For the period May 1, 2001 (Commencement of Operations) through December 31,
   2001.
***For the period July 2, 2001 (Commencement of Operations) through December 31,
   2001.

                       See Notes to Financial Statements


                                       METROPOLITAN SERIES FUND
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                LARGE CAP    LARGE CAP    INTERNATIONAL   INTERNATIONAL   RUSSELL 2000
      MID CAP       GROWTH       GROWTH        GROWTH         STOCK           STOCK          INDEX
      CLASS B      CLASS B       CLASS A      CLASS E        CLASS A         CLASS E        CLASS B
       SUB-          SUB-         SUB-          SUB-          SUB-            SUB-            SUB-
     ACCOUNT*     ACCOUNT**      ACCOUNT     ACCOUNT***      ACCOUNT       ACCOUNT***       ACCOUNT*
    -----------   ----------   -----------   ----------   -------------   -------------   ------------
    $   (64,374)  $   (9,079)  $  (110,412)  $   (2,547)  $  2,272,310    $     (4,793)    $  (27,240)
     (2,007,027)     (59,252)   (4,440,364)     (45,509)   (21,118,608)         30,842        203,315
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
     (2,071,401)     (68,331)   (4,550,776)     (48,056)   (18,846,298)         26,049        176,075
      6,619,403    1,636,614     6,009,168      816,178      8,926,770       1,472,100      2,702,657
      3,860,153      783,260       302,124           --     (6,619,884)             --      1,831,276
      1,488,129      452,558      (114,772)     266,959     83,091,283     (86,529,102)     1,327,303
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
     11,967,685    2,872,432     6,196,520    1,083,137     85,398,169     (85,057,002)     5,861,236
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
      9,896,284    2,804,101     1,645,744    1,035,081     66,551,871     (85,030,953)     6,037,311
             --           --    11,396,949           --             --      87,155,264             --
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
    $ 9,896,284   $2,804,101   $13,042,693   $1,035,081   $ 66,551,871    $  2,124,311     $6,037,311
    ===========   ==========   ===========   ==========   ============    ============     ==========


           METROPOLITAN SERIES FUND
---  -------------------------------------
---  -------------------------------------
       AURORA        AURORA     INVESTMENT
      SMALL CAP    SMALL CAP      TRUST
       CLASS A      CLASS E      CLASS B
        SUB-          SUB-         SUB-
      ACCOUNT*     ACCOUNT***   ACCOUNT**
     -----------   ----------   ----------
     $  (126,689)  $  (15,189)  $   (7,215)
       1,096,079      519,145       27,462
     -----------   ----------   ----------
         969,390      503,956       20,247
       7,964,907    4,474,458    1,691,016
      17,559,749           --      390,111
       2,357,735    1,656,519      539,098
     -----------   ----------   ----------
      27,882,391    6,130,977    2,620,225
     -----------   ----------   ----------
      28,851,781    6,634,933    2,640,472
              --           --           --
     -----------   ----------   ----------
     $28,851,781   $6,634,933   $2,640,472
     ===========   ==========   ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                            METROPOLITAN SERIES FUND
                                 ------------------------------------------------------------------------------
                                    STOCK        MID CAP      AGGREGATE       EAFE       MID CAP     SMALL CAP
                                    INDEX      STOCK INDEX   BOND INDEX      INDEX        VALUE        GROWTH
                                   CLASS B       CLASS B       CLASS B      CLASS B      CLASS B      CLASS B
                                    SUB-          SUB-          SUB-          SUB-         SUB-         SUB-
                                  ACCOUNT*      ACCOUNT*      ACCOUNT*      ACCOUNT*    ACCOUNT**    ACCOUNT**
                                 -----------   -----------   -----------   ----------   ----------   ----------
FROM OPERATING ACTIVITIES
 Net investment income
   (loss)......................  $   (19,124)  $  (17,411)   $   (21,487)  $  (14,972)  $   (8,640)  $  (13,833)
 Net realized and unrealized
   gain (loss) on
   investments.................     (416,686)     144,285        230,452     (254,055)      40,643      119,523
                                 -----------   ----------    -----------   ----------   ----------   ----------
   Net increase (decrease) in
    net assets resulting from
    operations.................     (435,810)     126,874        208,965     (269,027)      32,003      105,690
FROM CONTRACT-RELATED
 TRANSACTIONS
 Purchase payments transferred
   from New England Life
   Insurance Company...........    6,791,560    1,896,915      6,540,141    1,532,001    1,285,761    1,698,902
 Net transfers (to) from other
   sub-accounts................    5,537,510    1,353,944      4,904,158    1,204,284      403,290    1,657,592
 Net transfers to New England
   Life Insurance Company......    2,161,377      948,178      2,302,735    1,079,954      320,460      499,288
                                 -----------   ----------    -----------   ----------   ----------   ----------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............   14,490,447    4,199,037     13,747,034    3,816,239    2,009,511    3,855,782
                                 -----------   ----------    -----------   ----------   ----------   ----------
 Net increase in net assets....   14,054,637    4,325,911     13,955,999    3,547,212    2,041,514    3,961,472
NET ASSETS, AT BEGINNING OF THE
 PERIOD........................           --           --             --           --           --           --
                                 -----------   ----------    -----------   ----------   ----------   ----------
NET ASSETS, AT END OF THE
 PERIOD........................  $14,054,637   $4,325,911    $13,955,999   $3,547,212   $2,041,514   $3,961,472
                                 ===========   ==========    ===========   ==========   ==========   ==========

 *For the period January 22, 2001 (Commencement of Operations) through December
  31, 2001.
 **For the period May 1, 2001 (Commencement of Operations) through December 31,
   2001.
***For the period July 2, 2001 (Commencement of Operations) through December 31,
   2001.

                       See Notes to Financial Statements


                        MET INVESTORS SERIES TRUST                                    AMERICAN FUNDS
    -------------------------------------------------------------------   --------------------------------------   --------------
       BOND                                   MID CAP       RESEARCH                      GROWTH-       GLOBAL
    DEBENTURE    TOTAL RETURN   INNOVATION     GROWTH     INTERNATIONAL     GROWTH        INCOME      SMALL CAP
     CLASS B       CLASS B       CLASS B      CLASS B        CLASS B        CLASS 2       CLASS 2      CLASS 2
       SUB-          SUB-          SUB-         SUB-          SUB-           SUB-          SUB-          SUB-
    ACCOUNT**     ACCOUNT**     ACCOUNT**    ACCOUNT**      ACCOUNT**      ACCOUNT**     ACCOUNT**    ACCOUNT**        TOTAL
    ---------    ------------   ----------   ----------   -------------   -----------   -----------   ----------   --------------
    $   22,111   $    78,526    $  (10,550)  $  (10,832)   $   (4,793)    $   567,230   $   203,296   $    2,457   $   84,769,248
         1,839      (180,721)     (258,119)      98,902       (15,807)       (346,609)      190,336      280,862     (226,109,847)
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
        23,950      (102,195)     (268,669)      88,070       (20,600)        220,621       393,632      283,319     (141,340,599)
     1,506,893     8,115,356     1,733,998    1,351,319       793,747      10,917,445     9,964,324    1,370,184      352,380,862
       629,658     4,578,356       248,324    1,135,318       478,070       8,434,000    10,553,976    1,068,847               --
     1,075,649     3,745,233       699,945      494,558       407,537       3,781,483     3,443,065      715,075      (80,138,659)
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
     3,212,200    16,438,945     2,682,267    2,981,195     1,679,354      23,132,928    23,961,365    3,154,106      272,242,203
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
     3,236,150    16,336,750     2,413,598    3,069,265     1,658,754      23,353,549    24,354,997    3,437,425      130,901,604
            --            --            --           --            --              --            --           --    1,701,619,685
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
    $3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
    ==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000



                                                                NEW ENGLAND ZENITH FUND
                                 -------------------------------------------------------------------------------------
                                     BOND          MONEY         MID CAP      GROWTH AND                      U.S.
                                    INCOME         MARKET         VALUE         INCOME       SMALL CAP     GOVERNMENT
                                     SUB-           SUB-          SUB-           SUB-           SUB-          SUB-
                                   ACCOUNT        ACCOUNT        ACCOUNT       ACCOUNT        ACCOUNT        ACCOUNT
                                 ------------   ------------   -----------   ------------   ------------   -----------
FROM OPERATING ACTIVITIES
 Net investment income
   (loss)......................  $   (796,913)  $  3,615,542   $  (385,226)  $  3,548,429   $     49,534   $  (297,255)
 Net realized and unrealized
   gain (loss) on
   investments.................     7,457,940             --     8,806,033    (15,764,696)     2,379,545     3,543,631
                                 ------------   ------------   -----------   ------------   ------------   -----------
   Net Increase (decrease) in
    net assets resulting from
    operations.................     6,661,027      3,615,542     8,420,807    (12,216,267)     2,429,079     3,246,376
FROM CONTRACT-RELATED
 TRANSACTIONS
 Purchase payments transferred
   from New England Life
   Insurance Company...........    20,981,501     64,262,551    11,245,859     37,956,974     49,822,947     8,340,233
 Net transfers (to) from other
   sub-accounts................    (6,186,141)   (57,052,492)      973,171    (14,438,190)    24,184,686    (1,032,380)
 Net transfers to New England
   Life Insurance Company......    (8,889,624)   (10,741,668)   (3,494,101)   (17,948,170)   (11,620,987)   (3,973,856)
                                 ------------   ------------   -----------   ------------   ------------   -----------
   Net increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............     5,905,736     (3,531,609)    8,724,929      5,570,614     62,386,646     3,333,997
                                 ------------   ------------   -----------   ------------   ------------   -----------
 Net increase in net assets....    12,566,763         83,933    17,145,736     (6,645,653)    64,815,725     6,580,373
NET ASSETS, AT BEGINNING OF THE
 PERIOD........................    90,288,105     79,197,697    40,778,211    205,013,367    102,860,622    33,427,116
                                 ------------   ------------   -----------   ------------   ------------   -----------
NET ASSETS, AT END OF THE
 PERIOD........................  $102,854,868   $ 79,281,630   $57,923,947   $198,367,714   $167,676,347   $40,007,489
                                 ============   ============   ===========   ============   ============   ===========


 *For the period May 1, 2000 (Commencement of Operations) through December 31,
  2000.

**On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.


                       See Notes to Financial Statements


                                           NEW ENGLAND ZENITH FUND
    ------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL
                      EQUITY         MAGNUM         VENTURE          BOND                       RESEARCH
      BALANCED        GROWTH         EQUITY          VALUE       OPPORTUNITIES    INVESTORS     MANAGERS
        SUB-           SUB-           SUB-            SUB-           SUB-           SUB-          SUB-
      ACCOUNT        ACCOUNT        ACCOUNT**       ACCOUNT         ACCOUNT        ACCOUNT       ACCOUNT
    ------------   ------------   -------------   ------------   -------------   -----------   -----------
    $   (800,108)  $    992,115   $    719,030    $ (2,762,931)   $  (504,861)   $   (92,256)  $  (209,008)
      (2,177,662)   (65,123,951)   (11,319,930)     27,385,276      4,264,736         65,243    (3,227,444)
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
      (2,977,770)   (64,131,836)   (10,600,900)     24,622,345      3,759,875        (27,013)   (3,436,452)
      19,046,939    111,140,927     15,278,850      85,830,149     11,401,598      7,365,161    22,897,105
     (16,494,840)    22,908,629      1,588,988      17,371,367     (4,051,150)     2,328,944    17,030,505
     (10,943,978)   (36,849,018)   (65,542,960)    (27,249,947)    (6,863,007)      (703,591)   (1,608,417)
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
      (8,391,879)    97,200,538    (48,675,122)     75,951,569        487,441      8,990,514    38,319,193
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
     (11,369,649)    33,068,702    (59,276,022)    100,573,914      4,247,316      8,963,501    34,882,741
     108,134,473    344,506,869     59,276,022     262,159,825     59,632,696      6,044,800     5,910,289
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
    $ 96,764,824   $377,575,571   $         --    $362,733,739    $64,080,012    $15,008,301   $40,793,030
    ============   ============   ============    ============    ===========    ===========   ===========


      METROPOLITAN SERIES FUND
     ---------------------------   --------------

      LARGE CAP    INTERNATIONAL
       GROWTH          STOCK
        SUB-           SUB-
      ACCOUNT*       ACCOUNT*          TOTAL
     -----------   -------------   --------------
     $   (38,691)   $   (35,162)   $    3,002,239
      (3,063,668)     2,104,433       (44,670,514)
     -----------    -----------    --------------
      (3,102,359)     2,069,271       (41,668,275)
      10,484,860     16,034,168       492,089,822
       4,152,400      8,716,503                --
        (137,952)    60,335,322      (146,231,954)
     -----------    -----------    --------------
      14,499,308     85,085,993       345,857,868
     -----------    -----------    --------------
      11,396,949     87,155,264       304,189,593
              --             --     1,397,430,092
     -----------    -----------    --------------
     $11,396,949    $87,155,264    $1,701,619,685
     ===========    ===========    ==============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS. New England Variable Annuity Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on July 1, 1994 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO. NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SUB-ACCOUNTS. The Account has thirty-three investment sub-accounts as of December 31, 2001 each of which invests in the shares of one series or portfolio of the New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund ("Met Series"), the Met Investors Series Trust and American Funds Insurance Series ("American Funds"). The series and portfolios of the Zenith Fund, the Met Series Fund, the Met Investors Series Trust and American Funds in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, the Met Series Fund, the Met Investors Series Trust and the American Funds are diversified, open-end management investment companies. The Account purchases or redeems shares of the thirty-three Eligible Funds based on the amount of purchase payments invested in the Account, transfers among the sub-accounts, surrender payments, annuity payments and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. MORTALITY AND EXPENSE RISKS AND ADMINISTRATION CHARGES. Although variable annuity payments differ according to the investment performance of the Eligible Funds, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in the contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time that contracts are issued. Under deferred annuity contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) a guaranteed amount equal to the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the contract as of the death valuation date. The guaranteed amount in
(1) above is recalculated at the specific contract anniversaries to determine whether a higher (but never a lower) guarantee will apply, based on the contract value at the time of recalculation. Death proceeds are reduced by any outstanding contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove to be insufficient to cover the cost of those items.

NELICO charges the Account for the mortality and expense fee for the risk NELICO assumes. Currently, the charges are made daily at an annual rate of (i) 1.30% to 1.55% of the Account assets attributable to the American Growth Series individual variable annuity contracts; (ii) 1.25% to 1.50% of the Account assets attributable to the American Growth Series-I individual variable annuity contracts; (iii) 1.15% to 2.10% of the Account assets attributable to the American Forerunner Series individual variable annuity contracts, depending on the Class of Contract, sub-account selected, and the death benefit option selected. NELICO also imposes an administration asset charge at an annual rate of .10% of the Account assets attributable to American Growth Series, American

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

Growth Series-I as well as an annual administration contract charge of $30 per contract against the contract value in the Account for the American Growth Series and American Growth Series-I (though not to exceed 2% of the total contract value) and American Forerunner Series. The $30 administration charge is waived on American Growth Series and American Growth Series-I contracts if the contract value is at least $50,000 or if net deposits made during the year exceed $1,000 and the contract value is at least $25,000. The $30 administration charge is waived on American Forerunner Series contracts if the contract value is at least $50,000. A premium tax charge applies to the contracts in certain states.

4. FEDERAL INCOME TAXES. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

5. INVESTMENT ADVISERS. MetLife Advisers, LLC (formerly, New England Investment Management, LLC.) is the investment adviser for the series of the Zenith Fund. The Chart below shows the sub-adviser for each series of the Zenith Fund. MetLife Advisers, which is an affiliate of NELICO, and each of the sub-advisers are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940.

                   SERIES                                       SUB-ADVISER
                   ------                                       -----------
State Street Research Money Market
                                               State Street Research & Management Company*
State Street Research Bond Income
                                               State Street Research & Management Company*
Westpeak Growth and Income
                                               Westpeak Investment Advisors, L.P.
Harris Oakmark Mid Cap Value***
                                               Harris Associates L.P.
Loomis Sayles Small Cap
                                               Loomis Sayles & Company, L.P.
Balanced**
                                               Wellington Management Company, LLP.
Davis Venture Value****
                                               Davis Selected Advisers, L.P.
Alger Equity Growth
                                               Fred Alger Management, Inc.
Salomon Brothers U.S. Government
                                               Salomon Brothers Asset Management, Inc
Salomon Brothers Strategic Bond
  Opportunities+
                                               Salomon Brothers Asset Management, Inc
MFS Investors Trust
                                               Massachusetts Financial Services Company
MFS Research Managers
                                               Massachusetts Financial Services Company

------------
   * Prior to July 1, 2001, Back Bay Advisers, L.P. was the sub-adviser.
  ** Prior to May 1, 2000, Loomis Sayles & Company was the sub-adviser.
 *** Prior to May 1, 2000, Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co. was sub-adviser. Prior to May 1, 1998, Loomis Sayles & Company, LLP was the sub-adviser.
**** Davis Selected may also delegate any of its responsibilities to David
     Selected Advisers- NY, Inc., a wholly-owned subsidiary of Davis Selected. + The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment sub-advisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc.

The Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series on December 1, 2000. The Morgan Stanley International Magnum Equity Series is no longer available for investment under the contracts. The MetLife Stock Index Portfolio was substituted for the Westpeak Stock Index Series on April 27, 2001. The Westpeak Stock Index Series is no longer available for investment under the contracts.

MetLife Advisers became investment manager for the Metropolitan Series Fund Portfolios on May 1, 2001. Prior to that time, Metropolitan Life Insurance Company was the investment manager. The following chart shows the sub-investment manager for each portfolio of the Metropolitan Series Fund.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                  PORTFOLIO                                SUB-INVESTMENT MANAGER
                  ---------                                ----------------------
Putnam Large Cap Growth
                                               Putnam Investment Management, LLC
Janus Mid Cap
                                               Janus Capital Corporation
Russell 2000 Index
                                               Metropolitan Life Insurance Company*
Putnam International Stock
                                               Putnam Investment Management, LLC
MetLife Stock Index
                                               Metropolitan Life Insurance Company*
MetLife Mid Cap Stock Index
                                               Metropolitan Life Insurance Company*
Morgan Stanley EAFE Index
                                               Metropolitan Life Insurance Company*
Lehman Brothers Aggregate Bond Index
                                               Metropolitan Life Insurance Company*
State Street Research Aurora Small Cap Value
                                               State Street Research & Management Company
Janus Growth
                                               Janus Capital Corporation
Neuberger Berman Partners Mid Cap Value
                                               Neuberger Berman Management Inc.
Franklin Templeton Small Cap Growth
                                               Franklin Advisers, Inc.
State Street Research Investment Trust
                                               State Street Research & Management Company

------------
* Metropolitan Life Insurance Company became sub-investment manager on May 1, 2001.

Met Investors Advisory Corp. has the overall responsibility for the general management and administration of all of the Portfolios of the Met Investors Series Trust. The following chart shows the adviser for each portfolio of the Met Investors Series Trust.

        PORTFOLIO                            ADVISER
        ---------                            -------
Lord Abbett Bond Debenture
                            Lord, Abbett & Co.
MFS Mid Cap Growth
                            Massachusetts Financial Services Company
MFS Research International
                            Massachusetts Financial Services Company
PIMCO Total Return
                            Pacific Investment Management Company LLC
PIMCO Innovation
                            PIMCO Equity Advisors

Capital Research and Management Company is the investment adviser for the American Funds Insurance Series.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

6. INVESTMENT PURCHASES AND SALES. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 2001:

                                                               PURCHASES         SALES
                                                              ------------    ------------
State Street Research Bond Income Series Class A............  $ 49,348,884    $ 31,648,942
State Street Research Bond Income Series Class B***.........     8,231,183         316,496
State Street Research Money Market Series Class A...........   126,254,572     102,424,737
State Street Research Money Market Series Class B***........    19,243,578       3,897,773
Harris Oakmark Mid Cap Value Series Class A.................    64,469,305      24,051,902
Harris Oakmark Mid Cap Value Series Class E***..............     9,712,569          23,226
Westpeak Growth and Income Series Class A...................    20,551,822      45,585,638
Westpeak Growth and Income Series Class E***................     2,006,302         508,651
Loomis Sayles Small Cap Series Class A......................    23,949,419      42,425,581
Loomis Sayles Small Cap Series Class E***...................     2,086,508          67,120
Salomon Brothers U.S. Government Series Class A.............    30,115,574      15,056,633
Salomon Brothers U.S. Government Series Class E***..........     6,492,295         201,906
Balanced Series Class A.....................................    21,857,967      25,353,907
Balanced Series Class E***..................................     1,657,327          97,065
Alger Equity Growth Series Class A..........................    62,268,297      95,175,208
Alger Equity Growth Series Class E***.......................     4,871,391          21,771
Davis Venture Value Series Class A..........................    70,913,384      77,163,905
Davis Venture Value Series Class E***.......................    11,271,656         344,820
Salomon Brothers Strategic Bond Opportunities Series Class
  A.........................................................    17,328,366      16,093,781
Salomon Brothers Strategic Bond Opportunities Series Class
  E***......................................................     2,517,674         102,949
MFS Investors Trust Series Class A..........................     7,911,381       5,477,673
MFS Investors Trust Series Class E***.......................       709,713          10,256
MFS Research Managers Class A...............................    11,415,998      16,041,534
MFS Research Managers Class E***............................       375,960           5,978
Janus Mid Cap Portfolio Class B**...........................    15,116,270       3,203,239
Janus Growth Portfolio Class B**............................     3,072,747         209,558
Putnam Large Cap Growth Portfolio Class A...................    11,294,880       5,206,083
Putnam Large Cap Growth Portfolio Class E***................     1,120,790         106,043
Putnam International Stock Portfolio Class A................    33,804,500      36,468,212
Putnam International Stock Portfolio Class E***.............     2,191,829         101,622
Russell 2000 Index Portfolio Class B*.......................     7,193,970       1,358,901
State Street Research Aurora Small Cap Value Class A*.......    34,559,093       6,813,408
State Street Research Aurora Small Cap Value Class E***.....     6,186,058          19,574
State Street Research Investment Trust Class B**............     3,033,160         419,767
MetLife Stock Index Portfolio Class B*......................    16,917,806       2,490,866
MetLife Mid Cap Stock Index Portfolio Class B*..............     5,140,470         918,619
Lehman Bros Aggregate Bond Index Portfolio Class B*.........    17,695,555       4,011,072
Morgan Stanley EAFE Index Portfolio Class B*................     4,916,426       1,115,658
Neuberger Berman Partners Mid Cap Value Class B**...........     2,313,434         309,948
Franklin Templeton Small Cap Growth Class B**...............     4,284,669         448,311
Lord Abbett Bond Debenture Portfolio Class B**..............     3,985,973         785,487
PIMCO Total Return Portfolio Class B**......................    17,434,498       1,247,604

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                                                               PURCHASES         SALES
                                                              ------------    ------------
PIMCO Innovation Portfolio Class B**........................  $  3,180,580    $    508,764
MFS Mid Cap Growth Portfolio Class B**......................     3,582,792         647,732
MFS Research International Portfolio Class B**..............     1,870,562         201,199
American Funds Growth Fund Class 2**........................    25,933,434       2,948,055
American Funds Growth Income Fund Class 2**.................    26,710,681       2,862,391
American Funds Global Small Capitalization Class 2**........     3,641,162         460,801

  * For the period January 22, 2001 (Commencement of Sub-Account Operations) to December 31, 2001.

 ** For the period May 1, 2001 (Commencement of Sub-Account Operations) to
    December 31, 2001.

***For the period July 1, 2001 (Commencement of Operations) to December 31,
   2001.

7. ANNUITY RESERVES. For contracts payable on or after January 1, 1998, annuity reserves are computed according to the Annuity 2000 Mortality Tables. The assumed interest rate may be 0%, 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from NELICO.

8. INCREASES (DECREASES) IN ACCUMULATION UNITS. A summary of units outstanding for variable annuity contracts for the year ended December 31, 2001:

                                               STATE STREET   STATE STREET      HARRIS       WESTPEAK
                                                 RESEARCH       RESEARCH       OAKMARK      GROWTH AND    LOOMIS SAYLES
                                               BOND INCOME    MONEY MARKET   MIDCAP VALUE     INCOME        SMALL CAP
                                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                               ------------   ------------   ------------   -----------   -------------
Units Outstanding 12/31/00...................   26,738,998     34,752,625     27,369,211    70,345,992      66,264,975
Units Purchased..............................   14,330,050     64,138,140     30,564,403     8,763,438      11,588,343
Units Redeemed...............................   (7,469,553)   (45,740,839)    (9,398,957)   (17,355,170)   (18,314,821)
                                                ----------    -----------     ----------    -----------    -----------
Units Outstanding 12/31/01...................   33,599,495     53,149,926     48,534,647    61,754,260      59,538,497
                                                ==========    ===========     ==========    ===========    ===========


                                               SALOMON BROTHERS
                                               U.S. GOVERNMENT     BALANCED
                                                 SUB-ACCOUNT      SUB-ACCOUNT
                                               ----------------   -----------
Units Outstanding 12/31/00...................     28,212,304       61,207,032
Units Purchased..............................     24,818,557       15,758,853
Units Redeemed...............................     (9,765,265)     (16,172,947)
                                                  ----------      -----------
Units Outstanding 12/31/01...................     43,265,596       60,792,938
                                                  ==========      ===========

                                                  DAVIS      SALOMON BROTHERS                            MFS            PUTNAM
                                ALGER EQUITY     VENTURE      STRATEGIC BOND          MFS              RESEARCH        LARGE CAP
                                   GROWTH         VALUE       OPPORTUNITIES     INVESTORS SERIES       MANAGER          GROWTH
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                ------------   -----------   ----------------   ----------------   ----------------   -----------
Units Outstanding 12/31/00....  118,611,204    118,784,788      42,019,046         14,955,447         36,163,045       15,757,750
Units Purchased...............   23,275,804    30,204,506       12,547,419         26,842,227         12,143,047       78,373,893
Units Redeemed................  (32,058,835)   (27,133,833)     (9,591,337)       (23,026,196)       (16,751,309)     (65,587,378)
                                -----------    -----------      ----------        -----------        -----------      -----------
Units Outstanding 12/31/01....  109,828,173    121,855,461      44,975,128         18,771,478         31,554,783       28,544,265
                                ===========    ===========      ==========        ===========        ===========      ===========

                                                                                                                        LEHMAN
                                                                                                                       BROTHERS
                                   PUTNAM                                                   METLIFE       MORGAN       AGGREGATE
                                INTERNATIONAL      JANUS        RUSSELL       METLIFE       MID CAP       STANLEY        BOND
                                    STOCK         MID CAP     2000 INDEX    STOCK INDEX   STOCK INDEX   EAFE INDEX       INDEX
                                 SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                -------------   -----------   -----------   -----------   -----------   -----------   -----------
Units Outstanding 12/31/00....    58,500,680            --            --            --            --            --            --
Units Purchased...............    54,103,903     8,520,828     6,276,796     4,798,937     8,630,676     5,500,743    15,555,765
Units Redeemed................   (53,695,549)   (2,130,243)   (1,140,399)     (784,700)   (4,396,302)   (1,132,821)   (3,192,081)
                                 -----------    ----------    ----------     ---------    ----------    ----------    ----------
Units Outstanding 12/31/01....    58,910,034     6,390,585     5,136,397     4,014,237     4,234,374     4,167,922    12,363,684
                                 ===========    ==========    ==========     =========    ==========    ==========    ==========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                                     STATE STREET
                                       RESEARCH
                                        AURORA                    NEUBERGER BERMAN   FRANKLIN TEMPLETON     STATE STREET
                                      SMALL CAP        JANUS      PARTNERS MID CAP       SMALL CAP            RESEARCH
                                        VALUE         GROWTH           VALUE               GROWTH         INVESTMENT TRUST
                                     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                     ------------   -----------   ----------------   ------------------   ----------------
Units Outstanding 12/31/00.........           --            --              --                  --                 --
Units Purchased....................   30,518,848     3,908,061       1,559,968           4,994,888            444,478
Units Redeemed.....................   (5,164,208)     (287,680)       (198,496)           (491,153)           (32,317)
                                      ----------     ---------       ---------           ---------            -------
Units Outstanding 12/31/01.........   25,354,640     3,620,381       1,361,472           4,503,735            412,161
                                      ==========     =========       =========           =========            =======


                                      LORD ABBETT        PIMCO
                                     BOND DEBENTURE   TOTAL RETURN
                                      SUB-ACCOUNT     SUB-ACCOUNT
                                     --------------   ------------
Units Outstanding 12/31/00.........           --               --
Units Purchased....................    2,700,809       16,303,773
Units Redeemed.....................     (335,837)        (798,517)
                                       ---------       ----------
Units Outstanding 12/31/01.........    2,364,972       15,505,256
                                       =========       ==========

                                              PIMCO      MFS MID CAP   MFS RESEARCH    AMERICAN FUNDS   AMERICAN FUNDS
                                           INNOVATION      GROWTH      INTERNATIONAL       GROWTH       GROWTH & INCOME
                                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                           -----------   -----------   -------------   --------------   ---------------
Units Outstanding 12/31/00...............          --            --             --              --                --
Units Purchased..........................   4,896,624     4,098,757      2,102,904       2,430,001         3,386,457
Units Redeemed...........................    (933,700)     (404,101)      (183,536)       (295,625)         (393,957)
                                            ---------     ---------      ---------       ---------         ---------
Units Outstanding 12/31/01...............   3,962,924     3,694,656      1,919,368       2,134,376         2,992,500
                                            =========     =========      =========       =========         =========

                                           AMERICAN FUNDS
                                            GLOBAL SMALL
                                           CAPITALIZATION
                                            SUB-ACCOUNT
                                           --------------
Units Outstanding 12/31/00...............           --
Units Purchased..........................    2,887,062
Units Redeemed...........................     (325,299)
                                             ---------
Units Outstanding 12/31/01...............    2,561,763
                                             =========

9. UNIT VALUES. A summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying funds, for the period ended December 31, 2001 or lesser time period if applicable.

                                               STATE STREET      STATE STREET        HARRIS          WESTPEAK
                                                 RESEARCH          RESEARCH         OAKMARK         GROWTH AND      LOOMIS SAYLES
                                               BOND INCOME       MONEY MARKET     MIDCAP VALUE        INCOME          SMALL CAP
                                               SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                             ----------------   --------------   --------------   --------------   ---------------
Units 2001.................................       33,599,495       53,149,926        48,534,647       61,754,260        59,538,497
Unit Value.................................     3.46 to 4.15     1.96 to 2.35      2.47 to 2.69     2.22 to 2.41      2.13 to 2.29
Net Assets (In thousands)..................          138,063          123,089           129,180          147,774           135,409
Investment Income Ratio to Average Net
 Assets(1).................................              8.0%             3.6%              0.5%             0.9%              7.3%
Expenses as a percent of Average Net
 Assets(2).................................    1.15% to 1.85%   1.15% to 1.85%    1.15% to 1.85%   1.15% to 1.86%    1.15% to 1.85%
Total Return(3)............................          3% to 7%         0% to 3%         4% to 26%      -9% to -15%       -5% to -10%


                                             SALOMON BROTHERS
                                             U.S. GOVERNMENT       BALANCED
                                               SUB-ACCOUNT       SUB-ACCOUNT
                                             ----------------   --------------
Units 2001.................................       43,265,596        60,792,938
Unit Value.................................     1.41 to 1.50      1.40 to 1.50
Net Assets (In thousands)..................           64,481            90,522
Investment Income Ratio to Average Net
 Assets(1).................................              5.7%              4.1%
Expenses as a percent of Average Net
 Assets(2).................................    1.15% to 1.85%    1.15% to 1.85%
Total Return(3)............................          3% to 5%        -2% to -6%

                                                                                            SALOMON BROTHERS
                                                           ALGER EQUITY    DAVIS VENTURE     STRATEGIC BOND          MFS
                                                              GROWTH           VALUE         OPPORTUNITIES     INVESTORS SERIES
                                                           SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                          --------------   --------------   ----------------   ----------------
Units 2001..............................................     109,828,173     121,855,461         44,975,128         18,771,478
Unit Value..............................................    2.60 to 2.78    2.52 to 2.69       1.51 to 1.62       0.81 to 0.84
Net Assets (In thousands)...............................         303,228         325,852             72,204             15,612
Investment raceme Ratio to Average Net Assets(1)........             6.1%           10.4%               8.1%               0.4%
Expenses as a percent of Average Net Assets(2)..........   1.15% to 1.85%  1.15% to 1.85%     1.15% to 1.85%     1.15% to 1.85%
Total Return(3).........................................      -9% to -13%     -5% to -12%           2% to 5%        -7% to -17%

                                                               MFS              PUTNAM
                                                             RESEARCH         LARGE CAP
                                                             MANAGER            GROWTH
                                                           SUB-ACCOUNT       SUB-ACCOUNT
                                                          --------------   ----------------
Units 2001..............................................      31,554,783        28,544,265
Unit Value..............................................    0.86 to 0.88              0.49
Net Assets (In thousands)...............................          27,740            14,078
Investment raceme Ratio to Average Net Assets(1)........             1.0%              0.0%
Expenses as a percent of Average Net Assets(2)..........   1.15% to 1.85%    1.15% to 1.85%
Total Return(3).........................................     -10% to -22%      -14% to -31%

                                                     PUTNAM                                                          METLIFE
                                                  INTERNATIONAL       JANUS          RUSSELL         METLIFE         MID CAP
                                                      STOCK          MID CAP       2000 INDEX      STOCK INDEX     STOCK INDEX
                                                   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                  -------------   -------------   -------------   -------------   -------------
Units 2001......................................    58,910,034        6,390,585       5,136,397       4,014,237       4,234,374
Unit value......................................  1.06 to 1.18     1.50 to 1.57    1.16 to 1.19    3.23 to 3.61    1.02 to 1.03
Net Assets (In thousands).......................        68,676            9,896           6,037          14,055           4,326
Investment Income Ratio to Average Net
 Assets(1)......................................           3.7%             0.0%            0.1%            0.7%            0.2%
Expenses as a percent of Average Net
 Assets(2)......................................  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%
Total Return(3).................................    -9% to -22%     -17% to -40%      -1% to -3%     -7% to -15%      -1% to -2%

                                                                   LEHMAN BROTHERS
                                                  MORGAN STANLEY   AGGREGATE BOND
                                                    EAFE INDEX          INDEX
                                                   SUB-ACCOUNT       SUB-ACCOUNT
                                                  --------------   ---------------
Units 2001......................................      4,167,922        12,363,684
Unit value......................................   0.83 to 0.86      1.10 to 1.14
Net Assets (In thousands).......................          3,547            13,956
Investment Income Ratio to Average Net
 Assets(1)......................................            0.2%              0.7%
Expenses as a percent of Average Net
 Assets(2)......................................  1.15% to 1.85%    1.15% to 1.85%
Total Return(3).................................    -10% to -23%          3% to 5%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                                       STATE STREET
                                         RESEARCH                       NEUBERGER BERMAN   FRANKLIN TEMPLETON     STATE STREET
                                          AURORA            JANUS       PARTNERS MID CAP       SMALL CAP            RESEARCH
                                      SMALL CAP VALUE      GROWTH            VALUE               GROWTH         INVESTMENT TRUST
                                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                      ---------------   -------------   ----------------   ------------------   ----------------
Units 2001..........................      25,354,640        3,620,381        1,361,472           4,503,735             412,161
Unit Value..........................    1.38 to 1.40     0.77 to 0.78     1.47 to 1.51                0.88        5.68 to 6.77
Net Assets (In thousands)...........          35,487            2,804            2,042               3,961               2,640
Investment Income Ratio to Average
 Net Assets(1)......................             0.3%             0.0%             0.0%                0.0%                0.0%
Expenses as a percent of Average Net
 Assets(2)..........................   1.15% to 1.85%   1.15% to 1.85%   1.15% to 1.85%      1.15% to 1.88%      1.15% to 1.85%
Total Return(3).....................      -2% to 14%     -18% to -23%       -3% to -4%         -8% to -12%         -9% to -12%


                                       LORD ABBETT         PIMCO
                                      BOND DEBENTURE   TOTAL RETURN
                                       SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------   -------------
Units 2001..........................      2,364,972       15,505,256
Unit Value..........................   1.32 to 1.39             1.07
Net Assets (In thousands)...........          3,236           16,337
Investment Income Ratio to Average
 Net Assets(1)......................            2.0%             1.6%
Expenses as a percent of Average Net
 Assets(2)..........................  1.15% to 1.85%   1.15% to 1.85%
Total Return(3).....................      -1% to 1%         6% to 7%

                                                                                                  AMERICAN FUNDS   AMERICAN FUNDS
                                  PIMCO        MFS MID CAP     MFS RESEARCH     AMERICAN FUNDS       GROWTH &       GLOBAL SMALL
                               INNOVATION        GROWTH        INTERNATIONAL        GROWTH            INCOME       CAPITALIZATION
                               SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                              -------------   -------------   ---------------   ---------------   --------------   --------------
Units 2001..................     3,962,924       3,694,656         1,919,368         2,134,376        2,992,500         2,561,763
Unit Value..................          0.61    0.82 to 0.83      0.84 to 0.85     9.67 to 11.48     7.20 to 8.54      1.31 to 1.35
Net Assets (In thousands)...         2,414           3,069             1,659            23,354           24,355             3,437
Investment Income Ratio to
 Average Net Assets(1)......           0.0%            0.0%              0.0%              5.6%             2.5%              0.9%
Expenses as a percent of
 Average Net Assets(2)......  1.15% to 1.85%  1.15% to 1.85%   1.15% to 1.85%    1.40% to 2.10%   1.40% to 2.10%    1.40% to 2.10%
Total Return(3).............   -19% to -26%    -11% to -16%       -8% to -13%      -12% to -15%       -3% to -4%        -8% to -9%

---------------
(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net asset. These ratios excluded those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit value. Charges made directly to contract owner account through the redemption of units and expense of the underlying fund are excluded.
(3)These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return calculated for the period indicated or from the effective date through the end of the reporting period.

NEW ENGLAND LIFE INSURANCE COMPANY
 INDEPENDENT AUDITORS' REPORT

New England Life Insurance Company:

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income and comprehensive income, equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2002

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2001 AND 2000
(DOLLARS IN MILLIONS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               2001      2000
                                                              ------    ------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value........  $  344    $  245
  Equity securities, at fair value..........................      27        24
  Policy loans..............................................     262       234
  Other limited partnership interests.......................      20        13
  Short-term investments....................................      --        10
                                                              ------    ------
        Total investments...................................     653       526
Cash and cash equivalents...................................     222       114
Accrued investment income...................................      19        20
Premiums and other receivables..............................     133       121
Deferred policy acquisition costs...........................   1,185     1,021
Other assets................................................     113       110
Separate account assets.....................................   5,725     5,651
                                                              ------    ------
        TOTAL ASSETS........................................  $8,050    $7,563
                                                              ======    ======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Future policy benefits......................................  $  245    $  190
Policyholder account balances...............................     661       412
Other policyholder funds....................................     296       249
Policyholder dividends payable..............................       2         2
Current income taxes payable................................      --         3
Deferred income taxes payable...............................      68        20
Other liabilities...........................................     115       179
Separate account liabilities................................   5,725     5,651
                                                              ------    ------
        TOTAL LIABILITIES...................................   7,112     6,706
                                                              ------    ------
Commitments and contingencies (Notes 6 and 8)
STOCKHOLDER'S EQUITY:
Common stock, par value $125.00 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding..........       3         3
Preferred stock, no par value;1,000,000 shares authorized;
  200,000 issued and outstanding............................      --        --
Additional paid-in capital..................................     647       647
Retained earnings...........................................     284       216
Accumulated other comprehensive income (loss)...............       4        (9)
                                                              ------    ------
        TOTAL STOCKHOLDER'S EQUITY..........................     938       857
                                                              ------    ------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..................  $8,050    $7,563
                                                              ======    ======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(DOLLARS IN MILLIONS)

                                                              2001    2000    1999
                                                              ----    ----    ----
REVENUES
Premiums....................................................  $117    $125    $124
Universal life and investment-type product policy fees......   351     272     241
Net investment income.......................................    44      63      68
Other revenues..............................................   221     283     215
Net investment (losses) gains...............................    (1)    (28)      3
                                                              ----    ----    ----
        TOTAL REVENUES......................................   732     715     651
                                                              ----    ----    ----
EXPENSES
Policyholder benefits and claims............................   104     150     193
Interest credited to policyholder account balances..........    24      20      11
Policyholder dividends......................................     3      18      21
Other expenses..............................................   483     490     351
                                                              ----    ----    ----
        TOTAL EXPENSES......................................   614     678     576
                                                              ----    ----    ----
Income before provision for income taxes....................   118      37      75
Provision for income taxes..................................    42      25      29
                                                              ----    ----    ----
NET INCOME..................................................  $ 76    $ 12    $ 46
                                                              ====    ====    ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(DOLLARS IN MILLIONS)

                                                                                         ACCUMULATED
                                                             ADDITIONAL                     OTHER
                                                   COMMON      PAID-IN      RETAINED    COMPREHENSIVE
                                                   STOCK       CAPITAL      EARNINGS    INCOME (LOSS)    TOTAL
                                                   ------    -----------    --------    -------------    -----
BALANCE AT JANUARY 1, 1999.......................    $3         $647          $178          $ 17         $845
  Dividends on preferred stock...................                               (9)                        (9)
  Comprehensive income:
    Net income...................................                               46                         46
    Other comprehensive loss:
      Unrealized investment losses, net of
        related offsets, reclassification
        adjustments and income taxes.............                                            (28)         (28)
                                                                                                         ----
  Comprehensive income...........................                                                          18
                                                     --         ----          ----          ----         ----
BALANCE AT DECEMBER 31, 1999.....................     3          647           215           (11)         854
  Dividends on preferred stock...................                              (11)                       (11)
  Comprehensive income:
    Net income...................................                               12                         12
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes.............................                                              2            2
                                                                                                         ----
  Comprehensive income...........................                                                          14
                                                     --         ----          ----          ----         ----
BALANCE AT DECEMBER 31, 2000.....................     3          647           216            (9)         857
  Dividends on preferred stock...................                               (8)                        (8)
  Comprehensive income:
    Net income...................................                               76                         76
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes.............................                                             13           13
                                                                                                         ----
  Comprehensive income...........................                                                          89
                                                     --         ----          ----          ----         ----
BALANCE AT DECEMBER 31, 2001.....................    $3         $647          $284          $  4         $938
                                                     ==         ====          ====          ====         ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(DOLLARS IN MILLIONS)

                                                               2001      2000     1999
                                                              -------   -------   -----
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $    76   $    12   $  46
  Adjustments to reconcile net income to net cash used in
    operating activities:
    Depreciation and amortization expenses..................       10        13      14
    Gains (losses) from sale of investments and business,
     net....................................................        1        28      (3)
    Interest credited to policyholder account balances......       24        20      11
    Universal life and investment-type product policy
     fees...................................................     (351)     (272)   (241)
    Change in accrued investment income.....................        1        10      (8)
    Change in premiums and other receivables................      (12)       (2)     25
    Change in deferred policy acquisition costs, net........     (153)     (113)   (186)
    Change in insurance-related liabilities.................      102      (420)    113
    Change in income taxes payable..........................       40       (11)    (27)
    Change in other liabilities.............................      (64)       26      58
  Other, net................................................      (13)       18      19
                                                              -------   -------   -----
Net cash used in operating activities.......................     (339)     (691)   (179)
                                                              -------   -------   -----
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities........................................      135       587     114
    Equity securities.......................................       --        35       2
  Purchases of:
    Fixed maturities........................................     (226)      (87)   (158)
    Equity securities.......................................       (5)       (9)    (10)
    Real estate and real estate joint ventures..............       --        --      (3)
  Net change in short-term investments......................       10        53     (10)
  Net change in policy loans................................      (28)      (52)    (46)
  Losses from sale of business, net.........................       --       (54)     --
  Other, net................................................       (7)       (3)     24
                                                              -------   -------   -----
Net cash (used in) provided by investing activities.........     (121)      470     (87)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................    2,245     1,872     518
    Withdrawals.............................................   (1,669)   (1,532)   (222)
  Financial reinsurance receivables.........................       --        --      33
  Long-term debt repaid.....................................       --       (77)    (13)
  Dividends on preferred stock..............................       (8)      (11)     (9)
                                                              -------   -------   -----
Net cash provided by financing activities...................      568       252     307
Change in cash and cash equivalents.........................      108        30      41
Cash and cash equivalents, beginning of year................      114        84      43
                                                              -------   -------   -----
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $   222   $   114   $  84
                                                              =======   =======   =====
Supplemental disclosures of cash flow information:
  Cash paid during the year for:
    Interest................................................  $     2   $     7   $  --
                                                              =======   =======   =====
    Income taxes............................................  $     7   $    22   $  30
                                                              =======   =======   =====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

New England Life Insurance Company and its subsidiaries (the "Company" or "NELICO") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, fixed annuity contracts, pension products, as well as, group life, medical, and disability coverage. The Company also administers certain business activities for Metropolitan Life.

The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: New England Pension and Annuity Company ("NEPA") and Newbury Insurance Company, Limited ("Newbury") for insurance operations and, through New England Life Holdings, Inc. (a holding company for non-insurance operations) New England Securities Corporation ("NES"), MetLife Advisers LLC ("Advisers"), and NL Holding Corporation ("NL Holding") and its wholly owned subsidiaries Nathan and Lewis Securities, Inc., Nathan and Lewis Associates, Inc. On November 5, 1999 New England Financial Distributors ("NEFD"), a Limited Liability Corporation, was formed in which NELICO owns a majority interest. On October 31, 2000 Exeter Reassurance Co., Ltd, a Bermuda Corporation was sold to MetLife, Inc. the ultimate parent company of NELICO. The principal business activities of the subsidiaries are disclosed below.

NEPA was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act of 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 2000, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

NES, a National Association of Securities Dealers ("NASD") registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission ("SEC"), and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

Advisers, which changed its name from New England Investment Management LLC in May 2001, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. Advisers was organized to serve as an investment adviser to certain series of the New England Zenith Fund and certain other Metropolitan Life funds. Prior to March 2000, Advisers was named TNE Advisers, Inc.

NL Holding engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a NASD registered broker/dealer. Nathan & Lewis Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

NEFD, was incorporated in Delaware on November 5, 1999. NEFD is licensed as an insurance agency to facilitate the distribution of insurance and other financial products, including securities.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

BASIS OF PRESENTATION

The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries, and other limited partnerships in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated.

The Company uses the equity method to account for its investments in other limited partnership interests in which it does not have a controlling interest, but has more than a minimal interest.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2001 presentation.

INVESTMENTS

The Company's principal investments are in fixed maturities and policy loans, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income and impairments, determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions that could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of accumulated other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as realized losses on investments. Realized gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

Policy loans are stated at unpaid principal balances.

Short-term investments are stated at amortized cost, which approximates fair value.

Other invested assets are reported at their estimated fair value.

CASH AND CASH EQUIVALENTS

The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from four to seven years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $54 million and $53 million at December 31, 2001 and 2000, respectively. Related depreciation and amortization expense was $1 million, $9 million and $12 million for the years ended December 31, 2001, 2000 and 1999, respectively.

Computer Software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as, internal and external costs incurred to develop internal-use computer software during the application development stage are capitalized. Such costs are amortized over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $10 million and $1 million at December 31, 2001 and 2000, respectively. Related amortization expense was $8 million, and $2 million for the years ended December 31, 2001, and 2000, respectfully.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

Deferred policy acquisition costs for non-medical health policies are amortized over the estimated life of the policy in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur.

Information regarding deferred policy acquisition costs is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2001      2000     1999
                                                              ------    ------    ----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $1,021    $  931    $711
Capitalization of policy acquisition costs..................     216       223     217
                                                              ------    ------    ----
    Total...................................................   1,237     1,154     928
                                                              ------    ------    ----
Amortization allocated to:
  Net realized investment gains (losses)....................      --         1      (1)
  Unrealized investment (losses) gains......................     (11)       23     (33)
  Other expenses............................................      63       109      31
                                                              ------    ------    ----
    Total amortization......................................      52       133      (3)
                                                              ------    ------    ----
Balance at December 31......................................  $1,185    $1,021    $931
                                                              ======    ======    ====

Amortization of deferred policy acquisition costs is allocated to: (1) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized and (3) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Investment gains and losses that relate to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

GOODWILL

The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over 10 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Net balance at January 1....................................    $17       $19       $21
Amortization................................................     (2)       (2)       (2)
                                                                ---       ---       ---
Net balance at December 31..................................    $15       $17       $19
                                                                ===       ===       ===

                                                              DECEMBER 31,
                                                              ------------
                                                              2001    2000
                                                              ----    ----
                                                              (DOLLARS IN
                                                               MILLIONS)
Accumulated amortization....................................   $8      $6
                                                               ==      ==

FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disabled lives. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 4% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liability range from 4% to 7%.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rates used in establishing such liability range from 4% to 7%.

Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 4% to 8%, less expense and mortality charges and withdrawals.

The liability for unpaid claims represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

DIVIDENDS TO POLICYHOLDERS

Dividends to policyholders are determined annually by the board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

PARTICIPATING BUSINESS

Participating business represented approximately 3% of the Company's life insurance in force, and 9% of the number of life insurance policies in force at December 31, 2001 and 2000. Participating policies represented approximately 52% and 67%, 55% and 65% and 57% and 62% of gross and net life insurance premiums for the years ended December 31, 2001, 2000 and 1999, respectively.

INCOME TAXES

NELICO and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the Internal Revenue Code. Non-includable subsidiaries file either separate or separate consolidated tax returns. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

REINSURANCE

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

SEPARATE ACCOUNTS

Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to general account claims, only to the extent the value of such assets exceeds the Separate Account liabilities. Investments held in the Separate Accounts (stated at estimated fair market value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts, investment income, and realized and unrealized gains and losses on the investments of the Separate Account accrue directly to contract holders and, accordingly, are not reflected in the Company's financial statements. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment to FASB Statement No. 133 ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, had no impact to either net income or comprehensive income, as the Company has not entered into any derivative contracts.

Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's consolidated financial statements.

Effective January 1, 2000, the Company adopted Statement of Position 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS No. 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $2 million for the years ended December 31, 2001, 2000 and 1999. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing a preliminary estimate of the impact of the adoption of SFAS 142 but has not yet finalized the effect, if any, on its consolidated financial statements. The Company has determined that there will be no significant reclassifications between goodwill and other intangible asset balances and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the first step of the impairment test, the comparison of the reporting units' fair value to carrying value, by June 30, 2002 and, if necessary, will complete the second step, the estimate of goodwill impairment, by December 31, 2002.

Effective October 1, 2000, the Company adopted Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying generally accepted accounting principals to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

2. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

Fixed maturities and equity securities at December 31, 2001 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed maturities:
  U.S. Treasury Securities and obligations of U.S.
    Government corporations and agencies....................    $ 21        $1      $--       $ 22
  Foreign governments.......................................       2        --      --           2
  Corporate.................................................     181         6       3         184
  Mortgage- and asset-backed securities.....................      86        --      --          86
  Other.....................................................      50         1       1          50
                                                                ----        --      --        ----
    Total fixed maturities..................................    $340        $8      $4        $344
                                                                ====        ==      ==        ====
Equity securities:
  Common stocks.............................................    $ 30        $--     $3        $ 27
                                                                ----        --      --        ----
    Total equity securities.................................    $ 30        $--     $3        $ 27
                                                                ====        ==      ==        ====

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed maturities:
  U.S. Treasury Securities and obligations of U.S.
    Government corporations and agencies....................    $ 28        $--     $--       $ 28
  Foreign governments.......................................      26        --       1          25
  Corporate.................................................     171         2       6         167
  Mortgage- and asset-backed securities.....................      25         1       1          25
                                                                ----        --      --        ----
    Total fixed maturities..................................    $250        $3      $8        $245
                                                                ====        ==      ==        ====
Equity securities:
  Common stocks.............................................    $ 26        $2      $4        $ 24
                                                                ----        --      --        ----
    Total equity securities.................................    $ 26        $2      $4        $ 24
                                                                ====        ==      ==        ====

The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date are shown below:

                                                               COST OR
                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
                                                               (DOLLARS IN MILLIONS)
Due in one year or less.....................................    $ 19          $ 19
Due after one year through five years.......................      76            79
Due after five years through ten years......................     107           108
Due after ten years.........................................      52            52
                                                                ----          ----
    Total...................................................     254           258
Mortgage- and asset-backed securities.......................      86            86
                                                                ----          ----
    Total fixed maturities..................................    $340          $344
                                                                ====          ====

Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sale of securities classified available-for-sale as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2001      2000      1999
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Proceeds....................................................  $127      $119      $67
Gross realized gains........................................     2         1        2
Gross realized losses.......................................     2         1        1

Gross investment losses above exclude write-downs of $1 million recorded during 2001 for other than temporarily impaired available-for-sale securities of $1 million. There were no write-downs recorded for the years ended December 31, 2000 and 1999.

Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at December 31, 2001 and 2000.

NET INVESTMENT INCOME

The components of net investment income were as follows:

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                              2001      2000      1999
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $23       $48       $54
Equity securities...........................................    1         2        14
Real estate and real estate joint ventures..................   --        --         1
Policy loans................................................   14        12         9
Other limited partnership interests.........................    5         2        (3)
Cash, cash equivalents and short-term investments...........   --        --         3
Other.......................................................    2         4        (4)
                                                              ---       ---       ---
    Total...................................................   45        68        74
Less: Investment expenses...................................    1         5         6
                                                              ---       ---       ---
    Net investment income...................................  $44       $63       $68
                                                              ===       ===       ===

NET INVESTMENT (LOSSES) GAINS

Net investment (losses) gains were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2001      2000      1999
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $--       $--       $ 1
Equity securities...........................................   --       (28)       --
Other.......................................................   (1)       (1)        3
                                                              ---       ----      ---
    Total...................................................   (1)      (29)        4
Amounts allocable to deferred policy costs..................   --         1        (1)
                                                              ---       ----      ---
    Net investment (losses) gains...........................  $(1)      $(28)     $ 3
                                                              ===       ====      ===

Investment (losses) gains have been reduced by deferred policy acquisition costs amortization to the extent that such amortization results from realized investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

NET UNREALIZED INVESTMENT GAINS (LOSSES)

The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2001      2000      1999
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................   $4       $(5)      $(35)
Equity securities...........................................   (3)       (2)         3
Other invested assets.......................................   (2)       --         --
                                                               --       ---       ----
    Total...................................................   (1)       (7)       (32)
                                                               --       ---       ----
Amounts allocable to
    Deferred policy acquisition costs.......................    5        (6)        17
Deferred income taxes.......................................   --         4          4
                                                               --       ---       ----
    Total...................................................    5        (2)        21
                                                               --       ---       ----
    Net unrealized investment gains (losses)................   $4       $(9)      $(11)
                                                               ==       ===       ====

The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2001      2000      1999
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $(9)      $(11)     $ 17
Unrealized gains (losses) during the year...................    6        25        (74)
Unrealized gains (losses) relating to
    Deferred policy acquisition costs.......................   11       (23)        33
Deferred income taxes.......................................   (4)       --         13
                                                              ---       ----      ----
Balance at December 31......................................  $ 4       $(9)      $(11)
                                                              ===       ====      ====
Net change in unrealized investment gains (losses)..........  $13       $ 2       $(28)
                                                              ===       ====      ====

3. FAIR VALUE INFORMATION

The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Amounts related to the Company's financial instruments were as follows:

                                                              CARRYING    ESTIMATED
                                                               VALUE      FAIR VALUE
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
DECEMBER 31, 2001
Assets:
  Fixed maturities..........................................    $344         $344
  Equity securities.........................................      27           27
  Policy loans..............................................     262          262
  Cash and cash equivalents.................................     222          222
Liabilities:
  Policyholder account balances.............................     228          222

                                                              CARRYING    ESTIMATED
                                                               VALUE      FAIR VALUE
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
DECEMBER 31, 2000
Assets:
  Fixed maturities..........................................    $245         $245
  Equity securities.........................................      24           24
  Policy loans..............................................     234          234
  Short-term investments....................................      10           10
  Cash and cash equivalents.................................     114          114
Liabilities:
  Policyholder account balances.............................     101           99

The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

POLICY LOANS

The carrying value of policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

4. EMPLOYEE BENEFIT PLANS

Effective January 1, 2001, the Company's employees became employees of Metropolitan Life and in connection with this transition the New England Life Insurance Company Retirement Plan and Trust ("NEF Retirement Plan") merged into the Metropolitan Life Retirement Plan for United States Employees ("Retirement Plan") and the New England 401K Plan and Trust ("NEF 401k Plan") merged into the Savings and Investment Plan for Employees of Metropolitan Life and Participating Affiliates ("SIP"). Retirement benefits are based primarily on years of service and the employee's average salary.

                                                                         DECEMBER 31,
                                                              -----------------------------------
                                                              PENSION BENEFITS     OTHER BENEFITS
                                                              -----------------    --------------
                                                               2001       2000     2001     2000
                                                              -------    ------    -----    -----
                                                                     (DOLLARS IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $ 286      $254     $ 45     $ 47
  Service cost..............................................      --         7       --        1
  Interest cost.............................................      --        20        1        3
  Actuarial losses (gains)..................................      --        13       (1)      (2)
  Transfers out of controlled group.........................    (286)       --      (31)      --
  Benefits paid.............................................      --        (8)      (1)      (4)
                                                               -----      ----     ----     ----
Projected benefit obligation at end of year.................      --       286       13       45
                                                               -----      ----     ----     ----
Change in plan assets:
Contract value of plan assets at beginning of year..........     213       210       --       --
  Actuarial return on plan assets...........................      --         6       --       --
  Employer and participant contribution.....................      --         5       --       --
  Transfers out of controlled group.........................    (213)       --       --       --
  Benefits paid.............................................      --        (8)      --       --
                                                               -----      ----     ----     ----
Contract value of plan assets at end of year................      --       213       --       --
Under funded................................................      --       (73)     (13)     (45)
                                                               -----      ----     ----     ----
Unrecognized net actuarial losses (gains)...................      --        32      (18)     (21)
Unrecognized prior service cost.............................      --        15       --       --
                                                               -----      ----     ----     ----
Accrued benefit cost........................................   $  --      $(26)    $(31)    $(66)
                                                               =====      ====     ====     ====
Accrued liability pension cost..............................   $  --      $ (3)
Non-qualified plan accrued pension cost.....................      --       (23)
                                                               -----      ----
Accrued Liability...........................................   $  --      $(26)
                                                               =====      ====

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                                   NON-QUALIFIED
                                                QUALIFIED PLAN          PLAN             TOTAL
                                                ---------------    --------------    -------------
                                                2001      2000     2001     2000     2001    2000
                                                -----    ------    -----    -----    ----    -----
                                                              (DOLLARS IN MILLIONS)
Aggregate projected benefit obligation........   $--     $(245)     $--     $(41)     $--    $(286)
Aggregate contract value of plan assets
  (principally Company contracts).............   --        213      --        --      --       213
                                                 --      -----      --      ----      --     -----
Under funded..................................   $--     $ (32)     $--     $(41)     $--    $ (73)
                                                 ==      =====      ==      ====      ==     =====

The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              ----------------    --------------
                                                               2001      2000     2001     2000
                                                              ------    ------    -----    -----
                                                                    (DOLLARS IN MILLIONS)
Weighted average assumptions at December 31,
Discount rate...............................................    N/A      7.75%    7.40%    7.50%
Expected rate of return on plan assets......................    N/A      9.00%     N/A      N/A
Rate of compensation increase...............................    N/A      5.50%     N/A      N/A

The assumed health care cost trend rate used in measuring the accumulated non-pension post-retirement benefit obligation was generally 9.5% in 2001, gradually decreasing to 5% in 2010 and generally 7% in 2000, gradually decreasing to 5% over five years.

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have no material effect on the health care plans.

The components of periodic benefit costs were as follows:

                                       PENSION BENEFITS         OTHER BENEFITS
                                     --------------------    --------------------
                                     2001    2000    1999    2001    2000    1999
                                     ----    ----    ----    ----    ----    ----
                                                (DOLLARS IN MILLIONS)
Service cost.......................  --        7       8      --       1       1
Interest cost......................  --       20      18       1       3       3
Expected return on plan assets.....  --      (19)    (15)     --      --      --
Amortization of prior actuarial
  gains............................  --        1       1      (1)     (1)     (1)
                                      --     ---     ---      --      --      --
Net periodic benefit cost..........  --        9      12      --       3       3
                                      ==     ===     ===      ==      ==      ==

SAVINGS AND INVESTMENT PLANS

The Company sponsored savings and investment plans for substantially all employees under which the Company matched a portion of employee contributions. The Company contributed $2 million, for the years ended December 31, 2000 and 1999. As previously stated, the NEF 401K Plan was merged into Metropolitan Life's SIP plan effective January 1, 2001. All contributions to the SIP plan are made by Metropolitan Life.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

5. SEPARATE ACCOUNTS

Separate accounts reflect non-guaranteed separate accounts totaling $5,725 million and $5,651 million at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $48 million, $46 million and $37 million for the years ended December 31, 2001, 2000 and 1999, respectively.

6. COMMITMENTS AND CONTINGENCIES

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of less than one million in 2001, 2000, and 1999.

Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

7. INCOME TAXES

The provision for income tax expense in the consolidated statements of income is shown below:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Current:
  Federal...................................................    $(2)     $ 36       $21
                                                                ---      ----       ---
                                                                 (2)       36        21
                                                                ---      ----       ---
Deferred:
  Federal...................................................     44       (12)        8
  State and local...........................................     --         1        --
                                                                ---      ----       ---
                                                                 44       (11)        8
                                                                ---      ----       ---
Provision for income taxes..................................    $42      $ 25       $29
                                                                ===      ====       ===

Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes are as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Tax provision at U.S. statutory rate........................    $42       $13       $26
Tax effect of:
  Tax exempt investment income..............................     (2)       --        --
  Sale of Subsidiaries......................................     --        10        --
  Other, net................................................      2         2         3
                                                                ---       ---       ---
Provision for income taxes..................................    $42       $25       $29
                                                                ===       ===       ===

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                                   DECEMBER 31,
                                                              ----------------------
                                                                2001          2000
                                                              --------      --------
                                                              (DOLLARS IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................    $284          $283
  Tax loss carry-forwards...................................      10            10
  Net unrealized investment losses..........................      --             4
  Other.....................................................      20            11
                                                                ----          ----
                                                                 314           308
                                                                ----          ----
  Less: valuation allowance.................................      10            10
                                                                ----          ----
                                                                 304           298
                                                                ----          ----
Deferred income tax liabilities:
  Investments...............................................       6             2
  Deferred policy acquisition costs.........................     344           298
  Other.....................................................      22            18
                                                                ----          ----
                                                                 372           318
                                                                ----          ----
Net deferred tax liability..................................    $(68)         $(20)
                                                                ====          ====

8. REINSURANCE AND OTHER INSURANCE TRANSACTIONS

The Company assumes and cedes reinsurance with other insurance companies. The company continually evaluates the financial condition of its reinsurers and monitors concentration of credit risk in an effort to minimize its exposure to significant losses from reinsurer insolvencies. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The consolidated statements of income are presented net of reinsurance ceded.

The effect of reinsurance on premiums earned is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2001      2000     1999
                                                              ------    ------    -----
                                                                (DOLLARS IN MILLIONS)
Direct premiums.............................................  $ 305     $ 221     $163
Reinsurance assumed.........................................    (10)       11       58
Reinsurance ceded...........................................   (178)     (107)     (97)
                                                              -----     -----     ----
Net premiums................................................  $ 117     $ 125     $124
                                                              =====     =====     ====
Reinsurance recoveries netted against policyholder
  benefits..................................................  $ 102     $  73     $ 52
                                                              =====     =====     ====

Reinsurance recoverables, included in premiums and other receivables, were $94 million and $80 million at December 31, 2001 and 2000 respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The following provides an analysis of the activity in the liability for benefits relating to group accident and non-medical health policies and contracts:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2001      2000      1999
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
BALANCE AT JANUARY 1........................................  $ 4       $ 4       $ 2
  Reinsurance recoverables..................................   (3)       (3)       (1)
                                                              ---       ---       ---
NET BALANCE AT JANUARY 1....................................    1         1         1
                                                              ---       ---       ---
Incurred related to:
  Current year..............................................    1        --        --
                                                              ---       ---       ---
                                                                1        --        --
                                                              ---       ---       ---
NET BALANCE AT DECEMBER 31..................................    2         1         1
  Add: Reinsurance recoverables.............................    5         3         3
                                                              ---       ---       ---
BALANCE AT DECEMBER 31......................................  $ 7       $ 4       $ 4
                                                              ===       ===       ===

9. OTHER EXPENSES

Other operating costs and expenses consisted of the following:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Compensation................................................  $ 106     $  92     $  97
Commissions.................................................    224       234       195
Interest and debt issue costs...............................      2         6         5
Amortization of policy acquisition costs....................     63       109        31
Capitalization of policy acquisition costs..................   (216)     (223)     (217)
Rent, net of sublease income................................     20        48         6
Insurance taxes, licenses, and fees.........................     23        27        21
Other.......................................................    261       197       213
                                                              -----     -----     -----
  Total other expenses......................................  $ 483     $ 490     $ 351
                                                              =====     =====     =====

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

10. STATUTORY FINANCIAL INFORMATION

The reconciliation of statutory surplus and statutory net income, determined in accordance with accounting practices prescribed or permitted by the Massachusetts Department of Insurance with such amounts determined in conformity with accounting principles generally accepted in the United States of America were as follows:

                                                                   DECEMBER 31,
                                                              ----------------------
                                                                2001         2000
                                                              ---------    ---------
                                                              (DOLLARS IN MILLIONS)
Statutory capital and surplus...............................   $  364       $  353
GAAP adjustments for:
  Future policy benefits and policyholders account
    balances................................................     (325)        (338)
  Deferred policy acquisition costs.........................    1,185        1,021
  Deferred income taxes.....................................      (88)         (20)
  Valuation of investments..................................        2           (5)
  Statutory asset valuation reserves........................       12           16
  Other, net................................................     (212)        (170)
                                                               ------       ------
Stockholder's Equity........................................   $  938       $  857
                                                               ======       ======

                                                                   DECEMBER 31,
                                                              ----------------------
                                                              2001    2000     1999
                                                              ----    -----    -----
                                                              (DOLLARS IN MILLIONS)
Net change in statutory capital and surplus.................  $11     $ (11)   $ (41)
GAAP adjustment for:
  Future policy benefits and policyholders account
    balances................................................   26      (311)    (296)
  Deferred policy acquisition costs.........................  153       177      186
  Deferred income taxes.....................................  (44)       11       (8)
  Valuation of investments..................................    8       (61)      14
  Other, net................................................  (78)      207      191
                                                              ----    -----    -----
Net Income..................................................  $76     $  12    $  46
                                                              ====    =====    =====

In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification"). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, became effective January 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Commonwealth of Massachusetts Division of Insurance (the "Division") requires adoption of Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification, as modified by the Division increased the Company's statutory capital and surplus by approximately $32 million, as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory capital and surplus.

11. OTHER COMPREHENSIVE INCOME (LOSS)

The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              2001     2000     1999
                                                              -----    -----    -----
                                                               (DOLLARS IN MILLIONS)
Holding gains (losses) on investments arising during the
  year......................................................  $ 20     $ 23     $(72)
Income tax effect of holding gains or losses................    (5)      16       22
Reclassification adjustments:
  Recognized holding losses (gains) included in current year
    income..................................................   (12)      --       (3)
  Amortization of premium and discount on investments.......    (1)      --       --
  Recognized holding (losses) gains allocated to other
    policyholder amounts....................................    --       --        1
  Income tax effect.........................................     3       --        1
Allocation of holding losses (gains) on investments relating
  to other policyholder amounts.............................    11      (23)      33
Income tax effect of allocation of holding gains or losses
  to other policyholder amounts.............................    (3)     (14)     (10)
                                                              ----     ----     ----
Net unrealized investment gains (losses)....................    13        2      (28)
                                                              ----     ----     ----
Other comprehensive income (loss)...........................  $ 13     $  2     $(28)
                                                              ====     ====     ====

12. RELATED PARTY TRANSACTIONS

Effective 2001, Metropolitan Life and the Company entered into a Master Service Agreement for Metropolitan Life to provide all administrative, accounting, legal and similar services to the Company. This Agreement replaced the former Administrative Services Agreement ("ASA") under which the Company provided such services for certain Metropolitan Life life insurance and annuity contracts defined in the ASA. Metropolitan Life charged the Company $73 million for administrative services in 2001. The Company charged Metropolitan Life $164 million and $161 million for administrative services for 2000 and 1999, respectively. In addition, $61 million and $9 million for 2000 and 1999, respectively, were charged to Metropolitan Life by the Company for other miscellaneous services. These services were charged based upon direct costs incurred. Service fees charged to Metropolitan Life were recorded by NELICO as a reduction in operating expenses. Management believes intercompany expenses are calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company has preferred stock outstanding of $200 million owned by MetLife Credit Corporation. The Company paid $8 million, $11 million and $9 million of dividends on the preferred stock in 2001, 2000 and 1999, respectively.

During 1998 the Company acquired NL Holding and entered into employment agreements with key individuals of NL Holding. The Company paid $5 million in 2001, made no payments in 2000 and paid $3 million in 1999 under these agreements, which expired in 2001.

Commissions earned by NES from sales of New England Funds ("NEF") shares, a subsidiary of MetLife through October 2000, were $12 million in 2000 and 1999, respectively. NES earned asset-based income of $10 million, and $11 million on average assets under management with NEF of approximately $3,500 million and $4,500 million in 2000 and 1999, respectively.

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Of the statutory profits earned by NELICO on participating policies and contracts, the portion which shall inure to the benefit of NELICO's stockholder shall not exceed the larger of (1) 10% of such statutory profits, or (2) fifty cents per year per thousand dollars of participating life insurance other than group term insurance in force at the end of the year.

13. BUSINESS SEGMENT INFORMATION

The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments:
Individual Life, Individual Annuity, Group Pension, Group Accident and Health, and Corporate. These segments are managed separately because either they provide different products and services, require different strategies, or have different technology requirements.

Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells a variety of fixed annuity and variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Accident and Health provides group life, medical, and disability contracts to corporations and small businesses. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 2001, 2000 and 1999. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

Allocation of net investment income and net investment gains (losses) were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 2001                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   73       $    1     $   --       $42         $    1      $  117
Universal life and investment-type product
  policy fees.............................       247           30         10        --             64         351
Net investment income.....................        (6)           3          3         1             43          44
Other revenues............................         6            3          4        10            198         221
Net investment gains (losses).............         2           --         --        --             (3)         (1)
Policyholder benefits and claims..........        69            2         (2)       32              3         104
Interest credited to policyholder.........        18            3          3        --             --          24
Policyholders' Dividends..................         3           --         --        --             --           3
Other Expenses............................       160           32          7        13            271         483
Income (loss) before provision for income
  taxes...................................        72           --          9         8             29         118
Provision (benefit) for income taxes......        24           --          3         3             12          42
Net income (loss).........................        48           --          6         5             17          76
Total assets..............................     3,704        2,047      1,252        48          1,001       8,052
Deferred policy acquisition costs.........     1,062          101         11         5              6       1,185
Separate account assets...................     2,709        1,834      1,182        --             --       5,725
Policyholder liabilities..................       894          182         47        42             39       1,204
Separate account liabilities..............     2,709        1,834      1,182        --             --       5,725


NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 2000                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   70       $   --      $ --       $ 36          $ 19       $  125
Universal life and investment-type product
  policy fees.............................       210           25         7         --            30          272
Net investment income.....................       (13)          (1)        1         --            76           63
Other revenues............................        11           10         7          8           247          283
Net investment gains (losses).............        35            2        (2)        --           (63)         (28)
Policyholder benefits and claims..........        83            6        --         31            30          150
Interest credited to policyholder.........        13            2         3         --             2           20
Policyholders' Dividends..................         3           --        --         --            15           18
Other Expenses............................       153           33         8         13           283          490
Income (loss) before provision for income
  taxes...................................        61           (5)        2         --           (21)          37
Provision (benefit) for income taxes......         9           (3)        2         --            17           25
Net income (loss).........................        52           (2)       --         --           (38)          12
Total assets..............................     3,634        1,788       773        406           962        7,563
Deferred policy acquisition costs.........       915           83        11         12            --        1,021
Separate account assets...................     2,879        1,704       726        342            --        5,651
Policyholder liabilities..................       676           70        38         58            11          853
Separate account liabilities..............     2,879        1,704       726        342            --        5,651

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 1999                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   63       $   --      $ --       $ 29         $   32      $  124
Universal life and investment-type product
  policy fees.............................       198           17         4         --             22         241
Net investment income.....................       (31)          --        --         --             99          68
Other revenues............................        23            7         3         34            148         215
Net investment gains (losses).............        --           --        --         --              3           3
Policyholder benefits and claims..........       125            5        --         24             39         193
Interest credited to policyholder.........         9            2         1         --             (1)         11
Policyholders' Dividends..................         2           --        --         --             19          21
Other Expenses............................       123           22         6         36            164         351
Income (loss) before provision for income
  taxes...................................        (6)          (5)       --          3             83          75
Provision (benefit) for income taxes......         1           (2)       --          1             29          29
Net income (loss).........................        (7)          (3)       --          2             54          46
Total assets..............................     3,276        1,441       569        266          1,579       7,131
Deferred policy acquisition costs.........       772           63        10          9             77         931
Separate account assets...................     2,705        1,399       518        218             --       4,840
Policyholder liabilities..................       536           44        45         44            518       1,187
Separate account liabilities..............     2,705        1,399       518        218             --       4,840

Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.

PART C.      OTHER INFORMATION

ITEM 24.     Financial Statements and Exhibits

(a)  Financial Statements


       The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

       Statement of Assets and Liabilities as of December 31, 2001.

       Statement of Operations for the year ended December 31, 2001.

       Statement of Changes in Net Assets for the years ended December 31, 2001 and 2000.

       Notes to Financial Statements.

       The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

       Consolidated Balance Sheets as of December 31, 2001 and 2000.

       Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2001, 2000 and 1999.

       Consolidated Statements of Equity for the years ended December 31, 2001, 2000 and 1999.

       Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.

       Notes to Consolidated Financial Statements.


(b)  Exhibits


        (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.


       (2) None.

       (3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

       (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

       (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (No. 33-64879) filed on December 11, 1995.

       (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 30, 1997.

       (4) (i) Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.




                                     III-1

       (ii) Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider; Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase
       Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

       (iii) Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.


       (iv) Forms of Endorsements: (Fixed Account Rider for Variable Annuity, NEL-500 (05/01); Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

       (5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

       (ii) Form of Application (NEA APP-1-02) is filed herewith.



       (6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 30, 1997.

       (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.


       (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 28, 1999.

       (iv) Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 27, 2001.

       (7) None

       (8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed on April 6, 2000.


       (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 33-85442) filed on January 19, 2001.


       (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 33-85442) filed on January 19, 2001.


       (iv) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.


       (v) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2002 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (No. 333-73676) filed on November 19, 2001.

                                     III-2

       (9) Opinion and Consent of Anne M. Goggin, Esq. (NELICO) filed herewith.



       (10) (i) Consent of Deloitte & Touche LLP filed herewith.



       (ii) Consent of Sutherland Asbill & Brennan LLP filed herewith.


       (11) None

       (12) None


       (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.


       (14) (i) Powers of Attorney are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.


ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                      Positions and Offices
Business Address                        with Depositor
DIRECTORS:

James M. Benson*                        Chairman of the Board of
New England Financial                   Directors, President,
501 Boylston Street                     Chief Executive Officer
Boston, MA 02116                        and Director

Susan C. Crampton                       Director
Principal
The Vermont Partnership
6 Tarbox Road
Jericho, VT 05465


Edward A. Fox                           Director
Chairman of the Board
SLM, Corp.
11600 Sally Mae Drive
Reston, VA 20193



George J. Goodman                       Director
Adam Smith Global Television, Ltd.
50th Floor, Craig Drill Capital
General Motors Building
767 Fifth Street
New York, NY 10153


Dr. Evelyn E. Handler                   Director
President
Merrimack Higher Education
Associates, Inc.
Ten Sterling Place
Bow, NH 03304-5216

Philip K. Howard, Esq.                  Director
Partner
Covington & Burling
1330 Avenue of the Americas
New York, NY 10019

Bernard A. Leventhal                    Director
Retired Vice Chairman
of the Board
Burlington Industries
1345 Avenue of the Americas
17th Floor
New York, NY          10105


                                     III-3

Thomas J. May                           Director
Chairman and Chief
Executive Officer
NSTAR
800 Boylston Street
Boston, MA 02199

Stewart G. Nagler                       Vice Chairman of the Board of
Metropolitan Life Insurance             Directors, Chief Financial Officer
Company                                 and Director
One Madison Avenue
New York, NY 10010

Catherine A. Rein                       Director
President and Chief
Executive Officer
Metropolitan Property and Casualty
Insurance Company
700 Quaker Lane
Warwick, RI   02887

Rand N. Stowell                         Director
President
Randwell Company
P. O. Box 60
Weld, ME   04285



Lisa M. Weber                           Director
Senior Executive Vice President and
Chief Administrative Officer
Metropolitan Life Insurance Company
and MetLife, Inc.

One Madison Avenue
New York, NY 10010


OFFICERS:

James M. Benson*                        Chairman of the Board of Directors,
                                        President, Chief Executive Officer
                                        and Director

David W. Allen*                         Senior Vice President




Mary Ann Brown*                         President, New England Products and
                                        Services (a business unit of NELICO)


Anthony T. Candito*                     President, NEF Information Services
                                        and Chief Information Officer

Thom A. Faria*                          President, Career Agency System
                                        (a business unit of NELICO)

Robert L. Gheghan*                      Senior Vice President

Anne M. Goggin*                         Senior Vice President and
                                        General Counsel




Alan C. Leland, Jr.*                    Senior Vice President

George J. Maloof*                       Executive Vice President


                                     III-4

Kenneth D. Martinelli*                  Senior Vice President


Thomas W. McConnell                     Senior Vice President
399 Boylston Street
Boston, MA 02116


Hugh C. McHaffie*                       Senior Vice President

Stephen J. McLaughlin*                  Senior Vice President

Thomas W. Moore*                        Senior Vice President


Kathryn F. Plazak*                      Vice President,
                                        Secretary and Clerk


David Y. Rogers*                        Executive Vice President, Chief
                                        Financial Officer and Chief
                                        Accounting Officer

John G. Small, Jr.*                     President, New England Services
                                        (a business unit of NELICO)


Anthony J. Williamson*                  Treasurer




*The principal business address for each of the directors and officers is the same as New England Life Insurance Company's address which is 501 Boylston Street, Boston, MA 02116-3700, except where otherwise indicated.


ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:




                                     III-5

ORGANIZATIONAL STRUCTURE OF METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                             AS OF DECEMBER 31, 2001

Metropolitan Life Insurance Company (Metropolitan) is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31 2001. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Property and Casualty Insurance Company (RI)

     1) Metropolitan Group Property and Casualty Insurance Company (RI)

          a) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

     2) Metropolitan Casualty Insurance Company (RI)

     3) Metropolitan General Insurance Company (RI)

     4) Metropolitan Direct Property and Casualty Insurance Company (GA)

     5) MetLife Auto & Home Insurance Agency, Inc. (RI)

     6) Metropolitan Lloyds, Inc. (TX)

     7) Met P&C Managing General Agency, Inc. (TX)

     8) Economy Fire & Casualty Company (RI)

          a) Economy Preferred Insurance Company (RI)

          b) Economy Premier Assurance Company (RI)

B.   MetLife General Insurance Agency, Inc. (DE)

     1) MetLife General Insurance Agency of Alabama, Inc. (AL)

     2) MetLife General Insurance Agency of Kentucky, Inc. (KY)

     3) MetLife General Insurance Agency of Mississippi, Inc. (MS)

     4) MetLife General Insurance Agency of Texas, Inc. (TX)

     5) MetLife General Insurance Agency of North Carolina, Inc. (NC)

     6) MetLife General Insurance Agency of Massachusetts, Inc. (MA)

C.   Metropolitan Asset Management Corporation (DE)

     1) MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

     2) MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          a) MetLife Capital CFLI Holdings, LLC (DE)

               i) MetLife Capital CFLI Leasing, LLC (DE)

     3) MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Corporation holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non-voting common stock of MetLife Financial Acceptance Corporation.

     4) MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

     5) MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     6) MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

D.   SSRM Holdings, Inc. (DE)

     1) State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

          a) State Street Research Investment Services, Inc. (MA)

     2) SSR Realty Advisors, Inc. (DE)

          a) Metric Management Inc. (DE)

          b) Metric Property Management, Inc. (DE)

          c) Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

          d) Metric Capital Corporation (CA)

          e) Metric Assignor, Inc. (CA)

          f) SSR AV, Inc. (DE)

          g) SSR Development Partners LLC (DE)

E.   Metropolitan Tower Realty Company, Inc. (DE)

F.   MetLife Investors Group, Inc. (DE)

     1) MetLife Investors USA Insurance Company (DE)

     2) Security First Insurance Agency, Inc. (Massachusetts) (MA)

     3) Security First Insurance Agency, Inc. (Nevada) (NV)

     4) MetLife Investors Group of Ohio, Inc. (OH)

     5) MetLife Investors Distribution Company (DE)

     6) Met Investors Advisory Corp. (DE)

     7) Security First Financial Agency, Inc. (TX)

G.   MetLife CC Holding Company (DE)

H.   VirtualFinances.com, Inc. (DE)

I.   Metropolitan Tower Life Insurance Company (DE)

J.   MetLife Security Insurance Company of Louisiana (LA)

K.   Texas Life Insurance Company (TX)

     1) Texas Life Agency Services, Inc. (TX)

     2) Texas Life Agency Services of Kansas, Inc. (KS)

L.   MetLife Securities, Inc. (DE)

M.   23rd Street Investments, Inc. (DE)

     1) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

     2) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

          a) Coating Technologies International, Inc (DE).

N. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1) Seguros Genesis, S.A. (Spain)

     2) Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

O.   Metropolitan Life Seguros de Vida S.A. (Uruguay)

     1) Jefferson Pilot Omega Seguros de Vida S.A (Uruguay)

P.   MetLife Holdings Luxembourg S.A. (Luxembourg)

Q.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

R.   MetLife International Holdings, Inc. (DE)

     1) MetLife Insurance Company of the Philippines, Inc. (Philippines)

     2) Natiloportem Holdings, Inc. (DE)

          a) Servicios Administrativos Gen, S.A. de C.V.

          b) Metropolitan Insurance Services Limited. (United Kingdom) 50% of the shares is held by Metropolitan Life Insurance Company.

          c) Metropolitan Company Limited (Isle of Man)

          d) European Marketing Services S.r.l.- 95% of the shares is held by Natiloportem Holdings and 5% by MetLife International Holdings, Inc.

     3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

     4) Metropolitan Life Seguros de Retiro, S.A.

     5) Metropolitan Life Seguros de Vida S.A. (Argentina)

          a) Met AFJP S.A. (Argentina). Shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A. (5%) and by Metropolitan Life Seguros de Vida S.A. (95%).

     6) MetLife India Insurance Company Private Limited (India) -- is owned 26% by MetLife International Holdings, Inc. and 74% by third parties.

     7) MetLife Services Company Czechia, s.r.o. (Czech Republic) 10% of its shares is owned by Natiloportem Holdings, Inc.

     8)  Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)

     9)  MetLife Saengmyoung Insurance Company Ltd. (Korea)

     10) Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

          a) Seguradora America do Sul S.A. (Brazil) 99.89% is owned by Metropolitan Life Seguros E Previdencia Privado S.A.

S.   Metropolitan Marine Way Investments Limited (Canada)

T. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

U. Seguros Genesis S.A. (Mexico) Metropolitan holds 93.58%, and Metropolitan Asset Management Corporation holds 3.19%.

V.   Hyatt Legal Plans, Inc. (DE)

     1) Hyatt Legal Plans of Florida, Inc. (FL)

W.   One Madison Merchandising L.L.C. (CT)

X.   Metropolitan Realty Management, Inc. (DE)

     1) Edison Supply and Distribution, Inc. (DE)

     2) Cross & Brown Company (NY)

          a) CBNJ, Inc. (NJ)

Y.   MetPark Funding, Inc. (DE)

Z.   Transmountain Land & Livestock Company (MT)

AA.  MetLife Trust Company, National Association (United States)

AB.  Benefit Services Corporation (GA)

AC.  GA Holding Corp. (MA)

AD.  CRH Co., Inc. (MA)

AE.  334 Madison Euro Investments, Inc. (DE)

     1) Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited.

          a) Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

AF.  L/C Development Corporation (CA)

AG. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

AH. New England Portfolio Advisors, Inc. (MA) A.D. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)

AI. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan Life Insurance Company owns 34% of St. James Fleet Investments Two Limited.

AJ.  MetLife New England Holdings, Inc. (DE)

     1) Fulcrum Financial Advisors, Inc. (MA)

     2) New England Life Insurance Company (MA)

          a) New England Life Holdings, Inc. (DE)

               i) New England Securities Corporation (MA)

                    (1) Hereford Insurance Agency, Inc. (MA)

                    (2) Hereford Insurance Agency of Alabama, Inc. (AL)

                    (3) Hereford Insurance Agency of Hawaii, Inc. (HI)

               ii) N.L. Holding Corp. (DEL) (NY)

                    (1) Nathan & Lewis Securities, Inc. (NY)

                    (2) Nathan & Lewis Associates, Inc. (NY)

                         (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)

                        (b) Nathan and Lewis Associates of Texas, Inc. (TX)

     (3) Nathan & Lewis Associates-Arizona, Inc. (AZ)

     (4) Nathan & Lewis of Nevada, Inc. (NV)

          iii) MetLife Advisers, LLC (MA)

               b) Omega Reinsurance Corporation (AZ)

               c) New England Pension and Annuity Company (DE)

               d) Newbury Insurance Company, Limited (Bermuda)

AK.  GenAmerica Financial Corporation (MO)

     1) General American Life Insurance Company (MO)

          a) Paragon Life Insurance Company (MO)

          b) Security Equity Life Insurance Company (NY)

          c) Cova Corporation (MO)

               i)   MetLife Investors Insurance Company (MO)

                    (1) MetLife Investors Insurance Company of California (CA)

                    (2) First MetLife Investors Insurance Company (NY)

               ii)  Cova Life Management Company (DE)

                    (1) Cova Life Administration Services Company (IL)

                         d) General Life Insurance Company (TX)

                         e) Equity Intermediary Company (MO)

               i) Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.9% is held by Equity Intermediary Company.

     (1) Reinsurance Company of Missouri Incorporated (MO)

          (a) RGA Reinsurance Company (MO)

               (i) Fairfield Management Group, Inc. (MO)

               1. Reinsurance Partners, Inc. (MO)

               2. Great Rivers Reinsurance Management, Inc. (MO)

               3. RGA (U.K.) Underwriting Agency Limited (United Kingdom)

     (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

     (3) RGA Americas Reinsurance Company, Ltd. (Barbados)

     (4) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

          (a) RGA Financial Group, L.L.C. (DE) 80% of RGA Financial Group, L.L.C. is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company owns 20% of RGA Financial Group, L.L.C.

     (5) RGA International Ltd. (CBCA) (Canada)

          (a)  RGA Canada Management Inc. (CBCA) Canada)

               (i)  RGA Life Reinsurance Company of Canada Limited (CBCA)
                    (Canada)

     (6) RGA Holdings Limited (United Kingdom)

          (a) RGA UK Services Limited (United Kingdom)

          (b) RGA Capital Limited U.K. (United Kingdom)

          (c) RGA Reinsurance (UK) Limited (United Kingdom)

     (7) RGA South African Holdings (Pty) Ltd. (South Africa)

          (a) RGA Reinsurance Company of South Africa Limited (South Africa)

     (8) RGA Australian Holdings Pty Limited (Australia)

          (a) RGA Reinsurance Company of Australia Limited (Australia)

     (9) General American Argentina Seguros de Vida, S.A. (Argentina)

     (10) RGA Argentina, S.A. (Argentina)

     (11) Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

     (12) Malaysia Life Reinsurance Group Berhad. (Malaysia) Reinsurance Group of America, Incorporated owns 30% of Malaysia Life Reinsurance Group Berhad.

     (13) RGA Sigma Reinsurance SPC (Cayman Islands)

     (14) RGA International Co. (Nova Scotia)

          (a) RGA Financial Products Limited (Canada)

               f)   GenAm Holding Company (DE)

                    i)   Krisman, Inc. (MO)

                    ii) Genelco de Mexico S.A. de C.V. (Mexico) 99% of the shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                    iii) White Oak Royalty Company (OK)

                    iv)  GM Marketing Incorporated (MO)

               g)   John S. McSwaney & Associates, Inc. (ND)

               h) GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

     2) Collaborative Strategies, Inc. (MO)

     3) Missouri Reinsurance (Barbados) Inc. (Barbados)

     4) GenAmerica Capital I (DE)

     5) Walnut Street Securities, Inc. (MO)

          a) WSS Insurance Agency of Alabama, Inc. (AL)

          b) WSS Insurance Agency of Massachusetts, Inc. (MA)

          c) WSS Insurance Agency of Nevada, Inc. (NV)

          d) WSS Insurance Agency of Ohio, Inc. (OH)

          e) WSS Insurance Agency of Texas, Inc. (TX)

          f) Walnut Street Advisers, Inc. (MO)

     6) General American Distributors, Inc. (MO)

AL. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia (Poland)

AM.  MetLife (India) Private Ltd. (India)

AN.  Tossle Company (Cayman Islands)

AO.  MetDent, Inc. (DE)

AP.  334 Madison Avenue BTP-D Investor, LLC (DE)

AQ.  334 Madison Avenue BTP-E Investor, LLC (DE)

AR.  MetLife Holdings, Inc. (DE)

     1) MetLife Credit Corp. (DE)

     2) MetLife Funding Inc. (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

2) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

4) Metropolitan indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

5) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

7) Mezzanine Investment Limited Partnerships (MILPs), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following:
     Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.     NUMBER OF CONTRACTOWNERS


       As of March 31, 2002, there were 3,111 owners of tax-qualified contracts and 1,481 owners of non-qualified contracts.


ITEM 28.     INDEMNIFICATION

The Depositor's parent, Metropolitan Life Insurance Company ("Metropolitan Life") has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. Metropolitan Life maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which the Depositor and New England Securities Corporation, the Registrant's principal underwriter (the "Underwriter"), as well as certain other subsidiaries of Metropolitan Life are covered. A provision in Metropolitan Life's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter. A provision in the Depositor's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers or employees of the Depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers or controlling persons (if any) of the Underwriter or Depositor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor or Underwriter of expenses incurred or paid by a director, officer or controlling person of the Depositor or Underwriter in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor or Underwriter will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.




                                     III-7

ITEM 29.     PRINCIPAL UNDERWRITERS

       (a) New England Securities Corporation also serves as principal underwriter for:

       New England Zenith Fund
       New England Variable Annuity Fund I
       New England Variable Life Separate Account
       New England Life Retirement Investment Account
       The New England Variable Account

       (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


         Name                      Positions and Offices with             Positions and Offices with
                                     Principal Underwriter                        Registrant
Thomas W. McConnell*       Chairman of the Board of Directors,                       None
                           President, and Chief Executive Officer

Steven J. Brash***         Assistant Treasurer                                       None

Mary M. Diggins**          Vice President, General Counsel, Secretary                None
                           and Clerk

Johannes Etwaroo*          Vice President of Operations                              None

Thom A. Faria**            Director                                                  None

Anne M. Goggin**           Director                                                  None

David Decker****           Vice President                                            None

Gregory M. Harrison***     Assistant Treasurer                                       None

Laura A. Hutner*           Vice President                                            None

Mitchell A. Karman**       Vice President                                            None

Rebecca Kovatch*           Field Vice President                                      None

Joanne Logue**             Vice President                                            None

Genevieve Martin*          Field Vice President                                      None

Sean McNamara*****         Assistant Vice President                                  None

James Reynolds*            Vice President and Chief Financial Officer                None

Robert F. Regan**          Vice President                                            None

Jonathan M. Rozek*         Vice President                                            None

Bette Skandalis**          Vice President                                            None

Michael E. Toland*         Vice President, Treasurer,                                None
                           Chief Compliance Officer,
                           Assistant Secretary and Assistant Clerk



Principal Business Address:  *399 Boylston Street, Boston, MA 02116

                            **501 Boylston Street, Boston, MA 02116

                           ***MetLife - One Madison Avenue, New York, NY 10010


                          ****MetLife - 260 Madison Avenue, New York, NY 10016



                         *****MetLife - 485 - E US Highway South, Iselin, NJ
                              08830


       (c)


          (1)                     (2)                (3)              (4)              (5)
        Name of            Net Underwriting
       Principal             Discounts and      Compensation       Brokerage
      Underwriter             Commissions       on Redemption     Commissions     Compensation
New England Securities
Corporation                  $16,986,480              0               0                 0



Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

                                     III-8

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

       (a) Registrant

       (b) State Street Bank & Trust Company 225 Franklin Street Boston, Massachusetts 02110

       (c) New England Securities Corporation 399 Boylston Street Boston, Massachusetts 02116

       (d) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

ITEM 31.     MANAGEMENT SERVICES

       Not applicable

ITEM 32.     UNDERTAKINGS

Registrant hereby makes the following undertakings:

       (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

       (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

       (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

       (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

       (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

       New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.




                                     III-9

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of April, 2002.

                  New England Variable Annuity Separate Account
                                  (Registrant)

                     By: New England Life Insurance Company
                                   (Depositor)

                                        By:  /s/ Anne M. Goggin
                                             -------------------------
                                                 Anne M. Goggin, Esq.
                                                 Senior Vice President
                                                 and General Counsel

Attest:

/s/ Michele H. Abate
-----------------------
    Michele H. Abate
    Assistant Secretary




                                     III-10

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that is meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of April, 2002.

                       New England Life Insurance Company

                                             By:  /s/ Anne M. Goggin
                                                  -------------------------
                                                      Anne M. Goggin, Esq.
                                                      Senior Vice President
                                                      and General Counsel

Attest:

/s/ Michele H. Abate
-----------------------
    Michele H. Abate
    Assistant Secretary

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2002.

         *                                Chairman, President and
--------------------                      Chief Executive Officer
James M. Benson

         *                                        Director
--------------------
Susan C. Crampton

         *                                        Director
--------------------
Edward A. Fox

         *                                        Director
--------------------
George J. Goodman

         *                                        Director
--------------------
Evelyn E. Handler

         *                                        Director
--------------------
Philip K. Howard

         *                                        Director
--------------------
Bernard A. Leventhal

         *                                        Director
--------------------
Thomas J. May

         *                                        Director
--------------------
Stewart G. Nagler

         *                                        Director
--------------------
Catherine A. Rein

         *                              Executive Vice President and
--------------------                    Chief Financial Officer and
David Y. Rogers                           Chief Accounting Officer


         *                                        Director
--------------------
Rand N. Stowell

         *                                        Director
--------------------
Lisa M. Weber

By: /s/ Michele H. Abate
   -------------------------
        Michele H. Abate, Esq.
        Attorney-in-fact
        April 25, 2002


* New England Life Insurance Company. Executed by Michele H. Abate, Esq. on behalf of those indicated pursuant to Powers of Attorney filed with the Registration Statement on Form N-4 (File No. 333-51676) on December 12, 2000.




                                     III-11

                                 Exhibit Index


(5) (ii)  Form of Application (NEA APP-1-02).

(9)  Opinion and Consent of Anne M. Goggin, General Counsel (NELICO).

(10) (i)  Consent of Deloitte & Touche LLP.

     (ii) Consent of Sutherland Asbill & Brennan LLP.